FEBRUARY 28, 2026 (Unaudited) :: SHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBX
::
Investments
Shares Value
Exchange Traded Funds — 73 .0%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $9,003,600) 90,000 $ 9,009,900
Principal
Amount
Short-Term Investments — 15 .7%
Repurchase Agreements (c) — 15 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,941,628
(Cost $1,941,052) $ 1,941,052
1,941,052
Total Investments — 88.7%
(Cost $10,944,652) 10,950,952
Other assets less liabilities — 11.3% 1,392,826
Net Assets — 100.0% $ 12,343,778
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 9,003,600 – – 6,300 9,009,900 90,000 –
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. 10 Year Treasury Note Futures Contracts 3 6/18/2026 U.S. Dollar $ 341,250 $ (1,599)
Swap Agreements
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,666,230) 11/4/2026 Bank of America NA (3.15)%
ICE U.S. Treasury 7-10 Year
Bond Index (23,536)
(5,975,973) 11/4/2026 Citibank NA (3.17)%
ICE U.S. Treasury 7-10 Year
Bond Index (38,337)
(3,385,057) 12/7/2026 Goldman Sachs International (3.42)%
ICE U.S. Treasury 7-10 Year
Bond Index (21,513)
(12,027,260) (83,386)
Total Unrealized
Depreciation
(83,386)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT 20+ YEAR TREASURY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Investments
Shares Value
Exchange Traded Funds — 81 .1%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $55,022,000) 550,000 $ 55,060,500
Principal
Amount
Short-Term Investments — 13 .6%
Repurchase Agreements (c) — 13 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $9,250,116
(Cost $9,247,374) $ 9,247,374
9,247,374
Total Investments — 94.7%
(Cost $64,269,374) 64,307,874
Other assets less liabilities — 5.3% 3,578,751
Net Assets — 100.0% $ 67,886,625
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 55,022,000 – – 38,500 55,060,500 550,000 –
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Long Bond Futures Contracts 17 6/18/2026 U.S. Dollar $ 2,013,438 $ (14,376)

FEBRUARY 28, 2026 (Unaudited) :: SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Swap Agreements
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(9,004,746) 11/4/2026 Bank of America NA (3.34)%
ICE U.S. Treasury 20+ Year
Bond Index (305,925)
(3,536,303) 11/4/2026 Barclays Bank PLC (3.42)%
ICE U.S. Treasury 20+ Year
Bond Index (102,329)
(11,097,132) 11/4/2026 Citibank NA (3.19)%
ICE U.S. Treasury 20+ Year
Bond Index (413,290)
(15,631,136) 11/4/2026 Goldman Sachs International (3.39)%
ICE U.S. Treasury 20+ Year
Bond Index (507,559)
(21,049,489) 11/4/2026
Morgan Stanley & Co.
International plc (3.47)%
ICE U.S. Treasury 20+ Year
Bond Index (433,793)
(6,047,865) 11/4/2026 Societe Generale (3.32)%
ICE U.S. Treasury 20+ Year
Bond Index (127,325)
(66,366,671) (1,890,221)
Total Unrealized
Depreciation
(1,890,221)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT DOW30
~
SM
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Investments
Shares Value
Exchange Traded Funds (a) — 79 .7%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $100,040,000) 1,000,000 $ 100,110,000
Principal
Amount
Short-Term Investments — 17 .4%
Repurchase Agreements (d) — 17 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $21,910,405
(Cost $21,903,909) $ 21,903,909
21,903,909
Total Investments — 97.1%
(Cost $121,943,909) 122,013,909
Other assets less liabilities — 2.9% 3,690,861
Net Assets — 100.0% $ 125,704,770
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $718,089.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 100,040,000 – – 70,000 100,110,000 1,000,000 –
Futures Contracts Sold
Short Dow30
SM
had the following open long and short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 55 3/20/2026 U.S. Dollar $ 13,475,000 $ (35,795)

FEBRUARY 28, 2026 (Unaudited) :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Swap Agreements
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(12,930,171) 3/8/2027 Bank of America NA (4.54)%
Dow Jones Industrial
Average
SM
(2,502,197)
(7,248,732) 11/4/2027 Barclays Bank PLC (4.19)%
Dow Jones Industrial
Average
SM
(419,313)
(17,534,095) 1/12/2027 BNP Paribas (4.24)%
Dow Jones Industrial
Average
SM
(2,509,783)
(12,685,281) 3/8/2027 Citibank NA (4.39)%
Dow Jones Industrial
Average
SM
(2,157,719)
(11,950,613) 11/6/2026 Goldman Sachs International (4.14)%
Dow Jones Industrial
Average
SM
(862,704)
(21,795,175) 11/6/2026 Societe Generale (4.34)%
Dow Jones Industrial
Average
SM
(1,451,298)
(28,059,548) 11/6/2026 UBS AG (4.04)%
Dow Jones Industrial
Average
SM
(1,916,790)
(112,203,615) (11,819,804)
Total Unrealized
Depreciation
(11,819,804)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT FINANCIALS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
Investments
Principal
Amount Value
Short-Term Investments — 98 .8%
Repurchase Agreements (a) — 98 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $11,151,127
(Cost $11,147,823) $ 11,147,823
$ 11,147,823
Total Investments — 98.8%
(Cost $11,147,823) 11,147,823
Other assets less liabilities — 1.2% 136,871
Net Assets — 100.0% $ 11,284,694
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short Financials had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,023,886) 3/8/2027 Bank of America NA (4.09)%
S&P Financial Select Sector
Index
c
(19,746)
(832,211) 3/6/2026 Barclays Bank PLC (4.29)%
S&P Financial Select Sector
Index
c
(547,553)
(2,079,578) 3/6/2026 BNP Paribas (4.14)%
S&P Financial Select Sector
Index
c
(420,264)
(2,292,219) 4/15/2027 Citibank NA (4.04)%
S&P Financial Select Sector
Index
c
(121,072)
(1,483,424) 3/8/2027 Goldman Sachs International (3.89)%
S&P Financial Select Sector
Index
c
(128,819)
(785,379) 3/6/2026 J.P. Morgan Securities, LLC (4.29)%
S&P Financial Select Sector
Index
c
(167,860)
(1,154,970) 3/6/2026 Societe Generale (3.99)%
S&P Financial Select Sector
Index
c
(335,809)
(624,000) 11/15/2027 UBS AG (3.94)%
S&P Financial Select Sector
Index
c
26,043
(11,275,667) (1,715,080)
Total Unrealized
Appreciation
26,043
Total Unrealized
Depreciation
(1,741,123)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: SHORT FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

YXI
::
Investments
Principal
Amount Value
Short-Term Investments — 71 .0%
Repurchase Agreements (a) — 71 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,008,942
(Cost $2,008,348) $ 2,008,348
$ 2,008,348
Total Investments — 71.0%
(Cost $2,008,348) 2,008,348
Other assets less liabilities — 29.0% 821,824
Net Assets — 100.0% $ 2,830,172
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(815,638) 11/6/2026 Bank of America NA (2.94)% iShares
®
China Large-Cap ETF
c
68,593
(376,628) 11/6/2026 Citibank NA (1.09)% iShares
®
China Large-Cap ETF
c
32,693
(208,459) 11/6/2026 Goldman Sachs International (3.14)% iShares
®
China Large-Cap ETF
c
100,117
(585,088) 11/6/2026 Societe Generale (3.49)% iShares
®
China Large-Cap ETF
c
(223,455)
(840,845) 11/9/2026 UBS AG (3.74)% iShares
®
China Large-Cap ETF
c
17,787
(2,826,658) (4,265)
Total Unrealized
Appreciation
219,190
Total Unrealized
Depreciation
(223,455)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT HIGH YIELD :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SJB
::
Investments
Shares Value
Exchange Traded Funds — 71 .2%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $30,012,000) 300,000 $ 30,033,000
Principal
Amount
Short-Term Investments — 14 .0%
Repurchase Agreements (c) — 14 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $5,893,574
(Cost $5,891,828) $ 5,891,828
5,891,828
Total Investments — 85.2%
(Cost $35,903,828) 35,924,828
Other assets less liabilities — 14.8% 6,223,491
Net Assets — 100.0% $ 42,148,319
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 30,012,000 – – 21,000 30,033,000 300,000 –
Swap Agreements
Short High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(659,899) 3/6/2026 BNP Paribas (1.64)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(1,256,339)
(708,480) 3/8/2027 Citibank NA (1.09)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(216,340)
(655,851) 11/6/2026 Goldman Sachs International (0.64)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(425,923)
(39,954,252) 11/15/2027 UBS AG (3.94)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
181,495
(41,978,482) (1,717,107)
Total Unrealized
Appreciation
181,495
Total Unrealized
Depreciation
(1,898,602)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2026 (Unaudited) :: SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MYY
::
Investments
Principal
Amount Value
Short-Term Investments — 103 .5%
Repurchase Agreements (a) — 103 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $3,265,883
(Cost $3,264,913) $ 3,264,913
$ 3,264,913
Total Investments — 103.5%
(Cost $3,264,913) 3,264,913
Liabilities in excess of other assets — (3.5%) (109,635)
Net Assets — 100.0% $ 3,155,278
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short MidCap400 had the following open long and short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400
®
E-Mini Index 1 3/20/2026 U.S. Dollar $ 357,790 $ (20,087)
Swap Agreements
Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(886,667) 1/12/2027 Bank of America NA (4.39)% S&P MidCap 400
®
(121,420)
(793,710) 4/6/2027 BNP Paribas (4.09)% S&P MidCap 400
®
(473,161)
(386,129) 3/8/2027 Citibank NA (3.99)% S&P MidCap 400
®
(274,824)
(729,355) 11/6/2026 Societe Generale (3.89)% S&P MidCap 400
®
(187,356)
(2,795,861) (1,056,761)
Total Unrealized
Depreciation
(1,056,761)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT MSCI EAFE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFZ
::
Investments
Principal
Amount Value
Short-Term Investments — 101 .0%
Repurchase Agreements (a) — 101 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $7,700,593
(Cost $7,698,311) $ 7,698,311
$ 7,698,311
Total Investments — 101.0%
(Cost $7,698,311) 7,698,311
Liabilities in excess of other assets — (1.0%) (77,754)
Net Assets — 100.0% $ 7,620,557
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(193,578) 11/6/2026 Citibank NA (3.44)% iShares
®
MSCI EAFE ETF
c
(73,496)
(1,944,685) 11/6/2026 Goldman Sachs International (3.49)% iShares
®
MSCI EAFE ETF
c
(754,786)
(2,552,121) 11/6/2026 Societe Generale (3.14)% iShares
®
MSCI EAFE ETF
c
(789,293)
(2,919,253) 11/6/2026 UBS AG (3.54)% iShares
®
MSCI EAFE ETF
c
(1,476,033)
(7,609,637) (3,093,608)
Total Unrealized
Depreciation
(3,093,608)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2026 (Unaudited) :: SHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUM
::
Investments
Principal
Amount Value
Short-Term Investments — 90 .3%
Repurchase Agreements (a) — 90 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $8,512,295
(Cost $8,509,771) $ 8,509,771
$ 8,509,771
Total Investments — 90.3%
(Cost $8,509,771) 8,509,771
Other assets less liabilities — 9.7% 917,761
Net Assets — 100.0% $ 9,427,532
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(4,651,156) 11/6/2026 Bank of America NA (3.59)%
iShares
®
MSCI Emerging
Markets ETF
c
(2,057,181)
(445,814) 11/6/2026 Citibank NA (3.29)%
iShares
®
MSCI Emerging
Markets ETF
c
(142,216)
(1,562,912) 11/6/2026 Goldman Sachs International (3.29)%
iShares
®
MSCI Emerging
Markets ETF
c
(244,549)
(2,302,519) 11/6/2026 Societe Generale (3.39)%
iShares
®
MSCI Emerging
Markets ETF
c
(857,878)
(466,311) 11/6/2026 UBS AG (3.54)%
iShares
®
MSCI Emerging
Markets ETF
c
(308,447)
(9,428,712) (3,610,271)
Total Unrealized
Depreciation
(3,610,271)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT QQQ
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Investments
Shares Value
Exchange Traded Funds (a) — 90 .9%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $550,220,000) 5,500,000 $ 550,605,000
Principal
Amount
Short-Term Investments — 25 .0%
Repurchase Agreements (d) — 6 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $37,270,353
(Cost $37,259,304) $ 37,259,304
37,259,304
U.S. Treasury Obligations (a) — 18 .9%
U.S. Treasury Bills
3.66%, 3/5/2026 (e) 90,920,000 90,892,383
3.58%, 3/10/2026 (e) 23,500,000 23,481,087
Total U.S. Treasury Obligations
(Cost $114,362,442) 114,373,470
Total Short-Term Investments
(Cost $151,621,746) 151,632,774
Total Investments — 115.9%
(Cost $701,841,746) 702,237,774
Liabilities in excess of other assets — (15.9%) (96,169,020)
Net Assets — 100.0% $ 606,068,754
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $114,259,532.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 550,220,000 – – 385,000 550,605,000 5,500,000 –
Futures Contracts Sold
Short QQQ
®
had the following open long and short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 124 3/20/2026 U.S. Dollar $ 62,011,780 $ 925,471

FEBRUARY 28, 2026 (Unaudited) :: SHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Swap Agreements
Short QQQ
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(48,921,678) 3/8/2027 Bank of America NA (4.49)% Nasdaq-100 Index
®
(4,517,498)
(19,219,231) 11/4/2027 Barclays Bank PLC (4.19)% Nasdaq-100 Index
®
(1,839,091)
(54,712,408) 11/4/2027 BNP Paribas (4.34)% Nasdaq-100 Index
®
(2,397,336)
(48,372,557) 11/4/2027 Citibank NA (4.49)% Nasdaq-100 Index
®
(2,428,951)
(88,083,981) 11/6/2026 Goldman Sachs International (4.14)% Nasdaq-100 Index
®
(11,310,019)
(39,037,503) 4/6/2027 J.P. Morgan Securities, LLC (4.19)% Nasdaq-100 Index
®
(14,683,415)
(32,023,731) 1/12/2027
Morgan Stanley & Co.
International plc (3.99)% Nasdaq-100 Index
®
(5,031,114)
(92,726,549) 4/6/2027
Nomura Global Financial
Products Inc. (4.34)% Nasdaq-100 Index
®
(14,422,084)
(44,204,231) 11/6/2026 Societe Generale (4.44)% Nasdaq-100 Index
®
3,644,176
(76,745,334) 11/6/2026 UBS AG (4.16)% Nasdaq-100 Index
®
(14,294,200)
(544,047,203) (67,279,532)
Total Unrealized
Appreciation
3,644,176
Total Unrealized
Depreciation
(70,923,708)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT REAL ESTATE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REK
::
Investments
Principal
Amount Value
Short-Term Investments — 95 .7%
Repurchase Agreements (a) — 95 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $9,547,034
(Cost $9,544,203) $ 9,544,203
$ 9,544,203
Total Investments — 95.7%
(Cost $9,544,203) 9,544,203
Other assets less liabilities — 4.3% 429,868
Net Assets — 100.0% $ 9,974,071
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,357,115) 3/8/2027 Bank of America NA (4.14)%
S&P Real Estate Select Sector
Index
c
(123,089)
(1,335,878) 3/6/2026 BNP Paribas (4.14)%
S&P Real Estate Select Sector
Index
c
(315,597)
(1,398,332) 4/15/2027 Citibank NA (4.09)%
S&P Real Estate Select Sector
Index
c
(181,009)
(1,309,389) 3/8/2027 Goldman Sachs International (3.89)%
S&P Real Estate Select Sector
Index
c
(53,624)
(1,896,676) 3/8/2027 Societe Generale (3.94)%
S&P Real Estate Select Sector
Index
c
(117,091)
(1,669,040) 3/8/2027 UBS AG (3.94)%
S&P Real Estate Select Sector
Index
c
(196,446)
(9,966,430) (986,856)
Total Unrealized
Depreciation
(986,856)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RWM
::
Investments
Shares Value
Exchange Traded Funds (a) — 78 .7%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $100,040,000) 1,000,000 $ 100,110,000
Principal
Amount
Short-Term Investments — 16 .3%
Repurchase Agreements (d) — 16 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $20,765,628
(Cost $20,759,473) $ 20,759,473
20,759,473
Total Investments — 95.0%
(Cost $120,799,473) 120,869,473
Other assets less liabilities — 5.0% 6,384,145
Net Assets — 100.0% $ 127,253,618
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $851,536.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 100,040,000 – – 70,000 100,110,000 1,000,000 –
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 98 3/20/2026 U.S. Dollar $ 12,910,030 $ (149,401)
Swap Agreements
Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(20,432,378) 11/4/2027 Bank of America NA (4.04)% Russell 2000
®
Index (985,514)
(19,682,156) 11/4/2027 Barclays Bank PLC (4.09)% Russell 2000
®
Index (2,714,102)
(12,229,944) 1/12/2027 BNP Paribas (4.04)% Russell 2000
®
Index (2,582,408)
(11,434,972) 3/8/2027 Citibank NA (3.89)% Russell 2000
®
Index (3,760,403)
(14,731,824) 11/6/2026 Goldman Sachs International (3.79)% Russell 2000
®
Index (1,302,394)
(21,587,984) 11/6/2026 Societe Generale (3.99)% Russell 2000
®
Index (8,457,247)
(14,245,440) 11/6/2026 UBS AG (3.94)% Russell 2000
®
Index (4,232,896)
(114,344,698) (24,034,964)
Total Unrealized
Depreciation
(24,034,964)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Investments
Shares Value
Exchange Traded Funds (a) — 86 .5%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $875,367,500) 8,750,000 $ 875,962,500
Principal
Amount
Short-Term Investments — 39 .4%
Repurchase Agreements (d) — 8 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $89,276,065
(Cost $89,249,603) $ 89,249,603
89,249,603
U.S. Treasury Obligations (a) — 30 .6%
U.S. Treasury Bills
3.66%, 3/5/2026 (e) 81,790,000 81,765,157
3.55%, 3/19/2026 (e) 227,860,000 227,469,867
Total U.S. Treasury Obligations
(Cost $309,216,019) 309,235,024
Total Short-Term Investments
(Cost $398,465,622) 398,484,627
Total Investments — 125.9%
(Cost $1,273,833,122) 1,274,447,127
Liabilities in excess of other assets — (25.9%) (262,470,173)
Net Assets — 100.0% $ 1,011,976,954
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $314,400,656.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 875,367,500 – – 595,000 875,962,500 8,750,000 –
Futures Contracts Sold
Short S&P500
®
had the following open long and short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P 500
®
E-Mini Index 307 3/20/2026 U.S. Dollar $ 105,746,150 $ 80,807

FEBRUARY 28, 2026 (Unaudited) :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Swap Agreements
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(113,749,160) 3/8/2027 Bank of America NA (4.34)% S&P 500
®
(39,817,406)
(196,715,331) 3/6/2026 Barclays Bank PLC (4.19)% S&P 500
®
(24,800,762)
(57,060,310) 1/12/2027 BNP Paribas (4.24)% S&P 500
®
(28,895,674)
(71,306,470) 3/5/2026 Citibank NA (4.14)% S&P 500
®
(36,686,223)
(144,050,626) 11/6/2026 Goldman Sachs International (4.14)% S&P 500
®
(29,575,473)
(66,525,648) 4/6/2027 J.P. Morgan Securities, LLC (4.09)% S&P 500
®
(42,047,252)
(32,124,370) 1/12/2027
Morgan Stanley & Co.
International plc (3.99)% S&P 500
®
(8,523,948)
(122,891,191) 11/6/2026 Societe Generale (4.34)% S&P 500
®
(14,297,474)
(101,826,052) 4/7/2026 UBS AG (4.16)% S&P 500
®
(23,637,253)
(906,249,158) (248,281,465)
Total Unrealized
Depreciation
(248,281,465)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT SMALLCAP600 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBB
::
Investments
Principal
Amount Value
Short-Term Investments — 100 .0%
Repurchase Agreements (a) — 100 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,244,437
(Cost $4,243,179) $ 4,243,179
$ 4,243,179
Total Investments — 100.0%
(Cost $4,243,179) 4,243,179
Other assets less liabilities — 0.0%(b) 11
Net Assets — 100.0% $ 4,243,190
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.
Swap Agreements
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(863,199) 11/4/2027 Bank of America NA (4.14)% S&P SmallCap 600
®
(164,370)
(1,498,741) 3/8/2027 Citibank NA (3.99)% S&P SmallCap 600
®
(216,174)
(695,618) 11/6/2026 Societe Generale (3.69)% S&P SmallCap 600
®
(194,991)
(1,184,131) 1/6/2028 UBS AG (3.94)% S&P SmallCap 600
®
(15,512)
(4,241,689) (591,047)
Total Unrealized
Depreciation
(591,047)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
Investments
Shares Value
Exchange Traded Funds — 71 .2%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)(c)
(Cost $15,006,000) 150,000 $ 15,016,500
Securities Lending Reinvestments (d) — 0 .0% (e)
Investment Companies — 0 .0% (e)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (f)
(Cost $10,225) 10,225 10,225
Principal
Amount
Short-Term Investments — 24 .8%
Repurchase Agreements (g) — 24 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $5,235,802
(Cost $5,234,249) $ 5,234,249
5,234,249
Total Investments — 96.0%
(Cost $20,250,474) 20,260,974
Other assets less liabilities — 4.0% 849,710
Net Assets — 100.0% $ 21,110,684
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $10,011, collateralized in the form of cash with a
value of $10,225 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $10,225.
(e) Represents less than 0.05% of net assets.
(f) Rate shown is the 7-day yield as of February 28, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 15,006,000 – – 10,500 15,016,500 150,000 –
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. 10 Year Treasury Notes 6 6/18/2026 U.S. Dollar $ 682,500 $ 3,083

ULTRA 7-10 YEAR TREASURY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
Swap Agreements
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
11,365,827 11/4/2026 Bank of America NA 3.15%
ICE U.S. Treasury 7-10 Year
Bond Index 154,857
12,635,282 11/4/2026 Citibank NA 3.49%
ICE U.S. Treasury 7-10 Year
Bond Index 171,544
17,633,921 11/4/2026 Goldman Sachs International 3.42%
ICE U.S. Treasury 7-10 Year
Bond Index 121,503
41,635,030 447,904
Total Unrealized
Appreciation
447,904
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
Investments
Shares Value
Exchange Traded Funds — 74 .7%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $60,024,000) 600,000 $ 60,066,000
Principal
Amount
Short-Term Investments — 15 .6%
Repurchase Agreements (c) — 15 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $12,541,895
(Cost $12,538,177) $ 12,538,177
12,538,177
Total Investments — 90.3%
(Cost $72,562,177) 72,604,177
Other assets less liabilities — 9.7% 7,760,848
Net Assets — 100.0% $ 80,365,025
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 60,024,000 – – 42,000 60,066,000 600,000 –
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 20 6/18/2026 U.S. Dollar $ 2,368,750 $ 15,587

ULTRA 20+ YEAR TREASURY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
Swap Agreements
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
28,900,778 11/4/2026 Bank of America NA 3.34%
ICE U.S. Treasury 20+ Year
Bond Index 908,967
33,614,585 11/4/2026 Barclays Bank PLC 3.86%
ICE U.S. Treasury 20+ Year
Bond Index 1,150,362
27,394,300 11/4/2026 Citibank NA 3.56%
ICE U.S. Treasury 20+ Year
Bond Index 690,691
27,344,409 11/4/2026 Goldman Sachs International 3.39%
ICE U.S. Treasury 20+ Year
Bond Index 424,449
41,660,345 11/4/2026 Societe Generale 3.89%
ICE U.S. Treasury 20+ Year
Bond Index 804,243
158,914,417 3,978,712
Total Unrealized
Appreciation
3,978,712
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Investments
Shares Value
Common Stocks (a) — 64 .6%
Diversified Telecommunication Services — 10.2%
AT&T, Inc. 15,968 $ 447,264
Comcast Corp., Class
a
A 14,119 437,124
Verizon Communications, Inc. 9,752 488,965
1,373,353
Entertainment — 17.8%
Electronic Arts, Inc. 1,910 383,089
Live Nation Entertainment, Inc.* 1,779 288,447
Netflix, Inc.* 5,100 490,824
Take-Two Interactive Software,
Inc.* 1,582 334,561
TKO Group Holdings, Inc.,
Class
a
A 746 167,007
Walt Disney Co. (The) 3,578 379,411
Warner Bros Discovery, Inc.* 13,187 371,478
2,414,817
Interactive Media & Services — 25.5%
Alphabet, Inc., Class
a
A 2,975 927,486
Alphabet, Inc., Class
a
C 2,383 742,138
Match Group, Inc. 2,661 84,087
Meta Platforms, Inc., Class
a
A 2,623 1,700,176
3,453,887
Media — 7.9%
Charter Communications, Inc.,
Class
a
A* 990 232,284
Fox Corp., Class
a
A 2,349 132,343
Fox Corp., Class
a
B 1,669 86,337
News Corp., Class
a
A 4,212 102,310
News Corp., Class
a
B 1,387 37,144
Omnicom Group, Inc. 3,594 306,532
Paramount Skydance Corp.,
Class
a
B(b) 3,502 47,312
Trade Desk, Inc. (The), Class
a
A* 4,959 118,123
1,062,385
Wireless Telecommunication Services — 3.2%
T-Mobile US, Inc. 1,994 432,878
Total Common Stocks
(Cost $8,620,832)
8,737,320
Securities Lending Reinvestments (c) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $34,696) 34,696 34,696
Investments
Principal
Amount Value
Short-Term Investments — 12 .4%
Repurchase Agreements (e) — 12 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,682,671
(Cost $1,682,173) $ 1,682,173
$ 1,682,173
Total Investments — 77.3%
(Cost $10,337,701) 10,454,189
Other assets less liabilities — 22.7% 3,077,444
Net Assets — 100.0% $ 13,531,633
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $80,374.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $40,760, collateralized in the form of cash with a
value of $34,696 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $34,696.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA COMMUNICATION SERVICES :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Swap Agreements
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
2,580,304 4/15/2027 Bank of America NA 4.64%
S&P Communication Services
Select Sector Index
c
15,337
3,620,440 11/6/2026 BNP Paribas 4.54%
S&P Communication Services
Select Sector Index
c
356,767
4,156,847 11/15/2027 Goldman Sachs International 4.39%
S&P Communication Services
Select Sector Index
c
48,740
3,202,413 11/6/2026 Societe Generale 4.69%
S&P Communication Services
Select Sector Index
c
150,769
4,717,301 11/6/2026 UBS AG 4.44%
S&P Communication Services
Select Sector Index
c
590,278
18,277,305 1,161,891
Total Unrealized
Appreciation
1,161,891
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Investments
Shares Value
Common Stocks (a) — 75 .0%
Automobile Components — 0.3%
Aptiv plc* 515 $ 37,873
Automobiles — 16.5%
Ford Motor Co. 9,327 131,417
General Motors Co. 2,224 175,051
Tesla, Inc.* 4,790 1,928,023
2,234,491
Broadline Retail — 16.7%
Amazon.com, Inc.* 10,318 2,166,780
eBay, Inc. 1,078 97,947
2,264,727
Distributors — 0.4%
Genuine Parts Co. 332 39,594
Pool Corp. 78 17,720
57,314
Hotels, Restaurants & Leisure — 18.5%
Airbnb, Inc., Class
a
A* 1,014 137,002
Booking Holdings, Inc. 77 326,430
Carnival Corp. 2,588 81,651
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,151 117,280
Darden Restaurants, Inc. 277 59,236
Domino's Pizza, Inc. 74 29,786
DoorDash, Inc., Class
a
A* 891 157,235
Expedia Group, Inc. 279 60,178
Hilton Worldwide Holdings, Inc. 554 172,726
Las Vegas Sands Corp. 725 41,122
Marriott International, Inc.,
Class
a
A 531 181,459
McDonald's Corp. 1,507 513,977
MGM Resorts International* 489 18,025
Norwegian Cruise Line Holdings
Ltd.* 1,085 26,897
Royal Caribbean Cruises Ltd. 605 188,131
Starbucks Corp. 2,710 265,634
Wynn Resorts Ltd. 202 21,854
Yum! Brands, Inc. 662 111,322
2,509,945
Household Durables — 2.8%
DR Horton, Inc. 652 104,574
Garmin Ltd. 390 98,604
Lennar Corp., Class
a
A 515 58,895
NVR, Inc.* 7 52,625
PulteGroup, Inc. 464 63,661
378,359
Leisure Products — 0.3%
Hasbro, Inc. 318 31,670
Specialty Retail — 16.7%
AutoZone, Inc.* 40 150,223
Best Buy Co., Inc. 466 28,878
Carvana Co., Class
a
A* 337 112,612
Investments
Shares Value
Common Stocks (a) (continued)
Home Depot, Inc. (The) 1,697 $ 646,082
Lowe's Cos., Inc. 1,337 353,730
O'Reilly Automotive, Inc.* 2,012 188,887
Ross Stores, Inc. 775 159,371
TJX Cos., Inc. (The) 2,653 428,884
Tractor Supply Co. 1,259 65,267
Ulta Beauty, Inc.* 107 73,272
Williams-Sonoma, Inc. 290 59,638
2,266,844
Textiles, Apparel & Luxury Goods — 2.8%
Deckers Outdoor Corp.* 347 40,693
Lululemon Athletica, Inc.* 258 47,774
NIKE, Inc., Class
a
B 2,835 176,280
Ralph Lauren Corp., Class
a
A 92 33,359
Tapestry, Inc. 488 75,870
373,976
Total Common Stocks
(Cost $10,290,355)
10,155,199
Principal
Amount
Short-Term Investments — 17 .2%
Repurchase Agreements (b) — 17 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,335,926
(Cost $2,335,234) $ 2,335,234
2,335,234
Total Investments — 92.2%
(Cost $12,625,589) 12,490,433
Other assets less liabilities — 7.8% 1,063,508
Net Assets — 100.0% $ 13,553,941
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $482,580.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA CONSUMER DISCRETIONARY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Swap Agreements
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
2,741,504 11/6/2026 BNP Paribas 4.54%
S&P Consumer Discretionary
Select Sector Index
c
(1,009,497)
4,845,449 11/6/2026 Goldman Sachs International 4.39%
S&P Consumer Discretionary
Select Sector Index
c
(556,246)
4,016,622 11/6/2026 Societe Generale 4.79%
S&P Consumer Discretionary
Select Sector Index
c
(774,818)
5,355,497 11/6/2026 UBS AG 4.44%
S&P Consumer Discretionary
Select Sector Index
c
(149,070)
16,959,072 (2,489,631)
Total Unrealized
Depreciation
(2,489,631)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Investments
Shares Value
Common Stocks (a) — 71 .2%
Beverages — 13.8%
Brown-Forman Corp., Class
a
B 1,086 $ 31,342
Coca-Cola Co. (The) 8,069 658,108
Constellation Brands, Inc.,
Class
a
A 857 135,286
Keurig Dr Pepper, Inc. 8,328 252,172
Molson Coors Beverage Co.,
Class
a
B 1,041 50,999
Monster Beverage Corp.* 4,365 372,334
PepsiCo, Inc. 2,843 482,571
1,982,812
Consumer Staples Distribution & Retail — 22.9%
Costco Wholesale Corp. 929 939,024
Dollar General Corp. 1,353 211,393
Dollar Tree, Inc.* 1,161 146,843
Kroger Co. (The) 3,732 254,672
Sysco Corp. 2,935 267,555
Target Corp. 2,783 316,677
Walmart, Inc. 9,131 1,168,311
3,304,475
Food Products — 12.0%
Archer-Daniels-Midland Co. 2,942 203,116
Bunge Global SA 832 100,381
Campbell's Co. (The) 1,204 32,448
Conagra Brands, Inc. 2,933 56,460
General Mills, Inc. 3,263 147,585
Hershey Co. (The) 903 213,361
Hormel Foods Corp. 1,785 45,696
J M Smucker Co. (The) 647 75,020
Kraft Heinz Co. (The) 5,228 128,661
Lamb Weston Holdings, Inc. 850 40,961
McCormick & Co., Inc.
(Non-Voting) 1,558 110,680
Mondelez International, Inc.,
Class
a
A 7,428 457,416
Tyson Foods, Inc., Class
a
A 1,733 112,628
1,724,413
Household Products — 12.3%
Church & Dwight Co., Inc. 1,470 154,144
Clorox Co. (The) 744 94,607
Colgate-Palmolive Co. 4,936 489,355
Kimberly-Clark Corp. 2,037 227,003
Procter & Gamble Co. (The) 4,869 814,097
1,779,206
Personal Care Products — 2.7%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,510 165,300
Kenvue, Inc. 11,740 224,469
389,769
Tobacco — 7.5%
Altria Group, Inc. 6,815 470,508
Investments
Shares Value
Common Stocks (a) (continued)
Philip Morris International, Inc. 3,245 $ 606,263
1,076,771
Total Common Stocks
(Cost $10,338,605)
10,257,446
Principal
Amount
Short-Term Investments — 9 .8%
Repurchase Agreements (b) — 9 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,415,124
(Cost $1,414,703) $ 1,414,703
1,414,703
Total Investments — 81.0%
(Cost $11,753,308) 11,672,149
Other assets less liabilities — 19.0% 2,729,476
Net Assets — 100.0% $ 14,401,625
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $149,702.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA CONSUMER STAPLES :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Swap Agreements
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
4,480,060 3/8/2027 Bank of America NA 4.64%
S&P Consumer Staples Select
Sector Index
c
177,312
8,074,284 3/8/2027 Goldman Sachs International 4.39%
S&P Consumer Staples Select
Sector Index
c
619,799
1,669,915 3/8/2027 Societe Generale 4.54%
S&P Consumer Staples Select
Sector Index
c
84,782
4,238,386 3/8/2027 UBS AG 4.44%
S&P Consumer Staples Select
Sector Index
c
101,147
18,462,645 983,040
Total Unrealized
Appreciation
983,040
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Shares Value
Common Stocks (a) — 74 .9%
Aerospace & Defense — 2.1%
Boeing Co. (The)* 47,935 $ 10,906,650
Banks — 2.8%
JPMorgan Chase & Co. 47,934 14,394,580
Beverages — 0.8%
Coca-Cola Co. (The) 47,931 3,909,252
Biotechnology — 3.6%
Amgen, Inc. 47,930 18,604,509
Broadline Retail — 2.0%
Amazon.com, Inc.* 47,939 10,067,190
Capital Markets — 8.1%
Goldman Sachs Group, Inc.
(The) 47,930 41,199,190
Chemicals — 3.4%
Sherwin-Williams Co. (The) 47,930 17,378,939
Communications Equipment — 0.7%
Cisco Systems, Inc. 47,946 3,809,789
Consumer Finance — 2.9%
American Express Co. 47,930 14,805,577
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc. 47,939 6,133,795
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. 47,928 2,403,110
Entertainment — 1.0%
Walt Disney Co. (The) 47,939 5,083,451
Financial Services — 3.0%
Visa, Inc., Class
a
A 47,930 15,344,310
Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc. 47,930 14,056,431
Hotels, Restaurants & Leisure — 3.2%
McDonald's Corp. 47,930 16,347,006
Household Products — 1.6%
Procter & Gamble Co. (The) 47,944 8,016,237
Industrial Conglomerates — 3.8%
3M Co. 47,936 7,924,779
Honeywell International, Inc. 47,940 11,677,705
19,602,484
Insurance — 2.9%
Travelers Cos., Inc. (The) 47,934 14,794,350
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.3%
International Business
Machines Corp. 47,938 $ 11,515,187
Machinery — 7.0%
Caterpillar, Inc. 47,930 35,603,842
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp. 47,939 8,953,088
Pharmaceuticals — 3.5%
Johnson & Johnson 47,937 11,908,989
Merck & Co., Inc. 47,940 5,935,931
17,844,920
Semiconductors & Semiconductor Equipment — 1.7%
NVIDIA Corp. 47,937 8,493,957
Software — 5.5%
Microsoft Corp. 47,930 18,824,028
Salesforce, Inc. 47,936 9,337,454
28,161,482
Specialty Retail — 3.6%
Home Depot, Inc. (The) 47,930 18,247,910
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. 47,941 12,665,053
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class
a
B 47,937 2,980,723
Total Common Stocks
(Cost $387,167,944)
381,323,012
Exchange Traded Funds (a) — 13 .8%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $70,028,000) 700,000 70,077,000
Principal
Amount
Short-Term Investments — 7 .5%
Repurchase Agreements (d) — 5 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $26,456,514
(Cost $26,448,670) $ 26,448,670
26,448,670

ULTRA DOW30
~
SM
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 2 .3%
U.S. Treasury Bills
3.58%, 3/10/2026 (e)
(Cost $11,769,507) $ 11,780,000 $ 11,770,519
Total Short-Term Investments
(Cost $38,218,177) 38,219,189
Total Investments — 96.2%
(Cost $495,414,121) 489,619,201
Other assets less liabilities — 3.8% 19,548,579
Net Assets — 100.0% $ 509,167,780
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $43,203,739.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 70,028,000 – – 49,000 70,077,000 700,000 –
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
DJIA CBOT E-Mini Index 264 3/20/2026 U.S. Dollar $ 64,680,000 $ (41,445)
Swap Agreements
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
81,891,082 3/8/2027 Bank of America NA 4.74%
Dow Jones Industrial
Average
SM
1,184,323
76,160,666 11/4/2027 Barclays Bank PLC 4.59%
Dow Jones Industrial
Average
SM
1,306,721
101,139,405 1/12/2027 BNP Paribas 4.54%
Dow Jones Industrial
Average
SM
2,661,228
74,054,615 11/4/2027 Citibank NA 4.59%
Dow Jones Industrial
Average
SM
2,738,184
137,683,188 11/4/2027
Morgan Stanley & Co.
International plc 5.04%
SPDR
®
Dow Jones Industrial
Average
SM
ETF Trust 3,111,855
52,700,242 11/6/2026 Societe Generale 4.69%
Dow Jones Industrial
Average
SM
4,636,494
48,782,008 1/12/2027 UBS AG 4.44%
Dow Jones Industrial
Average
SM
(97,180)
572,411,206 15,541,625
Total Unrealized
Appreciation
15,638,805
Total Unrealized
Depreciation
(97,180)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ENERGY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Investments
Shares Value
Common Stocks (a) — 57 .6%
Energy Equipment & Services — 5.7%
Baker Hughes Co., Class
a
A 30,805 $ 2,010,334
Halliburton Co. 26,274 945,864
SLB Ltd. 46,635 2,394,241
5,350,439
Oil, Gas & Consumable Fuels — 51.9%
APA Corp. 11,071 336,226
Chevron Corp. 50,580 9,446,321
ConocoPhillips 33,024 3,746,903
Coterra Energy, Inc. 23,768 727,063
Devon Energy Corp. 19,581 852,361
Diamondback Energy, Inc. 5,815 1,012,275
EOG Resources, Inc. 16,938 2,101,667
EQT Corp. 19,480 1,196,462
Expand Energy Corp. 7,435 802,385
Exxon Mobil Corp. 86,267 13,155,718
Kinder Morgan, Inc. 61,116 2,033,329
Marathon Petroleum Corp. 9,384 1,860,003
Occidental Petroleum Corp. 22,452 1,191,752
ONEOK, Inc. 19,643 1,625,851
Phillips 66 12,577 1,941,008
Targa Resources Corp. 6,702 1,580,332
Texas Pacific Land Corp. 1,808 947,916
Valero Energy Corp. 9,521 1,948,377
Williams Cos., Inc. (The) 33,348 2,491,763
48,997,712
Total Common Stocks
(Cost $45,916,884)
54,348,151
Principal
Amount
Short-Term Investments — 13 .7%
Repurchase Agreements (b) — 13 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $12,977,404
(Cost $12,973,557) $ 12,973,557
12,973,557
Total Investments — 71.3%
(Cost $58,890,441) 67,321,708
Other assets less liabilities — 28.7% 27,049,907
Net Assets — 100.0% $ 94,371,615
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,148,478.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Swap Agreements
Ultra Energy had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
17,795,992 11/15/2027 Bank of America NA 4.64%
S&P Energy Select Sector
Index
c
4,128,186
26,712,127 1/6/2028 BNP Paribas 4.54%
S&P Energy Select Sector
Index
c
401,602
4,360,351 4/15/2027 Citibank NA 4.54%
S&P Energy Select Sector
Index
c
1,252,436
25,787,629 1/6/2028 Goldman Sachs International 4.39%
S&P Energy Select Sector
Index
c
388,021
38,041,317 4/15/2027 Societe Generale 4.69%
S&P Energy Select Sector
Index
c
4,224,684
21,912,931 1/6/2028 UBS AG 4.44%
S&P Energy Select Sector
Index
c
282,784
134,610,347 10,677,713
Total Unrealized
Appreciation
10,677,713
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FINANCIALS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Shares Value
Common Stocks (a) — 63 .9%
Banks — 17.6%
Bank of America Corp. 410,657 $ 20,463,038
Citigroup, Inc. 109,371 12,051,591
Citizens Financial Group, Inc. 26,252 1,580,108
Fifth Third Bancorp 54,977 2,719,712
Huntington Bancshares, Inc. 124,280 2,087,904
JPMorgan Chase & Co. 166,399 49,969,620
KeyCorp 56,784 1,177,700
M&T Bank Corp. 9,394 2,038,310
PNC Financial Services Group,
Inc. (The) 23,971 5,090,242
Regions Financial Corp. 53,599 1,491,660
Truist Financial Corp. 78,194 3,855,746
US Bancorp 95,015 5,193,520
Wells Fargo & Co. 191,877 15,628,382
123,347,533
Capital Markets — 16.2%
Ameriprise Financial, Inc. 5,675 2,667,931
Ares Management Corp.,
Class
a
A 12,592 1,410,430
Bank of New York Mellon Corp.
(The) 42,626 5,076,757
Blackrock, Inc. 8,820 9,377,689
Blackstone, Inc. 45,138 5,117,295
Cboe Global Markets, Inc. 6,396 1,917,009
Charles Schwab Corp. (The) 102,099 9,719,825
CME Group, Inc. 22,040 7,041,780
Coinbase Global, Inc., Class
a
A* 13,946 2,452,404
FactSet Research Systems, Inc. 2,290 496,495
Franklin Resources, Inc. 18,788 498,633
Goldman Sachs Group, Inc.
(The) 18,333 15,758,497
Interactive Brokers Group, Inc.,
Class
a
A 27,223 1,938,005
Intercontinental Exchange, Inc. 34,852 5,720,259
Invesco Ltd. 27,206 714,430
KKR & Co., Inc. 41,945 3,677,738
Moody's Corp. 9,378 4,478,839
Morgan Stanley 73,832 12,293,766
MSCI, Inc., Class
a
A 4,593 2,626,415
Nasdaq, Inc. 27,573 2,414,843
Northern Trust Corp. 11,560 1,654,120
Raymond James Financial, Inc. 10,777 1,649,743
Robinhood Markets, Inc.,
Class
a
A* 48,096 3,648,082
S&P Global, Inc. 18,949 8,373,184
State Street Corp. 17,073 2,195,929
T. Rowe Price Group, Inc. 13,340 1,262,364
114,182,462
Consumer Finance — 2.7%
American Express Co. 32,843 10,145,202
Capital One Financial Corp. 38,859 7,602,375
Synchrony Financial 22,016 1,521,526
19,269,103
Financial Services — 18.5%
Apollo Global Management, Inc. 28,383 2,968,862
Investments
Shares Value
Common Stocks (a) (continued)
Berkshire Hathaway, Inc.,
Class
a
B* 112,087 $ 56,598,331
Block, Inc., Class
a
A* 33,465 2,131,720
Corpay, Inc.* 4,276 1,390,128
Fidelity National Information
Services, Inc. 31,654 1,613,088
Fiserv, Inc.* 32,876 2,047,846
Global Payments, Inc. 14,471 1,106,453
Jack Henry & Associates, Inc. 4,424 718,723
Mastercard, Inc., Class
a
A 50,120 25,922,565
PayPal Holdings, Inc. 57,192 2,642,842
Visa, Inc., Class
a
A 103,166 33,027,563
130,168,121
Insurance — 8.9%
Aflac, Inc. 28,833 3,256,111
Allstate Corp. (The) 15,995 3,431,248
American International Group,
Inc. 32,982 2,654,721
Aon plc, Class
a
A 13,138 4,407,405
Arch Capital Group Ltd.* 22,072 2,210,511
Arthur J Gallagher & Co. 15,697 3,582,055
Assurant, Inc. 3,061 702,775
Brown & Brown, Inc. 17,948 1,289,025
Chubb Ltd. 22,372 7,625,720
Cincinnati Financial Corp. 9,537 1,563,877
Erie Indemnity Co., Class
a
A 1,553 418,440
Everest Group Ltd. 2,566 860,867
Globe Life, Inc. 4,866 706,835
Hartford Insurance Group, Inc.
(The) 17,033 2,398,757
Loews Corp. 10,358 1,139,587
Marsh & McLennan Cos., Inc. 29,946 5,592,116
MetLife, Inc. 33,831 2,438,200
Principal Financial Group, Inc. 12,220 1,166,033
Progressive Corp. (The) 35,844 7,658,429
Prudential Financial, Inc. 21,394 2,104,742
Travelers Cos., Inc. (The) 13,635 4,208,307
W R Berkley Corp. 18,351 1,315,767
Willis Towers Watson plc 5,853 1,786,160
62,517,688
Total Common Stocks
(Cost $473,718,934)
449,484,907
Exchange Traded Funds (a) — 5 .0%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $35,014,000) 350,000 35,038,500

FEBRUARY 28, 2026 (Unaudited) :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Principal
Amount Value
Short-Term Investments — 9 .8%
Repurchase Agreements (d) — 1 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $10,711,031
(Cost $10,707,856) $ 10,707,856
$ 10,707,856
U.S. Treasury Obligations (a) — 8 .3%
U.S. Treasury Bills
3.54%, 3/3/2026 (e)
(Cost $57,838,684) 57,850,000 57,844,212
Total Short-Term Investments
(Cost $68,546,540) 68,552,068
Total Investments — 78.7%
(Cost $577,279,474) 553,075,475
Other assets less liabilities — 21.3% 150,079,807
Net Assets — 100.0% $ 703,155,282
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $94,988,105.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 35,014,000 – – 24,500 35,038,500 350,000 –

ULTRA FINANCIALS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Swap Agreements
Ultra Financials had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
239,163,490 4/15/2027 Bank of America NA 4.74%
S&P Financial Select Sector
Index
c
14,734,419
65,406,081 3/6/2026 Barclays Bank PLC 4.59%
S&P Financial Select Sector
Index
c
21,603,957
110,515,709 4/15/2027 BNP Paribas 4.54%
S&P Financial Select Sector
Index
c
23,706,343
239,953,932 11/15/2027 Citibank NA 4.64%
S&P Financial Select Sector
Index
c
(2,578,382)
82,580,636 4/15/2027 Goldman Sachs International 4.39%
S&P Financial Select Sector
Index
c
9,080,198
42,902,845 4/15/2027 J.P. Morgan Securities, LLC 4.49%
S&P Financial Select Sector
Index
c
35,129,831
50,661,709 3/8/2027 Societe Generale 4.69%
S&P Financial Select Sector
Index
c
20,854,244
123,631,099 4/15/2027 UBS AG 4.44%
S&P Financial Select Sector
Index
c
27,807,198
954,815,501 150,337,808
Total Unrealized
Appreciation
152,916,190
Total Unrealized
Depreciation
(2,578,382)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

XPP
::
Investments
Shares Value
Exchange Traded Funds (a) — 41 .3%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $6,002,400) 60,000 $ 6,006,600
Principal
Amount
Short-Term Investments — 13 .6%
Repurchase Agreements (d) — 13 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,972,103
(Cost $1,971,518) $ 1,971,518
1,971,518
Total Investments — 54.9%
(Cost $7,973,918) 7,978,118
Other assets less liabilities — 45.1% 6,561,230
Net Assets — 100.0% $ 14,539,348
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,515.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 6,002,400 – – 4,200 6,006,600 60,000 –
Swap Agreements
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
6,023,288 11/6/2026 Bank of America NA 4.64% iShares
®
China Large-Cap ETF
c
787,587
5,689,717 11/6/2026 Citibank NA 3.09% iShares
®
China Large-Cap ETF
c
(491,427)
9,969,257 11/6/2026 Goldman Sachs International 3.94% iShares
®
China Large-Cap ETF
c
(268,196)
1,146,527 11/6/2026 Societe Generale 4.59% iShares
®
China Large-Cap ETF
c
779,220
6,296,701 11/9/2026 UBS AG 4.24% iShares
®
China Large-Cap ETF
c
(497,716)
29,125,490 309,468
Total Unrealized
Appreciation
1,566,807
Total Unrealized
Depreciation
(1,257,339)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA FTSE EUROPE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
Investments
Principal
Amount Value
Short-Term Investments — 44 .3%
Repurchase Agreements (a) — 44 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $6,642,645
(Cost $6,640,675) $ 6,640,675
$ 6,640,675
Total Investments — 44.3%
(Cost $6,640,675) 6,640,675
Other assets less liabilities — 55.7% 8,350,989
Net Assets — 100.0% $ 14,991,664
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
8,320,199 11/6/2026 Bank of America NA 4.64%
Vanguard
®
FTSE Europe ETF
Shares
c
367,943
8,628,240 3/5/2026 Citibank NA 4.04%
Vanguard
®
FTSE Europe ETF
Shares
c
1,748,901
7,389,251 3/6/2026 Goldman Sachs International 4.14%
Vanguard
®
FTSE Europe ETF
Shares
c
939,104
2,148,936 11/6/2026 Societe Generale 4.04%
Vanguard
®
FTSE Europe ETF
Shares
c
854,969
3,513,855 11/6/2026 UBS AG 3.14%
Vanguard
®
FTSE Europe ETF
Shares
c
13,934
30,000,481 3,924,851
Total Unrealized
Appreciation
3,924,851
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Investments
Shares Value
Common Stocks (a) — 70 .8%
Biotechnology — 13.1%
AbbVie, Inc. 20,173 $ 4,681,750
Amgen, Inc. 6,147 2,386,020
Biogen, Inc.* 1,674 321,107
Gilead Sciences, Inc. 14,161 2,109,281
Incyte Corp.* 1,883 190,691
Moderna, Inc.* 3,968 212,566
Regeneron Pharmaceuticals,
Inc. 1,151 899,702
Vertex Pharmaceuticals, Inc.* 2,897 1,439,316
12,240,433
Health Care Equipment & Supplies — 14.0%
Abbott Laboratories 19,848 2,309,315
Align Technology, Inc.* 762 144,856
Baxter International, Inc.(b) 5,867 119,511
Becton Dickinson & Co. 3,271 577,266
Boston Scientific Corp.* 16,921 1,300,379
Cooper Cos., Inc. (The)* 2,270 189,931
Dexcom, Inc.* 4,455 327,131
Edwards Lifesciences Corp.* 6,623 572,691
GE HealthCare Technologies,
Inc. 5,200 438,204
Hologic, Inc.* 2,540 191,414
IDEXX Laboratories, Inc.* 912 598,938
Insulet Corp.* 802 197,781
Intuitive Surgical, Inc.* 4,048 2,038,209
Medtronic plc 14,641 1,429,840
ResMed, Inc. 1,666 426,929
Solventum Corp.* 1,682 124,804
STERIS plc 1,120 282,632
Stryker Corp. 3,928 1,521,943
Zimmer Biomet Holdings, Inc. 2,262 222,671
13,014,445
Health Care Providers & Services — 11.9%
Cardinal Health, Inc. 2,712 621,672
Cencora, Inc. 2,213 823,546
Centene Corp.* 5,329 239,166
Cigna Group (The) 3,049 883,661
CVS Health Corp. 14,489 1,157,671
DaVita, Inc.* 403 62,989
Elevance Health, Inc. 2,536 811,520
HCA Healthcare, Inc. 1,823 965,643
Henry Schein, Inc.* 1,142 94,089
Humana, Inc. 1,376 262,183
Labcorp Holdings, Inc. 946 273,508
McKesson Corp. 1,409 1,391,204
Molina Healthcare, Inc.* 586 90,273
Quest Diagnostics, Inc. 1,270 269,126
UnitedHealth Group, Inc. 10,341 3,032,705
Universal Health Services, Inc.,
Class
a
B 631 130,049
11,109,005
Life Sciences Tools & Services — 6.1%
Agilent Technologies, Inc. 3,236 392,786
Bio-Techne Corp. 1,779 104,961
Investments
Shares Value
Common Stocks (a) (continued)
Charles River Laboratories
International, Inc.* 561 $ 100,133
Danaher Corp. 7,176 1,511,552
IQVIA Holdings, Inc.* 1,944 347,606
Mettler-Toledo International,
Inc.* 233 318,439
Revvity, Inc. 1,294 127,213
Thermo Fisher Scientific, Inc. 4,288 2,234,520
Waters Corp.* 1,121 358,025
West Pharmaceutical Services,
Inc. 821 208,813
5,704,048
Pharmaceuticals — 25.7%
Bristol-Myers Squibb Co. 23,236 1,449,229
Eli Lilly & Co. 9,065 9,536,289
Johnson & Johnson 27,507 6,833,564
Merck & Co., Inc. 28,330 3,507,821
Pfizer, Inc. 64,898 1,794,430
Viatris, Inc. 13,141 196,195
Zoetis, Inc., Class
a
A 5,030 659,433
23,976,961
Total Common Stocks
(Cost $57,429,227)
66,044,892
Exchange Traded Funds — 10 .7%
ProShares GENIUS Money
Market ETF, 3.50%(c)(d)
(Cost $10,004,000) 100,000 10,011,000
Securities Lending Reinvestments (e) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (f)
(Cost $67,200) 67,200 67,200
Principal
Amount
Short-Term Investments — 5 .1%
Repurchase Agreements (g) — 5 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,737,150
(Cost $4,735,745) $ 4,735,745
4,735,745
Total Investments — 86.7%
(Cost $72,236,172) 80,858,837
Other assets less liabilities — 13.3% 12,432,019
Net Assets — 100.0% $ 93,290,856
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $992,027.

ULTRA HEALTH CARE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $65,184, collateralized in the form of cash with a
value of $67,200 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of February 28, 2026.
(e) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $67,200.
(f) Rate shown is the 7-day yield as of February 28, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 10,004,000 – – 7,000 10,011,000 100,000 –
Swap Agreements
Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
2,319,678 3/8/2027 Bank of America NA 4.69%
S&P Health Care Select Sector
Index
c
(2,663,992)
8,967,372 3/8/2027 BNP Paribas 4.54%
S&P Health Care Select Sector
Index
c
485,661
17,902,738 4/15/2027 Citibank NA 4.59%
S&P Health Care Select Sector
Index
c
1,796,077
30,357,870 3/8/2027 Goldman Sachs International 4.39%
S&P Health Care Select Sector
Index
c
873,818
12,447,050 3/8/2027 Societe Generale 4.64%
S&P Health Care Select Sector
Index
c
784,291
47,914,676 3/8/2027 UBS AG 4.14%
S&P Health Care Select Sector
Index
c
569,637
119,909,384 1,845,492
Total Unrealized
Appreciation
4,509,484
Total Unrealized
Depreciation
(2,663,992)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
Investments
Shares Value
Exchange Traded Funds — 58 .1%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $12,004,800) 120,000 $ 12,013,200
Principal
Amount
Short-Term Investments — 21 .9%
Repurchase Agreements (c) — 21 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,515,027
(Cost $4,513,688) $ 4,513,688
4,513,688
Total Investments — 80.0%
(Cost $16,518,488) 16,526,888
Other assets less liabilities — 20.0% 4,119,647
Net Assets — 100.0% $ 20,646,535
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 12,004,800 – – 8,400 12,013,200 120,000 –
Swap Agreements
Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,506,027 3/6/2026 BNP Paribas 3.64%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
270,597
20,912,320 3/8/2027 Citibank NA 3.59%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(101,751)
18,398,227 11/6/2026 Goldman Sachs International 2.64%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
88,735
623,463 11/15/2027 UBS AG 4.44%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(3,779)
41,440,037 253,802
Total Unrealized
Appreciation
359,332
Total Unrealized
Depreciation
(105,530)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA INDUSTRIALS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks — 63 .3%
Aerospace & Defense — 17.0%
Axon Enterprise, Inc.* 313 $ 169,771
Boeing Co. (The)* 3,102 705,798
General Dynamics Corp. 1,004 358,478
General Electric Co. 4,179 1,430,305
Howmet Aerospace, Inc. 1,593 418,210
Huntington Ingalls Industries,
Inc. 156 69,345
L3Harris Technologies, Inc. 741 270,124
Lockheed Martin Corp. 807 531,071
Northrop Grumman Corp. 531 384,646
RTX Corp. 5,312 1,076,317
Textron, Inc. 697 68,759
TransDigm Group, Inc. 223 290,522
5,773,346
Air Freight & Logistics — 2.5%
CH Robinson Worldwide, Inc. 469 86,882
Expeditors International of
Washington, Inc. 531 77,011
FedEx Corp. 860 332,820
United Parcel Service, Inc.,
Class
a
B 2,927 339,415
836,128
Building Products — 3.6%
A O Smith Corp. 449 35,022
Allegion plc 340 54,791
Builders FirstSource, Inc.* 438 45,679
Carrier Global Corp. 3,134 201,830
Johnson Controls International
plc 2,423 349,639
Lennox International, Inc. 127 72,382
Masco Corp. 822 58,872
Trane Technologies plc 879 406,379
1,224,594
Commercial Services & Supplies — 3.3%
Cintas Corp. 1,353 272,129
Copart, Inc.* 3,527 134,344
Republic Services, Inc., Class
a
A 798 182,742
Rollins, Inc. 1,163 70,815
Veralto Corp. 984 95,871
Waste Management, Inc. 1,468 353,553
1,109,454
Construction & Engineering — 1.9%
Comfort Systems USA, Inc. 139 198,682
EMCOR Group, Inc. 177 128,258
Quanta Services, Inc. 591 332,780
659,720
Electrical Equipment — 7.1%
AMETEK, Inc. 912 218,169
Eaton Corp. plc 1,539 578,541
Emerson Electric Co. 2,226 335,570
GE Vernova, Inc. 1,074 938,246
Generac Holdings, Inc.* 234 52,737
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 210 $ 107,442
Rockwell Automation, Inc. 445 181,315
2,412,020
Electronic Equipment, Instruments & Components — 0.0%(a)
Ralliant Corp. 1 46
Ground Transportation — 6.1%
CSX Corp. 7,377 314,924
JB Hunt Transport Services,
Inc. 298 69,556
Norfolk Southern Corp. 889 279,804
Old Dominion Freight Line, Inc. 729 148,024
Uber Technologies, Inc.* 8,232 620,857
Union Pacific Corp. 2,350 622,703
2,055,868
Industrial Conglomerates — 2.8%
3M Co. 2,105 347,998
Honeywell International, Inc. 2,515 612,629
960,627
Machinery — 13.2%
Caterpillar, Inc. 1,855 1,377,950
Cummins, Inc. 546 318,793
Deere & Co. 997 627,821
Dover Corp. 543 122,447
Fortive Corp. 1,260 74,592
IDEX Corp. 296 62,003
Illinois Tool Works, Inc. 1,046 303,999
Ingersoll Rand, Inc. 1,424 134,055
Nordson Corp. 211 61,916
Otis Worldwide Corp. 1,544 142,913
PACCAR, Inc. 2,081 262,393
Parker-Hannifin Corp. 501 505,599
Pentair plc 649 64,374
Snap-on, Inc. 206 79,355
Stanley Black & Decker, Inc. 614 53,105
Westinghouse Air Brake
Technologies Corp. 678 178,958
Xylem, Inc. 964 124,896
4,495,169
Passenger Airlines — 1.2%
Delta Air Lines, Inc. 2,570 168,849
Southwest Airlines Co. 2,049 100,934
United Airlines Holdings, Inc.* 1,283 136,383
406,166
Professional Services — 2.8%
Automatic Data Processing, Inc. 1,602 343,405
Broadridge Financial Solutions,
Inc. 462 85,872
Equifax, Inc. 485 101,345
Jacobs Solutions, Inc. 473 65,208
Leidos Holdings, Inc. 506 88,601
Paychex, Inc. 1,284 120,246
Paycom Software, Inc. 194 24,411

FEBRUARY 28, 2026 (Unaudited) :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks (continued)
Verisk Analytics, Inc., Class
a
A 552 $ 114,579
943,667
Trading Companies & Distributors — 1.8%
Fastenal Co. 4,548 209,390
United Rentals, Inc. 252 211,680
WW Grainger, Inc. 173 198,038
619,108
Total Common Stocks
(Cost $17,196,706)
21,495,913
Principal
Amount
Short-Term Investments — 3 .0%
Repurchase Agreements (b) — 3 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,030,800
(Cost $1,030,495) $ 1,030,495
1,030,495
Total Investments — 66.3%
(Cost $18,227,201) 22,526,408
Other assets less liabilities — 33.7% 11,455,883
Net Assets — 100.0% $ 33,982,291
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
11,723,300 11/6/2026 Bank of America NA 4.69%
S&P Industrials Select Sector
Index
c
982,439
9,708,442 11/6/2026 BNP Paribas 4.54%
S&P Industrials Select Sector
Index
c
1,277,010
7,172,468 3/8/2027 Goldman Sachs International 4.39%
S&P Industrials Select Sector
Index
c
1,636,611
5,769,741 3/8/2027 Societe Generale 4.74%
S&P Industrials Select Sector
Index
c
1,355,456
11,966,011 11/6/2026 UBS AG 4.44%
S&P Industrials Select Sector
Index
c
1,901,465
46,339,962 7,152,981
Total Unrealized
Appreciation
7,152,981
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MATERIALS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Investments
Shares Value
Common Stocks — 70 .6%
Chemicals — 35.9%
Air Products and Chemicals,
Inc. 5,604 $ 1,544,855
Albemarle Corp. 5,076 906,929
CF Industries Holdings, Inc. 6,725 669,406
Corteva, Inc. 20,372 1,632,205
Dow, Inc. 30,655 942,028
DuPont de Nemours, Inc. 18,071 904,273
Ecolab, Inc. 5,359 1,652,448
International Flavors &
Fragrances, Inc. 11,046 908,312
Linde plc 9,820 4,989,346
LyondellBasell Industries NV,
Class
a
A 11,104 638,702
Mosaic Co. (The) 13,691 381,157
PPG Industries, Inc. 9,678 1,193,007
Sherwin-Williams Co. (The) 4,849 1,758,199
18,120,867
Construction Materials — 9.0%
CRH plc 14,096 1,691,238
Martin Marietta Materials, Inc. 2,125 1,437,711
Vulcan Materials Co. 4,470 1,385,700
4,514,649
Containers & Packaging — 10.6%
Amcor plc 19,913 964,387
Avery Dennison Corp. 3,334 654,631
Ball Corp. 11,557 775,822
International Paper Co. 22,771 991,677
Packaging Corp. of America 3,852 894,203
Smurfit Westrock plc 22,519 1,058,618
5,339,338
Metals & Mining — 15.1%
Freeport-McMoRan, Inc. 30,202 2,056,152
Newmont Corp. 22,952 2,983,760
Nucor Corp. 8,070 1,427,422
Steel Dynamics, Inc. 5,919 1,143,136
7,610,470
Total Common Stocks
(Cost $32,169,990)
35,585,324
Principal
Amount
Short-Term Investments — 3 .8%
Repurchase Agreements (a) — 3 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,905,850
(Cost $1,905,287) $ 1,905,287
1,905,287
Total Investments — 74.4%
(Cost $34,075,277) 37,490,611
Other assets less liabilities — 25.6% 12,920,734
Net Assets — 100.0% $ 50,411,345
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Swap Agreements
Ultra Materials had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
13,591,918 3/8/2027 Bank of America NA 4.69%
S&P Materials Select Sector
Index
c
400,371
12,517,351 3/8/2027 BNP Paribas 4.54%
S&P Materials Select Sector
Index
c
1,548,607
12,703,247 3/8/2027 Goldman Sachs International 4.39%
S&P Materials Select Sector
Index
c
1,714,655
10,511,038 3/8/2027 Societe Generale 4.64%
S&P Materials Select Sector
Index
c
1,256,338
15,861,206 3/8/2027 UBS AG 4.44%
S&P Materials Select Sector
Index
c
2,668,773
65,184,760 7,588,744
Total Unrealized
Appreciation
7,588,744
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) — 75 .9%
Aerospace & Defense — 3.2%
AeroVironment, Inc.* 1,061 $ 267,637
ATI, Inc.* 4,530 741,063
BWX Technologies, Inc. 3,048 627,827
Carpenter Technology Corp. 1,661 661,194
Curtiss-Wright Corp. 1,229 860,706
Hexcel Corp. 2,655 246,092
Kratos Defense & Security
Solutions, Inc.* 5,630 485,193
StandardAero, Inc.* 6,438 198,291
Woodward, Inc. 2,000 773,520
4,861,523
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 3,817 239,822
Automobile Components — 0.8%
Autoliv, Inc. 2,330 276,152
BorgWarner, Inc. 7,134 410,704
Gentex Corp. 7,301 170,843
Goodyear Tire & Rubber Co.
(The)* 9,542 78,722
Lear Corp. 1,730 227,062
Visteon Corp. 910 87,060
1,250,543
Automobiles — 0.2%
Harley-Davidson, Inc. 3,939 70,902
Thor Industries, Inc. 1,755 168,708
239,610
Banks — 4.3%
Associated Banc-Corp. 5,451 143,961
Bank OZK 3,531 164,403
Columbia Banking System, Inc. 9,975 283,789
Commerce Bancshares, Inc. 4,312 219,869
Cullen/Frost Bankers, Inc. 2,132 294,685
East West Bancorp, Inc. 4,588 502,157
First Financial Bankshares, Inc. 4,345 134,391
First Horizon Corp. 16,419 390,608
Flagstar Bank NA 9,982 126,671
FNB Corp. 11,942 202,894
Glacier Bancorp, Inc. 4,289 195,107
Hancock Whitney Corp. 2,788 183,478
Home BancShares, Inc. 6,095 167,369
International Bancshares Corp. 1,803 120,999
Old National Bancorp 11,597 267,891
Pinnacle Financial Partners, Inc. 4,989 452,802
Prosperity Bancshares, Inc. 3,167 222,862
Southstate Bank Corp. 3,352 330,742
Texas Capital Bancshares, Inc.* 1,522 145,047
UMB Financial Corp. 2,381 275,910
United Bankshares, Inc. 4,672 192,954
Valley National Bancorp 15,991 201,646
Webster Financial Corp. 5,379 387,987
Western Alliance Bancorp 3,442 276,461
Wintrust Financial Corp. 2,233 321,686
Investments
Shares Value
Common Stocks (a) (continued)
Zions Bancorp NA 4,923 $ 281,989
6,488,358
Beverages — 0.5%
Boston Beer Co., Inc. (The),
Class
a
A* 257 58,283
Celsius Holdings, Inc.* 5,331 285,795
Coca-Cola Consolidated, Inc. 1,886 381,726
725,804
Biotechnology — 2.1%
Arrowhead Pharmaceuticals,
Inc.* 4,620 292,308
BioMarin Pharmaceutical, Inc.* 6,406 395,442
Cytokinetics, Inc.* 4,077 253,671
Exelixis, Inc.* 8,940 393,897
Halozyme Therapeutics, Inc.* 3,921 272,627
Neurocrine Biosciences, Inc.* 3,325 439,731
Roivant Sciences Ltd.* 14,611 422,842
United Therapeutics Corp.* 1,436 723,600
3,194,118
Broadline Retail — 0.3%
Macy's, Inc. 8,953 177,090
Ollie's Bargain Outlet Holdings,
Inc.* 2,044 218,913
396,003
Building Products — 1.6%
AAON, Inc. 2,257 228,409
Advanced Drainage Systems,
Inc. 2,385 408,646
Carlisle Cos., Inc. 1,390 548,730
Fortune Brands Innovations,
Inc. 4,006 217,686
Owens Corning 2,740 334,472
Simpson Manufacturing Co.,
Inc. 1,383 267,707
Trex Co., Inc.* 3,576 148,118
UFP Industries, Inc. 1,943 199,954
2,353,722
Capital Markets — 1.9%
Affiliated Managers Group, Inc. 938 287,197
Carlyle Group, Inc. (The) 8,653 449,869
Evercore, Inc., Class
a
A 1,290 398,404
Federated Hermes, Inc.,
Class
a
B 2,464 138,009
Hamilton Lane, Inc., Class
a
A 1,364 143,138
Houlihan Lokey, Inc., Class
a
A 1,818 297,734
Janus Henderson Group plc 4,121 214,704
Jefferies Financial Group, Inc. 5,503 244,333
Morningstar, Inc. 795 145,596
SEI Investments Co. 3,103 252,336
Stifel Financial Corp. 5,091 376,989
2,948,309
Chemicals — 1.0%
Ashland, Inc. 1,524 95,037
Avient Corp. 3,053 125,387

FEBRUARY 28, 2026 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Axalta Coating Systems Ltd.* 7,114 $ 237,679
Cabot Corp. 1,774 135,072
NewMarket Corp. 260 162,762
Olin Corp. 3,805 96,533
RPM International, Inc. 4,275 487,863
Scotts Miracle-Gro Co. (The) 1,483 103,988
Westlake Corp. 1,112 117,182
1,561,503
Commercial Services & Supplies — 1.2%
Brink's Co. (The) 1,385 161,727
Clean Harbors, Inc.* 1,675 491,110
MSA Safety, Inc. 1,227 239,768
RB Global, Inc. 6,192 625,144
Tetra Tech, Inc. 8,717 312,417
1,830,166
Communications Equipment — 1.1%
Lumentum Holdings, Inc.* 2,364 1,656,951
Construction & Engineering — 2.0%
AECOM 4,416 432,680
API Group Corp.* 12,343 548,770
Dycom Industries, Inc.* 966 405,739
Fluor Corp.* 5,375 281,166
MasTec, Inc.* 2,045 609,451
Sterling Infrastructure, Inc.* 1,025 438,833
Valmont Industries, Inc. 657 302,174
3,018,813
Construction Materials — 0.3%
Eagle Materials, Inc. 1,069 239,242
Knife River Corp.* 1,890 168,172
407,414
Consumer Finance — 0.5%
Ally Financial, Inc. 9,347 368,645
FirstCash Holdings, Inc. 1,295 249,663
SLM Corp. 6,770 126,870
745,178
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class
a
A 13,188 236,065
BJ's Wholesale Club Holdings,
Inc.* 4,393 433,984
Casey's General Stores, Inc. 1,240 850,132
Maplebear, Inc.* 6,128 229,861
Performance Food Group Co.* 5,229 507,527
Sprouts Farmers Market, Inc.* 3,248 239,930
US Foods Holding Corp.* 7,434 718,199
3,215,698
Containers & Packaging — 0.8%
AptarGroup, Inc. 2,188 314,438
Crown Holdings, Inc. 3,802 435,709
Graphic Packaging Holding Co. 9,841 120,355
Greif, Inc., Class
a
A 872 63,368
Silgan Holdings, Inc. 2,924 140,498
Investments
Shares Value
Common Stocks (a) (continued)
Sonoco Products Co. 3,289 $ 185,730
1,260,098
Diversified Consumer Services — 0.6%
Duolingo, Inc., Class
a
A* 1,334 134,734
Graham Holdings Co., Class
a
B 113 119,013
Grand Canyon Education, Inc.* 921 146,503
H&R Block, Inc. 4,215 129,063
Service Corp. International 4,675 393,542
922,855
Diversified REITs — 0.4%
WP Carey, Inc., REIT 7,308 545,542
Electric Utilities — 0.7%
IDACORP, Inc. 1,802 259,434
OGE Energy Corp. 6,718 330,123
Portland General Electric Co. 3,751 202,404
TXNM Energy, Inc. 3,268 192,877
984,838
Electrical Equipment — 1.5%
Acuity, Inc. 1,014 305,812
EnerSys 1,231 204,531
Nextpower, Inc., Class
a
A* 4,948 520,035
nVent Electric plc 5,381 636,895
Regal Rexnord Corp. 2,213 489,029
Sensata Technologies Holding
plc 4,857 181,360
2,337,662
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries,
Inc. 1,259 422,483
Arrow Electronics, Inc.* 1,718 261,411
Avnet, Inc. 2,712 178,558
Belden, Inc. 1,311 187,866
Cognex Corp. 5,589 304,041
Coherent Corp.* 5,240 1,356,793
Crane NXT Co. 1,647 79,534
Fabrinet* 1,195 652,028
Flex Ltd.* 12,331 777,100
IPG Photonics Corp.* 843 110,913
Littelfuse, Inc. 830 292,542
Novanta, Inc.* 1,193 160,375
TD SYNNEX Corp. 2,525 395,945
TTM Technologies, Inc.* 3,445 359,107
Vontier Corp. 4,839 198,012
5,736,708
Energy Equipment & Services — 1.1%
NOV, Inc. 12,162 246,402
TechnipFMC plc 13,489 894,456
Valaris Ltd.* 2,157 206,748
Weatherford International plc 2,391 252,155
1,599,761

ULTRA MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 4,864 $ 139,110
Financial Services — 1.0%
Corebridge Financial, Inc. 8,915 230,364
Equitable Holdings, Inc. 9,555 384,302
Essent Group Ltd. 3,223 196,087
Euronet Worldwide, Inc.* 1,304 90,693
MGIC Investment Corp. 7,460 197,914
Shift4 Payments, Inc.,
Class
a
A(b) 2,253 99,290
Voya Financial, Inc. 3,173 212,210
WEX, Inc.* 1,144 170,673
1,581,533
Food Products — 0.6%
Darling Ingredients, Inc.* 5,274 280,366
Flowers Foods, Inc. 7,041 69,565
Ingredion, Inc. 2,118 248,780
Marzetti Co. (The) 678 111,423
Pilgrim's Pride Corp. 1,426 61,546
Post Holdings, Inc.* 1,594 169,442
941,122
Gas Utilities — 0.8%
National Fuel Gas Co. 3,013 274,273
New Jersey Resources Corp. 3,349 181,650
ONE Gas, Inc. 2,001 174,968
Southwest Gas Holdings, Inc. 2,143 188,948
Spire, Inc. 1,969 180,380
UGI Corp. 7,166 268,080
1,268,299
Ground Transportation — 1.4%
Avis Budget Group, Inc.(b) 563 54,842
Knight-Swift Transportation
Holdings, Inc., Class
a
A 5,413 340,586
Landstar System, Inc. 1,146 186,740
Ryder System, Inc. 1,346 298,220
Saia, Inc.* 889 360,392
XPO, Inc.* 3,915 823,990
2,064,770
Health Care Equipment & Supplies — 1.1%
DENTSPLY SIRONA, Inc. 6,654 97,681
Envista Holdings Corp.* 5,483 160,158
Globus Medical, Inc., Class
a
A* 3,715 354,634
Haemonetics Corp.* 1,560 98,779
Lantheus Holdings, Inc.* 2,211 165,626
LivaNova plc* 1,821 128,563
Masimo Corp.* 1,522 266,883
Penumbra, Inc.* 1,306 449,773
1,722,097
Health Care Providers & Services — 1.4%
Chemed Corp. 472 193,525
Encompass Health Corp. 3,355 361,937
Investments
Shares Value
Common Stocks (a) (continued)
Ensign Group, Inc. (The) 1,917 $ 410,564
HealthEquity, Inc.* 2,873 219,756
Hims & Hers Health, Inc.* 6,946 100,856
Option Care Health, Inc.* 5,293 171,811
Tenet Healthcare Corp.* 2,930 701,412
2,159,861
Health Care REITs — 0.8%
American Healthcare REIT, Inc. 5,899 308,164
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 11,725 216,326
Omega Healthcare Investors,
Inc., REIT 9,855 475,701
Sabra Health Care REIT, Inc. 8,315 170,873
1,171,064
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 4,581 112,372
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 6,666 75,392
Hotels, Restaurants & Leisure — 2.0%
Aramark 8,765 366,815
Boyd Gaming Corp. 1,927 160,384
Cava Group, Inc.* 3,326 274,295
Choice Hotels International,
Inc.(b) 689 72,586
Churchill Downs, Inc. 2,208 202,982
Dutch Bros, Inc., Class
a
A* 4,236 227,092
Hilton Grand Vacations, Inc.* 1,997 89,785
Hyatt Hotels Corp., Class
a
A(b) 1,394 225,131
Planet Fitness, Inc., Class
a
A* 2,767 227,309
Texas Roadhouse, Inc., Class
a
A 2,206 403,411
Travel + Leisure Co. 2,145 158,087
Vail Resorts, Inc. 1,199 162,836
Wingstop, Inc. 926 240,307
Wyndham Hotels & Resorts,
Inc. 2,519 206,054
3,017,074
Household Durables — 1.3%
KB Home 2,159 137,269
Somnigroup International, Inc. 6,999 626,481
Taylor Morrison Home Corp.,
Class
a
A* 3,259 214,736
Toll Brothers, Inc. 3,214 505,369
TopBuild Corp.* 931 417,367
Whirlpool Corp.(b) 2,102 143,840
2,045,062
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc. 2,027 210,200
Talen Energy Corp.* 1,523 564,987
775,187
Industrial REITs — 0.8%
EastGroup Properties, Inc.,
REIT 1,776 348,646

FEBRUARY 28, 2026 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
First Industrial Realty Trust, Inc.,
REIT 4,416 $ 278,826
Rexford Industrial Realty, Inc.,
REIT 7,746 290,243
STAG Industrial, Inc., REIT 6,227 244,223
1,161,938
Insurance — 2.8%
American Financial Group, Inc. 2,309 307,051
Brighthouse Financial, Inc.* 1,907 114,382
CNO Financial Group, Inc. 3,180 132,956
Fidelity National Financial, Inc. 8,499 449,427
First American Financial Corp. 3,398 238,234
Hanover Insurance Group, Inc.
(The) 1,187 214,408
Kemper Corp. 1,952 63,089
Kinsale Capital Group, Inc. 736 286,797
Old Republic International
Corp. 7,591 325,426
Primerica, Inc. 1,064 269,894
Reinsurance Group of America,
Inc. 2,191 472,664
RenaissanceRe Holdings Ltd. 1,538 465,183
RLI Corp. 3,062 190,824
Ryan Specialty Holdings, Inc.,
Class
a
A 3,779 148,704
Selective Insurance Group, Inc. 2,015 169,340
Unum Group 5,134 368,262
4,216,641
Interactive Media & Services — 0.3%
Pinterest, Inc., Class
a
A* 19,868 340,339
ZoomInfo Technologies, Inc.,
Class
a
A* 9,144 56,784
397,123
IT Services — 0.8%
ASGN, Inc.* 1,424 61,090
Kyndryl Holdings, Inc.* 7,622 93,979
Okta, Inc., Class
a
A* 5,618 407,305
Twilio, Inc., Class
a
A* 5,055 611,453
1,173,827
Leisure Products — 0.4%
Brunswick Corp. 2,169 172,696
Mattel, Inc.* 10,364 175,670
Polaris, Inc. 1,782 108,239
YETI Holdings, Inc.* 2,595 113,427
570,032
Life Sciences Tools & Services — 1.2%
Avantor, Inc.* 22,736 205,761
Bio-Rad Laboratories, Inc.,
Class
a
A* 607 169,013
Bruker Corp. 3,698 148,327
Illumina, Inc.* 5,095 685,073
Medpace Holdings, Inc.* 742 335,206
Repligen Corp.* 1,764 227,080
Sotera Health Co.* 6,916 112,385
1,882,845
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 4.6%
AGCO Corp. 2,065 $ 281,872
Chart Industries, Inc.* 1,474 305,560
CNH Industrial NV 29,509 362,961
Crane Co. 1,632 327,265
Donaldson Co., Inc. 3,862 358,239
Esab Corp. 1,903 240,102
Flowserve Corp. 4,239 375,236
Graco, Inc. 5,528 519,190
ITT, Inc. 2,834 573,630
Lincoln Electric Holdings, Inc. 1,835 526,737
Middleby Corp. (The)* 1,546 261,058
Mueller Industries, Inc. 3,702 436,688
Oshkosh Corp. 2,109 358,572
RBC Bearings, Inc.* 1,050 604,716
SPX Technologies, Inc.* 1,662 377,174
Terex Corp. 3,799 261,333
Timken Co. (The) 2,114 229,115
Toro Co. (The) 3,264 322,679
Watts Water Technologies, Inc.,
Class
a
A 913 300,140
7,022,267
Marine Transportation — 0.2%
Kirby Corp.* 1,807 234,549
Media — 0.8%
EchoStar Corp., Class
a
A* 4,489 518,614
New York Times Co. (The),
Class
a
A 5,387 429,829
Nexstar Media Group, Inc.,
Class
a
A 951 238,720
1,187,163
Metals & Mining — 2.1%
Alcoa Corp. 8,636 536,123
Cleveland-Cliffs, Inc.* 18,997 202,508
Commercial Metals Co. 3,700 271,210
Hecla Mining Co. 22,344 556,589
MP Materials Corp.(b) 4,492 264,444
Reliance, Inc. 1,743 550,160
Royal Gold, Inc. 2,702 810,033
3,191,067
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 22,776 529,314
Starwood Property Trust, Inc. 11,608 206,739
736,053
Multi-Utilities — 0.2%
Black Hills Corp. 2,516 185,329
Northwestern Energy Group,
Inc. 2,047 143,208
328,537
Office REITs — 0.3%
COPT Defense Properties, REIT 3,767 119,715

ULTRA MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Cousins Properties, Inc., REIT 5,601 $ 129,719
Kilroy Realty Corp., REIT 3,629 108,217
Vornado Realty Trust, REIT 5,380 148,381
506,032
Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp. 11,117 249,910
Antero Resources Corp.* 9,772 359,707
Chord Energy Corp. 1,896 205,470
CNX Resources Corp.* 4,496 187,843
DT Midstream, Inc. 3,390 470,668
HF Sinclair Corp. 5,213 260,702
Matador Resources Co. 3,895 200,203
Murphy Oil Corp. 4,474 148,313
Ovintiv, Inc. 9,356 473,320
PBF Energy, Inc., Class
a
A 2,742 97,615
Permian Resources Corp.,
Class
a
A 23,154 423,487
Range Resources Corp. 7,901 326,153
Viper Energy, Inc., Class
a
A 5,617 261,415
3,664,806
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 2,113 179,056
Passenger Airlines — 0.3%
Alaska Air Group, Inc.* 3,867 199,537
American Airlines Group, Inc.* 22,011 287,684
487,221
Personal Care Products — 0.2%
BellRing Brands, Inc.* 4,201 77,256
Coty, Inc., Class
a
A* 12,249 30,745
elf Beauty, Inc.* 1,988 182,996
290,997
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.* 16,568 437,395
Jazz Pharmaceuticals plc* 2,027 385,171
822,566
Professional Services — 1.9%
Booz Allen Hamilton Holding
Corp., Class
a
A 4,045 318,867
CACI International, Inc.,
Class
a
A* 736 449,085
Concentrix Corp. 1,474 48,347
ExlService Holdings, Inc.* 5,292 165,375
Exponent, Inc. 1,664 121,106
FTI Consulting, Inc.* 1,009 165,900
Genpact Ltd. 5,347 212,383
KBR, Inc. 4,234 178,802
Maximus, Inc. 1,879 142,071
Parsons Corp.* 1,776 117,216
Paylocity Holding Corp.* 1,469 156,434
Science Applications
International Corp. 1,535 141,619
TransUnion 6,476 508,690
Investments
Shares Value
Common Stocks (a) (continued)
UL Solutions, Inc., Class
a
A 2,509 $ 210,681
2,936,576
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 1,573 496,360
Residential REITs — 0.6%
American Homes 4 Rent,
Class
a
A, REIT 10,871 326,130
Equity LifeStyle Properties, Inc.,
REIT 6,463 434,055
Independence Realty Trust,
Inc., REIT 7,961 131,914
892,099
Retail REITs — 0.7%
Agree Realty Corp., REIT 3,826 307,916
Brixmor Property Group, Inc.,
REIT 10,207 308,966
Kite Realty Group Trust, REIT 7,219 188,055
NNN REIT, Inc. 6,333 287,012
1,091,949
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.* 4,136 150,840
Amkor Technology, Inc. 3,792 181,334
Cirrus Logic, Inc.* 1,702 240,186
Entegris, Inc. 5,055 669,535
Lattice Semiconductor Corp.* 4,562 436,219
MACOM Technology Solutions
Holdings, Inc.* 2,136 529,984
MKS, Inc. 2,240 547,590
Onto Innovation, Inc.* 1,634 352,764
Rambus, Inc.* 3,590 357,780
Silicon Laboratories, Inc.* 1,095 223,960
Synaptics, Inc.* 1,300 105,898
Universal Display Corp. 1,474 157,261
3,953,351
Software — 2.0%
Appfolio, Inc., Class
a
A* 769 136,698
Bentley Systems, Inc., Class
a
B 4,966 181,507
BILL Holdings, Inc.* 2,973 132,328
Blackbaud, Inc.* 1,223 59,364
Commvault Systems, Inc.* 1,470 125,068
Docusign, Inc., Class
a
A* 6,706 302,239
Dolby Laboratories, Inc.,
Class
a
A 2,040 135,803
Dropbox, Inc., Class
a
A* 5,816 145,342
Dynatrace, Inc.* 10,053 361,104
Guidewire Software, Inc.* 2,835 411,982
Manhattan Associates, Inc.* 2,009 272,079
Nutanix, Inc., Class
a
A* 9,030 345,668
Pegasystems, Inc. 3,056 133,639
Qualys, Inc.* 1,196 110,594
UiPath, Inc., Class
a
A* 14,066 150,928
3,004,343
Specialized REITs — 1.1%
CubeSmart, REIT 7,604 312,828

FEBRUARY 28, 2026 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
EPR Properties, REIT 2,539 $ 150,842
Gaming and Leisure Properties,
Inc., REIT 9,437 461,564
Lamar Advertising Co., Class
a
A,
REIT 2,897 399,033
National Storage Affiliates Trust,
REIT 2,360 82,647
Rayonier, Inc., REIT 9,264 199,083
1,605,997
Specialty Retail — 2.5%
Abercrombie & Fitch Co.,
Class
a
A* 1,569 153,448
AutoNation, Inc.* 913 178,181
Bath & Body Works, Inc. 6,875 156,475
Burlington Stores, Inc.* 2,077 637,369
Chewy, Inc., Class
a
A* 7,505 205,787
Dick's Sporting Goods, Inc. 2,201 448,190
Five Below, Inc.* 1,839 411,072
Floor & Decor Holdings, Inc.,
Class
a
A* 3,593 248,240
GameStop Corp., Class
a
A* 13,741 330,196
Gap, Inc. (The) 7,548 211,646
Lithia Motors, Inc., Class
a
A 808 225,901
Murphy USA, Inc. 568 221,940
Penske Automotive Group, Inc. 615 96,875
RH* 512 84,844
Valvoline, Inc.* 4,239 160,234
3,770,398
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class
a
A* 10,410 668,530
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 3,975 81,527
Columbia Sportswear Co. 845 52,339
Crocs, Inc.* 1,732 157,110
PVH Corp. 1,605 110,103
VF Corp. 10,944 212,533
613,612
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies,
Inc. 1,258 355,486
Core & Main, Inc., Class
a
A* 6,359 344,403
GATX Corp. 1,191 219,347
MSC Industrial Direct Co., Inc.,
Class
a
A 1,525 143,106
Watsco, Inc. 1,164 485,772
WESCO International, Inc. 1,622 469,569
2,017,683
Water Utilities — 0.2%
Essential Utilities, Inc. 9,436 377,157
Total Common Stocks
(Cost $101,820,071)
115,074,717
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $793,606) 793,606 $ 793,606
Principal
Amount
Short-Term Investments — 6 .8%
Repurchase Agreements (e) — 6 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $10,235,330
(Cost $10,232,297) $ 10,232,297
10,232,297
Total Investments — 83.2%
(Cost $112,845,974) 126,100,620
Other assets less liabilities — 16.8% 25,469,357
Net Assets — 100.0% $ 151,569,977
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,205.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $759,646, collateralized in the form of cash with a value of $793,606 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $10,964 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.75%, and maturity dates ranging from April
30, 2026 – August 15, 2054. The total value of collateral is
$804,570.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $793,606.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

ULTRA MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400
®
E-Mini Index 56 3/20/2026 U.S. Dollar $ 20,036,240 $ 863,632
Swap Agreements
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
28,745,171 1/12/2027 Bank of America NA 4.69% S&P MidCap 400
®
2,263,179
28,094,472 1/12/2027 BNP Paribas 4.44% S&P MidCap 400
®
893,467
12,617,128 3/8/2027 Citibank NA 4.34% S&P MidCap 400
®
2,630,034
12,645,730 11/6/2026 Goldman Sachs International 4.29% S&P MidCap 400
®
(10,633)
38,058,117 11/6/2026 Goldman Sachs International 4.06%
SPDR
®
S&P MidCap 400
®
ETF
Trust (1,946,280)
50,703,847 (1,956,913)
20,818,797 11/6/2026 Societe Generale 4.54% S&P MidCap 400
®
1,123,193
27,057,643 11/6/2026 UBS AG 4.44% S&P MidCap 400
®
1,213,258
168,037,058 6,166,218
Total Unrealized
Appreciation
8,123,131
Total Unrealized
Depreciation
(1,956,913)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBR
::
Investments
Principal
Amount Value
Short-Term Investments — 32 .1%
Repurchase Agreements (a) — 32 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,374,512
(Cost $1,374,105) $ 1,374,105
$ 1,374,105
Total Investments — 32.1%
(Cost $1,374,105) 1,374,105
Other assets less liabilities — 67.9% 2,908,927
Net Assets — 100.0% $ 4,283,032
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
864,286 11/6/2026 Bank of America NA 4.64%
iShares
®
MSCI Brazil Capped
ETF
c
301,772
2,512,378 11/6/2026 Citibank NA 4.14%
iShares
®
MSCI Brazil Capped
ETF
c
601,623
2,262,965 11/6/2026 Goldman Sachs International 4.14%
iShares
®
MSCI Brazil Capped
ETF
c
131,712
386,286 11/6/2026 Societe Generale 4.04%
iShares
®
MSCI Brazil Capped
ETF
c
252,345
2,550,398 11/6/2026 UBS AG 4.04%
iShares
®
MSCI Brazil Capped
ETF
c
112,409
8,576,313 1,399,861
Total Unrealized
Appreciation
1,399,861
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EAFE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFO
::
Investments
Shares Value
Exchange Traded Funds — 33 .3%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $12,004,800) 120,000 $ 12,013,200
Principal
Amount
Short-Term Investments — 8 .3%
Repurchase Agreements (c) — 8 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,982,736
(Cost $2,981,850) $ 2,981,850
2,981,850
Total Investments — 41.6%
(Cost $14,986,650) 14,995,050
Other assets less liabilities — 58.4% 21,064,886
Net Assets — 100.0% $ 36,059,936
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 12,004,800 – – 8,400 12,013,200 120,000 –
Swap Agreements
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
8,285,341 11/6/2026 Bank of America NA 4.64% iShares
®
MSCI EAFE ETF
c
2,169,527
26,393,425 11/6/2026 Citibank NA 4.24% iShares
®
MSCI EAFE ETF
c
1,031,919
16,229,442 11/6/2026 Goldman Sachs International 4.04% iShares
®
MSCI EAFE ETF
c
2,402,711
15,924,611 11/6/2026 Societe Generale 4.24% iShares
®
MSCI EAFE ETF
c
2,516,273
5,346,771 11/6/2026 UBS AG 4.04% iShares
®
MSCI EAFE ETF
c
2,195,043
72,179,590 10,315,473
Total Unrealized
Appreciation
10,315,473
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EET
::
Investments
Shares Value
Exchange Traded Funds (a) — 42 .4%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $25,010,000) 250,000 $ 25,027,500
Principal
Amount
Short-Term Investments — 8 .8%
Repurchase Agreements (d) — 8 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $5,225,267
(Cost $5,223,718) $ 5,223,718
5,223,718
Total Investments — 51.2%
(Cost $30,233,718) 30,251,218
Other assets less liabilities — 48.8% 28,883,302
Net Assets — 100.0% $ 59,134,520
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,119.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 25,010,000 – – 17,500 25,027,500 250,000 –
Swap Agreements
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
11,555,296 11/6/2026 Bank of America NA 4.64%
iShares
®
MSCI Emerging
Markets ETF
c
2,987,387
35,516,523 11/6/2026 Citibank NA 3.99%
iShares
®
MSCI Emerging
Markets ETF
c
1,922,339
9,011,936 11/6/2026 Goldman Sachs International 4.09%
iShares
®
MSCI Emerging
Markets ETF
c
3,429,795
22,984,194 11/6/2026 Societe Generale 4.64%
iShares
®
MSCI Emerging
Markets ETF
c
3,360,214
39,168,441 11/6/2026 UBS AG 4.04%
iShares
®
MSCI Emerging
Markets ETF
c
3,042,772
118,236,390 14,742,507
Total Unrealized
Appreciation
14,742,507
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI JAPAN :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EZJ
::
Investments
Shares Value
Exchange Traded Funds (a) — 48 .1%
iShares MSCI Japan ETF 46,250 $ 4,272,113
ProShares GENIUS Money
Market ETF, 3.50%(b)(c) 60,000 6,006,600
TOTAL Exchange Traded Funds
(Cost $8,512,226) 10,278,713
Principal
Amount
Short-Term Investments — 21 .2%
Repurchase Agreements (d) — 21 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,534,110
(Cost $4,532,763) $ 4,532,763
4,532,763
Total Investments — 69.3%
(Cost $13,044,989) 14,811,476
Other assets less liabilities — 30.7% 6,558,927
Net Assets — 100.0% $ 21,370,403
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $105,916.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 6,002,400 – – 4,200 6,006,600 60,000 –
Swap Agreements
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,879,739 11/6/2026 Bank of America NA 4.64% iShares
®
MSCI Japan ETF
c
378,328
3,509,107 11/6/2026 Citibank NA 4.34% iShares
®
MSCI Japan ETF
c
429,174
3,428,938 11/6/2026 Goldman Sachs International 4.29% iShares
®
MSCI Japan ETF
c
320,332
15,069,463 11/6/2026 Societe Generale 4.44% iShares
®
MSCI Japan ETF
c
231,147
14,579,452 11/6/2026 UBS AG 4.14% iShares
®
MSCI Japan ETF
c
514,774
38,466,699 1,873,755
Total Unrealized
Appreciation
1,873,755
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks — 67 .5%
Biotechnology — 56.4%
4D Molecular Therapeutics,
Inc.* 2,638 $ 25,483
Abivax SA, ADR* 2,726 330,609
Absci Corp.(a) 6,944 19,027
AC Immune SA* 4,636 13,583
ACADIA Pharmaceuticals, Inc.* 7,812 191,863
ADMA Biologics, Inc.* 10,990 171,114
Agios Pharmaceuticals, Inc.* 2,692 81,379
Alkermes plc* 7,624 229,482
Allogene Therapeutics, Inc.* 10,377 28,848
Alnylam Pharmaceuticals, Inc.* 6,101 2,031,145
Altimmune, Inc.* 4,819 20,770
Alvotech SA* 14,454 57,671
Amgen, Inc. 14,536 5,642,294
Amicus Therapeutics, Inc.* 14,247 204,729
AnaptysBio, Inc.* 1,278 70,354
Anavex Life Sciences Corp.* 4,125 18,274
Annexon, Inc.* 6,683 37,425
Apellis Pharmaceuticals, Inc.* 5,839 122,385
Apogee Therapeutics, Inc.* 2,532 177,240
Arbutus Biopharma Corp.* 8,881 41,385
Arcellx, Inc.* 2,670 303,819
Arcturus Therapeutics Holdings,
Inc.* 1,312 10,798
Arcutis Biotherapeutics, Inc.* 5,656 152,542
Ardelyx, Inc.* 11,220 73,491
Argenx SE, ADR* 1,344 1,030,740
ArriVent Biopharma, Inc.(a) 1,906 43,781
Arrowhead Pharmaceuticals,
Inc.* 6,271 396,766
ARS Pharmaceuticals, Inc.(a) 4,564 42,354
Ascendis Pharma A/S, ADR* 2,835 661,973
Aura Biosciences, Inc.* 2,932 17,269
Aurinia Pharmaceuticals, Inc.* 6,088 86,267
Autolus Therapeutics plc, ADR* 9,262 15,838
Beam Therapeutics, Inc.* 4,685 133,335
BeOne Medicines Ltd., ADR* 1,454 460,903
Bicara Therapeutics, Inc.* 2,530 42,453
Bicycle Therapeutics plc, ADR* 2,136 12,239
BioCryst Pharmaceuticals, Inc.* 9,722 85,068
Biogen, Inc.* 6,774 1,299,389
BioMarin Pharmaceutical, Inc.* 8,871 547,607
BioNTech SE, ADR* 4,669 514,664
Black Diamond Therapeutics,
Inc.* 2,631 6,499
Bridgebio Pharma, Inc.* 8,897 591,473
C4 Therapeutics, Inc.* 4,475 12,083
Cabaletta Bio, Inc.* 4,445 14,757
Candel Therapeutics, Inc.* 2,535 13,309
Caribou Biosciences, Inc.* 4,316 8,200
Caris Life Sciences, Inc.* 13,029 262,404
Centessa Pharmaceuticals plc,
ADR* 4,455 119,661
CG oncology, Inc.* 3,725 219,030
Cogent Biosciences, Inc.* 7,088 275,369
Coherus Oncology, Inc.(a) 5,581 9,320
Compass Pathways plc, ADR* 4,351 30,022
Corvus Pharmaceuticals, Inc.* 3,449 62,979
Investments
Shares Value
Common Stocks (continued)
CRISPR Therapeutics AG* 4,400 $ 264,616
Cullinan Therapeutics, Inc.* 2,728 42,284
Cytokinetics, Inc.* 5,646 351,294
CytomX Therapeutics, Inc.* 7,823 42,010
Day One Biopharmaceuticals,
Inc.* 4,741 50,255
Denali Therapeutics, Inc.* 6,772 143,431
Design Therapeutics, Inc.* 2,630 27,457
Disc Medicine, Inc.* 1,744 116,185
Dyne Therapeutics, Inc.* 6,595 103,014
Editas Medicine, Inc.* 4,508 9,918
Enanta Pharmaceuticals, Inc.* 1,332 19,048
Entrada Therapeutics, Inc.* 1,765 21,056
Erasca, Inc.* 13,101 178,960
Exelixis, Inc.* 12,381 545,507
Foghorn Therapeutics, Inc.* 2,611 14,830
Galapagos NV, ADR* 668 22,485
Genmab A/S, ADR* 2,699 79,459
Geron Corp.* 29,476 49,520
Gilead Sciences, Inc. 39,904 5,943,701
Gossamer Bio, Inc.* 10,687 4,541
GRAIL, Inc.* 1,800 95,814
Grifols SA, ADR 5,633 51,260
Halozyme Therapeutics, Inc.* 5,430 377,548
Humacyte, Inc.(a) 8,647 9,641
Ideaya Biosciences, Inc.* 4,048 130,346
Immuneering Corp., Class
a
A* 2,981 14,875
ImmunityBio, Inc.(a) 45,481 444,804
Immunocore Holdings plc,
ADR* 2,015 65,085
Immunovant, Inc.* 8,094 224,447
Incyte Corp.* 9,065 918,013
Inhibrx Biosciences, Inc.* 672 49,815
Insmed, Inc.* 9,848 1,470,602
Intellia Therapeutics, Inc.* 5,348 73,695
Invivyd, Inc.* 12,796 21,625
Ionis Pharmaceuticals, Inc.* 7,479 606,921
Iovance Biotherapeutics, Inc.(a) 18,330 70,754
Ironwood Pharmaceuticals,
Inc., Class
a
A* 7,512 25,691
Janux Therapeutics, Inc.* 2,777 37,795
Jyong Biotech Ltd.* 3,511 7,514
KalVista Pharmaceuticals, Inc.* 2,334 37,998
Kamada Ltd. 2,664 23,177
Keros Therapeutics, Inc.* 1,406 19,951
Kiniksa Pharmaceuticals
International plc, Class
a
A* 2,086 92,806
Kodiak Sciences, Inc.* 2,450 65,660
Krystal Biotech, Inc.* 1,339 369,082
Kura Oncology, Inc.* 4,018 35,077
Kymera Therapeutics, Inc.* 3,322 303,465
Kyverna Therapeutics, Inc.* 2,023 16,609
Larimar Therapeutics, Inc.* 3,953 20,990
Legend Biotech Corp., ADR* 3,888 73,872
Lexeo Therapeutics, Inc.* 3,370 24,197
Lyell Immunopharma, Inc.* 979 23,496
Madrigal Pharmaceuticals, Inc.* 1,048 452,736
MannKind Corp.* 14,180 46,510
MeiraGTx Holdings plc* 3,717 28,101
Mesoblast Ltd., ADR(a) 2,264 35,884

ULTRA NASDAQ BIOTECHNOLOGY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Mineralys Therapeutics, Inc.* 3,654 $ 106,916
Mirum Pharmaceuticals, Inc.* 2,373 219,004
Moderna, Inc.* 18,039 966,349
Monte Rosa Therapeutics, Inc.* 3,007 53,374
Neurocrine Biosciences, Inc.* 4,604 608,879
Neurogene, Inc.* 715 16,795
Newamsterdam Pharma Co.
NV(a) 5,236 185,669
NovaBridge Biosciences,
ADR(a) 4,801 15,747
Novavax, Inc.(a) 7,504 76,091
Nurix Therapeutics, Inc.* 4,680 74,740
Nuvalent, Inc., Class
a
A* 3,335 340,003
Olema Pharmaceuticals, Inc.* 3,632 87,894
ORIC Pharmaceuticals, Inc.* 4,497 60,485
Oruka Therapeutics, Inc.* 2,236 76,941
PepGen, Inc.* 3,175 19,749
Praxis Precision Medicines,
Inc.* 1,155 388,946
Precigen, Inc.* 16,338 61,921
Prime Medicine, Inc.* 8,335 38,508
Protagonist Therapeutics, Inc.* 2,887 265,835
Prothena Corp. plc* 2,485 21,545
PTC Therapeutics, Inc.* 3,707 252,780
Puma Biotechnology, Inc.* 2,326 13,258
Pyxis Oncology, Inc.* 2,875 4,226
RAPT Therapeutics, Inc.* 1,279 74,156
Recursion Pharmaceuticals,
Inc., Class
a
A(a) 23,743 87,137
Regeneron Pharmaceuticals,
Inc. 4,769 3,727,784
REGENXBIO, Inc.* 2,337 21,126
Relay Therapeutics, Inc.* 8,003 82,111
Replimune Group, Inc.* 3,622 27,708
Revolution Medicines, Inc.* 8,927 910,733
Rhythm Pharmaceuticals, Inc.* 3,082 285,794
Rigel Pharmaceuticals, Inc.* 838 29,112
Rocket Pharmaceuticals, Inc.* 4,990 25,000
Roivant Sciences Ltd.* 32,114 929,379
Sagimet Biosciences, Inc.,
Class
a
A* 1,432 8,177
Sana Biotechnology, Inc.* 12,300 51,783
Sarepta Therapeutics, Inc.* 4,838 81,085
Savara, Inc.* 9,395 56,558
Scholar Rock Holding Corp.* 4,710 208,512
Silence Therapeutics plc, ADR* 2,169 11,799
Sionna Therapeutics, Inc.* 2,061 75,309
Solid Biosciences, Inc.* 3,598 22,344
Spyre Therapeutics, Inc.* 3,583 154,105
Stoke Therapeutics, Inc.* 2,638 96,050
Summit Therapeutics, Inc.(a) 34,375 570,281
Sutro Biopharma, Inc.* 1 20
Syndax Pharmaceuticals, Inc.* 4,014 87,144
Tango Therapeutics, Inc.* 6,219 69,280
Taysha Gene Therapies, Inc.* 12,648 57,295
Tectonic Therapeutic, Inc.* 864 20,261
Tenaya Therapeutics, Inc.(a) 7,688 4,319
Travere Therapeutics, Inc.* 4,131 123,062
Twist Bioscience Corp.* 2,823 132,455
Tyra Biosciences, Inc.* 2,464 82,076
Investments
Shares Value
Common Stocks (continued)
Ultragenyx Pharmaceutical,
Inc.* 4,455 $ 104,202
uniQure NV* 2,877 44,968
United Therapeutics Corp.* 1,988 1,001,753
Upstream Bio, Inc.* 2,495 19,162
UroGen Pharma Ltd.* 2,162 46,915
Vanda Pharmaceuticals, Inc.* 2,729 24,315
Vaxcyte, Inc.* 6,044 373,157
Vera Therapeutics, Inc.,
Class
a
A* 2,950 120,331
Veracyte, Inc.* 3,650 133,554
Vericel Corp.* 2,335 83,313
Vertex Pharmaceuticals, Inc.* 11,581 5,753,788
Vir Biotechnology, Inc.* 6,424 58,394
Vor BioPharma, Inc.* 778 12,012
Voyager Therapeutics, Inc.* 2,721 11,156
Xencor, Inc.* 3,298 42,115
Xenon Pharmaceuticals, Inc.* 3,568 154,245
Zai Lab Ltd., ADR* 1,808 34,750
Zenas Biopharma, Inc.(a) 2,478 65,295
Zymeworks, Inc.* 3,456 80,490
51,698,414
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 5,171 70,687
Orchestra BioMed Holdings,
Inc.* 2,607 11,419
82,106
Health Care Providers & Services — 0.7%
Castle Biosciences, Inc.* 1,348 39,860
Guardant Health, Inc.* 5,974 560,959
600,819
Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class
a
A* 5,379 123,986
AbCellera Biologics, Inc.(a) 13,822 49,897
Adaptive Biotechnologies
Corp.* 7,049 112,925
Alpha Teknova, Inc.* 2,471 6,375
Codexis, Inc.* 4,171 4,213
Fortrea Holdings, Inc.* 4,266 45,732
Illumina, Inc.* 7,055 948,615
Lifecore Biomedical, Inc.* 1,730 12,456
Maravai LifeSciences Holdings,
Inc., Class
a
A* 6,696 23,838
Medpace Holdings, Inc.* 1,301 587,740
OmniAb, Inc.* 6,647 11,433
Pacific Biosciences of
California, Inc.* 13,941 23,421
Personalis, Inc.* 4,101 37,155
Quantum-Si, Inc.(a) 9,030 8,636
Tempus AI, Inc., Class
a
A(a) 7,982 425,041
2,421,463
Pharmaceuticals — 7.7%
Aardvark Therapeutics, Inc.(a) 1,005 12,553
Aclaris Therapeutics, Inc.* 5,003 14,359
Alumis, Inc.* 4,489 133,278
Amneal Pharmaceuticals, Inc.* 14,516 200,466

FEBRUARY 28, 2026 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Amphastar Pharmaceuticals,
Inc.* 2,122 $ 42,928
Amylyx Pharmaceuticals, Inc.* 5,071 76,927
ANI Pharmaceuticals, Inc.* 1,037 76,634
Aquestive Therapeutics, Inc.(a) 5,633 22,532
Arvinas, Inc.* 2,965 39,346
AtaiBeckley, Inc.* 16,770 60,875
Atea Pharmaceuticals, Inc.* 3,607 16,881
Axsome Therapeutics, Inc.* 2,327 381,372
BioAge Labs, Inc.* 1,656 36,879
Collegium Pharmaceutical, Inc.* 1,460 60,838
Contineum Therapeutics, Inc.,
Class
a
A* 1,067 16,368
CorMedix, Inc.(a) 3,638 25,939
Crinetics Pharmaceuticals, Inc.* 4,382 180,100
Definium Therapeutics, Inc.* 4,548 79,363
Edgewise Therapeutics, Inc.* 4,889 148,821
Enliven Therapeutics, Inc.* 2,741 81,380
Esperion Therapeutics, Inc.* 11,038 36,977
Eton Pharmaceuticals, Inc.* 1,239 21,051
Evolus, Inc.* 2,993 12,870
EyePoint, Inc.* 3,822 67,114
Fulcrum Therapeutics, Inc.* 2,499 20,942
GH Research plc(a) 2,864 42,530
Harmony Biosciences Holdings,
Inc.* 2,660 75,916
Harrow, Inc.* 1,710 92,648
Indivior Pharmaceuticals, Inc.* 5,763 188,565
Innoviva, Inc.* 3,453 79,281
Jazz Pharmaceuticals plc* 2,806 533,196
LENZ Therapeutics, Inc.(a) 1,445 19,493
Ligand Pharmaceuticals, Inc.* 909 180,264
Maze Therapeutics, Inc.* 2,222 101,301
MBX Biosciences, Inc.* 2,073 67,476
Neumora Therapeutics, Inc.* 7,715 26,925
Ocular Therapeutix, Inc.* 9,837 87,943
Omeros Corp.(a) 3,274 39,452
Pacira BioSciences, Inc.* 1,986 43,513
Pharvaris NV* 2,958 83,978
Phathom Pharmaceuticals, Inc.* 3,285 41,260
Phibro Animal Health Corp.,
Class
a
A 946 51,642
Rani Therapeutics Holdings,
Inc., Class
a
A* 4,504 6,171
Rapport Therapeutics, Inc.* 2,201 63,895
Royalty Pharma plc, Class
a
A 19,729 911,677
Sanofi SA, ADR 12,219 594,577
Septerna, Inc.* 2,067 59,984
SIGA Technologies, Inc. 3,307 21,396
Structure Therapeutics, Inc.,
ADR* 3,086 194,356
Supernus Pharmaceuticals,
Inc.* 2,648 144,925
Tarsus Pharmaceuticals, Inc.* 1,961 148,095
Terns Pharmaceuticals, Inc.* 4,160 175,219
Theravance Biopharma, Inc.* 2,340 42,705
Third Harmonic Bio, Inc.*‡ 1,662 —
Trevi Therapeutics, Inc.* 5,921 70,578
Ventyx Biosciences, Inc.* 3,295 46,031
Viatris, Inc. 53,183 794,022
WaVe Life Sciences Ltd.* 7,723 107,581
Investments
Shares Value
Common Stocks (continued)
Xeris Biopharma Holdings, Inc.* 7,662 $ 46,892
Zevra Therapeutics, Inc.* 2,600 23,218
7,073,498
Total Common Stocks
(Cost $59,673,690)
61,876,300
Number of
Rights
Rights — 0 .0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡
(Cost $1,761) 9,785 —
Shares
Securities Lending Reinvestments (b) — 1 .8%
Investment Companies — 1 .8%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $1,662,869) 1,662,869 1,662,869
Principal
Amount
Short-Term Investments — 5 .7%
Repurchase Agreements (d) — 5 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $5,221,184
(Cost $5,219,636) $ 5,219,636
5,219,636
Total Investments — 75.0%
(Cost $66,557,956) 68,758,805
Other assets less liabilities — 25.0% 22,951,218
Net Assets — 100.0% $ 91,710,023
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $1,668,798, collateralized in the form of cash with a value of $1,662,869 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $47,338 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
March 12, 2026 – May 15, 2055. The total value of collateral is
$1,710,207.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $1,662,869.
(c) Rate shown is the 7-day yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA NASDAQ BIOTECHNOLOGY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
23,114,052 3/8/2027 Bank of America NA 4.64% Nasdaq Biotechnology Index
®
2,414,559
37,329,255 11/15/2027 BNP Paribas 4.39% Nasdaq Biotechnology Index
®
2,613,914
25,923,261 3/8/2027 Citibank NA 4.24% Nasdaq Biotechnology Index
®
5,817,987
15,943,017 11/6/2026 Goldman Sachs International 4.39% Nasdaq Biotechnology Index
®
2,651,090
15,006,614 11/6/2026 Societe Generale 4.54% Nasdaq Biotechnology Index
®
3,308,296
3,824,149 11/6/2026 UBS AG 4.14% Nasdaq Biotechnology Index
®
(1,662,821)
121,140,348 15,143,025
Total Unrealized
Appreciation
16,805,846
Total Unrealized
Depreciation
(1,662,821)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Investments
Shares Value
Common Stocks (a) — 73 .9%
Broadline Retail — 3.0%
Amazon.com, Inc.* 198 $ 41,580
Communications Equipment — 5.7%
Arista Networks, Inc.* 354 47,259
Cisco Systems, Inc. 401 31,864
79,123
Diversified Telecommunication Services — 2.4%
Lumen Technologies, Inc.* 4,752 33,787
Financial Services — 0.5%
Toast, Inc., Class
a
A* 226 6,172
Health Care Technology — 0.4%
Veeva Systems, Inc., Class
a
A* 32 5,824
Interactive Media & Services — 3.2%
Alphabet, Inc., Class
a
A 145 45,205
IT Services — 19.9%
Akamai Technologies, Inc.* 345 33,945
Cloudflare, Inc., Class
a
A* 154 26,517
CoreWeave, Inc., Class
a
A* 527 41,928
DigitalOcean Holdings, Inc.* 443 24,835
Fastly, Inc., Class
a
A* 1,078 20,611
International Business
Machines Corp. 150 36,031
MongoDB, Inc., Class
a
A* 116 38,102
Shopify, Inc., Class
a
A* 146 17,627
Snowflake, Inc., Class
a
A* 31 5,221
Twilio, Inc., Class
a
A* 178 21,531
Wix.com Ltd.* 161 11,344
277,692
Media — 0.3%
Trade Desk, Inc. (The), Class
a
A* 195 4,645
Professional Services — 0.8%
Paycom Software, Inc. 48 6,040
Paylocity Holding Corp.* 52 5,537
11,577
Software — 30.4%
Adobe, Inc.* 72 18,893
Appfolio, Inc., Class
a
A* 34 6,044
Appian Corp., Class
a
A* 297 7,921
AppLovin Corp., Class
a
A* 39 16,956
Asana, Inc., Class
a
A* 599 4,253
Atlassian Corp., Class
a
A* 155 11,645
Blackbaud, Inc.* 137 6,650
BlackLine, Inc.* 135 4,759
Box, Inc., Class
a
A* 261 6,147
Crowdstrike Holdings, Inc.,
Class
a
A* 15 5,580
Datadog, Inc., Class
a
A* 48 5,374
Docusign, Inc., Class
a
A* 111 5,003
Domo, Inc., Class
a
B* 272 976
Investments
Shares Value
Common Stocks (a) (continued)
Dropbox, Inc., Class
a
A* 258 $ 6,447
Elastic NV* 109 5,676
Five9, Inc.* 558 9,731
Gitlab, Inc., Class
a
A* 563 14,807
HubSpot, Inc.* 63 16,664
Intuit, Inc. 12 4,908
Klaviyo, Inc., Class
a
A* 270 4,701
Microsoft Corp. 94 36,918
Nutanix, Inc., Class
a
A* 968 37,055
Open Text Corp. 229 5,672
Oracle Corp. 229 33,297
Palo Alto Networks, Inc.* 41 6,106
Q2 Holdings, Inc.* 107 5,149
Qualys, Inc.* 55 5,086
RingCentral, Inc., Class
a
A* 426 15,528
Rubrik, Inc., Class
a
A* 334 17,355
Salesforce, Inc. 100 19,479
SAP SE, ADR 64 12,898
ServiceNow, Inc.* 142 15,337
ServiceTitan, Inc., Class
a
A* 259 18,749
Sprout Social, Inc., Class
a
A* 374 2,412
Workday, Inc., Class
a
A* 36 4,815
Workiva, Inc., Class
a
A* 250 15,395
Zoom Communications, Inc.,
Class
a
A* 91 6,728
Zscaler, Inc.* 31 4,557
425,671
Technology Hardware, Storage & Peripherals — 7.3%
Dell Technologies, Inc., Class
a
C 174 25,766
Hewlett Packard Enterprise Co. 1,058 22,715
NetApp, Inc. 207 20,499
Pure Storage, Inc., Class
a
A* 520 33,395
102,375
Total Common Stocks
(Cost $1,271,374)
1,033,651
Principal
Amount
Short-Term Investments — 20 .8%
Repurchase Agreements (b) — 20 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $291,223
(Cost $291,136) $ 291,136
291,136
Total Investments — 94.7%
(Cost $1,562,510) 1,324,787
Other assets less liabilities — 5.3% 73,992
Net Assets — 100.0% $ 1,398,779
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,579.

ULTRA NASDAQ CLOUD COMPUTING :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
627,563 11/6/2026 Bank of America NA 4.64% ISE Cloud Computing Index (272,723)
556,749 3/6/2026 BNP Paribas 4.54% ISE Cloud Computing Index 54,046
208,781 11/6/2026 Goldman Sachs International 4.39% ISE Cloud Computing Index (200,153)
357,735 11/15/2027 UBS AG 4.44% ISE Cloud Computing Index (85,026)
1,750,828 (503,856)
Total Unrealized
Appreciation
54,046
Total Unrealized
Depreciation
(557,902)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA NASDAQ CYBERSECURITY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCYB
::
Investments
Principal
Amount Value
Short-Term Investments — 80 .7%
Repurchase Agreements (a) — 80 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $3,537,190
(Cost $3,536,140) $ 3,536,140
$ 3,536,140
Total Investments — 80.7%
(Cost $3,536,140) 3,536,140
Other assets less liabilities — 19.3% 844,382
Net Assets — 100.0% $ 4,380,522
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
1,158,230 4/15/2027 Bank of America NA 4.64%
First Trust Nasdaq
Cybersecurity ETF (192,622)
2,965,577 11/15/2027 BNP Paribas 4.54%
First Trust Nasdaq
Cybersecurity ETF (313,797)
1,725,324 11/6/2026 Goldman Sachs International 4.39%
First Trust Nasdaq
Cybersecurity ETF (44,620)
721,242 11/15/2027 Societe Generale 4.89%
First Trust Nasdaq
Cybersecurity ETF (81,555)
2,149,584 3/8/2027 UBS AG 4.44%
First Trust Nasdaq
Cybersecurity ETF (461,714)
8,719,957 (1,094,308)
Total Unrealized
Depreciation
(1,094,308)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA QQQ
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) — 77 .4%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 32,436 $ 17,593,286
Automobiles — 3.0%
Tesla, Inc.* 743,823 299,396,196
Beverages — 1.7%
Coca-Cola Europacific Partners
plc 188,507 20,816,828
Keurig Dr Pepper, Inc. 558,936 16,924,582
Monster Beverage Corp.* 401,977 34,288,638
PepsiCo, Inc. 562,591 95,494,196
167,524,244
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc.* 54,398 18,110,182
Amgen, Inc. 221,525 85,987,144
Gilead Sciences, Inc. 510,437 76,029,591
Insmed, Inc.* 87,792 13,109,980
Regeneron Pharmaceuticals,
Inc. 42,505 33,224,883
Vertex Pharmaceuticals, Inc.* 104,385 51,861,600
278,323,380
Broadline Retail — 4.0%
Amazon.com, Inc.* 1,593,210 334,574,100
MercadoLibre, Inc.* 20,894 36,722,877
PDD Holdings, Inc., ADR* 274,780 28,502,929
399,799,906
Chemicals — 1.0%
Linde plc 192,159 97,632,145
Commercial Services & Supplies — 0.5%
Cintas Corp. 165,377 33,262,276
Copart, Inc.* 398,298 15,171,171
48,433,447
Communications Equipment — 1.3%
Cisco Systems, Inc. 1,625,596 129,169,858
Construction & Engineering — 0.2%
Ferrovial SE 301,881 22,453,909
Consumer Staples Distribution & Retail — 4.5%
Costco Wholesale Corp. 182,348 184,315,535
Walmart, Inc. 2,010,788 257,280,324
441,595,859
Diversified Telecommunication Services — 0.5%
Comcast Corp., Class
a
A 1,495,348 46,295,974
Electric Utilities — 1.2%
American Electric Power Co.,
Inc. 219,738 29,405,339
Constellation Energy Corp. 149,098 49,184,448
Exelon Corp. 415,680 20,563,690
Investments
Shares Value
Common Stocks (a) (continued)
Xcel Energy, Inc. 243,338 $ 20,284,656
119,438,133
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 405,972 26,493,733
Entertainment — 2.4%
Electronic Arts, Inc. 102,930 20,644,670
Netflix, Inc.* 1,743,364 167,781,351
Take-Two Interactive Software,
Inc.* 76,043 16,081,574
Warner Bros Discovery, Inc.* 1,019,516 28,719,766
233,227,361
Financial Services — 0.2%
PayPal Holdings, Inc. 384,983 17,790,064
Food Products — 0.4%
Kraft Heinz Co. (The) 487,017 11,985,488
Mondelez International, Inc.,
Class
a
A 530,895 32,692,514
44,678,002
Ground Transportation — 0.5%
CSX Corp. 766,135 32,706,303
Old Dominion Freight Line, Inc. 86,009 17,464,128
50,170,431
Health Care Equipment & Supplies — 1.2%
Dexcom, Inc.* 160,484 11,784,340
GE HealthCare Technologies,
Inc. 187,447 15,796,159
IDEXX Laboratories, Inc.* 32,833 21,562,416
Intuitive Surgical, Inc.* 145,822 73,422,835
122,565,750
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 174,961 23,638,981
Booking Holdings, Inc. 13,259 56,209,541
DoorDash, Inc., Class
a
A* 167,200 29,505,784
Marriott International, Inc.,
Class
a
A 110,385 37,721,866
Starbucks Corp. 467,805 45,854,246
192,930,418
Industrial Conglomerates — 0.6%
Honeywell International, Inc. 261,181 63,621,080
Interactive Media & Services — 8.2%
Alphabet, Inc., Class
a
A 867,101 270,327,408
Alphabet, Inc., Class
a
C 805,802 250,950,917
Meta Platforms, Inc., Class
a
A 437,690 283,701,904
804,980,229
IT Services — 0.7%
Cognizant Technology Solutions
Corp., Class
a
A 198,609 12,796,378
Shopify, Inc., Class
a
A* 503,341 60,768,359
73,564,737

FEBRUARY 28, 2026 (Unaudited) :: ULTRA QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 0.3%
PACCAR, Inc. 216,113 $ 27,249,688
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 53,239 12,491,467
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 117,890 20,522,291
Professional Services — 0.8%
Automatic Data Processing, Inc. 166,397 35,668,861
Paychex, Inc. 148,043 13,864,227
Thomson Reuters Corp.(b) 183,055 17,648,332
Verisk Analytics, Inc., Class
a
A 57,324 11,898,743
79,080,163
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 174,417 7,784,231
Semiconductors & Semiconductor Equipment — 20.0%
Advanced Micro Devices, Inc.* 669,876 134,115,874
Analog Devices, Inc. 201,432 71,667,491
Applied Materials, Inc. 327,727 122,012,762
ARM Holdings plc, ADR* 56,892 7,250,885
ASML Holding NV (Registered),
ADR 36,119 52,392,777
Broadcom, Inc. 703,772 224,890,343
Intel Corp.* 1,962,581 89,513,319
KLA Corp. 54,089 82,461,385
Lam Research Corp. 516,744 120,861,254
Marvell Technology, Inc. 354,670 28,972,992
Microchip Technology, Inc. 222,368 16,597,548
Micron Technology, Inc. 463,047 190,946,691
Monolithic Power Systems, Inc. 19,698 22,509,693
NVIDIA Corp. 3,621,526 641,698,192
NXP Semiconductors NV 103,515 23,498,940
QUALCOMM, Inc. 440,674 62,734,351
Texas Instruments, Inc. 373,862 79,299,869
1,971,424,366
Software — 10.0%
Adobe, Inc.* 172,184 45,182,803
AppLovin Corp., Class
a
A* 126,556 55,022,752
Atlassian Corp., Class
a
A* 69,148 5,195,089
Autodesk, Inc.* 87,246 21,451,174
Cadence Design Systems, Inc.* 112,028 33,765,239
Crowdstrike Holdings, Inc.,
Class
a
A* 103,293 38,422,930
Datadog, Inc., Class
a
A* 133,921 14,993,795
Fortinet, Inc.* 305,941 24,178,517
Intuit, Inc. 114,452 46,814,302
Microsoft Corp. 1,107,638 435,013,748
Palantir Technologies, Inc.,
Class
a
A* 939,861 128,939,531
Palo Alto Networks, Inc.* 335,951 50,029,823
Roper Technologies, Inc. 44,279 15,485,695
Strategy, Inc., Class
a
A* 110,111 14,259,375
Investments
Shares Value
Common Stocks (a) (continued)
Synopsys, Inc.* 76,459 $ 31,654,026
Workday, Inc., Class
a
A* 87,675 11,727,408
Zscaler, Inc.* 65,573 9,638,575
981,774,782
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 347,322 32,606,589
Ross Stores, Inc. 133,828 27,520,390
60,126,979
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. 2,202,194 581,775,611
Seagate Technology Holdings
plc 87,827 35,819,364
Western Digital Corp. 140,696 39,352,671
656,947,646
Trading Companies & Distributors — 0.2%
Fastenal Co. 472,306 21,744,968
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc. 460,207 99,906,338
Total Common Stocks
(Cost $6,967,364,640)
7,636,731,061
Exchange Traded Funds (a) — 10 .2%
ProShares GENIUS Money
Market ETF, 3.50%(c)(d)
(Cost $1,000,435,000) 10,000,000 1,001,100,000
Securities Lending Reinvestments (e) — 0 .0% (f)
Investment Companies — 0 .0% (f)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (g)
(Cost $1,068,654) 1,068,654 1,068,654
Principal
Amount
Short-Term Investments — 5 .1%
Repurchase Agreements (h) — 2 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $253,486,648
(Cost $253,411,508) $ 253,411,508
253,411,508

ULTRA QQQ
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 2 .5%
U.S. Treasury Bills
3.54%, 3/3/2026 (i) $ 169,800,000 $ 169,783,011
3.53%, 3/19/2026 (i) 75,000,000 74,871,588
Total U.S. Treasury Obligations
(Cost $244,635,142) 244,654,599
Total Short-Term Investments
(Cost $498,046,650) 498,066,107
Total Investments — 92.7%
(Cost $8,466,914,944) 9,136,965,822
Other assets less liabilities — 7.3% 723,591,094
Net Assets — 100.0% $ 9,860,556,916
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,591,635,693.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $1,010,088, collateralized in the form of cash with a value of $1,068,654 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of February 28, 2026.
(e) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $1,068,654.
(f) Represents less than 0.05% of net assets.
(g) Rate shown is the 7-day yield as of February 28, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of February 28, 2026.
Abbreviations
ADR American Depositary Receipt
ETF Exchange Traded Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,000,435,000 – – 665,000 1,001,100,000 10,000,000 –
Futures Contracts Purchased
Ultra QQQ
®
had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq-100 E-Mini Index 2,996 3/20/2026 U.S. Dollar $ 1,498,284,620 $ (27,727,508)

FEBRUARY 28, 2026 (Unaudited) :: ULTRA QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Swap Agreements
Ultra QQQ
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,093,174,872 3/8/2027 Bank of America NA 4.79% Nasdaq-100 Index
®
127,329,341
1,230,330,292 11/4/2027 Barclays Bank PLC 4.59% Nasdaq-100 Index
®
(28,160,428)
1,255,914,333 1/12/2027 BNP Paribas 4.69% Nasdaq-100 Index
®
117,211,944
871,579,637 3/8/2027 Citibank NA 4.89% Nasdaq-100 Index
®
93,075,911
852,535,126 1/12/2027 Goldman Sachs International 4.39% Nasdaq-100 Index
®
(77,223,316)
1,486,175,311 3/8/2027 Goldman Sachs International 4.19%
PowerShares QQQ Trust
SM
,
Series 1 (68,337,565)
2,338,710,437 (145,560,881)
618,709,471 4/6/2027 J.P. Morgan Securities, LLC 4.49% Nasdaq-100 Index
®
232,367,301
442,940,870 11/6/2026
Morgan Stanley & Co.
International plc 4.49% Nasdaq-100 Index
®
52,079,190
841,406,465 11/6/2026
Morgan Stanley & Co.
International plc 4.49%
PowerShares QQQ Trust
SM
,
Series 1 18,912,908
1,284,347,335 70,992,098
622,653,158 4/6/2027
Nomura Global Financial
Products Inc. 4.84% Nasdaq-100 Index
®
185,561,847
480,231,170 11/4/2027 Societe Generale 4.74% Nasdaq-100 Index
®
(10,589,417)
790,833,907 4/6/2027 UBS AG 4.56% Nasdaq-100 Index
®
(30,068,138)
10,586,484,612 612,159,578
Total Unrealized
Appreciation
826,538,442
Total Unrealized
Depreciation
(214,378,864)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA QQQ MEGA :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQUP
::
Investments
Shares Value
Common Stocks — 55 .6%
Automobiles — 4.9%
Tesla, Inc.* 3,561 $ 1,433,338
Broadline Retail — 6.2%
Amazon.com, Inc.* 8,595 1,804,950
Interactive Media & Services — 9.6%
Alphabet, Inc., Class
a
A 4,682 1,459,661
Alphabet, Inc., Class
a
C 4,347 1,353,786
2,813,447
Semiconductors & Semiconductor Equipment — 16.0%
Broadcom, Inc. 3,800 1,214,290
NVIDIA Corp. 19,544 3,463,001
4,677,291
Software — 8.1%
Microsoft Corp. 5,978 2,347,800
Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc. 11,885 3,139,779
Total Common Stocks
(Cost $17,101,938)
16,216,605
Principal
Amount
Short-Term Investments — 23 .5%
Repurchase Agreements (a) — 23 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $6,864,263
(Cost $6,862,229) $ 6,862,229
6,862,229
Total Investments — 79.1%
(Cost $23,964,167) 23,078,834
Other assets less liabilities — 20.9% 6,090,114
Net Assets — 100.0% $ 29,168,948
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA QQQ MEGA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQUP
::
Swap Agreements
Ultra QQQ Mega had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
14,558,821 3/9/2027 Bank of America NA 4.84% Nasdaq-100 Mega Index (2,267,991)
13,587,683 11/8/2027 Barclays Bank PLC 4.62% Nasdaq-100 Mega Index (1,924,652)
2,583,283 3/8/2027 BNP Paribas 4.69% Nasdaq-100 Mega Index (197,916)
11,458,332 3/8/2027 Goldman Sachs International 4.39% Nasdaq-100 Mega Index 999,919
42,188,119 (3,390,640)
Total Unrealized
Appreciation
999,919
Total Unrealized
Depreciation
(4,390,559)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA QQQ TOP 30 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQXL
::
Investments
Shares Value
Common Stocks — 10 .4%
Automobiles — 0.4%
Tesla, Inc.* 54 $ 21,736
Beverages — 0.2%
PepsiCo, Inc. 54 9,166
Biotechnology — 0.3%
Amgen, Inc. 21 8,151
Gilead Sciences, Inc. 49 7,299
15,450
Broadline Retail — 0.6%
Amazon.com, Inc.* 146 30,660
Chemicals — 0.2%
Linde plc 18 9,145
Communications Equipment — 0.3%
Cisco Systems, Inc. 156 12,396
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp. 17 17,183
Entertainment — 0.3%
Netflix, Inc.* 167 16,072
Health Care Equipment & Supplies — 0.1%
Intuitive Surgical, Inc.* 14 7,049
Hotels, Restaurants & Leisure — 0.1%
Booking Holdings, Inc. 1 4,239
Interactive Media & Services — 1.5%
Alphabet, Inc., Class
a
A 80 24,941
Alphabet, Inc., Class
a
C 74 23,046
Meta Platforms, Inc., Class
a
A 36 23,334
71,321
IT Services — 0.1%
Shopify, Inc., Class
a
A* 48 5,795
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.* 64 12,814
Applied Materials, Inc. 31 11,541
Broadcom, Inc. 58 18,534
Intel Corp.* 187 8,529
KLA Corp. 5 7,623
Lam Research Corp. 49 11,461
Micron Technology, Inc. 44 18,144
NVIDIA Corp. 333 59,004
QUALCOMM, Inc. 42 5,979
Texas Instruments, Inc. 36 7,636
161,265
Software — 1.3%
AppLovin Corp., Class
a
A* 12 5,217
Intuit, Inc. 11 4,499
Investments
Shares Value
Common Stocks (continued)
Microsoft Corp. 102 $ 40,060
Palantir Technologies, Inc.,
Class
a
A* 90 12,347
62,123
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc. 203 53,629
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 44 9,552
Total Common Stocks
(Cost $(2,297,287))
506,781
Principal
Amount
Short-Term Investments — 58 .1%
Repurchase Agreements (a) — 58 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,840,687
(Cost $2,839,844) $ 2,839,844
2,839,844
Total Investments — 68.5%
(Cost $542,557) 3,346,625
Other assets less liabilities — 31.5% 1,540,620
Net Assets — 100.0% $ 4,887,245
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA QQQ TOP 30
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQXL
::
Swap Agreements
Ultra QQQ Top 30 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,870,761 3/9/2027 Bank of America NA 4.84% Nasdaq-100 Top 30 Index
®
515,657
3,026,227 1/12/2027 Citibank NA 4.79% Nasdaq-100 Index
®
(63,031)
1,306,220 3/8/2027 Societe Generale 4.69% Nasdaq-100 Top 30 Index
®
(45,187)
9,203,208 407,439
Total Unrealized
Appreciation
515,657
Total Unrealized
Depreciation
(108,218)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA REAL ESTATE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Investments
Shares Value
Common Stocks (a) — 70 .2%
Health Care REITs — 11.6%
Alexandria Real Estate Equities,
Inc., REIT 6,528 $ 352,773
Healthpeak Properties, Inc.,
REIT 29,123 514,895
Ventas, Inc., REIT 19,689 1,696,404
Welltower, Inc., REIT 20,635 4,273,921
6,837,993
Hotel & Resort REITs — 0.9%
Host Hotels & Resorts, Inc.,
REIT 26,802 525,051
Industrial REITs — 6.7%
Prologis, Inc., REIT 27,927 3,981,553
Office REITs — 0.6%
BXP, Inc., REIT 6,176 355,614
Real Estate Management & Development — 4.1%
CBRE Group, Inc., Class
a
A* 10,957 1,617,911
CoStar Group, Inc.* 17,762 792,718
2,410,629
Residential REITs — 8.3%
AvalonBay Communities, Inc.,
REIT 5,927 1,050,442
Camden Property Trust, REIT 4,457 482,871
Equity Residential, REIT 14,511 917,240
Essex Property Trust, Inc., REIT 2,697 688,032
Invitation Homes, Inc., REIT 23,637 622,599
Mid-America Apartment
Communities, Inc., REIT 4,909 657,119
UDR, Inc., REIT 12,602 472,575
4,890,878
Retail REITs — 9.5%
Federal Realty Investment Trust,
REIT 3,288 357,636
Kimco Realty Corp., REIT 28,381 668,372
Realty Income Corp., REIT 30,287 2,029,229
Regency Centers Corp., REIT 6,898 544,942
Simon Property Group, Inc.,
REIT 9,814 2,000,584
5,600,763
Specialized REITs — 28.5%
American Tower Corp., REIT 14,072 2,699,854
Crown Castle, Inc., REIT 18,248 1,633,926
Digital Realty Trust, Inc., REIT 10,760 1,906,672
Equinix, Inc., REIT 2,954 2,877,964
Extra Space Storage, Inc., REIT 8,894 1,343,261
Iron Mountain, Inc., REIT 12,390 1,342,208
Public Storage, REIT 6,413 1,969,176
SBA Communications Corp.,
Class
a
A, REIT 4,463 897,777
VICI Properties, Inc., Class
a
A,
REIT 44,790 1,353,106
Investments
Shares Value
Common Stocks (a) (continued)
Weyerhaeuser Co., REIT 30,207 $ 740,978
16,764,922
Total Common Stocks
(Cost $42,718,617)
41,367,403
Principal
Amount
Short-Term Investments — 15 .6%
Repurchase Agreements (b) — 15 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $9,173,202
(Cost $9,170,484) $ 9,170,484
9,170,484
Total Investments — 85.8%
(Cost $51,889,101) 50,537,887
Other assets less liabilities — 14.2% 8,346,546
Net Assets — 100.0% $ 58,884,433
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $628,554.
* Non-income producing security.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Swap Agreements
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
11,327,721 3/8/2027 Bank of America NA 4.74%
S&P Real Estate Select Sector
Index
c
(44,969)
11,691,248 3/8/2027 BNP Paribas 4.54%
S&P Real Estate Select Sector
Index
c
(528,013)
5,292,257 4/15/2027 Citibank NA 4.69%
S&P Real Estate Select Sector
Index
c
591,655
18,177,891 3/8/2027 Goldman Sachs International 4.39%
S&P Real Estate Select Sector
Index
c
213,915
8,719,926 3/8/2027 Societe Generale 4.59%
S&P Real Estate Select Sector
Index
c
217,212
21,557,967 3/8/2027 UBS AG 4.44%
S&P Real Estate Select Sector
Index
c
(10,628)
76,767,010 439,172
Total Unrealized
Appreciation
1,022,782
Total Unrealized
Depreciation
(583,610)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) — 67 .0%
Aerospace & Defense — 1.5%
AAR Corp.* 2,422 $ 283,786
AeroVironment, Inc.* 2,342 590,769
AerSale Corp.* 1,991 15,530
AIRO Group Holdings, Inc.* 496 4,861
Archer Aviation, Inc., Class
a
A* 39,074 278,207
Astronics Corp.* 1,903 153,420
Byrna Technologies, Inc.* 1,121 14,326
Cadre Holdings, Inc. 1,760 78,126
Ducommun, Inc.* 853 105,422
Eve Holding, Inc.* 5,935 17,805
Firefly Aerospace, Inc.(b) 1,332 25,668
Intuitive Machines, Inc.(b) 6,773 111,619
Kratos Defense & Security
Solutions, Inc.* 10,327 889,981
Mercury Systems, Inc.* 3,225 287,122
Moog, Inc., Class
a
A 1,742 587,803
National Presto Industries, Inc. 323 42,617
Park Aerospace Corp. 1,130 29,855
Red Cat Holdings, Inc.(b) 6,332 73,768
Redwire Corp.(b) 4,533 41,114
Satellogic, Inc., Class
a
A(b) 5,201 15,603
V2X, Inc.* 1,430 99,742
Voyager Technologies, Inc.,
Class
a
A* 859 22,927
VSE Corp. 1,663 377,617
4,147,688
Air Freight & Logistics — 0.1%
Arrive AI, Inc.* 179 197
Forward Air Corp.* 1,329 33,610
Hub Group, Inc., Class
a
A 3,701 159,402
Radiant Logistics, Inc.* 2,245 16,658
209,867
Automobile Components — 0.8%
Adient plc* 5,048 122,767
Cooper-Standard Holdings,
Inc.* 1,048 40,285
Dana, Inc. 7,290 249,610
Dauch Corp.* 14,163 93,476
Dorman Products, Inc.* 1,710 201,541
Fox Factory Holding Corp.* 2,604 43,851
Garrett Motion, Inc. 9,841 200,363
Gentherm, Inc.* 1,886 61,804
Goodyear Tire & Rubber Co.
(The)* 17,093 141,017
Holley, Inc.* 4,729 19,294
LCI Industries 1,466 195,271
Motorcar Parts of America, Inc.* 823 8,510
Patrick Industries, Inc. 2,013 249,189
Phinia, Inc. 2,358 171,262
Solid Power, Inc.* 9,526 33,722
Standard Motor Products, Inc. 1,309 51,941
Strattec Security Corp.* 250 22,000
Visteon Corp. 1,702 162,830
XPEL, Inc.*(c) 1,570 66,914
2,135,647
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A(b) 8,839 $ 4,327
Livewire Group, Inc.(b) 2,272 3,817
Winnebago Industries, Inc. 1,690 67,414
75,558
Banks — 6.3%
1st Source Corp. 1,146 76,793
ACNB Corp. 636 32,054
Amalgamated Financial Corp. 1,422 54,733
Amerant Bancorp, Inc., Class
a
A 2,264 48,336
Ameris Bancorp 4,101 318,484
Ames National Corp. 550 14,855
Arrow Financial Corp. 1,009 33,610
Associated Banc-Corp. 10,306 272,181
Atlantic Union Bankshares
Corp. 8,830 327,240
Avidbank Holdings, Inc.* 180 5,198
Axos Financial, Inc.* 3,368 292,410
Banc of California, Inc. 7,946 146,763
BancFirst Corp. 1,292 142,120
Bancorp, Inc. (The)* 2,608 136,894
Bank First Corp. 560 75,415
Bank of Hawaii Corp. 2,434 184,424
Bank of Marin Bancorp 914 22,749
Bank of NT Butterfield & Son
Ltd. (The) 2,585 131,189
Bank7 Corp. 263 10,699
BankUnited, Inc. 4,675 218,322
Bankwell Financial Group, Inc. 437 20,408
Banner Corp. 2,111 124,232
Bar Harbor Bankshares 1,017 32,808
BayCom Corp. 633 18,610
BCB Bancorp, Inc. 963 7,704
Beacon Financial Corp. 5,163 153,548
Blue Foundry Bancorp* 1,114 14,683
Blue Ridge Bankshares, Inc. 4,175 16,951
Bridgewater Bancshares, Inc.* 1,292 23,618
Burke & Herbert Financial
Services Corp. 836 53,872
Business First Bancshares, Inc. 1,764 48,157
BV Financial, Inc.* 504 9,415
Byline Bancorp, Inc. 1,941 60,559
C&F Financial Corp. 189 13,763
California BanCorp 1,390 25,451
Camden National Corp. 1,038 47,914
Capital Bancorp, Inc. 723 21,263
Capital City Bank Group, Inc. 860 36,847
Capitol Federal Financial, Inc. 7,624 54,740
Carter Bankshares, Inc.* 1,389 28,947
Cathay General Bancorp 4,108 204,209
CB Financial Services, Inc. 282 9,816
Central Pacific Financial Corp. 1,628 51,852
CF Bankshares, Inc. 290 8,764
Chain Bridge Bancorp, Inc.,
Class
a
A* 137 4,727
Chemung Financial Corp. 259 14,380

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 886 $ 25,357
Citizens & Northern Corp. 1,068 23,987
Citizens Community Bancorp,
Inc. 588 10,237
Citizens Financial Services, Inc. 282 16,937
City Holding Co. 871 104,494
Civista Bancshares, Inc. 1,177 28,024
CNB Financial Corp. 1,810 50,698
Coastal Financial Corp.* 798 59,204
CoastalSouth Bancshares, Inc. 338 8,298
Colony Bankcorp, Inc. 1,049 20,802
Columbia Financial, Inc.* 1,683 30,126
Commercial Bancgroup, Inc.* 427 11,106
Community Financial System,
Inc. 3,282 198,725
Community Trust Bancorp, Inc. 989 59,380
Community West Bancshares 1,038 24,113
ConnectOne Bancorp, Inc. 2,952 78,317
Customers Bancorp, Inc.* 1,980 133,531
CVB Financial Corp. 8,093 155,628
Dime Community Bancshares,
Inc. 2,468 79,840
Eagle Bancorp Montana, Inc. 459 9,960
Eagle Bancorp, Inc. 1,739 44,258
Eagle Financial Services, Inc. 284 9,858
Eastern Bankshares, Inc. 13,713 268,226
ECB Bancorp, Inc.* 465 7,993
Enterprise Financial Services
Corp. 2,272 129,731
Equity Bancshares, Inc.,
Class
a
A 954 42,816
Esquire Financial Holdings, Inc. 448 45,239
Farmers & Merchants Bancorp,
Inc. 786 20,326
Farmers National Banc Corp. 2,261 29,235
FB Bancorp, Inc.* 1,103 14,527
FB Financial Corp. 2,563 140,170
Fidelity D&D Bancorp, Inc. 294 12,892
Financial Institutions, Inc. 1,229 38,566
Finward Bancorp 214 7,995
Finwise Bancorp* 579 9,750
First Bancorp 9,852 208,173
First Bancorp 2,491 141,464
First Bancorp, Inc. (The) 666 18,415
First Bank 1,337 21,285
First Busey Corp. 5,234 132,734
First Business Financial
Services, Inc. 492 26,888
First Capital, Inc. 203 10,312
First Commonwealth Financial
Corp. 6,449 113,051
First Community Bankshares,
Inc. 968 37,878
First Community Corp. 458 13,200
First Financial Bancorp 6,236 175,045
First Financial Bankshares, Inc. 8,327 257,554
First Financial Corp. 706 44,732
First Foundation, Inc.* 3,930 23,069
First Internet Bancorp 480 9,734
Investments
Shares Value
Common Stocks (a) (continued)
First Interstate BancSystem,
Inc., Class
a
A 5,539 $ 191,705
First Merchants Corp. 3,569 139,477
First Mid Bancshares, Inc. 1,349 55,322
First National Corp. 482 12,797
First United Corp. 372 13,195
First Western Financial, Inc.* 514 12,999
Firstsun Capital Bancorp* 781 28,483
Five Star Bancorp 967 37,645
Flagstar Bank NA 18,755 238,001
Flushing Financial Corp. 1,996 30,798
Franklin Financial Services
Corp. 259 13,333
FS Bancorp, Inc. 400 15,804
Fulton Financial Corp. 11,289 230,860
FVCBankcorp, Inc. 956 14,761
GBank Financial Holdings, Inc.* 557 16,827
German American Bancorp, Inc. 2,245 92,808
Glacier Bancorp, Inc. 7,945 361,418
Great Southern Bancorp, Inc. 518 31,873
Greene County Bancorp, Inc. 433 9,556
Hancock Whitney Corp. 5,248 345,371
Hanmi Financial Corp. 1,858 48,512
Hanover Bancorp, Inc. 282 5,832
Hawthorn Bancshares, Inc. 362 11,942
HBT Financial, Inc. 709 19,115
Heritage Commerce Corp. 3,711 46,128
Heritage Financial Corp. 2,112 55,778
Hilltop Holdings, Inc. 2,692 100,762
Hingham Institution For Savings
(The)(b) 103 28,749
Home Bancorp, Inc. 421 24,881
Home BancShares, Inc. 11,669 320,431
HomeTrust Bancshares, Inc. 992 41,803
Hope Bancorp, Inc. 7,661 86,263
Horizon Bancorp, Inc. 3,114 52,440
Independent Bank Corp. 1,237 42,986
Independent Bank Corp. 3,118 243,422
International Bancshares Corp. 3,371 226,228
Investar Holding Corp. 567 16,006
John Marshall Bancorp, Inc. 783 15,034
Kearny Financial Corp. 3,546 27,127
Lakeland Financial Corp. 1,556 90,388
Landmark Bancorp, Inc. 295 8,183
LCNB Corp. 834 14,170
LINKBANCORP, Inc. 1,333 11,530
Live Oak Bancshares, Inc. 2,190 79,431
MainStreet Bancshares, Inc. 436 9,679
Mechanics Bancorp 3,002 42,809
Mercantile Bank Corp. 983 50,782
Meridian Corp. 574 11,159
Metrocity Bankshares, Inc. 1,212 34,057
Metropolitan Bank Holding
Corp. 568 47,797
Mid Penn Bancorp, Inc. 1,207 38,829
Midland States Bancorp, Inc. 1,276 28,238
MVB Financial Corp. 693 18,711
National Bank Holdings Corp.,
Class
a
A 2,348 93,897
National Bankshares, Inc. 386 14,494

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (a) (continued)
NB Bancorp, Inc. 2,450 $ 52,283
NBT Bancorp, Inc. 3,170 135,422
Nicolet Bankshares, Inc. 1,144 174,757
Northeast Bank 461 51,116
Northeast Community Bancorp,
Inc. 765 18,513
Northfield Bancorp, Inc. 2,290 30,549
Northpointe Bancshares, Inc. 1,272 22,972
Northrim Bancorp, Inc. 1,347 31,641
Northwest Bancshares, Inc. 8,992 111,950
Norwood Financial Corp. 533 15,489
Oak Valley Bancorp 423 13,536
OceanFirst Financial Corp. 3,481 62,867
OFG Bancorp 2,733 109,539
Ohio Valley Banc Corp. 235 10,018
Old National Bancorp 21,683 500,877
Old Second Bancorp, Inc. 3,121 61,265
OP Bancorp 728 9,726
Orange County Bancorp, Inc. 722 23,978
Origin Bancorp, Inc. 1,843 76,669
Orrstown Financial Services,
Inc. 1,156 41,547
Park National Corp. 918 151,039
Parke Bancorp, Inc. 613 17,078
Pathward Financial, Inc. 1,407 127,742
Patriot National Bancorp, Inc.* 4,241 5,301
PCB Bancorp 675 15,093
Peapack-Gladstone Financial
Corp. 991 33,189
Peoples Bancorp of North
Carolina, Inc. 261 9,973
Peoples Bancorp, Inc. 2,162 69,768
Peoples Financial Services
Corp. 577 30,927
Pioneer Bancorp, Inc.* 682 9,623
Plumas Bancorp 406 20,422
Ponce Financial Group, Inc.* 1,219 19,809
Preferred Bank 722 63,334
Primis Financial Corp. 1,299 17,160
Princeton Bancorp, Inc. 323 10,972
Provident Financial Services,
Inc. 7,978 167,857
QCR Holdings, Inc. 1,024 88,576
RBB Bancorp 1,004 21,586
Red River Bancshares, Inc. 307 27,231
Renasant Corp. 5,840 219,876
Republic Bancorp, Inc., Class
a
A 519 35,811
Rhinebeck Bancorp, Inc.* 280 4,480
Richmond Mutual Bancorp, Inc. 513 6,926
Riverview Bancorp, Inc. 1,266 6,773
S&T Bancorp, Inc. 2,368 99,006
SB Financial Group, Inc. 354 7,349
Seacoast Banking Corp. of
Florida 5,410 168,359
ServisFirst Bancshares, Inc. 3,196 258,908
Shore Bancshares, Inc. 1,911 35,506
Sierra Bancorp 758 27,273
Simmons First National Corp.,
Class
a
A 8,932 177,836
SmartFinancial, Inc. 900 35,289
Sound Financial Bancorp, Inc. 133 5,649
Investments
Shares Value
Common Stocks (a) (continued)
South Plains Financial, Inc. 796 $ 32,604
Southern First Bancshares,
Inc.* 481 26,859
Southern Missouri Bancorp,
Inc. 597 36,960
Southside Bancshares, Inc. 1,789 56,031
SR Bancorp, Inc. 458 7,580
Stellar Bancorp, Inc. 2,914 109,741
Stock Yards Bancorp, Inc. 1,629 104,484
Texas Capital Bancshares, Inc.* 2,818 268,555
Third Coast Bancshares, Inc.* 797 31,569
Timberland Bancorp, Inc. 463 17,631
Tompkins Financial Corp. 834 63,976
Towne Bank 4,548 155,814
TriCo Bancshares 1,876 89,635
Triumph Financial, Inc.* 1,407 78,595
TrustCo Bank Corp. 1,153 50,006
Trustmark Corp. 3,479 148,171
UMB Financial Corp. 4,501 521,576
Union Bankshares, Inc. 224 5,208
United Bankshares, Inc. 8,648 357,162
United Community Banks, Inc. 7,584 243,977
United Security Bancshares 856 8,894
Unity Bancorp, Inc. 455 24,201
Univest Financial Corp. 1,759 59,014
USCB Financial Holdings, Inc. 722 13,667
Valley National Bancorp 30,032 378,704
Virginia National Bankshares
Corp. 295 11,422
WaFd, Inc. 4,825 150,347
Washington Trust Bancorp, Inc. 1,177 39,653
WesBanco, Inc. 5,865 204,513
West Bancorp, Inc. 940 22,889
Westamerica Bancorp 1,499 75,924
Western New England Bancorp,
Inc. 1,123 14,431
WSFS Financial Corp. 3,467 220,189
17,916,630
Beverages — 0.1%
MGP Ingredients, Inc. 872 16,568
National Beverage Corp.* 1,484 53,943
Vita Coco Co., Inc. (The)* 2,959 171,800
Zevia PBC, Class
a
A* 3,437 4,606
246,917
Biotechnology — 6.0%
4D Molecular Therapeutics,
Inc.* 2,490 24,053
Abeona Therapeutics, Inc.(b) 2,703 13,839
Absci Corp.(b) 8,441 23,128
ACADIA Pharmaceuticals, Inc.* 7,704 189,210
Actuate Therapeutics, Inc.* 587 2,195
ADC Therapeutics SA* 5,325 21,833
ADMA Biologics, Inc.* 14,352 223,461
Agios Pharmaceuticals, Inc.* 3,495 105,654
Akebia Therapeutics, Inc.* 15,674 20,533
Aldeyra Therapeutics, Inc.* 3,358 18,335
Alector, Inc.* 4,970 12,077
Alkermes plc* 10,044 302,324

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
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::
Investments
Shares Value
Common Stocks (a) (continued)
Allogene Therapeutics, Inc.* 9,521 $ 26,468
Altimmune, Inc.* 5,490 23,662
Amicus Therapeutics, Inc.* 18,442 265,012
AnaptysBio, Inc.* 1,144 62,977
Anavex Life Sciences Corp.* 5,174 22,921
Anika Therapeutics, Inc.* 773 11,100
Annexon, Inc.* 6,202 34,731
Apogee Therapeutics, Inc.* 2,387 167,090
Arbutus Biopharma Corp.* 9,371 43,669
Arcellx, Inc.* 2,122 241,462
Arcturus Therapeutics Holdings,
Inc.* 1,557 12,814
Arcus Biosciences, Inc.* 4,868 99,161
Arcutis Biotherapeutics, Inc.* 6,812 183,720
Ardelyx, Inc.* 14,835 97,169
ArriVent Biopharma, Inc.* 1,827 41,966
Arrowhead Pharmaceuticals,
Inc.* 8,212 519,573
ARS Pharmaceuticals, Inc.(b) 3,649 33,863
aTyr Pharma, Inc.(b) 5,936 5,697
Aura Biosciences, Inc.* 2,719 16,015
Aurinia Pharmaceuticals, Inc.* 7,389 104,702
Avidity Biosciences, Inc.* 7,167 516,024
Avita Medical, Inc.(b) 757 3,808
Beam Therapeutics, Inc.* 5,915 168,341
Benitec Biopharma, Inc.* 920 10,028
Bicara Therapeutics, Inc.* 1,949 32,704
BioCryst Pharmaceuticals, Inc.* 12,977 113,549
Biohaven Ltd.* 5,805 66,874
Bridgebio Pharma, Inc.* 9,825 653,166
Bright Minds Biosciences, Inc.* 313 26,236
Candel Therapeutics, Inc.* 2,714 14,249
Capricor Therapeutics, Inc.* 2,383 66,557
Cardiff Oncology, Inc.(b) 3,836 7,442
CareDx, Inc.* 3,218 60,370
Cartesian Therapeutics, Inc.* 650 4,934
Catalyst Pharmaceuticals, Inc.* 7,164 165,345
Celcuity, Inc.* 2,000 223,420
Celldex Therapeutics, Inc.* 4,054 121,985
CG oncology, Inc.* 3,464 203,683
Cogent Biosciences, Inc.* 8,548 332,090
Coherus Oncology, Inc.(b) 6,563 10,960
Compass Therapeutics, Inc.* 8,123 45,895
Corvus Pharmaceuticals, Inc.* 3,545 64,732
CRISPR Therapeutics AG* 5,363 322,531
Cullinan Therapeutics, Inc.* 3,347 51,879
Cytokinetics, Inc.* 7,372 458,686
Day One Biopharmaceuticals,
Inc.* 4,876 51,686
Denali Therapeutics, Inc.* 8,197 173,613
Design Therapeutics, Inc.* 1,478 15,430
DiaMedica Therapeutics, Inc.* 2,102 16,711
Dianthus Therapeutics, Inc.* 1,515 83,613
Disc Medicine, Inc.* 1,544 102,861
Dyne Therapeutics, Inc.* 7,661 119,665
Editas Medicine, Inc.* 5,576 12,267
Eledon Pharmaceuticals, Inc.* 3,479 9,115
Emergent BioSolutions, Inc.* 3,230 26,325
Enanta Pharmaceuticals, Inc.* 1,687 24,124
Entrada Therapeutics, Inc.* 1,761 21,009
Investments
Shares Value
Common Stocks (a) (continued)
Erasca, Inc.* 10,731 $ 146,586
Fate Therapeutics, Inc.* 6,732 9,963
Fennec Pharmaceuticals, Inc.* 1,453 12,336
Foghorn Therapeutics, Inc.* 2,062 11,712
Geron Corp.* 33,813 56,806
Gossamer Bio, Inc.* 11,893 5,053
GRAIL, Inc.* 2,176 115,829
Greenwich Lifesciences, Inc.(b) 388 10,755
Gyre Therapeutics, Inc.* 730 6,015
Heron Therapeutics, Inc.* 9,509 11,316
Humacyte, Inc.(b) 9,603 10,707
Ideaya Biosciences, Inc.* 4,977 160,259
ImmunityBio, Inc.(b) 18,272 178,700
Immunome, Inc.* 5,800 126,788
Immunovant, Inc.* 4,340 120,348
Inhibikase Therapeutics, Inc.(b) 3,742 7,671
Inhibrx Biosciences, Inc.* 560 41,513
Inmune Bio, Inc.(b) 1,263 1,629
Intellia Therapeutics, Inc.* 6,370 87,779
Iovance Biotherapeutics, Inc.(b) 19,037 73,483
Ironwood Pharmaceuticals,
Inc., Class
a
A* 9,858 33,714
Jade Biosciences, Inc. 2,864 42,473
Janux Therapeutics, Inc.* 2,657 36,162
KalVista Pharmaceuticals, Inc.* 2,375 38,665
Keros Therapeutics, Inc.* 1,809 25,670
Kodiak Sciences, Inc.* 2,028 54,350
Korro Bio, Inc.* 410 4,973
Krystal Biotech, Inc.* 1,536 423,383
Kura Oncology, Inc.* 4,991 43,571
Kymera Therapeutics, Inc.* 3,491 318,903
Larimar Therapeutics, Inc.* 2,993 15,893
Lexeo Therapeutics, Inc.* 3,904 28,031
Madrigal Pharmaceuticals, Inc.* 1,155 498,960
MannKind Corp.* 18,840 61,795
MapLight Therapeutics, Inc.* 1,045 18,047
MeiraGTx Holdings plc* 2,783 21,040
MiMedx Group, Inc.* 7,343 35,907
Mineralys Therapeutics, Inc.* 2,894 84,678
Mirum Pharmaceuticals, Inc.* 2,542 234,601
Monopar Therapeutics, Inc.* 282 15,455
Monte Rosa Therapeutics, Inc.* 2,876 51,049
Myriad Genetics, Inc.* 5,624 25,927
Neurogene, Inc.* 609 14,305
Nkarta, Inc.* 2,632 7,106
Novavax, Inc.(b) 9,269 93,988
Nurix Therapeutics, Inc.* 6,204 99,078
Nuvalent, Inc., Class
a
A* 3,090 315,026
Nuvectis Pharma, Inc.* 958 8,488
Olema Pharmaceuticals, Inc.* 3,690 89,298
Organogenesis Holdings, Inc.,
Class
a
A* 4,226 13,566
ORIC Pharmaceuticals, Inc.* 4,096 55,091
Oruka Therapeutics, Inc.* 2,388 82,171
Palvella Therapeutics, Inc.(b) 447 60,354
Perspective Therapeutics, Inc.* 3,691 19,931
Praxis Precision Medicines,
Inc.* 1,523 512,870
Precigen, Inc.* 11,213 42,497
Prime Medicine, Inc.* 6,160 28,459

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
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Investments
Shares Value
Common Stocks (a) (continued)
Protagonist Therapeutics, Inc.* 3,605 $ 331,948
Protalix BioTherapeutics, Inc.* 4,447 12,807
Protara Therapeutics, Inc.* 2,179 13,858
Prothena Corp. plc* 2,727 23,643
PTC Therapeutics, Inc.* 4,812 328,130
Puma Biotechnology, Inc.* 2,652 15,116
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 23,550 86,429
REGENXBIO, Inc.* 2,880 26,035
Relay Therapeutics, Inc.* 8,717 89,436
Replimune Group, Inc.* 4,285 32,780
Rezolute, Inc.* 4,999 16,047
Rhythm Pharmaceuticals, Inc.* 3,276 303,784
Rigel Pharmaceuticals, Inc.* 1,091 37,901
Rocket Pharmaceuticals, Inc.* 5,247 26,288
Sana Biotechnology, Inc.* 10,298 43,355
Savara, Inc.* 8,767 52,777
Scholar Rock Holding Corp.* 5,095 225,556
SELLAS Life Sciences Group,
Inc.(b) 7,670 37,813
Sionna Therapeutics, Inc.* 993 36,284
Soleno Therapeutics, Inc.* 2,884 112,678
Solid Biosciences, Inc.* 3,651 22,673
Spyre Therapeutics, Inc.* 4,251 182,836
Stoke Therapeutics, Inc.* 2,778 101,147
Syndax Pharmaceuticals, Inc.* 5,265 114,303
Tango Therapeutics, Inc.* 6,584 73,346
Taysha Gene Therapies, Inc.* 13,671 61,930
Tectonic Therapeutic, Inc.* 678 15,899
Tevogen Bio Holdings, Inc.(b) 2,544 672
TG Therapeutics, Inc.* 8,993 270,599
Tonix Pharmaceuticals Holding
Corp.* 721 10,072
Travere Therapeutics, Inc.* 5,099 151,899
TriSalus Life Sciences, Inc.* 1,884 9,533
TuHURA Biosciences, Inc.(b) 2,055 3,432
Twist Bioscience Corp.* 3,705 173,839
Tyra Biosciences, Inc.* 1,604 53,429
Upstream Bio, Inc.(b) 2,019 15,506
UroGen Pharma Ltd.* 2,285 49,585
Vanda Pharmaceuticals, Inc.* 3,449 30,731
Vaxcyte, Inc.* 7,679 474,101
Vera Therapeutics, Inc.,
Class
a
A* 3,422 139,583
Veracyte, Inc.* 4,853 177,571
Verastem, Inc.* 3,309 18,928
Vericel Corp.* 3,120 111,322
Vir Biotechnology, Inc.* 5,512 50,104
Viridian Therapeutics, Inc.* 4,945 145,284
Voyager Therapeutics, Inc.* 2,884 11,824
Xencor, Inc.* 4,359 55,664
Xenon Pharmaceuticals, Inc.* 4,694 202,922
XOMA Royalty Corp.* 589 15,037
Zenas Biopharma, Inc.* 1,167 30,750
Zymeworks, Inc.* 3,074 71,594
16,821,824
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 1,574 19,864
Kohl's Corp. 6,750 110,497
Investments
Shares Value
Common Stocks (a) (continued)
Savers Value Village, Inc.* 2,377 $ 22,415
152,776
Building Products — 1.1%
American Woodmark Corp.* 890 44,589
Apogee Enterprises, Inc. 1,311 52,204
AZZ, Inc. 1,839 250,067
CSW Industrials, Inc. 1,009 296,979
Gibraltar Industries, Inc.* 1,840 83,683
Griffon Corp. 2,377 202,616
Insteel Industries, Inc. 1,158 43,170
Janus International Group, Inc.* 8,399 58,457
JELD-WEN Holding, Inc.* 5,253 10,296
Masterbrand, Inc.* 7,867 79,614
Modine Manufacturing Co.* 3,246 737,654
Quanex Building Products
Corp. 2,855 58,613
Resideo Technologies, Inc.* 7,999 309,561
Tecnoglass, Inc. 1,679 76,495
UFP Industries, Inc. 3,602 370,682
Zurn Elkay Water Solutions
Corp. 9,301 474,165
3,148,845
Capital Markets — 1.1%
Acadian Asset Management,
Inc. 1,662 89,515
AlTi Global, Inc.* 2,679 11,868
Artisan Partners Asset
Management, Inc., Class
a
A 3,876 156,125
Bakkt, Inc., Class
a
A(b) 888 8,489
BGC Group, Inc., Class
a
A 22,454 213,762
Cohen & Steers, Inc. 1,719 114,950
Diamond Hill Investment Group,
Inc. 156 26,812
DigitalBridge Group, Inc. 10,945 169,100
Donnelley Financial Solutions,
Inc.* 1,583 78,770
Fold Holdings, Inc.* 382 569
Forge Global Holdings, Inc.* 685 30,825
GCM Grosvenor, Inc., Class
a
A 3,227 37,369
Innventure, Inc.* 1,692 4,805
Marex Group plc 3,413 148,329
MarketWise, Inc. 122 1,710
Miami International Holdings,
Inc.* 1,459 62,153
Moelis & Co., Class
a
A 4,596 272,819
Open Lending Corp.* 6,260 8,326
Patria Investments Ltd., Class
a
A 4,098 53,766
Perella Weinberg Partners,
Class
a
A 3,850 71,263
Piper Sandler Cos. 1,084 320,376
PJT Partners, Inc., Class
a
A 1,422 210,001
Ridgepost Capital, Inc., Class
a
A 3,617 29,189
Siebert Financial Corp.* 874 1,661
Silvercrest Asset Management
Group, Inc., Class
a
A 427 6,493
StepStone Group, Inc., Class
a
A 4,320 186,365
StoneX Group, Inc.* 3,035 386,962
Strive, Inc., Class
a
A(b) 861 6,836

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Value Line, Inc. 48 $ 1,764
Victory Capital Holdings, Inc.,
Class
a
A 2,740 189,553
Virtus Investment Partners, Inc. 399 55,206
Webull Corp.* 16,907 98,230
Westwood Holdings Group, Inc. 456 7,643
WisdomTree, Inc. 7,662 131,097
3,192,701
Chemicals — 1.1%
AdvanSix, Inc. 1,626 28,991
American Vanguard Corp.* 1,584 7,302
Arq, Inc.* 1,980 6,950
Ascent Industries Co.* 510 8,752
ASP Isotopes, Inc.(b) 5,726 30,577
Aspen Aerogels, Inc.* 4,106 12,811
Avient Corp. 5,692 233,770
Balchem Corp. 2,034 369,029
Cabot Corp. 3,296 250,957
Chemours Co. (The) 9,320 169,997
Core Molding Technologies,
Inc.* 503 9,180
Ecovyst, Inc.* 7,070 79,679
Flotek Industries, Inc.(b) 882 13,539
Hawkins, Inc. 1,211 180,560
HB Fuller Co. 3,387 222,594
Ingevity Corp.* 2,258 162,644
Innospec, Inc. 1,538 117,780
Intrepid Potash, Inc.* 665 24,585
Koppers Holdings, Inc. 1,170 44,226
Kronos Worldwide, Inc. 1,352 7,855
LSB Industries, Inc.* 3,335 38,753
Mativ Holdings, Inc. 3,346 36,271
Minerals Technologies, Inc. 1,956 138,133
Orion SA 3,431 19,522
Perimeter Solutions, Inc.* 8,620 202,398
PureCycle Technologies, Inc.(b) 8,042 50,745
Quaker Chemical Corp. 851 125,122
Rayonier Advanced Materials,
Inc.* 3,990 37,785
Sensient Technologies Corp. 2,612 265,196
Solesence, Inc.* 1,163 1,489
Stepan Co. 1,335 67,938
Trinseo plc(b) 2,104 484
Tronox Holdings plc 7,402 55,367
Valhi, Inc. 150 2,095
3,023,076
Commercial Services & Supplies — 0.9%
ABM Industries, Inc. 3,773 167,899
ACCO Brands Corp. 5,410 22,019
ACV Auctions, Inc., Class
a
A* 10,398 50,534
BrightView Holdings, Inc.* 4,449 61,352
Brink's Co. (The) 2,606 304,303
Casella Waste Systems, Inc.,
Class
a
A* 3,895 362,858
Cimpress plc* 1,077 78,675
CompX International, Inc. 94 2,209
CoreCivic, Inc.* 6,543 115,680
Deluxe Corp. 2,737 75,952
Investments
Shares Value
Common Stocks (a) (continued)
Ennis, Inc. 1,514 $ 31,961
Enviri Corp.* 4,708 89,122
GEO Group, Inc. (The)* 8,379 126,020
Healthcare Services Group,
Inc.* 4,362 94,961
HNI Corp. 3,944 177,322
Interface, Inc., Class
a
A 3,591 113,081
Liquidity Services, Inc.* 1,440 45,518
MillerKnoll, Inc. 4,236 85,313
Mobile Infrastructure Corp.,
Class
a
A* 800 2,432
Montrose Environmental Group,
Inc.* 2,045 59,755
NL Industries, Inc. 523 3,232
OPENLANE, Inc.* 6,520 185,885
Perma-Fix Environmental
Services, Inc.* 1,071 14,608
Pitney Bowes, Inc.(b) 9,996 107,257
Quad/Graphics, Inc. 1,791 12,376
UniFirst Corp. 907 212,982
Vestis Corp.* 7,143 56,215
Virco Mfg. Corp. 701 4,451
2,663,972
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.* 4,605 46,971
Applied Optoelectronics, Inc.* 3,740 315,020
Aviat Networks, Inc.* 717 17,954
BK Technologies Corp.* 176 15,328
Calix, Inc.* 3,734 193,309
Clearfield, Inc.* 712 22,385
Digi International, Inc.* 2,258 110,236
Extreme Networks, Inc.* 8,140 113,797
Harmonic, Inc.* 6,965 74,038
Inseego Corp.(b) 780 9,633
NETGEAR, Inc.* 1,694 34,930
NetScout Systems, Inc.* 4,332 126,538
Ribbon Communications, Inc.* 5,804 12,943
Viasat, Inc.* 7,649 350,171
Viavi Solutions, Inc.* 13,713 407,413
Vistance Networks, Inc.* 13,510 237,371
2,088,037
Construction & Engineering — 1.9%
Ameresco, Inc., Class
a
A* 1,989 60,585
Arcosa, Inc. 3,008 323,300
Argan, Inc. 831 374,989
Bowman Consulting Group
Ltd., Class
a
A* 867 29,079
Centuri Holdings, Inc.* 4,851 150,381
Concrete Pumping Holdings,
Inc.* 1,359 9,160
Construction Partners, Inc.,
Class
a
A* 2,906 390,479
Dycom Industries, Inc.* 1,735 728,735
Fluor Corp.* 9,974 521,740
Granite Construction, Inc. 2,707 363,983
Great Lakes Dredge & Dock
Corp.* 4,120 69,834
IES Holdings, Inc.* 560 277,396

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Legence Corp., Class
a
A* 2,293 $ 133,109
Limbach Holdings, Inc.* 658 60,154
Matrix Service Co.* 1,678 18,441
MYR Group, Inc.* 956 258,082
NWPX Infrastructure, Inc.* 587 45,551
Orion Group Holdings, Inc.* 2,335 32,060
Primoris Services Corp. 3,349 504,761
Southland Holdings, Inc.* 779 872
Sterling Infrastructure, Inc.* 1,849 791,612
Tutor Perini Corp. 2,757 207,795
5,352,098
Construction Materials — 0.1%
Knife River Corp.* 3,541 315,078
Smith-Midland Corp.* 168 6,453
Titan America SA(b) 1,502 27,216
United States Lime & Minerals,
Inc. 669 76,373
425,120
Consumer Finance — 0.6%
Atlanticus Holdings Corp.* 331 17,315
Bread Financial Holdings, Inc. 2,836 200,959
Consumer Portfolio Services,
Inc.* 595 4,819
Dave, Inc.* 641 123,886
Encore Capital Group, Inc.* 1,392 95,060
Enova International, Inc.* 1,493 207,602
FirstCash Holdings, Inc. 2,453 472,914
Green Dot Corp., Class
a
A* 3,321 38,391
Jefferson Capital, Inc. 488 10,067
LendingClub Corp.* 7,013 104,564
LendingTree, Inc.* 692 25,860
Medallion Financial Corp. 1,007 10,161
Navient Corp. 4,215 37,050
Nelnet, Inc., Class
a
A 693 89,716
NerdWallet, Inc., Class
a
A* 2,652 28,774
Oportun Financial Corp.* 2,509 12,997
OppFi, Inc. 1,653 15,174
PRA Group, Inc.* 2,407 37,910
PROG Holdings, Inc. 2,435 85,736
Regional Management Corp. 560 17,819
Upstart Holdings, Inc.* 5,278 143,720
Vroom, Inc.* 67 1,007
World Acceptance Corp.* 184 24,818
1,806,319
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The) 2,028 132,408
Chefs' Warehouse, Inc. (The)* 2,258 161,199
Grocery Outlet Holding Corp.* 5,868 57,976
HF Foods Group, Inc.* 2,484 5,191
Ingles Markets, Inc., Class
a
A 907 77,186
Natural Grocers by Vitamin
Cottage, Inc. 790 21,354
PriceSmart, Inc. 1,588 245,537
United Natural Foods, Inc.* 3,711 141,797
Village Super Market, Inc.,
Class
a
A 567 22,198
Investments
Shares Value
Common Stocks (a) (continued)
Weis Markets, Inc. 849 $ 57,528
922,374
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 8,638 41,894
Greif, Inc., Class
a
A 1,567 113,874
Greif, Inc., Class
a
B 287 25,078
Myers Industries, Inc. 2,297 51,384
O-I Glass, Inc.* 9,515 127,501
Ranpak Holdings Corp.,
Class
a
A* 2,905 14,874
TriMas Corp. 1,977 77,261
451,866
Distributors — 0.1%
GigaCloud Technology, Inc.,
Class
a
A* 1,517 67,264
Gold. Com, Inc. 1,176 67,584
Weyco Group, Inc. 377 11,789
146,637
Diversified Consumer Services — 0.8%
American Public Education,
Inc.* 1,077 49,348
Carriage Services, Inc., Class
a
A 880 40,542
Coursera, Inc.* 8,839 56,658
Covista, Inc.* 2,223 217,854
Driven Brands Holdings, Inc.* 3,698 40,678
European Wax Center, Inc.,
Class
a
A* 1,809 10,347
Frontdoor, Inc.* 4,535 310,965
Graham Holdings Co., Class
a
B 200 210,642
KinderCare Learning Cos., Inc.* 1,952 6,832
Laureate Education, Inc.* 7,870 254,516
Lincoln Educational Services
Corp.* 1,835 66,500
Matthews International Corp.,
Class
a
A 1,849 48,869
McGraw Hill, Inc.* 1,795 25,130
Mister Car Wash, Inc.* 6,142 43,731
Nerdy, Inc.(b) 3,679 3,549
OneSpaWorld Holdings Ltd. 6,186 133,185
Perdoceo Education Corp. 4,057 135,301
Phoenix Education Partners,
Inc. 307 9,087
Strategic Education, Inc. 1,446 118,977
Stride, Inc.* 2,647 223,354
Udemy, Inc.* 5,919 29,772
Universal Technical Institute,
Inc.* 2,888 104,546
Zspace, Inc.* 348 92
2,140,475
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 4,521 93,992
Alpine Income Property Trust,
Inc., REIT 813 16,032
American Assets Trust, Inc.,
REIT 3,221 62,874

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
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Investments
Shares Value
Common Stocks (a) (continued)
Armada Hoffler Properties, Inc.,
REIT 4,953 $ 30,956
Broadstone Net Lease, Inc.,
REIT 11,750 227,833
CTO Realty Growth, Inc., REIT 1,980 38,570
Essential Properties Realty
Trust, Inc., REIT 12,309 417,767
Gladstone Commercial Corp.,
REIT 2,867 35,809
Global Net Lease, Inc., REIT 12,274 115,621
Modiv Industrial, Inc., Class
a
C,
REIT 580 8,996
NexPoint Diversified Real
Estate Trust, REIT 2,254 10,030
1,058,480
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 698 25,763
ATN International, Inc. 614 17,696
Bandwidth, Inc., Class
a
A* 1,712 25,372
Cogent Communications
Holdings, Inc. 3,021 56,674
Globalstar, Inc.* 3,106 193,411
IDT Corp., Class
a
B 1,011 51,510
Liberty Latin America Ltd.,
Class
a
A* 1,807 14,167
Liberty Latin America Ltd.,
Class
a
C* 7,854 62,361
Lumen Technologies, Inc.* 59,085 420,094
Shenandoah
Telecommunications Co. 3,144 42,853
Uniti Group, Inc. 10,354 75,791
985,692
Electric Utilities — 0.6%
Genie Energy Ltd., Class
a
B 1,299 18,874
Hawaiian Electric Industries,
Inc.* 10,797 167,246
MGE Energy, Inc. 2,287 187,580
Oklo, Inc., Class
a
A(b) 6,734 423,905
Otter Tail Corp. 2,387 203,134
Portland General Electric Co. 7,016 378,583
TXNM Energy, Inc. 6,242 368,403
1,747,725
Electrical Equipment — 2.0%
Allient, Inc. 893 58,795
American Superconductor
Corp.* 2,707 88,194
Amprius Technologies, Inc.* 6,827 73,254
Array Technologies, Inc.* 9,403 71,275
Atkore, Inc. 2,080 134,597
Bloom Energy Corp., Class
a
A* 13,541 2,107,927
EnerSys 2,307 383,308
Enovix Corp.(b) 10,445 55,045
Eos Energy Enterprises, Inc.(b) 19,031 108,382
Fluence Energy, Inc.* 3,951 61,399
Hyliion Holdings Corp.* 7,674 15,732
KULR Technology Group, Inc.* 2,441 6,859
LSI Industries, Inc. 1,683 36,386
NANO Nuclear Energy, Inc.* 2,479 65,917
Investments
Shares Value
Common Stocks (a) (continued)
Net Power, Inc.(b) 1,945 $ 3,754
Nextpower, Inc., Class
a
A* 9,029 948,948
NuScale Power Corp., Class
a
A* 7,849 100,860
Plug Power, Inc.(b) 69,731 124,818
Powell Industries, Inc. 592 309,971
Power Solutions International,
Inc.* 531 44,338
Preformed Line Products Co. 159 40,330
Shoals Technologies Group,
Inc., Class
a
A* 10,411 61,737
SKYX Platforms Corp.* 4,432 8,554
SunPower, Inc.* 3,858 5,015
Sunrun, Inc.* 13,852 183,539
T1 Energy, Inc.* 8,238 50,746
Thermon Group Holdings, Inc.* 2,033 103,236
Vicor Corp.* 1,423 286,592
5,539,508
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.* 1,696 11,702
Advanced Energy Industries,
Inc. 2,335 783,556
Aeva Technologies, Inc.(b) 2,323 30,803
Arlo Technologies, Inc.* 6,157 96,603
Badger Meter, Inc. 1,838 280,166
Bel Fuse, Inc., Class
a
A 98 20,771
Bel Fuse, Inc., Class
a
B 644 147,933
Belden, Inc. 2,424 347,359
Benchmark Electronics, Inc. 2,214 127,991
Climb Global Solutions, Inc. 239 22,629
CTS Corp. 1,784 93,945
Daktronics, Inc.* 2,353 60,660
ePlus, Inc. 1,634 131,798
Evolv Technologies Holdings,
Inc.* 9,466 50,170
Fabrinet* 2,237 1,220,574
Frequency Electronics, Inc.* 407 20,436
Insight Enterprises, Inc.* 1,810 151,244
Itron, Inc.* 2,813 264,281
Kimball Electronics, Inc.* 1,507 37,660
Knowles Corp.* 5,292 143,784
Methode Electronics, Inc. 2,068 17,495
MicroVision, Inc.(b) 18,558 14,496
Mirion Technologies, Inc.,
Class
a
A* 14,849 320,887
M-Tron Industries, Inc.* 152 9,620
Napco Security Technologies,
Inc. 2,139 99,699
Neonode, Inc.* 774 1,409
nLight, Inc.* 2,869 161,209
Novanta, Inc.* 2,235 300,451
OSI Systems, Inc.* 1,003 286,056
Ouster, Inc.* 3,373 63,918
PC Connection, Inc. 686 41,812
Plexus Corp.* 1,663 322,838
Powerfleet, Inc.* 7,696 27,475
Richardson Electronics Ltd. 749 9,198
Rogers Corp.* 1,119 120,662
Sanmina Corp.* 3,236 502,421
ScanSource, Inc.* 1,355 49,837

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
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Investments
Shares Value
Common Stocks (a) (continued)
TTM Technologies, Inc.* 6,341 $ 660,986
Vishay Intertechnology, Inc. 7,495 140,306
Vishay Precision Group, Inc.* 740 34,092
Vuzix Corp.(b) 4,193 12,118
7,241,050
Energy Equipment & Services — 1.6%
Archrock, Inc. 10,691 377,713
Atlas Energy Solutions, Inc.,
Class
a
A(b) 4,806 46,282
Borr Drilling Ltd.(b) 16,479 101,016
Bristow Group, Inc., Class
a
A* 1,761 84,000
Cactus, Inc., Class
a
A 4,247 229,338
Core Laboratories, Inc. 2,909 51,169
DMC Global, Inc.* 1,200 7,068
Energy Services of America
Corp. 731 11,418
Expro Group Holdings NV* 5,519 98,569
Flowco Holdings, Inc., Class
a
A 1,240 27,974
Forum Energy Technologies,
Inc.* 633 36,733
Helix Energy Solutions Group,
Inc.* 8,613 79,153
Helmerich & Payne, Inc. 5,990 210,968
Innovex International, Inc.* 2,401 63,266
Kodiak Gas Services, Inc. 5,228 285,292
Liberty Energy, Inc., Class
a
A 9,783 274,804
Mammoth Energy Services,
Inc.* 1,500 3,465
Nabors Industries Ltd.* 880 68,746
National Energy Services
Reunited Corp.* 3,776 94,589
Natural Gas Services Group,
Inc. 629 24,066
Noble Corp. plc 7,822 355,353
Oceaneering International, Inc.* 6,117 217,154
Oil States International, Inc.* 3,491 45,697
Patterson-UTI Energy, Inc. 21,494 182,914
ProFrac Holding Corp.,
Class
a
A* 1,780 8,811
ProPetro Holding Corp.* 4,959 60,153
Ranger Energy Services, Inc.,
Class
a
A 1,243 21,653
RPC, Inc. 5,535 32,158
SEACOR Marine Holdings, Inc.* 1,351 10,349
Seadrill Ltd.* 3,892 170,781
Select Water Solutions, Inc.,
Class
a
A 5,860 80,106
Solaris Energy Infrastructure,
Inc., Class
a
A 2,620 130,031
TETRA Technologies, Inc.* 7,848 67,964
Tidewater, Inc.* 3,045 241,834
Transocean Ltd.* 57,542 372,872
Valaris Ltd.* 3,860 369,981
4,543,440
Entertainment — 0.4%
AMC Entertainment Holdings,
Inc., Class
a
A(b) 32,000 37,120
Atlanta Braves Holdings, Inc.,
Class
a
A* 419 20,284
Investments
Shares Value
Common Stocks (a) (continued)
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,858 $ 124,923
Cinemark Holdings, Inc. 6,425 181,442
CuriosityStream, Inc. 2,524 8,531
Eventbrite, Inc., Class
a
A* 4,683 20,699
Gaia, Inc., Class
a
A* 1,033 3,502
Golden Matrix Group, Inc.,* 1,339 777
IMAX Corp.* 2,709 116,027
Lionsgate Studios Corp.* 12,687 114,183
Madison Square Garden
Entertainment Corp., Class
a
A* 2,456 155,072
Marcus Corp. (The) 1,412 23,764
Playstudios, Inc.* 5,533 2,825
Playtika Holding Corp. 3,482 10,759
Reservoir Media, Inc.(b) 1,262 11,320
Sphere Entertainment Co.* 1,718 204,459
Starz Entertainment Corp. 712 7,832
Vivid Seats, Inc., Class
a
A(b) 201 1,198
1,044,717
Financial Services — 1.3%
Acacia Research Corp.* 2,119 8,879
Alerus Financial Corp. 1,456 34,711
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 1,744 87,252
Better Home & Finance Holding
Co.* 345 11,351
Burford Capital Ltd. 12,459 105,154
Cannae Holdings, Inc. 2,932 35,771
Cantaloupe, Inc.* 3,446 35,976
Cass Information Systems, Inc. 735 32,619
Compass Diversified Holdings 4,162 31,173
Enact Holdings, Inc. 1,746 73,053
Essent Group Ltd. 5,868 357,009
EVERTEC, Inc. 3,985 112,815
Federal Agricultural Mortgage
Corp., Class
a
C 579 91,285
Finance of America Cos., Inc.,
Class
a
A* 315 6,095
Flywire Corp.* 7,261 89,383
HA Sustainable Infrastructure
Capital, Inc. 7,577 276,712
International Money Express,
Inc.* 1,700 26,826
Jackson Financial, Inc., Class
a
A 4,290 469,669
loanDepot, Inc., Class
a
A* 5,526 11,439
Marqeta, Inc., Class
a
A* 22,528 86,508
Merchants Bancorp 1,605 67,859
NCR Atleos Corp.* 4,537 200,898
NewtekOne, Inc. 1,387 17,032
NMI Holdings, Inc., Class
a
A* 4,835 190,064
Onity Group, Inc.* 410 17,183
Pagseguro Digital Ltd., Class
a
A 11,075 117,506
Payoneer Global, Inc.* 16,949 73,220
Paysafe Ltd.* 2,008 12,570
Paysign, Inc.* 2,152 7,640
PennyMac Financial Services,
Inc. 1,811 166,485
Priority Technology Holdings,
Inc.* 1,700 9,435

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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Investments
Shares Value
Common Stocks (a) (continued)
Radian Group, Inc. 8,389 $ 289,588
Remitly Global, Inc.* 10,459 174,665
Repay Holdings Corp., Class
a
A* 4,174 11,604
Security National Financial
Corp., Class
a
A* 1,005 9,105
Sezzle, Inc.* 1,002 73,096
StoneCo Ltd., Class
a
A* 15,556 261,341
SWK Holdings Corp. 188 3,087
Velocity Financial, Inc.* 709 13,180
Walker & Dunlop, Inc. 2,041 93,907
Waterstone Financial, Inc. 940 16,742
3,809,887
Food Products — 0.4%
Alico, Inc. 347 14,324
B&G Foods, Inc. 4,831 25,653
Beyond Meat, Inc.(b) 23,733 22,442
BRC, Inc., Class
a
A(b) 5,725 3,604
Calavo Growers, Inc. 1,041 27,941
Cal-Maine Foods, Inc. 2,740 238,681
Dole plc 5,115 82,045
Forafric Global plc* 343 3,313
Fresh Del Monte Produce, Inc. 2,057 88,307
Hain Celestial Group, Inc. (The)* 5,603 4,479
J & J Snack Foods Corp. 962 83,752
John B Sanfilippo & Son, Inc. 480 39,653
Lifeway Foods, Inc.* 318 7,047
Limoneira Co. 1,032 14,541
Mama's Creations, Inc.* 2,274 38,976
Marzetti Co. (The) 1,244 204,439
Mission Produce, Inc.* 2,641 37,476
Seneca Foods Corp., Class
a
A* 288 40,026
Simply Good Foods Co. (The)* 5,740 97,924
SunOpta, Inc.* 5,929 38,420
Tootsie Roll Industries, Inc. 1,122 47,382
Utz Brands, Inc. 4,559 42,353
Vital Farms, Inc.* 2,144 45,217
Westrock Coffee Co.(b) 2,232 9,865
1,257,860
Gas Utilities — 0.7%
Brookfield Infrastructure Corp.,
Class
a
A 7,462 372,205
Chesapeake Utilities Corp. 1,449 197,020
New Jersey Resources Corp. 6,259 339,488
Northwest Natural Holding Co. 2,545 134,987
ONE Gas, Inc. 3,711 324,490
RGC Resources, Inc. 514 11,339
Southwest Gas Holdings, Inc. 4,009 353,473
Spire, Inc. 3,614 331,079
2,064,081
Ground Transportation — 0.2%
ArcBest Corp. 1,412 144,956
Covenant Logistics Group, Inc.,
Class
a
A 942 27,732
FTAI Infrastructure, Inc. 6,787 39,399
Heartland Express, Inc. 2,715 29,946
Hertz Global Holdings, Inc.(b) 7,311 33,192
Marten Transport Ltd. 3,610 49,060
Investments
Shares Value
Common Stocks (a) (continued)
PAMT Corp.* 293 $ 2,942
Proficient Auto Logistics, Inc.* 1,500 11,355
RXO, Inc.* 10,069 160,701
Universal Logistics Holdings,
Inc. 419 6,968
Werner Enterprises, Inc. 3,706 130,044
636,295
Health Care Equipment & Supplies — 1.7%
Accuray, Inc.* 6,132 3,541
Acme United Corp. 209 9,407
Alphatec Holdings, Inc.* 7,272 99,045
AngioDynamics, Inc.* 2,431 27,811
Anteris Technologies Global
Corp.(b) 2,107 13,717
Artivion, Inc.* 2,604 100,254
AtriCure, Inc.* 2,983 93,249
Avanos Medical, Inc.* 2,774 39,113
Axogen, Inc.* 2,752 87,321
Beta Bionics, Inc.* 2,411 30,451
Bioventus, Inc., Class
a
A* 2,855 25,067
Butterfly Network, Inc.* 12,129 45,969
CapsoVision, Inc.* 352 1,932
Carlsmed, Inc.(b) 420 6,119
Ceribell, Inc.* 1,650 30,805
Cerus Corp.* 11,379 29,130
ClearPoint Neuro, Inc.* 1,629 20,476
CONMED Corp. 1,930 88,780
CVRx, Inc.* 994 8,111
Delcath Systems, Inc.* 1,844 16,412
Electromed, Inc.* 419 9,930
Embecta Corp. 3,623 37,172
Enovis Corp.* 3,539 90,138
Glaukos Corp.* 3,460 416,584
Haemonetics Corp.* 2,983 188,884
ICU Medical, Inc.* 1,489 224,214
Inogen, Inc.* 1,472 8,979
Integer Holdings Corp.* 2,135 185,062
Integra LifeSciences Holdings
Corp.* 4,138 47,090
iRadimed Corp. 504 52,179
IRhythm Holdings, Inc.* 1,975 264,156
Kestra Medical Technologies
Ltd.(b) 1,217 28,332
KORU Medical Systems, Inc.* 2,670 12,736
Lantheus Holdings, Inc.* 4,150 310,876
LeMaitre Vascular, Inc. 1,291 139,660
LENSAR, Inc.* 590 7,062
LivaNova plc* 3,375 238,275
Lucid Diagnostics, Inc.* 5,579 8,034
Merit Medical Systems, Inc.* 3,620 279,392
Myomo, Inc.(b) 2,191 1,698
Neogen Corp.* 13,539 152,043
Neuronetics, Inc.(b) 2,440 3,270
NeuroPace, Inc.* 1,576 22,978
Novocure Ltd.* 6,280 85,848
Omnicell, Inc.* 2,829 116,272
OraSure Technologies, Inc.* 4,391 13,832
Orthofix Medical, Inc.* 2,397 32,431
OrthoPediatrics Corp.* 1,048 20,090

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (a) (continued)
Outset Medical, Inc.* 1,017 $ 3,549
Picard Medical, Inc.* 306 330
PROCEPT BioRobotics Corp.* 3,292 74,695
Pro-Dex, Inc.* 131 5,805
Pulmonx Corp.* 2,394 3,782
Pulse Biosciences, Inc.* 1,098 20,566
QuidelOrtho Corp.* 4,190 95,281
RxSight, Inc.* 2,158 16,142
Sanara Medtech, Inc.* 188 3,843
SANUWAVE Health, Inc.* 461 11,214
Shoulder Innovations, Inc.* 293 3,973
SI-BONE, Inc.* 2,386 37,031
Sight Sciences, Inc.* 2,591 13,370
STAAR Surgical Co.* 3,088 61,451
Stereotaxis, Inc.* 3,746 8,091
Tactile Systems Technology,
Inc.* 1,364 39,952
Tandem Diabetes Care, Inc.* 4,197 106,184
TransMedics Group, Inc.* 2,080 302,141
Treace Medical Concepts, Inc.* 2,951 5,489
UFP Technologies, Inc.* 467 98,341
Utah Medical Products, Inc. 187 12,456
Varex Imaging Corp.* 2,537 33,412
Vicarious Surgical, Inc.,
Class
a
A* 1 2
4,731,027
Health Care Providers & Services — 2.0%
Accendra Health, Inc.* 4,669 11,299
AdaptHealth Corp., Class
a
A* 6,289 57,544
Addus HomeCare Corp.* 1,122 116,161
agilon health, Inc.* 19,047 11,224
AirSculpt Technologies, Inc.* 1,019 1,610
Alignment Healthcare, Inc.* 10,504 201,887
AMN Healthcare Services, Inc.* 2,368 46,129
Ardent Health, Inc.* 1,436 13,484
Astrana Health, Inc.* 2,527 51,374
Aveanna Healthcare Holdings,
Inc.* 4,307 31,700
BrightSpring Health Services,
Inc.* 6,891 285,494
Brookdale Senior Living, Inc.* 14,403 220,366
Castle Biosciences, Inc.* 1,756 51,925
Clover Health Investments
Corp., Class
a
A(b) 25,302 52,881
Community Health Systems,
Inc.* 7,938 27,465
Concentra Group Holdings
Parent, Inc. 7,236 173,375
CorVel Corp.* 1,803 92,999
Cross Country Healthcare, Inc.* 1,938 16,861
DocGo, Inc.* 5,564 3,995
Enhabit, Inc.* 3,067 41,742
Ensign Group, Inc. (The) 3,479 745,097
Fulgent Genetics, Inc.* 1,279 19,607
GeneDx Holdings Corp.,
Class
a
A* 1,173 93,500
Guardant Health, Inc.* 7,523 706,410
Guardian Pharmacy Services,
Inc., Class
a
A* 1,397 46,813
HealthEquity, Inc.* 5,286 404,326
Investments
Shares Value
Common Stocks (a) (continued)
Hims & Hers Health, Inc.* 12,700 $ 184,404
Innovage Holding Corp.* 1,254 11,236
Joint Corp. (The)* 876 7,709
LifeStance Health Group, Inc.* 10,289 74,492
Nano-X Imaging Ltd.* 3,977 9,425
National HealthCare Corp. 786 128,511
National Research Corp. 735 9,856
NeoGenomics, Inc.* 7,988 78,522
Nutex Health, Inc.(b) 214 23,638
Omada Health, Inc.* 577 7,086
Oncology Institute, Inc. (The)(b) 4,223 12,204
OPKO Health, Inc.* 25,474 30,569
Option Care Health, Inc.* 9,876 320,575
PACS Group, Inc.* 2,729 99,636
Pediatrix Medical Group, Inc.* 5,363 106,456
Pennant Group, Inc. (The)* 2,099 70,757
Privia Health Group, Inc.* 7,186 170,668
Progyny, Inc.* 4,651 82,276
RadNet, Inc.* 4,229 295,226
SBC Medical Group Holdings,
Inc.* 700 2,702
Select Medical Holdings Corp. 6,656 99,640
Sonida Senior Living, Inc.* 340 12,203
Strata Critical Medical, Inc.* 4,226 18,087
Surgery Partners, Inc.* 4,788 74,214
Talkspace, Inc.* 8,928 43,033
US Physical Therapy, Inc. 933 77,402
Viemed Healthcare, Inc.* 2,117 18,418
5,594,213
Health Care REITs — 0.7%
American Healthcare REIT, Inc. 10,475 547,214
CareTrust REIT, Inc. 13,925 565,633
Chiron Real Estate, Inc., REIT 792 27,427
Community Healthcare Trust,
Inc., REIT 1,696 28,985
Diversified Healthcare Trust,
REIT 13,608 91,990
LTC Properties, Inc., REIT 2,819 111,858
National Health Investors, Inc.,
REIT 2,912 244,812
Sabra Health Care REIT, Inc. 14,728 302,660
Sila Realty Trust, Inc., REIT 3,446 88,666
Strawberry Fields REIT, Inc. 473 6,054
Universal Health Realty Income
Trust, REIT 798 34,809
2,050,108
Health Care Technology — 0.2%
Claritev Corp.* 469 6,318
Definitive Healthcare Corp.,
Class
a
A* 1,860 2,381
Evolent Health, Inc., Class
a
A* 7,263 23,605
Health Catalyst, Inc.* 4,186 6,781
HealthStream, Inc. 1,473 31,272
HeartFlow, Inc.* 1,201 27,815
LifeMD, Inc.* 2,423 6,469
OptimizeRx Corp.* 976 7,398
Phreesia, Inc.* 3,542 43,673
Schrodinger, Inc.* 3,485 42,029

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Simulations Plus, Inc.* 1,035 $ 12,658
Teladoc Health, Inc.* 11,020 57,965
TruBridge, Inc.* 618 11,921
Waystar Holding Corp.* 6,821 174,959
455,244
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. 13,872 170,071
Braemar Hotels & Resorts, Inc.,
REIT 3,413 9,932
Chatham Lodging Trust, REIT 2,885 22,243
DiamondRock Hospitality Co.,
REIT 12,757 128,080
Pebblebrook Hotel Trust, REIT 7,282 93,428
RLJ Lodging Trust, REIT 8,506 68,218
Ryman Hospitality Properties,
Inc., REIT 3,835 378,706
Service Properties Trust, REIT 9,570 22,011
Summit Hotel Properties, Inc.,
REIT 6,592 29,730
Sunstone Hotel Investors, Inc.,
REIT 11,257 104,465
Xenia Hotels & Resorts, Inc.,
REIT 5,885 89,923
1,116,807
Hotels, Restaurants & Leisure — 1.1%
Accel Entertainment, Inc.,
Class
a
A* 3,161 35,909
Bally's Corp.* 596 8,475
Biglari Holdings, Inc., Class
a
B* 42 16,287
BJ's Restaurants, Inc.* 1,249 47,450
Black Rock Coffee Bar, Inc.,
Class
a
A* 1,015 13,540
Bloomin' Brands, Inc. 5,182 31,714
Brightstar Lottery plc 6,495 88,072
Brinker International, Inc.* 2,742 406,364
Cheesecake Factory, Inc. (The)
(b) 2,864 185,530
Cracker Barrel Old Country
Store, Inc.(b) 1,376 45,023
Dave & Buster's Entertainment,
Inc.* 1,683 24,774
Dine Brands Global, Inc. 929 28,762
El Pollo Loco Holdings, Inc.* 1,734 19,178
First Watch Restaurant Group,
Inc.* 3,390 42,239
Genius Sports Ltd.* 13,546 84,121
Global Business Travel Group I* 8,086 44,230
Golden Entertainment, Inc. 1,196 34,564
Hilton Grand Vacations, Inc.* 3,766 169,319
Inspired Entertainment, Inc.* 1,547 12,624
Jack in the Box, Inc. 1,089 18,426
Krispy Kreme, Inc.(b) 4,749 17,809
Kura Sushi USA, Inc., Class
a
A* 390 27,468
Life Time Group Holdings, Inc.* 9,358 252,666
Lindblad Expeditions Holdings,
Inc.* 2,330 45,924
Marriott Vacations Worldwide
Corp. 1,727 112,272
Monarch Casino & Resort, Inc. 789 75,823
Investments
Shares Value
Common Stocks (a) (continued)
Nathan's Famous, Inc. 179 $ 18,004
Navan, Inc., Class
a
A* 2,314 22,538
Papa John's International, Inc. 2,026 63,515
Portillo's, Inc., Class
a
A* 4,128 22,044
Pursuit Attractions and
Hospitality, Inc.* 1,314 45,675
RCI Hospitality Holdings, Inc. 504 11,154
Red Rock Resorts, Inc., Class
a
A 3,026 183,224
Rush Street Interactive, Inc.* 5,672 112,022
Sabre Corp.* 22,871 26,988
Serve Robotics, Inc.(b) 3,869 38,651
Shake Shack, Inc., Class
a
A* 2,408 231,192
Six Flags Entertainment Corp.* 5,943 101,209
Super Group SGHC Ltd. 9,860 105,502
Sweetgreen, Inc., Class
a
A(b) 6,411 35,581
Target Hospitality Corp.* 1,990 15,502
United Parks & Resorts, Inc.* 1,681 58,482
Xponential Fitness, Inc.,
Class
a
A* 1,701 7,246
2,987,092
Household Durables — 1.2%
Bassett Furniture Industries,
Inc. 505 7,560
Beazer Homes USA, Inc.* 1,710 43,742
Cavco Industries, Inc.* 482 278,239
Century Communities, Inc. 1,614 108,509
Champion Homes, Inc.* 3,504 327,554
Cricut, Inc., Class
a
A 2,977 12,801
Dream Finders Homes, Inc.,
Class
a
A* 1,824 32,960
Ethan Allen Interiors, Inc. 1,438 32,758
Flexsteel Industries, Inc. 220 11,323
Green Brick Partners, Inc.* 1,934 142,458
Hamilton Beach Brands Holding
Co., Class
a
A 436 8,301
Helen of Troy Ltd.* 1,417 24,996
Hovnanian Enterprises, Inc.,
Class
a
A* 297 37,309
Installed Building Products, Inc. 1,437 470,991
KB Home 3,912 248,725
La-Z-Boy, Inc. 2,569 91,765
Legacy Housing Corp.* 530 11,618
Leggett & Platt, Inc. 8,249 96,348
LGI Homes, Inc.* 1,269 65,861
Lovesac Co. (The)* 824 10,531
M/I Homes, Inc.* 1,614 229,446
Meritage Homes Corp. 4,315 325,437
Sonos, Inc.* 7,394 113,868
Taylor Morrison Home Corp.,
Class
a
A* 5,947 391,848
Traeger, Inc.* 2,037 1,752
Tri Pointe Homes, Inc.* 5,249 243,029
3,369,729
Household Products — 0.2%
Central Garden & Pet Co.* 519 20,340
Central Garden & Pet Co.,
Class
a
A* 3,126 107,972
Energizer Holdings, Inc. 3,879 83,747

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (a) (continued)
Oil-Dri Corp. of America 613 $ 41,586
Spectrum Brands Holdings, Inc. 1,458 114,278
WD-40 Co. 844 201,041
568,964
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 1,922 34,942
Montauk Renewables, Inc.* 4,165 6,414
Ormat Technologies, Inc. 3,778 391,779
433,135
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 1,445 49,780
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 3,310 19,397
Innovative Industrial Properties,
Inc., REIT 1,722 91,197
LXP Industrial Trust, REIT 3,611 178,961
One Liberty Properties, Inc.,
REIT 1,137 26,708
Terreno Realty Corp., REIT 6,335 418,490
734,753
Insurance — 1.2%
Abacus Global Management,
Inc.(b) 2,498 22,807
American Coastal Insurance
Corp. 1,514 17,244
American Integrity Insurance
Group, Inc.* 495 10,078
AMERISAFE, Inc. 1,175 38,223
Ategrity Specialty Holdings
LLC* 397 8,782
Baldwin Insurance Group, Inc.
(The), Class
a
A* 4,420 102,677
Bowhead Specialty Holdings,
Inc.* 1,099 27,838
Citizens, Inc., Class
a
A(b) 2,802 15,187
CNO Financial Group, Inc. 5,960 249,188
Crawford & Co., Class
a
A 1,012 10,889
Donegal Group, Inc., Class
a
A 1,040 18,325
eHealth, Inc.* 1,781 2,315
Employers Holdings, Inc. 1,384 57,228
F&G Annuities & Life, Inc. 2,302 52,140
Fidelis Insurance Holdings Ltd. 3,467 66,081
Genworth Financial, Inc.,
Class
a
A* 25,177 212,494
GoHealth, Inc., Class
a
A(b) 583 799
Goosehead Insurance, Inc.,
Class
a
A* 1,469 79,620
Greenlight Capital Re Ltd.,
Class
a
A* 1,621 23,002
Hamilton Insurance Group Ltd.,
Class
a
B* 2,782 87,883
HCI Group, Inc. 667 117,672
Heritage Insurance Holdings,
Inc.* 1,522 42,418
Hippo Holdings, Inc.* 1,104 31,751
Investments
Shares Value
Common Stocks (a) (continued)
Horace Mann Educators Corp. 2,526 $ 109,906
Investors Title Co. 90 20,781
James River Group Holdings,
Inc. 2,284 15,988
Kestrel Group Ltd. 166 2,555
Kingstone Cos., Inc. 700 11,536
Kingsway Financial Services,
Inc.* 1,306 15,985
Lemonade, Inc.* 3,750 194,025
MBIA, Inc.* 2,823 18,491
Mercury General Corp. 1,665 150,816
NI Holdings, Inc.* 423 5,617
Octave Specialty Group, Inc.* 2,546 13,621
Oscar Health, Inc., Class
a
A* 12,226 166,763
Palomar Holdings, Inc.* 1,633 202,018
ProAssurance Corp.* 3,163 77,652
Root, Inc., Class
a
A* 760 39,429
Safety Insurance Group, Inc. 914 70,954
Selective Insurance Group, Inc. 3,763 316,242
Selectquote, Inc.* 8,660 7,448
SiriusPoint Ltd.* 6,349 134,218
Skyward Specialty Insurance
Group, Inc.* 2,214 102,884
Slide Insurance Holdings, Inc.* 1,651 31,369
Stewart Information Services
Corp. 1,721 122,174
Tiptree, Inc., Class
a
A 1,458 24,830
Trupanion, Inc.* 2,293 60,856
United Fire Group, Inc. 1,303 50,635
Universal Insurance Holdings,
Inc. 1,575 55,393
3,316,827
Interactive Media & Services — 0.2%
Angi, Inc., Class
a
A* 2,234 17,381
Arena Group Holdings, Inc.
(The)(b) 800 2,312
Bumble, Inc., Class
a
A* 4,505 13,695
Cargurus, Inc., Class
a
A* 5,097 156,478
Cars.com, Inc.* 3,333 28,464
EverQuote, Inc., Class
a
A* 1,806 28,535
fuboTV, Inc.* 20,661 24,173
Getty Images Holdings, Inc.(b) 6,815 5,302
Grindr, Inc.* 2,026 23,056
MediaAlpha, Inc., Class
a
A* 2,099 20,864
Nextdoor Holdings, Inc.* 13,485 23,599
QuinStreet, Inc.* 3,414 40,012
Rumble, Inc.(b) 6,577 35,582
Shutterstock, Inc. 1,508 25,334
Teads Holding Co.(b) 2,258 1,932
Travelzoo* 385 2,483
TripAdvisor, Inc.* 7,077 71,549
Webtoon Entertainment, Inc.(b) 1,110 12,488
Yelp, Inc., Class
a
A* 3,749 83,565
Ziff Davis, Inc.* 2,518 68,187
ZipRecruiter, Inc., Class
a
A* 3,873 7,010
692,001
IT Services — 0.4%
Applied Digital Corp.* 14,718 401,360

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
ASGN, Inc.* 2,581 $ 110,725
Backblaze, Inc., Class
a
A* 3,414 12,837
BigBear.ai Holdings, Inc.(b) 26,814 106,183
Commerce.com, Inc., Series 1* 4,134 11,492
Crexendo, Inc.* 1,068 6,237
CSP, Inc. 429 3,865
DigitalOcean Holdings, Inc.* 4,236 237,470
Fastly, Inc., Class
a
A* 8,638 165,159
Grid Dynamics Holdings, Inc.* 4,131 27,884
Hackett Group, Inc. (The) 1,554 21,228
Information Services Group,
Inc. 2,181 10,491
Rackspace Technology, Inc.(b) 5,175 10,091
TSS, Inc.* 1,300 13,429
Tucows, Inc., Class
a
A* 417 7,573
Unisys Corp.* 4,128 10,031
VTEX, Class
a
A* 3,485 11,953
Whitefiber, Inc.* 676 11,391
1,179,399
Leisure Products — 0.3%
Acushnet Holdings Corp. 1,710 174,984
American Outdoor Brands, Inc.* 760 6,916
Callaway Golf Co.* 8,175 114,940
Clarus Corp. 1,828 5,776
Escalade, Inc. 632 9,101
Funko, Inc., Class
a
A* 2,523 12,615
JAKKS Pacific, Inc. 558 12,198
Johnson Outdoors, Inc.,
Class
a
A 361 17,505
Latham Group, Inc.* 2,785 18,687
Malibu Boats, Inc., Class
a
A* 1,145 33,274
Marine Products Corp. 544 4,129
MasterCraft Boat Holdings,
Inc.* 981 21,293
Peloton Interactive, Inc.,
Class
a
A* 24,533 98,623
Polaris, Inc. 3,302 200,563
Smith & Wesson Brands, Inc. 2,721 32,380
Sturm Ruger & Co., Inc. 877 32,835
795,819
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class
a
A* 6,833 157,501
Adaptive Biotechnologies
Corp.* 9,252 148,217
Alpha Teknova, Inc.* 670 1,729
Atlantic International Corp.(b) 342 1,077
Azenta, Inc.* 2,528 68,205
BioLife Solutions, Inc.* 2,544 61,565
Codexis, Inc.* 5,490 5,545
CryoPort, Inc.* 3,026 25,479
Cytek Biosciences, Inc.* 7,262 32,534
Fortrea Holdings, Inc.* 5,655 60,622
Ginkgo Bioworks Holdings,
Inc.* 2,558 17,266
Lifecore Biomedical, Inc.* 1,728 12,442
Maravai LifeSciences Holdings,
Inc., Class
a
A* 6,765 24,083
MaxCyte, Inc.* 6,280 5,095
Investments
Shares Value
Common Stocks (a) (continued)
Mesa Laboratories, Inc. 326 $ 31,482
OmniAb, Inc.* 6,509 11,195
Pacific Biosciences of
California, Inc.* 17,094 28,718
Personalis, Inc.* 3,104 28,122
Quanterix Corp.* 2,733 17,901
Quantum-Si, Inc.(b) 9,724 9,300
Standard BioTools, Inc.* 18,530 20,939
769,017
Machinery — 2.7%
3D Systems Corp.* 7,719 14,898
Aebi Schmidt Holding AG 2,310 33,310
AirJoule Technologies Corp.* 1,479 4,777
Alamo Group, Inc. 641 136,873
Albany International Corp.,
Class
a
A 1,829 105,442
Alliance Laundry Holdings, Inc.* 2,709 60,763
Astec Industries, Inc. 1,416 87,919
Atmus Filtration Technologies,
Inc. 5,173 333,814
Blue Bird Corp.* 1,962 114,326
CECO Environmental Corp.* 1,827 110,442
Chart Industries, Inc.* 2,801 580,647
Columbus McKinnon Corp. 1,753 33,272
Douglas Dynamics, Inc. 1,404 64,472
Eastern Co. (The) 355 6,592
Energy Recovery, Inc.* 3,206 33,439
Enerpac Tool Group Corp.,
Class
a
A 3,291 134,273
Enpro, Inc. 1,309 338,573
ESCO Technologies, Inc. 1,610 446,437
Federal Signal Corp. 3,722 433,352
Franklin Electric Co., Inc. 2,404 239,486
Gencor Industries, Inc.* 641 10,012
Gorman-Rupp Co. (The) 1,298 83,371
Graham Corp.* 644 52,306
Greenbrier Cos., Inc. (The) 1,872 105,618
Helios Technologies, Inc. 2,053 146,420
Hillman Solutions Corp.* 12,267 100,589
Hyster-Yale, Inc. 726 26,739
JBT Marel Corp. 3,235 498,190
Kadant, Inc. 730 247,594
Kennametal, Inc. 4,712 189,799
L B Foster Co., Class
a
A* 625 19,206
Lindsay Corp. 675 90,923
Luxfer Holdings plc 1,656 21,313
Manitowoc Co., Inc. (The)* 2,138 31,536
Mayville Engineering Co., Inc.* 806 16,926
Microvast Holdings, Inc.* 12,318 27,592
Miller Industries, Inc. 684 28,749
Mueller Water Products, Inc.,
Class
a
A 9,661 289,154
Omega Flex, Inc. 220 7,905
Palladyne AI Corp.(b) 1,871 13,153
Park-Ohio Holdings Corp. 602 15,495
Proto Labs, Inc.* 1,474 91,506
Richtech Robotics, Inc.,
Class
a
B(b) 9,486 23,620
SPX Technologies, Inc.* 2,983 676,962

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Standex International Corp. 745 $ 195,190
Tennant Co. 1,144 69,818
Terex Corp. 6,935 477,059
Titan International, Inc.* 3,011 29,297
Trinity Industries, Inc. 4,979 170,182
Wabash National Corp. 2,441 24,776
Watts Water Technologies, Inc.,
Class
a
A 1,701 559,187
Worthington Enterprises, Inc. 1,947 109,051
7,762,345
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 544 10,380
Costamare, Inc. 2,740 48,142
Genco Shipping & Trading Ltd. 1,961 47,162
Himalaya Shipping Ltd. 1,730 25,448
Matson, Inc. 1,947 323,455
Pangaea Logistics Solutions
Ltd. 1,847 17,270
Safe Bulkers, Inc. 3,181 20,867
492,724
Media — 0.6%
Advantage Solutions, Inc.* 5,836 3,048
AMC Networks, Inc., Class
a
A* 1,907 15,580
Boston Omaha Corp., Class
a
A* 1,349 16,660
Cable One, Inc.* 318 30,512
EchoStar Corp., Class
a
A* 8,398 970,221
Emerald Holding, Inc. 861 3,590
Entravision Communications
Corp., Class
a
A 3,851 11,938
EW Scripps Co. (The), Class
a
A* 3,932 16,318
Gambling.com Group Ltd.* 1,156 5,040
Gray Media, Inc. 5,445 28,260
Ibotta, Inc., Class
a
A(b) 864 21,574
iHeartMedia, Inc., Class
a
A* 7,532 24,630
John Wiley & Sons, Inc.,
Class
a
A 2,523 78,264
Magnite, Inc.* 8,664 118,004
National CineMedia, Inc. 4,104 14,610
Newsmax, Inc., Class
a
B(b) 2,937 17,475
Nexxen International Ltd.* 2,128 13,704
Optimum Communications,
Inc., Class
a
A* 16,184 23,305
PubMatic, Inc., Class
a
A* 2,331 18,881
Scholastic Corp. 1,258 43,741
Sinclair, Inc. 2,386 38,987
Stagwell, Inc., Class
a
A* 6,922 33,364
TechTarget, Inc.* 1,785 6,265
TEGNA, Inc. 9,961 208,683
Thryv Holdings, Inc.* 2,308 5,355
USA Today Co., Inc.* 8,725 51,914
1,819,923
Metals & Mining — 1.9%
Alpha Metallurgical Resources,
Inc.* 724 117,759
American Battery Technology
Co.* 7,003 25,841
Investments
Shares Value
Common Stocks (a) (continued)
Caledonia Mining Corp. plc 1,022 $ 32,438
Century Aluminum Co.* 3,268 168,498
Coeur Mining, Inc.* 39,621 1,075,710
Commercial Metals Co. 6,893 505,257
Compass Minerals
International, Inc.* 2,142 53,979
Constellium SE, Class
a
A* 8,499 211,540
Contango ORE, Inc.* 687 20,658
Critical Metals Corp.(b) 2,802 28,440
Dakota Gold Corp.* 5,530 38,489
Ferroglobe plc 7,402 37,824
Friedman Industries, Inc. 417 7,760
Hecla Mining Co. 39,318 979,411
Idaho Strategic Resources, Inc.* 887 38,203
Ivanhoe Electric, Inc.* 6,599 113,437
Kaiser Aluminum Corp. 995 129,489
Lifezone Metals Ltd.* 1,716 7,979
Materion Corp. 1,282 209,043
Metallus, Inc.* 2,273 38,641
NioCorp Developments Ltd.* 6,624 35,107
Novagold Resources, Inc.* 18,765 249,950
Perpetua Resources Corp.* 5,262 193,957
Ramaco Resources, Inc.,
Class
a
A* 2,566 38,849
Ryerson Holding Corp. 2,755 72,071
SSR Mining, Inc.* 12,612 405,980
SunCoke Energy, Inc. 5,260 29,982
Tredegar Corp.* 1,654 15,184
United States Antimony Corp.* 7,368 65,870
US Gold Corp.* 735 15,950
US Goldmining, Inc.* 143 1,723
USA Rare Earth, Inc.(b) 5,451 103,024
Vox Royalty Corp. 3,686 23,701
Warrior Met Coal, Inc. 3,229 268,782
Worthington Steel, Inc. 2,034 84,533
5,445,059
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
ACRES Commercial Realty
Corp.* 385 7,126
Adamas Trust, Inc. 5,267 43,400
Angel Oak Mortgage REIT, Inc. 843 7,233
Apollo Commercial Real Estate
Finance, Inc. 8,649 91,679
Arbor Realty Trust, Inc.(b) 12,036 95,446
Ares Commercial Real Estate
Corp. 3,275 16,441
ARMOUR Residential REIT,
Inc.(b) 6,993 125,524
Blackstone Mortgage Trust,
Inc., Class
a
A 9,847 189,161
BrightSpire Capital, Inc.,
Class
a
A 7,990 46,422
Chicago Atlantic Real Estate
Finance, Inc. 1,124 13,657
Chimera Investment Corp. 5,064 68,921
Claros Mortgage Trust, Inc.* 5,712 13,652
Dynex Capital, Inc. 9,100 127,673
Ellington Financial, Inc. 6,050 75,141
Franklin BSP Realty Trust, Inc. 5,070 46,289
Invesco Mortgage Capital, Inc. 4,437 37,404

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
KKR Real Estate Finance Trust,
Inc. 3,415 $ 23,734
Ladder Capital Corp., Class
a
A 7,074 73,357
Lument Finance Trust, Inc. 2,824 3,897
MFA Financial, Inc. 6,378 64,482
Nexpoint Real Estate Finance,
Inc. 473 6,863
Orchid Island Capital, Inc. 9,496 70,650
PennyMac Mortgage
Investment Trust 5,405 66,265
Ready Capital Corp.(b) 9,188 16,998
Redwood Trust, Inc. 7,845 47,462
Rithm Property Trust, Inc. 434 6,319
Seven Hills Realty Trust 1,366 11,693
Sunrise Realty Trust, Inc. 627 5,875
TPG Mortgage Investment
Trust, Inc. 1,771 14,327
TPG RE Finance Trust, Inc. 4,175 35,321
Two Harbors Investment Corp. 6,465 66,784
1,519,196
Multi-Utilities — 0.3%
Avista Corp. 5,039 204,684
Black Hills Corp. 4,551 335,227
Northwestern Energy Group,
Inc. 3,821 267,317
Unitil Corp. 1,098 57,436
864,664
Office REITs — 0.3%
Brandywine Realty Trust, REIT 10,663 34,015
COPT Defense Properties, REIT 7,059 224,335
Douglas Emmett, Inc., REIT 10,033 99,226
Easterly Government
Properties, Inc., Class
a
A, REIT 2,628 61,180
Empire State Realty Trust, Inc.,
Class
a
A, REIT 8,675 51,009
Franklin Street Properties
Corp., REIT 4,899 4,031
Hudson Pacific Properties, Inc.,
REIT* 3,291 23,827
JBG SMITH Properties, REIT 3,706 56,368
NET Lease Office Properties,
REIT 922 12,576
Peakstone Realty Trust, REIT 2,279 47,540
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 7,697 58,420
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,449 30,038
SL Green Realty Corp., REIT 4,451 164,019
866,584
Oil, Gas & Consumable Fuels — 2.4%
Ardmore Shipping Corp. 2,136 34,988
BKV Corp.* 1,380 43,235
California Resources Corp. 4,528 266,428
Calumet, Inc.* 4,272 115,173
Centrus Energy Corp., Class
a
A* 1,044 211,504
Clean Energy Fuels Corp.* 10,764 24,327
CNX Resources Corp.* 8,075 337,374
Comstock Resources, Inc.* 4,588 89,971
Investments
Shares Value
Common Stocks (a) (continued)
Core Natural Resources, Inc. 3,148 $ 258,388
Crescent Energy Co., Class
a
A 14,596 170,189
CVR Energy, Inc.* 1,915 46,266
Delek US Holdings, Inc. 3,697 140,893
DHT Holdings, Inc. 8,371 163,151
Diversified Energy Co. 3,847 52,935
Dorian LPG Ltd. 2,302 85,151
Empire Petroleum Corp.* 909 3,000
Encore Energy Corp.* 11,380 30,726
Energy Fuels, Inc.* 14,148 301,635
Epsilon Energy Ltd. 1,194 6,113
Evolution Petroleum Corp. 1,957 8,748
Excelerate Energy, Inc., Class
a
A 1,472 59,248
FLEX LNG Ltd.(b) 1,935 52,864
FutureFuel Corp. 1,559 6,735
Gevo, Inc.* 14,326 26,073
Golar LNG Ltd. 6,052 269,072
Granite Ridge Resources, Inc. 3,347 16,936
Green Plains, Inc.* 4,159 57,103
Gulfport Energy Corp.* 985 205,530
HighPeak Energy, Inc. 1,376 7,169
Infinity Natural Resources, Inc.,
Class
a
A* 952 15,803
International Seaways, Inc. 2,490 188,070
Kinetik Holdings, Inc.,
Class
a
A(b) 2,744 124,825
Kolibri Global Energy, Inc.* 1,847 7,056
Kosmos Energy Ltd.* 29,373 68,439
Lightbridge Corp.(b) 1,659 21,451
Magnolia Oil & Gas Corp.,
Class
a
A 11,210 311,862
Murphy Oil Corp. 8,367 277,366
NACCO Industries, Inc.,
Class
a
A 246 14,115
Navigator Holdings Ltd. 1,954 41,073
New Fortress Energy, Inc.(b) 10,869 11,847
NextDecade Corp.(b) 8,416 45,362
NextNRG, Inc.(b) 2,211 1,457
Nordic American Tankers Ltd. 12,699 72,765
Northern Oil & Gas, Inc. 5,936 163,774
OPAL Fuels, Inc., Class
a
A* 1,310 2,738
Par Pacific Holdings, Inc.* 3,084 131,594
PBF Energy, Inc., Class
a
A 5,183 184,515
Peabody Energy Corp. 7,576 238,947
Prairie Operating Co.(b) 1,781 3,152
PrimeEnergy Resources Corp.* 26 5,171
REX American Resources
Corp.* 1,787 63,546
Riley Exploration Permian, Inc. 917 26,446
Sable Offshore Corp.(b) 4,708 38,841
SandRidge Energy, Inc. 2,251 39,460
Scorpio Tankers, Inc. 2,795 221,029
SFL Corp. Ltd. 7,510 82,685
SM Energy Co. 15,384 355,832
Summit Midstream Corp.* 584 17,234
Talos Energy, Inc.* 8,085 99,041
Teekay Corp. Ltd. 3,296 42,683
Teekay Tankers Ltd., Class
a
A 1,487 116,388
Uranium Energy Corp.* 29,538 452,818
VAALCO Energy, Inc. 6,413 33,027

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Verde Clean Fuels, Inc.* 257 $ 388
Vitesse Energy, Inc.(b) 1,827 35,279
W&T Offshore, Inc. 6,144 16,282
World Kinect Corp. 3,353 83,657
XCF Global, Inc., Class
a
A(b) 2,333 484
6,747,427
Paper & Forest Products — 0.0%(d)
Clearwater Paper Corp.* 966 14,480
Magnera Corp.* 1,975 25,576
Sylvamo Corp. 2,129 98,573
138,629
Passenger Airlines — 0.3%
Allegiant Travel Co.* 895 91,424
flyExclusive, Inc.* 321 652
Frontier Group Holdings, Inc.* 5,241 23,270
JetBlue Airways Corp.* 18,393 101,897
Joby Aviation, Inc.* 31,928 321,196
SkyWest, Inc.* 2,506 260,824
Sun Country Airlines Holdings,
Inc.* 3,148 61,953
861,216
Personal Care Products — 0.2%
Beauty Health Co. (The)* 7,076 7,359
Edgewell Personal Care Co. 2,788 63,399
FitLife Brands, Inc.* 241 3,646
Herbalife Ltd.* 6,337 123,698
Honest Co., Inc. (The)* 5,780 16,184
Interparfums, Inc. 1,135 114,385
Lifevantage Corp.(b) 664 3,088
Medifast, Inc.* 666 7,013
Nature's Sunshine Products,
Inc.* 1,029 28,483
Niagen Bioscience, Inc.* 3,274 16,534
Nu Skin Enterprises, Inc.,
Class
a
A 3,028 25,677
Olaplex Holdings, Inc.* 8,731 14,057
USANA Health Sciences, Inc.* 666 14,332
Waldencast plc, Class
a
A* 2,620 4,428
442,283
Pharmaceuticals — 1.6%
Aardvark Therapeutics, Inc.(b) 787 9,830
Aclaris Therapeutics, Inc.* 5,680 16,302
Alumis, Inc.* 3,500 103,915
Amneal Pharmaceuticals, Inc.* 9,316 128,654
Amphastar Pharmaceuticals,
Inc.* 2,249 45,497
Amylyx Pharmaceuticals, Inc.* 5,492 83,314
ANI Pharmaceuticals, Inc.* 1,124 83,064
Aquestive Therapeutics, Inc.(b) 6,468 25,872
Arvinas, Inc.* 4,062 53,903
Atea Pharmaceuticals, Inc.* 4,400 20,592
Atrium Therapeutics, Inc.* 717 10,571
Axsome Therapeutics, Inc.* 2,542 416,608
BioAge Labs, Inc.* 1,469 32,715
Biote Corp., Class
a
A* 1,803 3,822
Collegium Pharmaceutical, Inc.* 1,944 81,006
Investments
Shares Value
Common Stocks (a) (continued)
CorMedix, Inc.(b) 4,603 $ 32,819
Crinetics Pharmaceuticals, Inc.* 6,097 250,587
Definium Therapeutics, Inc.* 5,820 101,559
Edgewise Therapeutics, Inc.* 4,166 126,813
Enliven Therapeutics, Inc.* 2,424 71,969
Esperion Therapeutics, Inc.* 14,483 48,518
Eton Pharmaceuticals, Inc.* 1,587 26,963
Evolus, Inc.* 3,205 13,781
EyePoint, Inc.* 4,667 81,953
Fulcrum Therapeutics, Inc.* 2,667 22,349
Harmony Biosciences Holdings,
Inc.* 2,704 77,172
Harrow, Inc.* 1,954 105,868
Indivior Pharmaceuticals, Inc.* 7,509 245,694
Innoviva, Inc.* 3,898 89,498
Journey Medical Corp.* 893 7,296
LB Pharmaceuticals, Inc.* 1,191 28,596
LENZ Therapeutics, Inc.(b) 1,002 13,517
Ligand Pharmaceuticals, Inc.* 1,200 237,972
Liquidia Corp.* 3,985 123,615
Maze Therapeutics, Inc.* 1,328 60,544
MBX Biosciences, Inc.* 1,762 57,353
MediWound Ltd.(b) 604 10,449
Nuvation Bio, Inc.* 14,932 88,248
Ocular Therapeutix, Inc.* 11,481 102,640
Omeros Corp.(b) 4,078 49,140
Pacira BioSciences, Inc.* 2,766 60,603
Phathom Pharmaceuticals, Inc.* 2,449 30,759
Phibro Animal Health Corp.,
Class
a
A 1,264 69,002
Prestige Consumer Healthcare,
Inc.* 3,061 212,127
Rapport Therapeutics, Inc.* 1,761 51,122
Scilex Holding Co.* 91 746
Septerna, Inc.* 1,323 38,393
SIGA Technologies, Inc. 2,538 16,421
Supernus Pharmaceuticals,
Inc.* 3,341 182,853
Tarsus Pharmaceuticals, Inc.* 2,423 182,985
Terns Pharmaceuticals, Inc.* 5,309 223,615
Theravance Biopharma, Inc.* 2,345 42,796
Third Harmonic Bio, Inc.*‡ 2,542 —
Trevi Therapeutics, Inc.* 5,625 67,050
Tvardi Therapeutics, Inc.* 332 1,325
WaVe Life Sciences Ltd.* 7,164 99,795
Xeris Biopharma Holdings, Inc.* 9,506 58,177
Zevra Therapeutics, Inc.* 3,450 30,808
4,559,155
Professional Services — 1.0%
Alight, Inc., Class
a
A 26,704 23,491
Asure Software, Inc.* 1,562 14,277
Barrett Business Services, Inc. 1,542 42,821
BlackSky Technology, Inc.* 1,924 36,267
CBIZ, Inc.* 3,059 87,610
Conduent, Inc.* 8,990 13,125
CRA International, Inc. 396 68,373
CSG Systems International, Inc. 1,722 137,588
Exponent, Inc. 3,150 229,257

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Falcon's Beyond Global, Inc.,
Class
a
A* 900 $ 5,832
First Advantage Corp.* 4,901 56,411
Forrester Research, Inc.* 709 4,240
Franklin Covey Co.* 666 8,671
HireQuest, Inc. 344 4,011
Huron Consulting Group, Inc.* 1,055 149,177
IBEX Holdings Ltd.* 620 17,918
ICF International, Inc. 1,138 94,602
Innodata, Inc.(b) 1,904 84,100
Insperity, Inc. 2,228 49,484
Kelly Services, Inc., Class
a
A 1,900 18,449
Kforce, Inc. 1,110 29,992
Korn Ferry 3,247 203,489
Legalzoom.com, Inc.* 7,892 55,481
Maximus, Inc. 3,508 265,240
Mistras Group, Inc.* 772 11,796
Planet Labs PBC* 14,790 357,031
RCM Technologies, Inc.* 303 5,730
Resolute Holdings
Management, Inc.* 263 44,329
Resources Connection, Inc. 1,935 7,276
Skillsoft Corp.(b) 314 1,316
Spire Global, Inc.* 1,700 15,045
TIC Solutions, Inc.* 12,361 117,059
TriNet Group, Inc. 1,851 70,486
TrueBlue, Inc.* 1,771 7,491
TTEC Holdings, Inc.(b) 1,243 3,107
Upwork, Inc.* 7,619 102,247
Verra Mobility Corp., Class
a
A* 9,892 165,295
Willdan Group, Inc.* 871 77,641
2,685,755
Real Estate Management & Development — 0.4%
American Realty Investors, Inc.* 81 1,385
Compass, Inc., Class
a
A* 39,769 387,748
Cushman & Wakefield Ltd.* 14,331 192,179
Douglas Elliman, Inc.* 4,531 10,330
eXp World Holdings, Inc. 5,443 37,938
Forestar Group, Inc.* 1,197 34,378
FRP Holdings, Inc.* 722 17,284
Kennedy-Wilson Holdings, Inc. 7,492 81,513
Logistic Properties of The
Americas, Class
a
A* 194 489
Marcus & Millichap, Inc. 1,483 39,166
Maui Land & Pineapple Co.,
Inc.* 422 6,942
Newmark Group, Inc., Class
a
A 9,169 133,134
RE/MAX Holdings, Inc.,
Class
a
A* 1,135 7,139
Real Brokerage, Inc. (The)* 8,198 21,725
RMR Group, Inc. (The), Class
a
A 961 15,741
Seaport Entertainment Group,
Inc.* 463 10,816
St Joe Co. (The) 2,358 170,177
Stratus Properties, Inc.* 413 12,605
Tejon Ranch Co.* 1,302 22,928
Transcontinental Realty
Investors, Inc.* 117 4,290
1,207,907
Investments
Shares Value
Common Stocks (a) (continued)
Residential REITs — 0.2%
BRT Apartments Corp., REIT 671 $ 9,844
Centerspace, REIT 1,047 65,856
Clipper Realty, Inc., REIT 856 2,636
Independence Realty Trust,
Inc., REIT 14,904 246,959
NexPoint Residential Trust, Inc.,
REIT 1,415 39,889
UMH Properties, Inc., REIT 4,970 74,948
Veris Residential, Inc., REIT 4,675 88,124
528,256
Retail REITs — 0.8%
Acadia Realty Trust, REIT 8,175 171,021
Alexander's, Inc., REIT 133 31,204
CBL & Associates Properties,
Inc., REIT 1,130 42,691
Curbline Properties Corp., REIT 6,030 167,694
FrontView REIT, Inc. 1,276 21,143
Getty Realty Corp., REIT 3,347 109,849
InvenTrust Properties Corp.,
REIT 4,833 150,790
Kite Realty Group Trust, REIT 13,475 351,024
Macerich Co. (The), REIT 15,731 322,014
NETSTREIT Corp., REIT 5,209 108,191
Phillips Edison & Co., Inc., REIT 7,808 306,698
Saul Centers, Inc., REIT 762 25,969
SITE Centers Corp., REIT 3,108 19,145
Tanger, Inc., REIT 6,924 256,603
Urban Edge Properties, REIT 7,878 167,408
Whitestone REIT 2,793 42,426
2,293,870
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class
a
A* 3,128 174,167
Aehr Test Systems* 1,764 66,027
Aeluma, Inc.(b) 800 12,376
Alpha & Omega Semiconductor
Ltd.* 1,547 32,502
Ambarella, Inc.* 2,522 152,177
Ambiq Micro, Inc.* 288 8,842
Atomera, Inc.(b) 1,861 9,379
Axcelis Technologies, Inc.* 1,918 158,446
Blaize Holdings, Inc.(b) 4,798 5,662
CEVA, Inc.* 1,453 30,310
Cohu, Inc.* 2,832 85,526
Credo Technology Group
Holding Ltd.* 9,503 1,066,902
Diodes, Inc.* 2,843 193,978
FormFactor, Inc.* 4,825 477,096
Ichor Holdings Ltd.* 2,103 99,998
Impinj, Inc.* 1,664 204,106
indie Semiconductor, Inc.,
Class
a
A(b) 12,137 44,421
Kopin Corp.* 11,017 24,348
Kulicke & Soffa Industries, Inc. 3,156 220,036
MaxLinear, Inc., Class
a
A* 5,114 89,137
Navitas Semiconductor Corp.,
Class
a
A* 9,897 89,073

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
NVE Corp. 298 $ 20,514
PDF Solutions, Inc.* 1,977 66,783
Penguin Solutions, Inc.* 3,222 66,953
Photronics, Inc.* 3,533 132,240
Power Integrations, Inc. 3,469 166,235
Rambus, Inc.* 6,684 666,127
Rigetti Computing, Inc.* 19,788 344,707
Semtech Corp.* 5,381 485,474
Silicon Laboratories, Inc.* 2,020 413,151
SiTime Corp.* 1,334 530,772
SkyWater Technology, Inc.* 1,880 55,385
Synaptics, Inc.* 2,408 196,156
Ultra Clean Holdings, Inc.* 2,765 167,780
Veeco Instruments, Inc.* 3,677 112,369
6,669,155
Software — 3.1%
8x8, Inc.* 8,281 17,721
A10 Networks, Inc. 4,453 85,765
ACI Worldwide, Inc.* 6,404 254,111
Adeia, Inc. 6,734 139,326
Agilysys, Inc.* 1,601 115,544
Airship AI Holdings, Inc.(b) 1,415 3,863
Alarm.com Holdings, Inc.* 2,948 141,062
Alkami Technology, Inc.* 4,269 70,631
Amplitude, Inc., Class
a
A* 5,719 41,749
Appian Corp., Class
a
A* 2,434 64,915
Arteris, Inc.* 1,879 31,924
Asana, Inc., Class
a
A* 5,363 38,077
AudioEye, Inc.* 494 3,369
AvePoint, Inc.* 9,092 98,012
Bit Digital, Inc.* 19,698 32,896
Bitdeer Technologies Group,
Class
a
A(b) 6,105 47,008
Blackbaud, Inc.* 2,364 114,749
BlackLine, Inc.* 3,226 113,716
Blend Labs, Inc., Class
a
A* 12,214 20,520
Box, Inc., Class
a
A* 8,702 204,932
Braze, Inc., Class
a
A* 5,285 100,362
C3.ai, Inc., Class
a
A* 7,782 61,867
Cerence, Inc.* 2,509 19,846
Chaince Digital Holdings, Inc.* 2,518 14,781
Cipher Digital, Inc.* 20,097 313,513
Cleanspark, Inc.* 17,188 171,021
Clear Secure, Inc., Class
a
A 5,350 260,224
Clearwater Analytics Holdings,
Inc., Class
a
A* 17,284 404,273
Commvault Systems, Inc.* 2,771 235,757
Consensus Cloud Solutions,
Inc.* 1,167 35,103
Core Scientific, Inc.* 17,978 305,087
CS Disco, Inc.* 1,497 4,865
Daily Journal Corp.* 78 39,742
Digimarc Corp.(b) 965 4,251
Digital Turbine, Inc.* 6,711 27,247
Domo, Inc., Class
a
B* 2,078 7,460
D-Wave Quantum, Inc.(b) 20,736 389,422
eGain Corp.* 997 9,312
EverCommerce, Inc.* 909 10,435
Expensify, Inc., Class
a
A* 3,702 3,517
Investments
Shares Value
Common Stocks (a) (continued)
Five9, Inc.* 4,797 $ 83,660
Freshworks, Inc., Class
a
A* 12,443 97,304
Hut 8 Corp.* 5,931 315,707
I3 Verticals, Inc., Class
a
A(b) 1,457 32,608
Intapp, Inc.* 3,537 79,335
InterDigital, Inc. 1,604 587,914
Kaltura, Inc.* 5,588 7,767
Life360, Inc.* 1,267 66,708
LiveRamp Holdings, Inc.* 4,003 108,761
MARA Holdings, Inc.(b) 23,022 205,817
Mitek Systems, Inc.* 2,754 40,153
N-able, Inc.* 4,459 19,620
NCR Voyix Corp.* 8,616 65,826
NextNav, Inc.(b) 5,861 94,303
ON24, Inc.* 2,318 18,567
OneSpan, Inc. 2,234 24,663
Ooma, Inc.* 1,574 19,455
Pagaya Technologies Ltd.,
Class
a
A* 3,160 35,360
PagerDuty, Inc.* 5,529 39,035
PAR Technology Corp.* 2,482 40,680
Porch Group, Inc.* 5,366 44,055
Progress Software Corp.* 2,654 111,150
Q2 Holdings, Inc.* 3,855 185,503
Qualys, Inc.* 2,265 209,445
Rapid7, Inc.* 3,951 24,575
Red Violet, Inc.* 701 30,360
ReposiTrak, Inc. 698 6,073
Rezolve AI plc(b) 11,063 25,777
Rimini Street, Inc.* 3,021 11,238
Riot Platforms, Inc.* 21,600 351,864
SEMrush Holdings, Inc.,
Class
a
A* 3,169 37,458
Silvaco Group, Inc.* 501 1,683
SoundHound AI, Inc.,
Class
a
A(b) 23,203 199,546
SoundThinking, Inc.* 593 4,329
Sprinklr, Inc., Class
a
A* 6,959 40,501
Sprout Social, Inc., Class
a
A* 3,241 20,904
SPS Commerce, Inc.* 2,359 133,307
Telos Corp.* 3,297 13,254
Tenable Holdings, Inc.* 7,521 144,629
Terawulf, Inc.* 18,774 304,514
Varonis Systems, Inc., Class
a
B* 7,201 166,343
Vertex, Inc., Class
a
A* 4,333 62,742
Via Transportation, Inc.,
Class
a
A* 638 10,961
Viant Technology, Inc., Class
a
A* 920 9,320
Weave Communications, Inc.* 3,756 18,930
WM Technology, Inc.* 5,553 3,712
Workiva, Inc., Class
a
A* 3,111 191,575
Xperi, Inc.* 2,810 17,225
Yext, Inc.* 6,275 35,642
Zeta Global Holdings Corp.,
Class
a
A* 11,672 197,840
8,655,673
Specialized REITs — 0.2%
Farmland Partners, Inc., REIT 2,406 31,374

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Four Corners Property Trust,
Inc., REIT 6,558 $ 167,360
Gladstone Land Corp., REIT 2,111 25,923
Outfront Media, Inc., REIT 9,155 263,756
Safehold, Inc., REIT 3,480 56,167
Smartstop Self Storage REIT,
Inc., REIT 1,928 64,299
608,879
Specialty Retail — 1.4%
1-800-Flowers.com, Inc.,
Class
a
A(b) 1,438 5,004
Abercrombie & Fitch Co.,
Class
a
A* 2,883 281,957
Academy Sports & Outdoors,
Inc. 4,106 246,894
Advance Auto Parts, Inc. 3,717 197,633
American Eagle Outfitters, Inc. 9,875 242,629
America's Car-Mart, Inc.* 439 8,762
Arhaus, Inc., Class
a
A* 3,169 26,144
Arko Corp. 4,676 30,067
Asbury Automotive Group, Inc.* 1,203 257,177
BARK, Inc.* 5,718 4,467
Barnes & Noble Education, Inc.* 995 8,607
Bed Bath & Beyond, Inc.* 4,246 22,631
Boot Barn Holdings, Inc.* 1,903 360,086
Buckle, Inc. (The) 1,956 104,744
Build-A-Bear Workshop, Inc. 771 37,517
Caleres, Inc. 2,044 24,303
Camping World Holdings, Inc.,
Class
a
A 3,732 31,050
Citi Trends, Inc.* 295 13,977
Designer Brands, Inc., Class
a
A 2,067 14,717
Envela Corp.* 411 5,532
EVgo, Inc., Class
a
A* 7,936 21,745
Genesco, Inc.* 613 16,698
Group 1 Automotive, Inc. 762 248,214
Haverty Furniture Cos., Inc. 834 19,858
J Jill, Inc. 455 7,858
Lands' End, Inc.* 570 9,160
MarineMax, Inc.* 1,174 35,807
Monro, Inc. 1,851 39,852
National Vision Holdings, Inc.* 4,814 129,834
OneWater Marine, Inc., Class
a
A* 705 8,026
Outdoor Holding Co.* 5,366 11,430
Petco Health & Wellness Co.,
Inc., Class
a
A* 4,918 12,541
RealReal, Inc. (The)* 6,237 76,466
Revolve Group, Inc., Class
a
A* 2,509 63,126
Sally Beauty Holdings, Inc.* 6,147 98,782
Shoe Carnival, Inc. 1,123 22,673
Signet Jewelers Ltd. 2,480 238,551
Sleep Number Corp.* 1,135 7,003
Sonic Automotive, Inc., Class
a
A 926 58,079
Stitch Fix, Inc., Class
a
A* 6,896 22,964
ThredUp, Inc., Class
a
A* 6,071 29,626
Torrid Holdings, Inc.(b) 2,089 2,131
Upbound Group, Inc. 3,250 69,712
Urban Outfitters, Inc.* 3,781 250,302
Victoria's Secret & Co.* 4,290 268,983
Investments
Shares Value
Common Stocks (a) (continued)
Warby Parker, Inc., Class
a
A* 6,064 $ 151,661
Winmark Corp. 184 83,948
Zumiez, Inc.* 817 21,422
3,950,350
Technology Hardware, Storage & Peripherals — 0.4%
Corsair Gaming, Inc.* 2,889 15,861
CPI Card Group, Inc.* 365 4,477
Diebold Nixdorf, Inc.* 1,532 122,560
Eastman Kodak Co.* 2,986 21,857
GPGI, Inc., Class
a
A 3,551 79,720
Immersion Corp. 1,730 10,570
IonQ, Inc.* 20,951 803,890
Quantum Computing, Inc.(b) 12,444 104,654
Turtle Beach Corp.* 976 12,239
Xerox Holdings Corp. 7,290 13,122
1,188,950
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.* 7,206 147,795
Carter's, Inc. 2,204 73,944
Ermenegildo Zegna NV(b) 3,825 43,108
Figs, Inc., Class
a
A* 5,479 84,651
G-III Apparel Group Ltd. 2,251 68,858
Kontoor Brands, Inc. 3,410 222,366
Lakeland Industries, Inc. 525 4,814
Movado Group, Inc. 945 23,578
Oxford Industries, Inc. 875 34,641
Rocky Brands, Inc. 437 19,752
Steven Madden Ltd. 4,446 160,501
Superior Group of Cos., Inc. 679 6,743
Wolverine World Wide, Inc. 4,990 88,173
978,924
Tobacco — 0.1%
Ispire Technology, Inc.* 1,169 2,747
Turning Point Brands, Inc. 1,077 147,538
Universal Corp. 1,497 80,434
230,719
Trading Companies & Distributors — 0.7%
Alta Equipment Group, Inc. 1,211 8,356
BlueLinx Holdings, Inc.* 473 31,180
Boise Cascade Co. 2,338 193,446
Custom Truck One Source, Inc.* 3,726 26,678
Distribution Solutions Group,
Inc.* 607 18,149
DNOW, Inc.* 11,511 135,600
DXP Enterprises, Inc.* 804 111,330
EVI Industries, Inc. 314 6,101
GATX Corp. 2,223 409,410
Global Industrial Co. 889 29,319
Herc Holdings, Inc. 2,025 283,075
Hudson Technologies, Inc.* 2,383 16,943
Karat Packaging, Inc. 533 13,139
McGrath RentCorp 1,520 168,644
NPK International, Inc.* 5,068 73,131
Rush Enterprises, Inc., Class
a
A 3,784 268,551
Rush Enterprises, Inc., Class
a
B 533 34,458

ULTRA RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Titan Machinery, Inc.* 1,307 $ 25,473
Transcat, Inc.* 568 44,287
Willis Lease Finance Corp. 173 35,242
Xometry, Inc., Class
a
A* 2,691 110,371
2,042,883
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.* 1,316 11,554
Water Utilities — 0.2%
American States Water Co. 2,397 178,649
Cadiz, Inc.* 3,405 17,706
California Water Service Group 3,705 167,021
Consolidated Water Co. Ltd. 935 35,390
Global Water Resources, Inc. 781 7,154
H2O America 2,065 111,076
Middlesex Water Co. 1,132 61,128
Pure Cycle Corp.* 1,290 13,635
York Water Co. (The) 893 29,362
621,121
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 4,832 20,439
Spok Holdings, Inc. 1,262 15,321
Telephone and Data Systems,
Inc. 6,166 275,929
311,689
Total Common Stocks
(Cost $127,266,825)
189,345,967
Exchange Traded Funds (a) — 8 .9%
ProShares GENIUS Money
Market ETF, 3.50%(e)(f)
(Cost $25,010,000) 250,000 25,027,500
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 687 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 5,386 —
Chinook Therape, CVR*‡ 3,154 —
Oncternal Therapeutics,
Inc., CVR*‡ 42 —
Tobira Therapeutics, Inc.,
CVR*‡ 756 —
—
Food Products — 0.0% (d)
Prevail Therape, CVR*‡ 2,444 1,222
Oil, Gas & Consumable Fuels — 0.0% (d)
Empire Petroleum Corp.,
expiring 3/18/2026(b) 1,047 32
Total Rights
(Cost $2,604) 1,254
Investments
Shares Value
Securities Lending Reinvestments (g) — 1 .1%
Investment Companies — 1 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (h)
(Cost $3,181,139) 3,181,139 $ 3,181,139
Principal
Amount
Short-Term Investments — 14 .3%
Repurchase Agreements (i) — 12 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $35,583,819
(Cost $35,573,271) $ 35,573,271
35,573,271
U.S. Treasury Obligations (a) — 1 .7%
U.S. Treasury Bills
3.58%, 3/10/2026 (j)
(Cost $4,745,769) 4,750,000 4,746,177
Total Short-Term Investments
(Cost $40,319,040) 40,319,448
Total Investments — 91.3%
(Cost $195,779,608) 257,875,308
Other assets less liabilities — 8.7% 24,625,473
Net Assets — 100.0% $ 282,500,781
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,068,946.
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $3,559,243, collateralized in the form of cash with a value of $3,181,139 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $671,762 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.75%, and maturity dates ranging from
March 12, 2026 – May 15, 2055. The total value of collateral is
$3,852,901.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) Affiliated company as defined under the Investment Company
Act of 1940.
(f) Represents 7-day effective yield as of February 28, 2026.
(g) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $3,181,139.
(h) Rate shown is the 7-day yield as of February 28, 2026.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(j) The rate shown was the current yield as of February 28, 2026.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Abbreviations
CVR Contingent Value Rights - No defined expiration
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 25,010,000 – – 17,500 25,027,500 250,000 –
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 368 3/20/2026 U.S. Dollar $ 48,478,480 $ 506,872
Swap Agreements
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
43,644,529 3/8/2027 Bank of America NA 4.54% Russell 2000
®
Index 5,574,726
82,524,486 11/4/2027 Barclays Bank PLC 4.49% Russell 2000
®
Index 3,801,701
50,412,326 1/12/2027 BNP Paribas 4.44% Russell 2000
®
Index 2,778,044
34,081,165 3/8/2027 Citibank NA 4.39% Russell 2000
®
Index 5,988,136
14,430,598 11/6/2026 Goldman Sachs International 4.19% Russell 2000
®
Index 1,671,645
40,335,652 11/6/2026 Societe Generale 4.49% Russell 2000
®
Index (3,474,119)
61,752,533 11/6/2026 UBS AG 4.34% Russell 2000
®
Index 1,450,966
327,181,289 17,791,099
Total Unrealized
Appreciation
21,265,218
Total Unrealized
Depreciation
(3,474,119)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) — 69 .1%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.* 6,249 $ 3,389,458
Boeing Co. (The)* 62,208 14,154,186
General Dynamics Corp. 20,041 7,155,639
General Electric Co. 83,770 28,671,120
Howmet Aerospace, Inc. 31,948 8,387,308
Huntington Ingalls Industries,
Inc. 3,105 1,380,235
L3Harris Technologies, Inc. 14,944 5,447,686
Lockheed Martin Corp. 16,214 10,670,109
Northrop Grumman Corp. 10,573 7,658,870
RTX Corp. 106,575 21,594,227
Textron, Inc. 13,940 1,375,181
TransDigm Group, Inc. 4,422 5,760,937
115,644,956
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 9,354 1,732,828
Expeditors International of
Washington, Inc. 10,560 1,531,517
FedEx Corp. 17,195 6,654,465
United Parcel Service, Inc.,
Class
a
B 58,778 6,815,897
16,734,707
Automobile Components — 0.0%(b)
Aptiv plc* 17,103 1,257,755
Automobiles — 1.5%
Ford Motor Co. 311,107 4,383,498
General Motors Co. 74,100 5,832,411
Tesla, Inc.* 223,157 89,822,924
100,038,833
Banks — 2.4%
Bank of America Corp. 534,050 26,611,711
Citigroup, Inc. 142,143 15,662,737
Citizens Financial Group, Inc. 34,078 2,051,155
Fifth Third Bancorp 71,642 3,544,130
Huntington Bancshares, Inc. 163,485 2,746,548
JPMorgan Chase & Co. 216,369 64,975,611
KeyCorp 73,724 1,529,036
M&T Bank Corp. 12,116 2,628,930
PNC Financial Services Group,
Inc. (The) 31,126 6,609,606
Regions Financial Corp. 69,695 1,939,612
Truist Financial Corp. 101,649 5,012,312
US Bancorp 123,469 6,748,815
Wells Fargo & Co. 249,457 20,318,273
160,378,476
Beverages — 0.8%
Brown-Forman Corp., Class
a
B 13,910 401,443
Coca-Cola Co. (The) 307,571 25,085,491
Constellation Brands, Inc.,
Class
a
A 11,205 1,768,821
Keurig Dr Pepper, Inc. 107,937 3,268,332
Molson Coors Beverage Co.,
Class
a
B 13,564 664,501
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 56,631 $ 4,830,624
PepsiCo, Inc. 108,772 18,462,959
54,482,171
Biotechnology — 1.3%
AbbVie, Inc. 140,386 32,580,783
Amgen, Inc. 42,730 16,586,077
Biogen, Inc.* 11,737 2,251,391
Gilead Sciences, Inc. 98,629 14,690,790
Incyte Corp.* 13,159 1,332,612
Moderna, Inc.* 27,706 1,484,210
Regeneron Pharmaceuticals,
Inc. 8,012 6,262,740
Vertex Pharmaceuticals, Inc.* 20,060 9,966,410
85,155,013
Broadline Retail — 2.5%
Amazon.com, Inc.* 772,981 162,326,010
eBay, Inc. 35,875 3,259,602
165,585,612
Building Products — 0.4%
A O Smith Corp. 8,913 695,214
Allegion plc 6,911 1,113,708
Builders FirstSource, Inc.* 8,750 912,537
Carrier Global Corp. 62,899 4,050,696
Johnson Controls International
plc 48,558 7,006,919
Lennox International, Inc. 2,426 1,382,674
Masco Corp. 16,592 1,188,319
Trane Technologies plc 17,627 8,149,315
24,499,382
Capital Markets — 2.2%
Ameriprise Financial, Inc. 7,280 3,422,474
Ares Management Corp.,
Class
a
A 16,435 1,840,884
Bank of New York Mellon Corp.
(The) 55,450 6,604,095
Blackrock, Inc. 11,512 12,239,904
Blackstone, Inc. 58,727 6,657,880
Cboe Global Markets, Inc. 8,370 2,508,656
Charles Schwab Corp. (The) 132,711 12,634,087
CME Group, Inc. 28,637 9,149,522
Coinbase Global, Inc., Class
a
A* 18,224 3,204,690
FactSet Research Systems, Inc. 2,939 637,205
Franklin Resources, Inc. 24,500 650,230
Goldman Sachs Group, Inc.
(The) 24,229 20,826,522
Interactive Brokers Group, Inc.,
Class
a
A 35,431 2,522,333
Intercontinental Exchange, Inc. 45,247 7,426,390
Invesco Ltd. 35,405 929,735
KKR & Co., Inc. 54,571 4,784,785
Moody's Corp. 12,092 5,775,018
Morgan Stanley 95,997 15,984,461
MSCI, Inc., Class
a
A 5,901 3,374,369
Nasdaq, Inc. 35,850 3,139,743
Northern Trust Corp. 15,134 2,165,524
Raymond James Financial, Inc. 13,948 2,135,160

FEBRUARY 28, 2026 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Robinhood Markets, Inc.,
Class
a
A* 62,513 $ 4,741,611
S&P Global, Inc. 24,588 10,864,945
State Street Corp. 22,165 2,850,862
T. Rowe Price Group, Inc. 17,303 1,637,383
148,708,468
Chemicals — 0.8%
Air Products and Chemicals,
Inc. 17,702 4,879,910
Albemarle Corp. 9,314 1,664,132
CF Industries Holdings, Inc. 12,330 1,227,328
Corteva, Inc. 53,713 4,303,486
Dow, Inc. 56,573 1,738,488
DuPont de Nemours, Inc. 33,250 1,663,830
Ecolab, Inc. 20,171 6,219,728
International Flavors &
Fragrances, Inc. 20,279 1,667,542
Linde plc 37,163 18,881,777
LyondellBasell Industries NV,
Class
a
A 20,410 1,173,983
Mosaic Co. (The) 25,165 700,594
PPG Industries, Inc. 17,874 2,203,328
Sherwin-Williams Co. (The) 18,333 6,647,363
52,971,489
Commercial Services & Supplies — 0.3%
Cintas Corp. 27,140 5,458,668
Copart, Inc.* 70,672 2,691,896
Republic Services, Inc., Class
a
A 15,990 3,661,710
Rollins, Inc. 23,336 1,420,929
Veralto Corp. 19,820 1,931,063
Waste Management, Inc. 29,458 7,094,665
22,258,931
Communications Equipment — 0.7%
Arista Networks, Inc.* 82,038 10,952,073
Ciena Corp.* 11,255 3,924,618
Cisco Systems, Inc. 313,221 24,888,541
F5, Inc.* 4,549 1,234,417
Motorola Solutions, Inc. 13,311 6,419,363
47,419,012
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. 2,730 3,902,180
EMCOR Group, Inc. 3,618 2,621,675
Quanta Services, Inc. 11,958 6,733,311
13,257,166
Construction Materials — 0.2%
CRH plc 53,194 6,382,216
Martin Marietta Materials, Inc. 4,792 3,242,124
Vulcan Materials Co. 10,386 3,219,660
12,844,000
Consumer Finance — 0.4%
American Express Co. 42,743 13,203,313
Capital One Financial Corp. 50,537 9,887,058
Investments
Shares Value
Common Stocks (a) (continued)
Synchrony Financial 28,598 $ 1,976,408
25,066,779
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. 35,226 35,606,089
Dollar General Corp. 17,476 2,730,450
Dollar Tree, Inc.* 15,188 1,920,978
Kroger Co. (The) 48,385 3,301,793
Sysco Corp. 38,003 3,464,354
Target Corp. 36,122 4,110,322
Walmart, Inc. 348,393 44,576,884
95,710,870
Containers & Packaging — 0.2%
Amcor plc 36,673 1,776,073
Avery Dennison Corp. 6,101 1,197,931
Ball Corp. 21,383 1,435,441
International Paper Co. 42,027 1,830,276
Packaging Corp. of America 7,218 1,675,587
Smurfit Westrock plc 41,486 1,950,257
9,865,565
Distributors — 0.0%(b)
Genuine Parts Co. 11,032 1,315,676
Pool Corp. 2,506 569,313
1,884,989
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 563,276 15,777,361
Comcast Corp., Class
a
A 288,952 8,945,954
Verizon Communications, Inc. 335,166 16,805,223
41,528,538
Electric Utilities — 1.1%
Alliant Energy Corp. 20,370 1,473,566
American Electric Power Co.,
Inc. 42,554 5,694,576
Constellation Energy Corp. 24,787 8,176,736
Duke Energy Corp. 61,830 8,090,455
Edison International 30,614 2,288,090
Entergy Corp. 35,545 3,807,225
Evergy, Inc. 18,257 1,527,381
Eversource Energy 29,723 2,265,190
Exelon Corp. 80,187 3,966,851
FirstEnergy Corp. 41,275 2,111,629
NextEra Energy, Inc. 165,471 15,516,216
NRG Energy, Inc. 15,223 2,724,308
PG&E Corp. 174,682 3,318,958
Pinnacle West Capital Corp. 9,498 952,649
PPL Corp. 58,847 2,293,856
Southern Co. (The) 87,555 8,526,106
Xcel Energy, Inc. 47,006 3,918,420
76,652,212
Electrical Equipment — 0.7%
AMETEK, Inc. 18,255 4,366,961
Eaton Corp. plc 30,945 11,632,844
Emerson Electric Co. 44,626 6,727,370
GE Vernova, Inc. 21,521 18,800,746

ULTRA S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Generac Holdings, Inc.* 4,641 $ 1,045,942
Hubbell, Inc., Class
a
B 4,126 2,110,985
Rockwell Automation, Inc. 8,810 3,589,635
48,274,483
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 97,352 14,219,233
CDW Corp. 10,457 1,282,446
Corning, Inc. 62,065 9,333,335
Jabil, Inc. 8,573 2,271,759
Keysight Technologies, Inc.* 13,657 4,197,206
TE Connectivity plc 23,278 5,357,432
Teledyne Technologies, Inc.* 3,821 2,602,483
Zebra Technologies Corp.,
Class
a
A* 4,017 899,647
40,163,541
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 78,430 5,118,342
Halliburton Co. 66,839 2,406,204
SLB Ltd. 118,681 6,093,082
13,617,628
Entertainment — 0.9%
Electronic Arts, Inc. 17,880 3,586,192
Live Nation Entertainment, Inc.* 12,508 2,028,047
Netflix, Inc.* 336,742 32,408,050
Take-Two Interactive Software,
Inc.* 13,705 2,898,333
TKO Group Holdings, Inc.,
Class
a
A 5,347 1,197,033
Walt Disney Co. (The) 141,926 15,049,833
Warner Bros Discovery, Inc.* 196,917 5,547,152
62,714,640
Financial Services — 2.5%
Apollo Global Management, Inc. 36,922 3,862,041
Berkshire Hathaway, Inc.,
Class
a
B* 145,776 73,609,591
Block, Inc., Class
a
A* 43,581 2,776,110
Corpay, Inc.* 5,539 1,800,729
Fidelity National Information
Services, Inc. 41,085 2,093,692
Fiserv, Inc.* 42,674 2,658,164
Global Payments, Inc. 18,752 1,433,778
Jack Henry & Associates, Inc. 5,644 916,924
Mastercard, Inc., Class
a
A 65,222 33,733,471
PayPal Holdings, Inc. 74,321 3,434,373
Visa, Inc., Class
a
A 134,060 42,917,968
169,236,841
Food Products — 0.3%
Archer-Daniels-Midland Co. 38,162 2,634,705
Bunge Global SA 10,684 1,289,025
Campbell's Co. (The) 15,552 419,126
Conagra Brands, Inc. 37,953 730,595
General Mills, Inc. 42,357 1,915,807
Hershey Co. (The) 11,873 2,805,352
Hormel Foods Corp. 23,124 591,974
J M Smucker Co. (The) 8,561 992,648
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 67,711 $ 1,666,368
Lamb Weston Holdings, Inc. 11,054 532,692
McCormick & Co., Inc.
(Non-Voting) 20,136 1,430,461
Mondelez International, Inc.,
Class
a
A 102,425 6,307,332
Tyson Foods, Inc., Class
a
A 22,512 1,463,055
22,779,140
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 12,752 2,381,946
Ground Transportation — 0.6%
CSX Corp. 147,960 6,316,413
JB Hunt Transport Services,
Inc. 5,908 1,378,986
Norfolk Southern Corp. 17,873 5,625,348
Old Dominion Freight Line, Inc. 14,663 2,977,322
Uber Technologies, Inc.* 165,148 12,455,462
Union Pacific Corp. 47,097 12,479,763
41,233,294
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories 138,130 16,071,426
Align Technology, Inc.* 5,388 1,024,259
Baxter International, Inc. 40,853 832,176
Becton Dickinson & Co. 22,845 4,031,686
Boston Scientific Corp.* 117,845 9,056,388
Cooper Cos., Inc. (The)* 15,769 1,319,392
Dexcom, Inc.* 30,940 2,271,924
Edwards Lifesciences Corp.* 46,075 3,984,105
GE HealthCare Technologies,
Inc. 36,227 3,052,849
Hologic, Inc.* 17,705 1,334,249
IDEXX Laboratories, Inc.* 6,338 4,162,355
Insulet Corp.* 5,553 1,369,425
Intuitive Surgical, Inc.* 28,192 14,194,954
Medtronic plc 101,983 9,959,660
ResMed, Inc. 11,670 2,990,554
Solventum Corp.* 11,805 875,931
STERIS plc 7,767 1,960,003
Stryker Corp. 27,381 10,609,042
Zimmer Biomet Holdings, Inc. 15,710 1,546,492
90,646,870
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. 18,831 4,316,630
Cencora, Inc. 15,311 5,697,835
Centene Corp.* 37,162 1,667,831
Cigna Group (The) 21,303 6,174,035
CVS Health Corp. 100,752 8,050,085
DaVita, Inc.* 2,740 428,262
Elevance Health, Inc. 17,674 5,655,680
HCA Healthcare, Inc. 12,678 6,715,537
Henry Schein, Inc.* 7,945 654,589
Humana, Inc. 9,552 1,820,038
Labcorp Holdings, Inc. 6,621 1,914,263
McKesson Corp. 9,846 9,721,645
Molina Healthcare, Inc.* 3,966 610,962
Quest Diagnostics, Inc. 8,836 1,872,437

FEBRUARY 28, 2026 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. 71,991 $ 21,112,801
Universal Health Services, Inc.,
Class
a
B 4,322 890,764
77,303,394
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 12,290 664,152
Healthpeak Properties, Inc.,
REIT 55,201 975,954
Ventas, Inc., REIT 37,287 3,212,648
Welltower, Inc., REIT 54,570 11,302,538
16,155,292
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 50,769 994,565
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class
a
A* 33,835 4,571,447
Booking Holdings, Inc. 2,455 10,407,604
Carnival Corp. 86,279 2,722,102
Chipotle Mexican Grill, Inc.,
Class
a
A* 105,127 3,912,827
Darden Restaurants, Inc. 9,186 1,964,426
Domino's Pizza, Inc. 2,347 944,691
DoorDash, Inc., Class
a
A* 29,717 5,244,159
Expedia Group, Inc. 9,250 1,995,133
Hilton Worldwide Holdings, Inc. 18,474 5,759,824
Las Vegas Sands Corp. 24,213 1,373,361
Marriott International, Inc.,
Class
a
A 17,720 6,055,456
McDonald's Corp. 56,569 19,293,423
MGM Resorts International* 16,354 602,808
Norwegian Cruise Line Holdings
Ltd.* 36,199 897,373
Royal Caribbean Cruises Ltd. 20,050 6,234,748
Starbucks Corp. 90,316 8,852,774
Wynn Resorts Ltd. 6,762 731,581
Yum! Brands, Inc. 22,012 3,701,538
85,265,275
Household Durables — 0.2%
DR Horton, Inc. 21,660 3,474,047
Garmin Ltd. 13,025 3,293,111
Lennar Corp., Class
a
A 17,072 1,952,354
NVR, Inc.* 262 1,969,661
PulteGroup, Inc. 15,406 2,113,703
12,802,876
Household Products — 0.6%
Church & Dwight Co., Inc. 19,066 1,999,261
Clorox Co. (The) 9,711 1,234,851
Colgate-Palmolive Co. 64,074 6,352,296
Kimberly-Clark Corp. 26,334 2,934,661
Procter & Gamble Co. (The) 185,725 31,053,220
43,574,289
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 56,565 977,443
Investments
Shares Value
Common Stocks (a) (continued)
Vistra Corp. 25,265 $ 4,393,331
5,370,774
Industrial Conglomerates — 0.3%
3M Co. 42,214 6,978,818
Honeywell International, Inc. 50,456 12,290,577
19,269,395
Industrial REITs — 0.2%
Prologis, Inc., REIT 73,714 10,509,405
Insurance — 1.2%
Aflac, Inc. 37,435 4,227,535
Allstate Corp. (The) 20,798 4,461,587
American International Group,
Inc. 42,833 3,447,628
Aon plc, Class
a
A 16,996 5,701,648
Arch Capital Group Ltd.* 28,678 2,872,102
Arthur J Gallagher & Co. 20,346 4,642,957
Assurant, Inc. 4,095 940,171
Brown & Brown, Inc. 23,348 1,676,853
Chubb Ltd. 29,138 9,931,979
Cincinnati Financial Corp. 12,333 2,022,365
Erie Indemnity Co., Class
a
A 2,089 562,860
Everest Group Ltd. 3,359 1,126,911
Globe Life, Inc. 6,314 917,172
Hartford Insurance Group, Inc.
(The) 22,104 3,112,906
Loews Corp. 13,578 1,493,852
Marsh & McLennan Cos., Inc. 38,869 7,258,397
MetLife, Inc. 43,950 3,167,476
Principal Financial Group, Inc. 15,872 1,514,506
Progressive Corp. (The) 46,637 9,964,461
Prudential Financial, Inc. 27,763 2,731,324
Travelers Cos., Inc. (The) 17,754 5,479,595
W R Berkley Corp. 23,839 1,709,256
Willis Towers Watson plc 7,545 2,302,508
81,266,049
Interactive Media & Services — 5.5%
Alphabet, Inc., Class
a
A 462,456 144,175,283
Alphabet, Inc., Class
a
C 369,484 115,068,402
Match Group, Inc. 18,689 590,572
Meta Platforms, Inc., Class
a
A 173,092 112,194,773
372,029,030
IT Services — 0.5%
Accenture plc, Class
a
A 49,235 10,276,329
Akamai Technologies, Inc.* 11,473 1,128,829
Cognizant Technology Solutions
Corp., Class
a
A 38,353 2,471,084
EPAM Systems, Inc.* 4,323 609,543
Gartner, Inc.* 5,616 882,835
GoDaddy, Inc., Class
a
A* 10,665 929,561
International Business
Machines Corp. 74,237 17,832,470
VeriSign, Inc. 6,670 1,520,360
35,651,011

ULTRA S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.0%(b)
Hasbro, Inc. 10,496 $ 1,045,297
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. 22,554 2,737,604
Bio-Techne Corp. 12,316 726,644
Charles River Laboratories
International, Inc.* 4,031 719,493
Danaher Corp. 50,023 10,536,845
IQVIA Holdings, Inc.* 13,547 2,422,339
Mettler-Toledo International,
Inc.* 1,627 2,223,605
Revvity, Inc. 8,913 876,237
Thermo Fisher Scientific, Inc. 29,770 15,513,445
Waters Corp.* 7,816 2,496,274
West Pharmaceutical Services,
Inc. 5,603 1,425,067
39,677,553
Machinery — 1.3%
Caterpillar, Inc. 37,258 27,676,360
Cummins, Inc. 10,933 6,383,451
Deere & Co. 19,943 12,558,307
Dover Corp. 10,851 2,446,900
Fortive Corp. 25,185 1,490,952
IDEX Corp. 5,873 1,230,217
Illinois Tool Works, Inc. 21,013 6,107,008
Ingersoll Rand, Inc. 28,539 2,686,661
Nordson Corp. 4,150 1,217,776
Otis Worldwide Corp. 30,923 2,862,233
PACCAR, Inc. 41,765 5,266,149
Parker-Hannifin Corp. 10,100 10,192,718
Pentair plc 13,041 1,293,537
Snap-on, Inc. 4,023 1,549,740
Stanley Black & Decker, Inc. 12,228 1,057,600
Westinghouse Air Brake
Technologies Corp. 13,549 3,576,259
Xylem, Inc. 19,375 2,510,225
90,106,093
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 7,093 1,664,231
Fox Corp., Class
a
A 16,656 938,399
Fox Corp., Class
a
B 11,895 615,328
News Corp., Class
a
A 29,777 723,283
News Corp., Class
a
B 9,847 263,703
Omnicom Group, Inc. 25,311 2,158,775
Paramount Skydance Corp.,
Class
a
B(c) 24,704 333,751
Trade Desk, Inc. (The), Class
a
A* 34,962 832,795
7,530,265
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 114,044 7,764,115
Newmont Corp. 86,788 11,282,440
Nucor Corp. 18,285 3,234,251
Steel Dynamics, Inc. 10,861 2,097,585
24,378,391
Investments
Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.4%
Ameren Corp. 21,504 $ 2,435,973
CenterPoint Energy, Inc. 51,834 2,254,779
CMS Energy Corp. 24,218 1,890,699
Consolidated Edison, Inc. 28,668 3,225,723
Dominion Energy, Inc. 67,809 4,281,460
DTE Energy Co. 16,591 2,459,450
NiSource, Inc. 37,848 1,790,211
Public Service Enterprise
Group, Inc. 39,618 3,409,921
Sempra 51,817 4,988,423
WEC Energy Group, Inc. 25,896 3,028,796
29,765,435
Office REITs — 0.0%(b)
BXP, Inc., REIT 11,800 679,444
Oil, Gas & Consumable Fuels — 2.2%
APA Corp. 28,206 856,616
Chevron Corp. 150,540 28,114,850
ConocoPhillips 98,145 11,135,532
Coterra Energy, Inc. 60,465 1,849,624
Devon Energy Corp. 49,897 2,172,016
Diamondback Energy, Inc. 14,869 2,588,396
EOG Resources, Inc. 43,112 5,349,337
EQT Corp. 49,601 3,046,493
Expand Energy Corp. 18,884 2,037,961
Exxon Mobil Corp. 335,140 51,108,850
Kinder Morgan, Inc. 155,495 5,173,319
Marathon Petroleum Corp. 23,874 4,732,066
Occidental Petroleum Corp. 57,210 3,036,707
ONEOK, Inc. 49,931 4,132,789
Phillips 66 32,028 4,942,881
Targa Resources Corp. 16,971 4,001,762
Texas Pacific Land Corp. 4,568 2,394,957
Valero Energy Corp. 24,282 4,969,068
Williams Cos., Inc. (The) 97,093 7,254,789
148,898,013
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 51,611 3,390,843
Southwest Airlines Co. 41,020 2,020,645
United Airlines Holdings, Inc.* 25,753 2,737,544
8,149,032
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 19,597 2,145,284
Kenvue, Inc. 152,296 2,911,899
5,057,183
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. 161,817 10,092,526
Eli Lilly & Co. 63,065 66,343,749
Johnson & Johnson 191,365 47,540,807
Merck & Co., Inc. 197,294 24,428,943
Pfizer, Inc. 451,795 12,492,132
Viatris, Inc. 91,581 1,367,304

FEBRUARY 28, 2026 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Zoetis, Inc., Class
a
A 34,996 $ 4,587,976
166,853,437
Professional Services — 0.3%
Automatic Data Processing, Inc. 32,170 6,895,961
Broadridge Financial Solutions,
Inc. 9,224 1,714,465
Equifax, Inc. 9,748 2,036,942
Jacobs Solutions, Inc. 9,486 1,307,740
Leidos Holdings, Inc. 10,257 1,796,001
Paychex, Inc. 25,767 2,413,079
Paycom Software, Inc. 3,999 503,194
Verisk Analytics, Inc., Class
a
A 11,056 2,294,894
18,962,276
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 23,302 3,440,773
CoStar Group, Inc.* 33,700 1,504,031
4,944,804
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 11,247 1,993,306
Camden Property Trust, REIT 8,532 924,357
Equity Residential, REIT 27,572 1,742,826
Essex Property Trust, Inc., REIT 5,172 1,319,429
Invitation Homes, Inc., REIT 44,829 1,180,796
Mid-America Apartment
Communities, Inc., REIT 9,257 1,239,142
UDR, Inc., REIT 23,886 895,725
9,295,581
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 6,213 675,788
Kimco Realty Corp., REIT 53,846 1,268,073
Realty Income Corp., REIT 73,153 4,901,251
Regency Centers Corp., REIT 13,132 1,037,428
Simon Property Group, Inc.,
REIT 26,005 5,301,119
13,183,659
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc.* 129,333 25,893,760
Analog Devices, Inc. 39,046 13,892,176
Applied Materials, Inc. 63,322 23,574,781
Broadcom, Inc. 375,171 119,885,893
First Solar, Inc.* 8,617 1,699,272
Intel Corp.* 356,228 16,247,559
KLA Corp. 10,438 15,913,253
Lam Research Corp. 99,763 23,333,568
Microchip Technology, Inc. 42,914 3,203,101
Micron Technology, Inc. 89,266 36,810,620
Monolithic Power Systems, Inc. 3,910 4,468,113
NVIDIA Corp. 1,931,005 342,154,776
NXP Semiconductors NV 19,966 4,532,482
ON Semiconductor Corp.* 31,977 2,125,831
Qnity Electronics, Inc. 16,752 2,123,484
QUALCOMM, Inc. 85,176 12,125,655
Skyworks Solutions, Inc. 11,921 710,253
Investments
Shares Value
Common Stocks (a) (continued)
Teradyne, Inc. 12,383 $ 3,962,932
Texas Instruments, Inc. 72,104 15,293,980
667,951,489
Software — 5.6%
Adobe, Inc.* 33,215 8,715,948
AppLovin Corp., Class
a
A* 21,522 9,357,120
Autodesk, Inc.* 16,817 4,134,796
Cadence Design Systems, Inc.* 21,627 6,518,378
Crowdstrike Holdings, Inc.,
Class
a
A* 19,900 7,402,402
Datadog, Inc., Class
a
A* 25,910 2,900,884
Fair Isaac Corp.* 1,932 2,722,884
Fortinet, Inc.* 50,174 3,965,251
Gen Digital, Inc. 44,571 1,005,967
Intuit, Inc. 22,119 9,047,335
Microsoft Corp. 590,543 231,929,858
Oracle Corp. 133,646 19,432,128
Palantir Technologies, Inc.,
Class
a
A* 181,508 24,901,083
Palo Alto Networks, Inc.* 63,207 9,412,786
PTC, Inc.* 9,507 1,488,701
Roper Technologies, Inc. 8,648 3,024,465
Salesforce, Inc. 75,629 14,731,773
ServiceNow, Inc.* 82,425 8,902,724
Synopsys, Inc.* 14,824 6,137,136
Trimble, Inc.* 18,862 1,261,302
Tyler Technologies, Inc.* 3,457 1,226,163
Workday, Inc., Class
a
A* 17,187 2,298,933
380,518,017
Specialized REITs — 0.6%
American Tower Corp., REIT 37,273 7,151,198
Crown Castle, Inc., REIT 34,634 3,101,128
Digital Realty Trust, Inc., REIT 25,673 4,549,255
Equinix, Inc., REIT 7,770 7,570,000
Extra Space Storage, Inc., REIT 16,868 2,547,574
Iron Mountain, Inc., REIT 23,408 2,535,789
Public Storage, REIT 12,510 3,841,321
SBA Communications Corp.,
Class
a
A, REIT 8,547 1,719,314
VICI Properties, Inc., Class
a
A,
REIT 84,824 2,562,533
Weyerhaeuser Co., REIT 57,241 1,404,122
36,982,234
Specialty Retail — 1.2%
AutoZone, Inc.* 1,276 4,792,120
Best Buy Co., Inc. 15,452 957,560
Carvana Co., Class
a
A* 11,247 3,758,298
Home Depot, Inc. (The) 79,060 30,099,723
Lowe's Cos., Inc. 44,535 11,782,625
O'Reilly Automotive, Inc.* 67,067 6,296,250
Ross Stores, Inc. 25,890 5,324,020
TJX Cos., Inc. (The) 88,420 14,293,977
Tractor Supply Co. 42,061 2,180,442
Ulta Beauty, Inc.* 3,624 2,481,679
Williams-Sonoma, Inc. 9,692 1,993,160
83,959,854

ULTRA S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. 1,174,080 $ 310,168,455
Dell Technologies, Inc., Class
a
C 23,947 3,546,072
Hewlett Packard Enterprise Co. 104,841 2,250,936
HP, Inc. 74,232 1,409,666
NetApp, Inc. 15,844 1,569,031
Sandisk Corp.* 11,042 7,015,645
Seagate Technology Holdings
plc 17,269 7,042,989
Super Micro Computer, Inc.* 39,831 1,290,126
Western Digital Corp. 27,170 7,599,449
341,892,369
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 11,647 1,365,844
Lululemon Athletica, Inc.* 8,674 1,606,164
NIKE, Inc., Class
a
B 94,399 5,869,730
Ralph Lauren Corp., Class
a
A 3,062 1,110,281
Tapestry, Inc. 16,311 2,535,871
12,487,890
Tobacco — 0.5%
Altria Group, Inc. 133,349 9,206,415
Philip Morris International, Inc. 123,636 23,098,914
32,305,329
Trading Companies & Distributors — 0.2%
Fastenal Co. 91,250 4,201,150
United Rentals, Inc. 5,100 4,284,000
WW Grainger, Inc. 3,522 4,031,739
12,516,889
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 15,427 2,098,535
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 38,196 8,291,970
Total Common Stocks
(Cost $4,689,877,898)
4,670,715,701
Exchange Traded Funds (a) — 17 .0%
ProShares GENIUS Money
Market ETF, 3.50%(d)(e)
(Cost $1,150,512,500) 11,500,000 1,151,265,000
Securities Lending Reinvestments (f) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (g)
(Cost $216,626) 216,626 216,626
Investments
Principal
Amount Value
Short-Term Investments — 6 .6%
Repurchase Agreements (h) — 1 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $123,850,204
(Cost $123,813,492) $ 123,813,492
$ 123,813,492
U.S. Treasury Obligations (a) — 4 .8%
U.S. Treasury Bills
3.54%, 3/3/2026 (i) 75,000,000 74,992,496
3.58%, 3/10/2026 (i) 99,650,000 99,569,801
3.53%, 3/19/2026 (i) 146,500,000 146,249,169
Total U.S. Treasury Obligations
(Cost $320,789,425) 320,811,466
Total Short-Term Investments
(Cost $444,602,917) 444,624,958
Total Investments — 92.7%
(Cost $6,285,209,941) 6,266,822,285
Other assets less liabilities — 7.3% 490,850,575
Net Assets — 100.0% $ 6,757,672,860
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,077,171,127.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $254,488, collateralized in the form of cash with a value of $216,626 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of February 28, 2026.
(f) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $216,626.
(g) Rate shown is the 7-day yield as of February 28, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of February 28, 2026.
Abbreviations
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,150,512,500 – – 752,500 1,151,265,000 11,500,000 –
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P 500
®
E-Mini Index 2,784 3/20/2026 U.S. Dollar $ 958,948,800 $ (862,760)
Swap Agreements
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
595,085,030 3/8/2027 Bank of America NA 4.64% S&P 500
®
97,813,239
686,918,078 4/6/2027 Barclays Bank PLC 4.59% S&P 500
®
4,520,845
874,291,890 3/9/2027 BNP Paribas 4.54% S&P 500
®
2,648,870
758,836,768 3/8/2027 Citibank NA 4.54% S&P 500
®
88,443,711
597,705,883 11/4/2027 Goldman Sachs International 4.39% S&P 500
®
(271,092)
2,153,922,897 3/8/2027 Goldman Sachs International 4.30% SPDR
®
S&P 500
®
ETF Trust (23,477,342)
2,751,628,780 (23,748,434)
595,855,465 4/6/2027 J.P. Morgan Securities, LLC 4.39% S&P 500
®
124,660,891
346,784,978 1/12/2027
Morgan Stanley & Co.
International plc 4.49% S&P 500
®
18,942,385
704,603,678 11/4/2027 Societe Generale 4.64% S&P 500
®
9,501,656
572,370,968 4/6/2027 UBS AG 4.56% S&P 500
®
(4,080,524)
7,886,375,635 318,702,639
Total Unrealized
Appreciation
346,531,597
Total Unrealized
Depreciation
(27,828,958)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA S&P 500 EQUAL WEIGHT :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks — 72 .1%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.* 131 $ 71,054
Boeing Co. (The)* 385 87,599
General Dynamics Corp. 220 78,551
General Electric Co. 269 92,068
Howmet Aerospace, Inc. 399 104,749
Huntington Ingalls Industries,
Inc. 234 104,018
L3Harris Technologies, Inc. 266 96,968
Lockheed Martin Corp. 162 106,609
Northrop Grumman Corp. 134 97,067
RTX Corp. 435 88,140
Textron, Inc. 895 88,292
TransDigm Group, Inc. 56 72,956
1,088,071
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 483 89,476
Expeditors International of
Washington, Inc. 501 72,660
FedEx Corp. 268 103,716
United Parcel Service, Inc.,
Class
a
B 762 88,361
354,213
Automobile Components — 0.1%
Aptiv plc* 969 71,260
Automobiles — 0.4%
Ford Motor Co. 5,673 79,933
General Motors Co. 940 73,987
Tesla, Inc.* 168 67,622
221,542
Banks — 1.8%
Bank of America Corp. 1,407 70,111
Citigroup, Inc. 684 75,370
Citizens Financial Group, Inc. 1,301 78,307
Fifth Third Bancorp 1,602 79,251
Huntington Bancshares, Inc. 4,336 72,845
JPMorgan Chase & Co. 244 73,273
KeyCorp 3,710 76,945
M&T Bank Corp. 373 80,934
PNC Financial Services Group,
Inc. (The) 369 78,357
Regions Financial Corp. 2,777 77,284
Truist Financial Corp. 1,539 75,888
US Bancorp 1,422 77,726
Wells Fargo & Co. 837 68,174
984,465
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 2,506 72,323
Coca-Cola Co. (The) 1,086 88,574
Constellation Brands, Inc.,
Class
a
A 511 80,666
Keurig Dr Pepper, Inc. 2,578 78,062
Molson Coors Beverage Co.,
Class
a
B 1,627 79,707
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 1,029 $ 87,774
PepsiCo, Inc. 507 86,058
573,164
Biotechnology — 1.3%
AbbVie, Inc. 337 78,211
Amgen, Inc. 240 93,158
Biogen, Inc.* 428 82,099
Gilead Sciences, Inc. 628 93,541
Incyte Corp.* 800 81,016
Moderna, Inc.* 2,621 140,407
Regeneron Pharmaceuticals,
Inc. 106 82,857
Vertex Pharmaceuticals, Inc.* 171 84,958
736,247
Broadline Retail — 0.3%
Amazon.com, Inc.* 327 68,670
eBay, Inc. 923 83,864
152,534
Building Products — 1.2%
A O Smith Corp. 1,119 87,282
Allegion plc 477 76,869
Builders FirstSource, Inc.* 694 72,377
Carrier Global Corp. 1,427 91,899
Johnson Controls International
plc 660 95,238
Lennox International, Inc. 149 84,921
Masco Corp. 1,198 85,801
Trane Technologies plc 192 88,765
683,152
Capital Markets — 3.3%
Ameriprise Financial, Inc. 152 71,458
Ares Management Corp.,
Class
a
A 426 47,716
Bank of New York Mellon Corp.
(The) 645 76,819
Blackrock, Inc. 69 73,363
Blackstone, Inc. 483 54,758
Cboe Global Markets, Inc. 308 92,314
Charles Schwab Corp. (The) 795 75,684
CME Group, Inc. 287 91,696
Coinbase Global, Inc., Class
a
A* 278 48,886
FactSet Research Systems, Inc. 264 57,238
Franklin Resources, Inc. 3,266 86,680
Goldman Sachs Group, Inc.
(The) 85 73,063
Interactive Brokers Group, Inc.,
Class
a
A 1,142 81,299
Intercontinental Exchange, Inc. 477 78,290
Invesco Ltd. 2,827 74,237
KKR & Co., Inc. 538 47,172
Moody's Corp. 157 74,982
Morgan Stanley 422 70,267
MSCI, Inc., Class
a
A 139 79,484
Nasdaq, Inc. 831 72,779
Northern Trust Corp. 555 79,415
Raymond James Financial, Inc. 457 69,958

FEBRUARY 28, 2026 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Robinhood Markets, Inc.,
Class
a
A* 563 $ 42,704
S&P Global, Inc. 153 67,608
State Street Corp. 589 75,757
T. Rowe Price Group, Inc. 737 69,742
1,833,369
Chemicals — 2.2%
Air Products and Chemicals,
Inc. 319 87,939
Albemarle Corp. 574 102,556
CF Industries Holdings, Inc. 1,003 99,839
Corteva, Inc. 1,171 93,820
Dow, Inc. 3,096 95,140
DuPont de Nemours, Inc. 1,859 93,024
Ecolab, Inc. 298 91,888
International Flavors &
Fragrances, Inc. 1,165 95,798
Linde plc 195 99,076
LyondellBasell Industries NV,
Class
a
A 1,684 96,864
Mosaic Co. (The) 3,207 89,283
PPG Industries, Inc. 755 93,069
Sherwin-Williams Co. (The) 231 83,758
1,222,054
Commercial Services & Supplies — 0.9%
Cintas Corp. 408 82,061
Copart, Inc.* 1,943 74,009
Republic Services, Inc., Class
a
A 368 84,272
Rollins, Inc. 1,293 78,731
Veralto Corp. 778 75,800
Waste Management, Inc. 365 87,907
482,780
Communications Equipment — 0.8%
Arista Networks, Inc.* 572 76,362
Ciena Corp.* 285 99,379
Cisco Systems, Inc. 947 75,249
F5, Inc.* 297 80,594
Motorola Solutions, Inc. 207 99,828
431,412
Construction & Engineering — 0.5%
Comfort Systems USA, Inc. 74 105,773
EMCOR Group, Inc. 124 89,853
Quanta Services, Inc. 164 92,345
287,971
Construction Materials — 0.4%
CRH plc 607 72,828
Martin Marietta Materials, Inc. 124 83,895
Vulcan Materials Co. 256 79,360
236,083
Consumer Finance — 0.3%
American Express Co. 204 63,016
Capital One Financial Corp. 318 62,213
Investments
Shares Value
Common Stocks (continued)
Synchrony Financial 902 $ 62,337
187,566
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 87 87,939
Dollar General Corp. 604 94,369
Dollar Tree, Inc.* 612 77,406
Kroger Co. (The) 1,244 84,891
Sysco Corp. 1,033 94,168
Target Corp. 805 91,601
Walmart, Inc. 670 85,726
616,100
Containers & Packaging — 1.0%
Amcor plc 1,857 89,935
Avery Dennison Corp. 429 84,234
Ball Corp. 1,594 107,005
International Paper Co. 1,946 84,748
Packaging Corp. of America 377 87,517
Smurfit Westrock plc 2,049 96,323
549,762
Distributors — 0.3%
Genuine Parts Co. 577 68,813
Pool Corp. 314 71,335
140,148
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 3,124 87,503
Comcast Corp., Class
a
A 2,920 90,403
Verizon Communications, Inc. 1,905 95,517
273,423
Electric Utilities — 2.6%
Alliant Energy Corp. 1,177 85,144
American Electric Power Co.,
Inc. 664 88,857
Constellation Energy Corp. 213 70,264
Duke Energy Corp. 665 87,015
Edison International 1,324 98,956
Entergy Corp. 817 87,509
Evergy, Inc. 1,034 86,504
Eversource Energy 1,124 85,660
Exelon Corp. 1,759 87,018
FirstEnergy Corp. 1,717 87,842
NextEra Energy, Inc. 934 87,581
NRG Energy, Inc. 453 81,069
PG&E Corp. 5,050 95,950
Pinnacle West Capital Corp. 879 88,164
PPL Corp. 2,289 89,225
Southern Co. (The) 907 88,324
Xcel Energy, Inc. 1,018 84,860
1,479,942
Electrical Equipment — 1.1%
AMETEK, Inc. 381 91,143
Eaton Corp. plc 218 81,950
Emerson Electric Co. 557 83,968
GE Vernova, Inc. 106 92,602

ULTRA S&P 500 EQUAL WEIGHT :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Generac Holdings, Inc.* 458 $ 103,219
Hubbell, Inc., Class
a
B 169 86,465
Rockwell Automation, Inc. 186 75,786
615,133
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class
a
A 550 80,333
CDW Corp. 508 62,301
Corning, Inc. 809 121,657
Jabil, Inc. 330 87,447
Keysight Technologies, Inc.* 358 110,024
TE Connectivity plc 309 71,116
Teledyne Technologies, Inc.* 146 99,441
Zebra Technologies Corp.,
Class
a
A* 282 63,157
695,476
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class
a
A 1,584 103,372
Halliburton Co. 2,620 94,320
SLB Ltd. 1,904 97,751
295,443
Entertainment — 1.0%
Electronic Arts, Inc. 376 75,414
Live Nation Entertainment, Inc.* 550 89,177
Netflix, Inc.* 823 79,206
Take-Two Interactive Software,
Inc.* 306 64,713
TKO Group Holdings, Inc.,
Class
a
A 389 87,085
Walt Disney Co. (The) 699 74,122
Warner Bros Discovery, Inc.* 2,580 72,679
542,396
Financial Services — 1.4%
Apollo Global Management, Inc. 509 53,241
Berkshire Hathaway, Inc.,
Class
a
B* 154 77,762
Block, Inc., Class
a
A* 1,201 76,504
Corpay, Inc.* 243 78,999
Fidelity National Information
Services, Inc. 1,143 58,247
Fiserv, Inc.* 1,143 71,198
Global Payments, Inc. 946 72,331
Jack Henry & Associates, Inc. 410 66,609
Mastercard, Inc., Class
a
A 139 71,892
PayPal Holdings, Inc. 1,245 57,531
Visa, Inc., Class
a
A 232 74,273
758,587
Food Products — 1.9%
Archer-Daniels-Midland Co. 1,306 90,166
Bunge Global SA 835 100,743
Campbell's Co. (The) 2,697 72,684
Conagra Brands, Inc. 4,362 83,968
General Mills, Inc. 1,665 75,308
Hershey Co. (The) 421 99,474
Hormel Foods Corp. 3,208 82,125
J M Smucker Co. (The) 761 88,238
Investments
Shares Value
Common Stocks (continued)
Kraft Heinz Co. (The) 3,123 $ 76,857
Lamb Weston Holdings, Inc. 1,289 62,117
McCormick & Co., Inc.
(Non-Voting) 1,185 84,182
Mondelez International, Inc.,
Class
a
A 1,413 87,013
Tyson Foods, Inc., Class
a
A 1,320 85,787
1,088,662
Gas Utilities — 0.2%
Atmos Energy Corp. 457 85,363
Ground Transportation — 0.9%
CSX Corp. 2,054 87,685
JB Hunt Transport Services,
Inc. 386 90,096
Norfolk Southern Corp. 258 81,203
Old Dominion Freight Line, Inc. 481 97,667
Uber Technologies, Inc.* 906 68,331
Union Pacific Corp. 321 85,059
510,041
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories 621 72,253
Align Technology, Inc.* 464 88,206
Baxter International, Inc. 4,171 84,963
Becton Dickinson & Co. 487 85,946
Boston Scientific Corp.* 823 63,248
Cooper Cos., Inc. (The)* 941 78,734
Dexcom, Inc.* 1,125 82,609
Edwards Lifesciences Corp.* 909 78,601
GE HealthCare Technologies,
Inc. 903 76,096
Hologic, Inc.* 1,015 76,490
IDEXX Laboratories, Inc.* 110 72,240
Insulet Corp.* 257 63,379
Intuitive Surgical, Inc.* 134 67,470
Medtronic plc 753 73,538
ResMed, Inc. 305 78,159
Solventum Corp.* 927 68,784
STERIS plc 296 74,696
Stryker Corp. 218 84,466
Zimmer Biomet Holdings, Inc. 820 80,721
1,450,599
Health Care Providers & Services — 2.3%
Cardinal Health, Inc. 386 88,483
Cencora, Inc. 221 82,243
Centene Corp.* 1,971 88,458
Cigna Group (The) 292 84,627
CVS Health Corp. 964 77,024
DaVita, Inc.* 643 100,501
Elevance Health, Inc. 220 70,400
HCA Healthcare, Inc. 161 85,282
Henry Schein, Inc.* 1,005 82,802
Humana, Inc. 299 56,971
Labcorp Holdings, Inc. 292 84,423
McKesson Corp. 94 92,813
Molina Healthcare, Inc.* 477 73,482
Quest Diagnostics, Inc. 423 89,638

FEBRUARY 28, 2026 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
UnitedHealth Group, Inc. 230 $ 67,452
Universal Health Services, Inc.,
Class
a
B 341 70,280
1,294,879
Health Care REITs — 0.6%
Alexandria Real Estate Equities,
Inc., REIT 1,636 88,409
Healthpeak Properties, Inc.,
REIT 4,577 80,921
Ventas, Inc., REIT 980 84,437
Welltower, Inc., REIT 396 82,020
335,787
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.,
REIT 4,266 83,571
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class
a
A* 595 80,390
Booking Holdings, Inc. 15 63,590
Carnival Corp. 2,896 91,369
Chipotle Mexican Grill, Inc.,
Class
a
A* 2,246 83,596
Darden Restaurants, Inc. 424 90,672
Domino's Pizza, Inc. 182 73,257
DoorDash, Inc., Class
a
A* 345 60,882
Expedia Group, Inc. 279 60,178
Hilton Worldwide Holdings, Inc. 282 87,922
Las Vegas Sands Corp. 1,145 64,944
Marriott International, Inc.,
Class
a
A 265 90,559
McDonald's Corp. 244 83,219
MGM Resorts International* 2,048 75,489
Norwegian Cruise Line Holdings
Ltd.* 3,958 98,119
Royal Caribbean Cruises Ltd. 294 91,422
Starbucks Corp. 910 89,198
Wynn Resorts Ltd. 616 66,645
Yum! Brands, Inc. 529 88,957
1,440,408
Household Durables — 0.7%
DR Horton, Inc. 488 78,270
Garmin Ltd. 363 91,777
Lennar Corp., Class
a
A 635 72,619
NVR, Inc.* 11 82,696
PulteGroup, Inc. 594 81,497
406,859
Household Products — 0.8%
Church & Dwight Co., Inc. 916 96,052
Clorox Co. (The) 745 94,734
Colgate-Palmolive Co. 980 97,157
Kimberly-Clark Corp. 740 82,466
Procter & Gamble Co. (The) 545 91,124
461,533
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 5,514 95,282
Investments
Shares Value
Common Stocks (continued)
Vistra Corp. 462 $ 80,337
175,619
Industrial Conglomerates — 0.3%
3M Co. 461 76,212
Honeywell International, Inc. 393 95,731
171,943
Industrial REITs — 0.1%
Prologis, Inc., REIT 585 83,403
Insurance — 3.2%
Aflac, Inc. 711 80,293
Allstate Corp. (The) 380 81,518
American International Group,
Inc. 937 75,419
Aon plc, Class
a
A 221 74,139
Arch Capital Group Ltd.* 832 83,325
Arthur J Gallagher & Co. 314 71,655
Assurant, Inc. 341 78,290
Brown & Brown, Inc. 983 70,599
Chubb Ltd. 256 87,260
Cincinnati Financial Corp. 470 77,071
Erie Indemnity Co., Class
a
A 278 74,904
Everest Group Ltd. 240 80,518
Globe Life, Inc. 567 82,362
Hartford Insurance Group, Inc.
(The) 582 81,963
Loews Corp. 744 81,855
Marsh & McLennan Cos., Inc. 419 78,244
MetLife, Inc. 953 68,683
Principal Financial Group, Inc. 841 80,248
Progressive Corp. (The) 341 72,858
Prudential Financial, Inc. 660 64,931
Travelers Cos., Inc. (The) 274 84,567
W R Berkley Corp. 1,125 80,662
Willis Towers Watson plc 240 73,241
1,784,605
Interactive Media & Services — 0.4%
Alphabet, Inc., Class
a
A 129 40,217
Alphabet, Inc., Class
a
C 107 33,323
Match Group, Inc. 2,249 71,068
Meta Platforms, Inc., Class
a
A 119 77,134
221,742
IT Services — 0.9%
Accenture plc, Class
a
A 281 58,650
Akamai Technologies, Inc.* 881 86,682
Cognizant Technology Solutions
Corp., Class
a
A 917 59,082
EPAM Systems, Inc.* 360 50,760
Gartner, Inc.* 328 51,562
GoDaddy, Inc., Class
a
A* 592 51,599
International Business
Machines Corp. 242 58,131
VeriSign, Inc. 312 71,117
487,583

ULTRA S&P 500 EQUAL WEIGHT :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.2%
Hasbro, Inc. 924 $ 92,021
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. 531 64,453
Bio-Techne Corp. 1,253 73,927
Charles River Laboratories
International, Inc.* 393 70,147
Danaher Corp. 329 69,300
IQVIA Holdings, Inc.* 341 60,974
Mettler-Toledo International,
Inc.* 52 71,068
Revvity, Inc. 737 72,454
Thermo Fisher Scientific, Inc. 130 67,744
Waters Corp.* 187 59,724
West Pharmaceutical Services,
Inc. 287 72,996
682,787
Machinery — 2.6%
Caterpillar, Inc. 126 93,597
Cummins, Inc. 143 83,493
Deere & Co. 161 101,383
Dover Corp. 391 88,170
Fortive Corp. 1,388 82,170
IDEX Corp. 431 90,282
Illinois Tool Works, Inc. 303 88,061
Ingersoll Rand, Inc. 938 88,303
Nordson Corp. 320 93,901
Otis Worldwide Corp. 865 80,064
PACCAR, Inc. 668 84,228
Parker-Hannifin Corp. 85 85,780
Pentair plc 724 71,814
Snap-on, Inc. 221 85,134
Stanley Black & Decker, Inc. 1,006 87,009
Westinghouse Air Brake
Technologies Corp. 353 93,174
Xylem, Inc. 551 71,388
1,467,951
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 357 83,763
Fox Corp., Class
a
A 653 36,790
Fox Corp., Class
a
B 465 24,055
News Corp., Class
a
A 2,124 51,592
News Corp., Class
a
B 700 18,746
Omnicom Group, Inc. 984 83,925
Paramount Skydance Corp.,
Class
a
B(a) 5,169 69,833
Trade Desk, Inc. (The), Class
a
A* 1,941 46,235
414,939
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. 1,637 111,447
Newmont Corp. 807 104,910
Nucor Corp. 465 82,249
Steel Dynamics, Inc. 445 85,943
384,549
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 1.5%
Ameren Corp. 778 $ 88,132
CenterPoint Energy, Inc. 2,031 88,349
CMS Energy Corp. 1,089 85,018
Consolidated Edison, Inc. 798 89,791
Dominion Energy, Inc. 1,310 82,713
DTE Energy Co. 583 86,424
NiSource, Inc. 1,841 87,079
Public Service Enterprise
Group, Inc. 967 83,230
Sempra 853 82,118
WEC Energy Group, Inc. 736 86,083
858,937
Office REITs — 0.1%
BXP, Inc., REIT 1,084 62,417
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. 2,891 87,800
Chevron Corp. 501 93,567
ConocoPhillips 786 89,179
Coterra Energy, Inc. 2,817 86,172
Devon Energy Corp. 1,979 86,146
Diamondback Energy, Inc. 477 83,036
EOG Resources, Inc. 682 84,622
EQT Corp. 1,330 81,689
Expand Energy Corp. 655 70,688
Exxon Mobil Corp. 638 97,295
Kinder Morgan, Inc. 2,860 95,152
Marathon Petroleum Corp. 395 78,293
Occidental Petroleum Corp. 1,821 96,659
ONEOK, Inc. 1,030 85,253
Phillips 66 529 81,641
Targa Resources Corp. 413 97,385
Texas Pacific Land Corp. 255 133,694
Valero Energy Corp. 432 88,404
Williams Cos., Inc. (The) 1,260 94,147
1,710,822
Passenger Airlines — 0.4%
Delta Air Lines, Inc. 1,091 71,679
Southwest Airlines Co. 1,909 94,037
United Airlines Holdings, Inc.* 707 75,154
240,870
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The),
Class
a
A 710 77,724
Kenvue, Inc. 4,394 84,013
161,737
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co. 1,486 92,682
Eli Lilly & Co. 76 79,951
Johnson & Johnson 370 91,919
Merck & Co., Inc. 779 96,456
Pfizer, Inc. 2,950 81,567
Viatris, Inc. 6,559 97,926

FEBRUARY 28, 2026 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Zoetis, Inc., Class
a
A 647 $ 84,822
625,323
Professional Services — 1.0%
Automatic Data Processing, Inc. 296 63,450
Broadridge Financial Solutions,
Inc. 334 62,081
Equifax, Inc. 354 73,972
Jacobs Solutions, Inc. 565 77,891
Leidos Holdings, Inc. 402 70,390
Paychex, Inc. 672 62,933
Paycom Software, Inc. 466 58,637
Verisk Analytics, Inc., Class
a
A 355 73,687
543,041
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 483 71,320
CoStar Group, Inc.* 1,119 49,941
121,261
Residential REITs — 1.0%
AvalonBay Communities, Inc.,
REIT 431 76,386
Camden Property Trust, REIT 740 80,172
Equity Residential, REIT 1,256 79,392
Essex Property Trust, Inc., REIT 301 76,788
Invitation Homes, Inc., REIT 2,872 75,648
Mid-America Apartment
Communities, Inc., REIT 574 76,836
UDR, Inc., REIT 2,158 80,925
546,147
Retail REITs — 0.8%
Federal Realty Investment Trust,
REIT 780 84,841
Kimco Realty Corp., REIT 3,795 89,372
Realty Income Corp., REIT 1,344 90,048
Regency Centers Corp., REIT 1,132 89,428
Simon Property Group, Inc.,
REIT 418 85,209
438,898
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.* 343 68,672
Analog Devices, Inc. 271 96,419
Applied Materials, Inc. 277 103,127
Broadcom, Inc. 185 59,117
First Solar, Inc.* 292 57,583
Intel Corp.* 1,867 85,154
KLA Corp. 60 91,473
Lam Research Corp. 453 105,952
Microchip Technology, Inc. 1,119 83,522
Micron Technology, Inc. 290 119,587
Monolithic Power Systems, Inc. 77 87,991
NVIDIA Corp. 412 73,002
NXP Semiconductors NV 328 74,459
ON Semiconductor Corp.* 1,379 91,676
Qnity Electronics, Inc. 883 111,929
QUALCOMM, Inc. 416 59,222
Skyworks Solutions, Inc. 1,104 65,777
Investments
Shares Value
Common Stocks (continued)
Teradyne, Inc. 374 $ 119,691
Texas Instruments, Inc. 417 88,450
1,642,803
Software — 2.3%
Adobe, Inc.* 219 57,468
AppLovin Corp., Class
a
A* 110 47,825
Autodesk, Inc.* 253 62,205
Cadence Design Systems, Inc.* 222 66,911
Crowdstrike Holdings, Inc.,
Class
a
A* 144 53,565
Datadog, Inc., Class
a
A* 502 56,204
Fair Isaac Corp.* 46 64,831
Fortinet, Inc.* 930 73,498
Gen Digital, Inc. 2,767 62,451
Intuit, Inc. 117 47,856
Microsoft Corp. 158 62,053
Oracle Corp. 341 49,581
Palantir Technologies, Inc.,
Class
a
A* 403 55,288
Palo Alto Networks, Inc.* 397 59,121
PTC, Inc.* 433 67,803
Roper Technologies, Inc. 172 60,154
Salesforce, Inc. 290 56,489
ServiceNow, Inc.* 446 48,172
Synopsys, Inc.* 159 65,826
Trimble, Inc.* 926 61,922
Tyler Technologies, Inc.* 166 58,879
Workday, Inc., Class
a
A* 341 45,612
1,283,714
Specialized REITs — 1.5%
American Tower Corp., REIT 421 80,773
Crown Castle, Inc., REIT 837 74,945
Digital Realty Trust, Inc., REIT 480 85,056
Equinix, Inc., REIT 105 102,297
Extra Space Storage, Inc., REIT 584 88,202
Iron Mountain, Inc., REIT 891 96,522
Public Storage, REIT 286 87,819
SBA Communications Corp.,
Class
a
A, REIT 400 80,464
VICI Properties, Inc., Class
a
A,
REIT 2,743 82,866
Weyerhaeuser Co., REIT 3,302 80,998
859,942
Specialty Retail — 1.5%
AutoZone, Inc.* 24 90,134
Best Buy Co., Inc. 1,025 63,519
Carvana Co., Class
a
A* 162 54,134
Home Depot, Inc. (The) 220 83,758
Lowe's Cos., Inc. 306 80,959
O'Reilly Automotive, Inc.* 814 76,418
Ross Stores, Inc. 417 85,752
TJX Cos., Inc. (The) 486 78,567
Tractor Supply Co. 1,443 74,805
Ulta Beauty, Inc.* 129 88,338
Williams-Sonoma, Inc. 405 83,288
859,672

ULTRA S&P 500 EQUAL WEIGHT :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc. 274 $ 72,385
Dell Technologies, Inc., Class
a
C 542 80,260
Hewlett Packard Enterprise Co. 3,015 64,732
HP, Inc. 2,988 56,742
NetApp, Inc. 639 63,280
Sandisk Corp.* 325 206,492
Seagate Technology Holdings
plc 254 103,591
Super Micro Computer, Inc.* 2,180 70,610
Western Digital Corp. 417 116,635
834,727
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.* 753 88,304
Lululemon Athletica, Inc.* 403 74,624
NIKE, Inc., Class
a
B 1,158 72,004
Ralph Lauren Corp., Class
a
A 215 77,959
Tapestry, Inc. 649 100,900
413,791
Tobacco — 0.3%
Altria Group, Inc. 1,295 89,407
Philip Morris International, Inc. 507 94,723
184,130
Trading Companies & Distributors — 0.5%
Fastenal Co. 1,860 85,634
United Rentals, Inc. 94 78,960
WW Grainger, Inc. 76 87,000
251,594
Water Utilities — 0.1%
American Water Works Co., Inc. 590 80,258
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 392 85,099
Total Common Stocks
(Cost $35,941,136)
40,442,320
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (c)
(Cost $50,888) 50,888 $ 50,888
Principal
Amount
Short-Term Investments — 4 .4%
Repurchase Agreements (d) — 4 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,461,647
(Cost $2,460,916) $ 2,460,916
2,460,916
Total Investments — 76.6%
(Cost $38,452,940) 42,954,124
Other assets less liabilities — 23.4% 13,089,601
Net Assets — 100.0% $ 56,043,725
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $59,782, collateralized in the form of cash with a
value of $50,888 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $50,888.
(c) Rate shown is the 7-day yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra S&P 500 Equal Weight had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
51,335,643 1/12/2027 Bank of America NA 4.84% S&P 500 Equal Weighted Index 3,912,027
1,003,167 3/8/2027 Barclays Bank PLC 4.62% S&P 500 Equal Weighted Index 601
19,308,901 3/8/2027 Societe Generale 4.54% S&P 500 Equal Weighted Index 467,045
71,647,711 4,379,673
Total Unrealized
Appreciation
4,379,673
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Investments
Shares Value
Common Stocks (a) — 49 .9%
Semiconductors & Semiconductor Equipment — 49.9%
Advanced Micro Devices, Inc.* 159,179 $ 31,869,228
Allegro MicroSystems, Inc.* 12,132 442,454
Amkor Technology, Inc. 11,120 531,758
Analog Devices, Inc. 48,114 17,118,480
Applied Materials, Inc. 77,909 29,005,521
Astera Labs, Inc.* 12,876 1,530,055
Broadcom, Inc. 461,793 147,565,953
Cirrus Logic, Inc.* 4,988 703,907
Credo Technology Group
Holding Ltd.* 14,911 1,674,058
Enphase Energy, Inc.* 12,797 540,929
Entegris, Inc. 14,821 1,963,041
GLOBALFOUNDRIES, Inc.* 10,315 490,478
Intel Corp.* 438,457 19,998,024
KLA Corp. 12,862 19,608,762
Lam Research Corp. 122,816 28,725,434
Lattice Semiconductor Corp.* 13,371 1,278,535
MACOM Technology Solutions
Holdings, Inc.* 6,264 1,554,224
Marvell Technology, Inc. 84,352 6,890,715
Microchip Technology, Inc. 52,850 3,944,724
Micron Technology, Inc. 109,434 45,127,299
MKS, Inc. 6,567 1,605,369
Monolithic Power Systems, Inc. 4,687 5,356,022
NVIDIA Corp. 2,375,858 420,978,279
NXP Semiconductors NV 24,566 5,576,728
ON Semiconductor Corp.* 39,355 2,616,320
Onto Innovation, Inc.* 4,793 1,034,761
Qnity Electronics, Inc. 20,484 2,596,552
Qorvo, Inc.* 8,220 681,438
QUALCOMM, Inc. 104,720 14,907,939
Rambus, Inc.* 10,533 1,049,719
Silicon Laboratories, Inc.* 3,213 657,155
Skyworks Solutions, Inc. 14,530 865,697
Teradyne, Inc. 15,321 4,903,180
Texas Instruments, Inc. 88,851 18,846,186
Universal Display Corp. 4,328 461,754
Total Common Stocks
(Cost $775,743,577)
842,700,678
Exchange Traded Funds (a) — 38 .6%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $650,260,000) 6,500,000 650,715,000
Principal
Amount
Short-Term Investments — 12 .9%
Repurchase Agreements (d) — 4 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $83,484,968
(Cost $83,460,218) $ 83,460,218
83,460,218
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 8 .0%
U.S. Treasury Bills
3.66%, 3/5/2026 (e)
(Cost $133,446,222) $ 133,500,000 $ 133,459,449
Total Short-Term Investments
(Cost $216,906,440) 216,919,667
Total Investments — 101.4%
(Cost $1,642,910,017) 1,710,335,345
Liabilities in excess of other assets — (1.4%) (23,118,455)
Net Assets — 100.0% $ 1,687,216,890
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $340,496,199.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.

ULTRA SEMICONDUCTORS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 650,260,000 – – 455,000 650,715,000 6,500,000 –
Swap Agreements
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
433,145,822 1/6/2028 Bank of America NA 4.74%
Dow Jones U.S.
Semiconductors
SM
Index
c
(11,431,528)
51,861,164 11/15/2027 Barclays Bank PLC 4.59%
Dow Jones U.S.
Semiconductors
SM
Index
c
(17,766,287)
418,805,533 11/15/2027 BNP Paribas 4.54%
Dow Jones U.S.
Semiconductors
SM
Index
c
2,453,139
292,478,534 1/6/2028 Citibank NA 4.69%
Dow Jones U.S.
Semiconductors
SM
Index
c
(5,488,169)
3,772,245 3/6/2026 Goldman Sachs International 4.39%
Dow Jones U.S.
Semiconductors
SM
Index
c
(26,870,961)
168,973,520 1/6/2028 J.P. Morgan Securities, LLC 4.44%
Dow Jones U.S.
Semiconductors
SM
Index
c
(4,472,146)
411,894,551 1/6/2028
Morgan Stanley & Co.
International plc 4.49%
Dow Jones U.S.
Semiconductors
SM
Index
c
(11,916,072)
251,070,231 1/6/2028 Societe Generale 4.84%
Dow Jones U.S.
Semiconductors
SM
Index
c
(6,628,360)
504,732,081 1/6/2028 UBS AG 4.44%
Dow Jones U.S.
Semiconductors
SM
Index
c
(13,307,877)
2,536,733,681 (95,428,261)
Total Unrealized
Appreciation
2,453,139
Total Unrealized
Depreciation
(97,881,400)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks — 69 .8%
Aerospace & Defense — 0.9%
AAR Corp.* 428 $ 50,149
Mercury Systems, Inc.* 579 51,548
Moog, Inc., Class
a
A 311 104,941
National Presto Industries, Inc. 58 7,652
214,290
Air Freight & Logistics — 0.1%
Forward Air Corp.* 243 6,145
Hub Group, Inc., Class
a
A 664 28,599
34,744
Automobile Components — 1.1%
Adient plc* 868 21,110
Dana, Inc. 1,280 43,827
Dauch Corp.* 2,561 16,903
Dorman Products, Inc.* 305 35,947
Fox Factory Holding Corp.* 458 7,713
Gentherm, Inc.* 334 10,945
LCI Industries 265 35,298
Patrick Industries, Inc. 365 45,183
Phinia, Inc. 421 30,577
Standard Motor Products, Inc. 229 9,087
XPEL, Inc.*(a) 276 11,763
268,353
Automobiles — 0.0%(b)
Winnebago Industries, Inc. 309 12,326
Banks — 5.9%
Ameris Bancorp 701 54,440
Atlantic Union Bankshares
Corp. 1,561 57,851
Axos Financial, Inc.* 621 53,915
Banc of California, Inc. 1,471 27,169
BancFirst Corp. 226 24,860
Bancorp, Inc. (The)* 481 25,248
Bank of Hawaii Corp. 436 33,036
BankUnited, Inc. 823 38,434
Banner Corp. 373 21,951
Beacon Financial Corp. 919 27,331
Capitol Federal Financial, Inc. 1,333 9,571
Cathay General Bancorp 745 37,034
Central Pacific Financial Corp. 294 9,364
City Holding Co. 158 18,955
Community Financial System,
Inc. 577 34,937
Customers Bancorp, Inc.* 348 23,469
CVB Financial Corp. 1,409 27,095
Dime Community Bancshares,
Inc. 447 14,460
Eagle Bancorp, Inc. 303 7,711
FB Financial Corp. 442 24,173
First Bancorp 1,719 36,322
First Bancorp 454 25,783
First Commonwealth Financial
Corp. 1,133 19,862
First Financial Bancorp 1,134 31,831
First Hawaiian, Inc. 1,356 33,575
Investments
Shares Value
Common Stocks (continued)
First Interstate BancSystem,
Inc., Class
a
A 981 $ 33,952
Fulton Financial Corp. 1,979 40,471
Hanmi Financial Corp. 325 8,486
Heritage Financial Corp. 372 9,825
Hilltop Holdings, Inc. 470 17,592
Hope Bancorp, Inc. 1,404 15,809
Independent Bank Corp. 543 42,392
Lakeland Financial Corp. 280 16,265
National Bank Holdings Corp.,
Class
a
A 414 16,556
NBT Bancorp, Inc. 573 24,479
Northwest Bancshares, Inc. 1,601 19,932
OFG Bancorp 482 19,319
Park National Corp. 157 25,831
Pathward Financial, Inc. 250 22,698
Preferred Bank 124 10,877
Provident Financial Services,
Inc. 1,431 30,108
Renasant Corp. 1,041 39,194
S&T Bancorp, Inc. 419 17,518
Seacoast Banking Corp. of
Florida 1,061 33,018
ServisFirst Bancshares, Inc. 551 44,637
Simmons First National Corp.,
Class
a
A 1,586 31,577
Southside Bancshares, Inc. 310 9,709
Stellar Bancorp, Inc. 505 19,018
Tompkins Financial Corp. 139 10,663
Triumph Financial, Inc.* 247 13,797
TrustCo Bank Corp. 202 8,761
Trustmark Corp. 657 27,982
United Community Banks, Inc. 1,332 42,850
WaFd, Inc. 863 26,891
Westamerica Bancorp 273 13,827
WSFS Financial Corp. 599 38,043
1,450,454
Beverages — 0.0%(b)
National Beverage Corp.* 256 9,306
Biotechnology — 2.2%
ACADIA Pharmaceuticals, Inc.* 1,372 33,696
ADMA Biologics, Inc.* 2,608 40,607
Alkermes plc* 1,809 54,451
Apellis Pharmaceuticals, Inc.* 1,123 23,538
Arcus Biosciences, Inc.* 935 19,046
Catalyst Pharmaceuticals, Inc.* 1,266 29,219
Krystal Biotech, Inc.* 283 78,006
Myriad Genetics, Inc.* 1,021 4,707
Protagonist Therapeutics, Inc.* 644 59,300
PTC Therapeutics, Inc.* 880 60,007
Sarepta Therapeutics, Inc.* 1,148 19,240
TG Therapeutics, Inc.* 1,490 44,834
Veracyte, Inc.* 866 31,687
Vericel Corp.* 554 19,767
Vir Biotechnology, Inc.* 1,037 9,426
Xencor, Inc.* 782 9,986
537,517

ULTRA SMALLCAP600 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 0.3%
Etsy, Inc.* 1,081 $ 59,325
Kohl's Corp. 1,228 20,103
79,428
Building Products — 1.8%
American Woodmark Corp.* 160 8,016
Apogee Enterprises, Inc. 236 9,398
Armstrong World Industries, Inc. 473 82,065
AZZ, Inc. 329 44,737
CSW Industrials, Inc. 183 53,862
Gibraltar Industries, Inc.* 324 14,736
Griffon Corp. 428 36,483
Hayward Holdings, Inc.* 2,186 34,976
Insteel Industries, Inc. 213 7,941
Masterbrand, Inc.* 1,389 14,057
Quanex Building Products
Corp. 500 10,265
Resideo Technologies, Inc.* 1,509 58,398
Zurn Elkay Water Solutions
Corp. 1,632 83,199
458,133
Capital Markets — 2.2%
Acadian Asset Management,
Inc. 290 15,619
Artisan Partners Asset
Management, Inc., Class
a
A 772 31,096
BGC Group, Inc., Class
a
A 3,937 37,480
Cohen & Steers, Inc. 302 20,195
Donnelley Financial Solutions,
Inc.* 291 14,480
MarketAxess Holdings, Inc. 407 78,144
Moelis & Co., Class
a
A 811 48,141
Piper Sandler Cos. 182 53,790
PJT Partners, Inc., Class
a
A 266 39,283
StepStone Group, Inc., Class
a
A 798 34,426
StoneX Group, Inc.* 509 64,898
Victory Capital Holdings, Inc.,
Class
a
A 526 36,389
Virtu Financial, Inc., Class
a
A 871 36,068
Virtus Investment Partners, Inc. 70 9,685
WisdomTree, Inc. 1,259 21,541
541,235
Chemicals — 2.9%
Balchem Corp. 355 64,408
Celanese Corp., Class
a
A 1,200 59,928
Chemours Co. (The) 1,641 29,932
Eastman Chemical Co. 1,250 94,388
Element Solutions, Inc. 2,492 87,444
FMC Corp. 1,369 20,179
Hawkins, Inc. 229 34,144
HB Fuller Co. 593 38,972
Ingevity Corp.* 394 28,380
Innospec, Inc. 271 20,753
Koppers Holdings, Inc. 215 8,127
Minerals Technologies, Inc. 341 24,081
Quaker Chemical Corp. 150 22,055
Investments
Shares Value
Common Stocks (continued)
Sensient Technologies Corp. 465 $ 47,211
Solstice Advanced Materials,
Inc. 1,739 136,529
Stepan Co. 235 11,959
728,490
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. 671 29,859
Brady Corp., Class
a
A 477 44,046
Casella Waste Systems, Inc.,
Class
a
A* 685 63,815
CoreCivic, Inc.* 1,146 20,261
Deluxe Corp. 493 13,681
Enviri Corp.* 884 16,734
GEO Group, Inc. (The)* 1,498 22,530
Healthcare Services Group,
Inc.* 772 16,806
HNI Corp. 754 33,900
Interface, Inc., Class
a
A 640 20,154
Liquidity Services, Inc.* 260 8,219
MillerKnoll, Inc. 751 15,125
OPENLANE, Inc.* 1,164 33,186
Pitney Bowes, Inc. 1,622 17,404
UniFirst Corp. 160 37,571
Vestis Corp.* 1,228 9,664
402,955
Communications Equipment — 1.0%
Calix, Inc.* 661 34,220
Digi International, Inc.* 407 19,870
Extreme Networks, Inc.* 1,465 20,480
Harmonic, Inc.* 1,230 13,075
NetScout Systems, Inc.* 751 21,937
Viasat, Inc.* 1,482 67,846
Viavi Solutions, Inc.* 2,445 72,641
250,069
Construction & Engineering — 1.5%
Arcosa, Inc. 537 57,717
Everus Construction Group,
Inc.* 559 67,566
Granite Construction, Inc. 478 64,272
MYR Group, Inc.* 170 45,893
Primoris Services Corp. 592 89,226
WillScot Holdings Corp. 1,993 43,069
367,743
Consumer Finance — 0.6%
Bread Financial Holdings, Inc. 500 35,430
Encore Capital Group, Inc.* 244 16,663
Enova International, Inc.* 272 37,822
EZCORP, Inc., Class
a
A* 635 16,846
Navient Corp. 737 6,478
PRA Group, Inc.* 427 6,725
PROG Holdings, Inc. 433 15,246
World Acceptance Corp.* 32 4,316
139,526
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 368 24,027

FEBRUARY 28, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Chefs' Warehouse, Inc. (The)* 397 $ 28,342
Grocery Outlet Holding Corp.* 1,075 10,621
PriceSmart, Inc. 277 42,830
United Natural Foods, Inc.* 665 25,409
131,229
Containers & Packaging — 0.4%
O-I Glass, Inc.* 1,683 22,552
Sealed Air Corp. 1,612 67,511
90,063
Distributors — 0.4%
LKQ Corp. 2,804 92,840
Diversified Consumer Services — 1.1%
ADT, Inc. 5,592 44,848
Covista, Inc.* 398 39,004
Frontdoor, Inc.* 790 54,170
Matthews International Corp.,
Class
a
A 337 8,907
Mister Car Wash, Inc.* 1,077 7,668
OneSpaWorld Holdings Ltd. 1,113 23,963
Perdoceo Education Corp. 662 22,078
Strategic Education, Inc. 255 20,981
Stride, Inc.* 474 39,996
261,615
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 797 16,570
American Assets Trust, Inc.,
REIT 517 10,092
Armada Hoffler Properties, Inc.,
REIT 878 5,487
Essential Properties Realty
Trust, Inc., REIT 2,171 73,684
Global Net Lease, Inc., REIT 2,160 20,347
126,180
Diversified Telecommunication Services — 0.5%
Cogent Communications
Holdings, Inc. 520 9,755
Iridium Communications, Inc. 1,148 27,495
Lumen Technologies, Inc.* 10,344 73,546
Shenandoah
Telecommunications Co. 499 6,801
Uniti Group, Inc. 1,964 14,376
131,973
Electric Utilities — 0.4%
Hawaiian Electric Industries,
Inc.* 1,891 29,291
MGE Energy, Inc. 400 32,808
Otter Tail Corp. 459 39,061
101,160
Electrical Equipment — 0.6%
Powell Industries, Inc. 103 53,931
Sunrun, Inc.* 2,542 33,681
Vicor Corp.* 249 50,149
137,761
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 2.5%
Arlo Technologies, Inc.* 1,161 $ 18,216
Badger Meter, Inc. 323 49,235
Benchmark Electronics, Inc. 391 22,604
CTS Corp. 318 16,746
ePlus, Inc. 287 23,149
Insight Enterprises, Inc.* 339 28,327
Itron, Inc.* 502 47,163
Knowles Corp.* 933 25,350
Mirion Technologies, Inc.,
Class
a
A* 2,715 58,671
OSI Systems, Inc.* 175 49,910
PC Connection, Inc. 124 7,558
Plexus Corp.* 296 57,462
Ralliant Corp. 1,236 56,720
Rogers Corp.* 183 19,733
Sanmina Corp.* 598 92,846
ScanSource, Inc.* 221 8,128
Vishay Intertechnology, Inc. 1,353 25,328
607,146
Energy Equipment & Services — 1.9%
Archrock, Inc. 1,921 67,869
Atlas Energy Solutions, Inc.,
Class
a
A 842 8,108
Bristow Group, Inc., Class
a
A* 276 13,165
Cactus, Inc., Class
a
A 754 40,716
Core Laboratories, Inc. 510 8,971
Helix Energy Solutions Group,
Inc.* 1,499 13,776
Helmerich & Payne, Inc. 1,089 38,355
Innovex International, Inc.* 423 11,146
Kodiak Gas Services, Inc. 911 49,713
Liberty Energy, Inc., Class
a
A 1,775 49,860
Noble Corp. plc 1,375 62,466
Oceaneering International, Inc.* 1,093 38,802
Patterson-UTI Energy, Inc. 3,781 32,176
RPC, Inc. 974 5,659
Tidewater, Inc.* 505 40,107
480,889
Entertainment — 0.4%
Cinemark Holdings, Inc. 1,131 31,939
Madison Square Garden Sports
Corp.* 197 65,337
97,276
Financial Services — 1.5%
Enact Holdings, Inc. 316 13,221
EVERTEC, Inc. 701 19,845
HA Sustainable Infrastructure
Capital, Inc. 1,381 50,434
Jackson Financial, Inc., Class
a
A 745 81,563
Merchants Bancorp 316 13,360
NCR Atleos Corp.* 810 35,867
NMI Holdings, Inc., Class
a
A* 842 33,099
Payoneer Global, Inc.* 3,163 13,664
Radian Group, Inc. 1,484 51,228
Sezzle, Inc.* 187 13,642

ULTRA SMALLCAP600 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Walker & Dunlop, Inc. 373 $ 17,162
Western Union Co. (The)(c) 3,482 33,532
376,617
Food Products — 0.7%
Cal-Maine Foods, Inc. 499 43,468
Fresh Del Monte Produce, Inc. 361 15,498
Freshpet, Inc.* 535 45,181
J & J Snack Foods Corp. 171 14,887
John B Sanfilippo & Son, Inc. 99 8,178
Simply Good Foods Co. (The)* 1,007 17,179
Tootsie Roll Industries, Inc. 215 9,080
Vital Farms, Inc.* 407 8,584
162,055
Gas Utilities — 0.4%
Chesapeake Utilities Corp. 259 35,216
MDU Resources Group, Inc. 2,239 46,303
Northwest Natural Holding Co. 455 24,133
105,652
Ground Transportation — 0.5%
ArcBest Corp. 247 25,357
Heartland Express, Inc. 501 5,526
Hertz Global Holdings, Inc.(c) 1,366 6,202
Marten Transport Ltd. 634 8,616
RXO, Inc.* 1,798 28,696
Schneider National, Inc.,
Class
a
B 546 15,495
Werner Enterprises, Inc. 656 23,019
112,911
Health Care Equipment & Supplies — 2.2%
Artivion, Inc.* 457 17,594
Avanos Medical, Inc.* 509 7,177
CONMED Corp. 339 15,594
Embecta Corp. 641 6,577
Enovis Corp.* 627 15,970
Glaukos Corp.* 629 75,732
ICU Medical, Inc.* 270 40,657
Inspire Medical Systems, Inc.* 290 18,708
Integer Holdings Corp.* 384 33,285
Integra LifeSciences Holdings
Corp.* 734 8,353
LeMaitre Vascular, Inc. 229 24,773
Merit Medical Systems, Inc.* 650 50,167
Neogen Corp.* 2,381 26,739
Omnicell, Inc.* 492 20,221
QuidelOrtho Corp.* 744 16,918
STAAR Surgical Co.* 545 10,845
Tandem Diabetes Care, Inc.* 743 18,798
Teleflex, Inc. 484 59,077
TransMedics Group, Inc.* 374 54,327
UFP Technologies, Inc.* 84 17,689
539,201
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.* 1,011 23,698
AdaptHealth Corp., Class
a
A* 1,176 10,760
Investments
Shares Value
Common Stocks (continued)
Addus HomeCare Corp.* 200 $ 20,706
AMN Healthcare Services, Inc.* 421 8,201
Astrana Health, Inc.* 473 9,616
BrightSpring Health Services,
Inc.* 1,245 51,580
Concentra Group Holdings
Parent, Inc. 1,307 31,316
CorVel Corp.* 342 17,640
National HealthCare Corp. 136 22,236
NeoGenomics, Inc.* 1,418 13,939
Pediatrix Medical Group, Inc.* 922 18,302
Privia Health Group, Inc.* 1,267 30,091
Progyny, Inc.* 878 15,532
RadNet, Inc.* 761 53,126
Select Medical Holdings Corp. 1,207 18,069
US Physical Therapy, Inc. 167 13,854
358,666
Health Care REITs — 0.6%
CareTrust REIT, Inc. 2,447 99,397
LTC Properties, Inc., REIT 522 20,713
Medical Properties Trust, Inc.,
REIT(c) 5,404 31,127
Universal Health Realty Income
Trust, REIT 140 6,107
157,344
Health Care Technology — 0.2%
Certara, Inc.* 1,309 9,268
HealthStream, Inc. 260 5,520
Schrodinger, Inc.* 615 7,417
Waystar Holding Corp.* 1,258 32,267
54,472
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. 2,411 29,559
DiamondRock Hospitality Co.,
REIT 2,232 22,409
Pebblebrook Hotel Trust, REIT 1,245 15,973
Ryman Hospitality Properties,
Inc., REIT 690 68,137
Summit Hotel Properties, Inc.,
REIT 1,160 5,232
Sunstone Hotel Investors, Inc.,
REIT 2,081 19,312
Xenia Hotels & Resorts, Inc.,
REIT 1,039 15,876
176,498
Hotels, Restaurants & Leisure — 1.6%
BJ's Restaurants, Inc.* 232 8,814
Bloomin' Brands, Inc. 840 5,141
Brinker International, Inc.* 487 72,173
Caesars Entertainment, Inc.* 2,236 56,012
Cheesecake Factory, Inc. (The)
(c) 502 32,520
Cracker Barrel Old Country
Store, Inc.(c) 244 7,984
Dave & Buster's Entertainment,
Inc.* 296 4,357

FEBRUARY 28, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Golden Entertainment, Inc. 215 $ 6,213
Marriott Vacations Worldwide
Corp. 303 19,698
Monarch Casino & Resort, Inc. 136 13,070
Papa John's International, Inc. 359 11,255
Penn Entertainment, Inc.* 1,400 21,896
Pursuit Attractions and
Hospitality, Inc.* 236 8,203
Red Rock Resorts, Inc., Class
a
A 532 32,213
Sabre Corp.* 4,326 5,105
Shake Shack, Inc., Class
a
A* 441 42,340
Six Flags Entertainment Corp.* 1,112 18,937
United Parks & Resorts, Inc.* 299 10,402
Wendy's Co. (The)(c) 1,731 13,259
389,592
Household Durables — 2.2%
Cavco Industries, Inc.* 86 49,644
Century Communities, Inc. 280 18,824
Champion Homes, Inc.* 612 57,210
Dream Finders Homes, Inc.,
Class
a
A* 315 5,692
Ethan Allen Interiors, Inc. 254 5,786
Green Brick Partners, Inc.* 334 24,602
Installed Building Products, Inc. 248 81,284
La-Z-Boy, Inc. 451 16,110
Leggett & Platt, Inc. 1,484 17,333
LGI Homes, Inc.* 223 11,574
M/I Homes, Inc.* 286 40,658
Meritage Homes Corp. 771 58,149
Mohawk Industries, Inc.* 569 71,279
Newell Brands, Inc. 4,593 20,898
Sonos, Inc.* 1,324 20,390
Tri Pointe Homes, Inc.* 942 43,615
543,048
Household Products — 0.4%
Central Garden & Pet Co.* 89 3,488
Central Garden & Pet Co.,
Class
a
A* 566 19,550
Energizer Holdings, Inc. 666 14,379
Reynolds Consumer Products,
Inc. 599 14,861
WD-40 Co. 148 35,253
87,531
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 379 13,652
Clearway Energy, Inc., Class
a
C 930 35,628
49,280
Industrial REITs — 0.5%
Innovative Industrial Properties,
Inc., REIT 307 16,259
LXP Industrial Trust, REIT 648 32,115
Terreno Realty Corp., REIT 1,133 74,846
123,220
Insurance — 1.5%
AMERISAFE, Inc. 207 6,734
Investments
Shares Value
Common Stocks (continued)
Assured Guaranty Ltd. 475 $ 40,950
Employers Holdings, Inc. 246 10,172
Genworth Financial, Inc.,
Class
a
A* 4,376 36,933
Goosehead Insurance, Inc.,
Class
a
A* 273 14,797
HCI Group, Inc. 118 20,817
Horace Mann Educators Corp. 446 19,405
Lincoln National Corp. 1,852 63,524
Mercury General Corp. 291 26,359
Palomar Holdings, Inc.* 290 35,876
ProAssurance Corp.* 563 13,822
Safety Insurance Group, Inc. 163 12,654
SiriusPoint Ltd.* 1,139 24,078
Stewart Information Services
Corp. 307 21,794
Trupanion, Inc.* 369 9,793
United Fire Group, Inc. 240 9,326
367,034
Interactive Media & Services — 0.5%
Angi, Inc., Class
a
A* 392 3,050
Cargurus, Inc., Class
a
A* 890 27,323
Cars.com, Inc.* 609 5,201
IAC, Inc.* 714 27,360
QuinStreet, Inc.* 622 7,290
Shutterstock, Inc. 265 4,452
TripAdvisor, Inc.* 1,281 12,951
Yelp, Inc., Class
a
A* 640 14,265
Ziff Davis, Inc.* 433 11,726
113,618
IT Services — 0.3%
DigitalOcean Holdings, Inc.* 752 42,157
DXC Technology Co.* 1,908 24,022
Grid Dynamics Holdings, Inc.* 725 4,894
71,073
Leisure Products — 0.2%
Acushnet Holdings Corp. 302 30,903
Callaway Golf Co.* 1,531 21,526
52,429
Life Sciences Tools & Services — 0.2%
Azenta, Inc.* 447 12,060
BioLife Solutions, Inc.* 427 10,333
Cytek Biosciences, Inc.* 1,205 5,398
Fortrea Holdings, Inc.* 1,012 10,849
38,640
Machinery — 3.2%
Alamo Group, Inc. 118 25,197
Albany International Corp.,
Class
a
A 314 18,102
Astec Industries, Inc. 251 15,585
Enerpac Tool Group Corp.,
Class
a
A 580 23,664
Enpro, Inc. 231 59,748
ESCO Technologies, Inc. 283 78,473
Federal Signal Corp. 666 77,542

ULTRA SMALLCAP600 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Franklin Electric Co., Inc. 419 $ 41,741
Gates Industrial Corp. plc* 2,830 78,023
Greenbrier Cos., Inc. (The) 339 19,126
JBT Marel Corp. 569 87,626
Kadant, Inc. 129 43,753
Kennametal, Inc. 834 33,594
Lindsay Corp. 118 15,895
Mueller Water Products, Inc.,
Class
a
A 1,713 51,270
Proto Labs, Inc.* 259 16,079
Standex International Corp. 133 34,846
Tennant Co. 199 12,145
Titan International, Inc.* 525 5,108
Trinity Industries, Inc. 878 30,010
Worthington Enterprises, Inc. 343 19,211
786,738
Marine Transportation — 0.2%
Matson, Inc. 342 56,816
Media — 0.5%
Cable One, Inc.* 51 4,893
DoubleVerify Holdings, Inc.* 1,465 15,441
John Wiley & Sons, Inc.,
Class
a
A 448 13,897
Scholastic Corp. 248 8,623
TEGNA, Inc. 1,765 36,977
Versant Media Group, Inc.* 1,593 53,079
132,910
Metals & Mining — 0.7%
Alpha Metallurgical Resources,
Inc.* 118 19,193
Century Aluminum Co.* 583 30,059
Kaiser Aluminum Corp. 176 22,905
Materion Corp. 227 37,015
Metallus, Inc.* 392 6,664
SunCoke Energy, Inc. 928 5,290
Warrior Met Coal, Inc. 576 47,946
Worthington Steel, Inc. 356 14,795
183,867
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Adamas Trust, Inc. 920 7,581
Apollo Commercial Real Estate
Finance, Inc. 1,431 15,169
Arbor Realty Trust, Inc.(c) 2,144 17,002
ARMOUR Residential REIT, Inc. 1,226 22,007
Blackstone Mortgage Trust,
Inc., Class
a
A 1,727 33,176
Ellington Financial, Inc. 1,176 14,606
Franklin BSP Realty Trust, Inc. 894 8,162
KKR Real Estate Finance Trust,
Inc. 596 4,142
PennyMac Mortgage
Investment Trust 953 11,684
Redwood Trust, Inc. 1,388 8,397
Two Harbors Investment Corp. 1,141 11,786
153,712
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.2%
Avista Corp. 892 $ 36,233
Unitil Corp. 196 10,253
46,486
Office REITs — 0.4%
Douglas Emmett, Inc., REIT 1,835 18,148
Easterly Government
Properties, Inc., Class
a
A, REIT 479 11,151
Highwoods Properties, Inc.,
REIT 1,204 27,078
JBG SMITH Properties, REIT 648 9,856
SL Green Realty Corp., REIT 778 28,670
94,903
Oil, Gas & Consumable Fuels — 1.9%
California Resources Corp. 861 50,661
Comstock Resources, Inc.* 867 17,002
Core Natural Resources, Inc. 561 46,047
Crescent Energy Co., Class
a
A 2,649 30,887
CVR Energy, Inc.* 330 7,973
Dorian LPG Ltd. 404 14,944
International Seaways, Inc. 444 33,535
Kinetik Holdings, Inc.,
Class
a
A(c) 498 22,654
Magnolia Oil & Gas Corp.,
Class
a
A 2,007 55,835
Northern Oil & Gas, Inc. 1,064 29,356
Par Pacific Holdings, Inc.* 551 23,511
Peabody Energy Corp. 1,330 41,948
REX American Resources
Corp.* 311 11,059
SM Energy Co. 2,480 57,362
Talos Energy, Inc.* 1,378 16,881
World Kinect Corp. 609 15,195
474,850
Paper & Forest Products — 0.1%
Sylvamo Corp. 363 16,807
Passenger Airlines — 0.4%
Allegiant Travel Co.* 147 15,016
JetBlue Airways Corp.* 3,188 17,662
SkyWest, Inc.* 439 45,691
Sun Country Airlines Holdings,
Inc.* 578 11,375
89,744
Personal Care Products — 0.1%
Edgewell Personal Care Co. 509 11,575
Interparfums, Inc. 200 20,156
31,731
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc.* 1,860 25,687
Amphastar Pharmaceuticals,
Inc.* 388 7,849
ANI Pharmaceuticals, Inc.* 197 14,558
Collegium Pharmaceutical, Inc.* 346 14,418

FEBRUARY 28, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Corcept Therapeutics, Inc.* 1,026 $ 36,628
Harmony Biosciences Holdings,
Inc.* 435 12,415
Indivior Pharmaceuticals, Inc.* 1,368 44,761
Innoviva, Inc.* 778 17,863
Ligand Pharmaceuticals, Inc.* 216 42,835
Organon & Co. 2,848 20,762
Pacira BioSciences, Inc.* 471 10,320
Perrigo Co. plc 1,508 19,936
Phibro Animal Health Corp.,
Class
a
A 224 12,228
Prestige Consumer Healthcare,
Inc.* 527 36,521
Supernus Pharmaceuticals,
Inc.* 628 34,370
351,151
Professional Services — 0.9%
Amentum Holdings, Inc.* 1,680 50,182
CSG Systems International, Inc. 298 23,810
Insperity, Inc. 392 8,706
Korn Ferry 574 35,973
Legalzoom.com, Inc.* 1,262 8,872
ManpowerGroup, Inc. 507 14,181
Robert Half, Inc.(c) 1,091 26,642
Upwork, Inc.* 1,431 19,204
Verra Mobility Corp., Class
a
A* 1,748 29,209
216,779
Real Estate Management & Development — 0.4%
Cushman & Wakefield Ltd.* 2,538 34,035
eXp World Holdings, Inc. 992 6,914
Kennedy-Wilson Holdings, Inc. 1,314 14,297
Marcus & Millichap, Inc. 264 6,972
St Joe Co. (The) 437 31,538
93,756
Residential REITs — 0.1%
Centerspace, REIT 183 11,511
NexPoint Residential Trust, Inc.,
REIT 239 6,737
Veris Residential, Inc., REIT 890 16,777
35,025
Retail REITs — 1.1%
Acadia Realty Trust, REIT 1,436 30,041
Curbline Properties Corp., REIT 1,062 29,534
Getty Realty Corp., REIT 582 19,101
Macerich Co. (The), REIT 2,806 57,439
Phillips Edison & Co., Inc., REIT 1,378 54,128
Saul Centers, Inc., REIT 136 4,635
Tanger, Inc., REIT 1,261 46,733
Urban Edge Properties, REIT 1,379 29,304
Whitestone REIT 492 7,473
278,388
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class
a
A* 584 32,517
Alpha & Omega Semiconductor
Ltd.* 273 5,736
Investments
Shares Value
Common Stocks (continued)
Axcelis Technologies, Inc.* 340 $ 28,088
Cohu, Inc.* 512 15,462
Diodes, Inc.* 508 34,661
Enphase Energy, Inc.* 1,434 60,615
FormFactor, Inc.* 849 83,949
Ichor Holdings Ltd.* 377 17,926
Impinj, Inc.* 294 36,062
Kulicke & Soffa Industries, Inc. 571 39,810
MaxLinear, Inc., Class
a
A* 900 15,687
PDF Solutions, Inc.* 351 11,857
Penguin Solutions, Inc.* 527 10,951
Photronics, Inc.* 646 24,180
Power Integrations, Inc. 606 29,040
Qorvo, Inc.* 921 76,351
Semtech Corp.* 951 85,799
SiTime Corp.* 240 95,491
SolarEdge Technologies, Inc.* 655 23,187
Ultra Clean Holdings, Inc.* 497 30,158
Veeco Instruments, Inc.* 659 20,139
777,666
Software — 2.4%
A10 Networks, Inc. 786 15,138
ACI Worldwide, Inc.* 1,129 44,799
Adeia, Inc. 1,200 24,828
Agilysys, Inc.* 278 20,063
Alarm.com Holdings, Inc.* 546 26,126
BlackLine, Inc.* 547 19,282
Box, Inc., Class
a
A* 1,587 37,374
Cleanspark, Inc.* 3,078 30,626
Clear Secure, Inc., Class
a
A 971 47,229
InterDigital, Inc. 282 103,362
LiveRamp Holdings, Inc.* 697 18,938
MARA Holdings, Inc.(c) 4,143 37,038
N-able, Inc.* 817 3,595
NCR Voyix Corp.* 1,517 11,590
Progress Software Corp.* 470 19,684
Q2 Holdings, Inc.* 685 32,962
RingCentral, Inc., Class
a
A* 838 30,545
Sprinklr, Inc., Class
a
A* 1,326 7,717
SPS Commerce, Inc.* 413 23,339
Teradata Corp.* 1,021 32,151
586,386
Specialized REITs — 0.5%
Four Corners Property Trust,
Inc., REIT 1,162 29,654
Millrose Properties, Inc., REIT 1,689 52,967
Outfront Media, Inc., REIT 1,594 45,923
Safehold, Inc., REIT 503 8,119
136,663
Specialty Retail — 2.4%
Academy Sports & Outdoors,
Inc. 730 43,895
Advance Auto Parts, Inc. 658 34,986
American Eagle Outfitters, Inc. 1,725 42,383
Asbury Automotive Group, Inc.* 213 45,535
Boot Barn Holdings, Inc.* 334 63,199
Buckle, Inc. (The) 330 17,671

ULTRA SMALLCAP600 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
CarMax, Inc.* 1,609 $ 69,461
Group 1 Automotive, Inc. 136 44,301
MarineMax, Inc.* 207 6,314
Monro, Inc. 329 7,083
National Vision Holdings, Inc.* 869 23,437
Sally Beauty Holdings, Inc.* 1,068 17,163
Signet Jewelers Ltd. 449 43,189
Sonic Automotive, Inc., Class
a
A 163 10,223
Upbound Group, Inc. 571 12,248
Urban Outfitters, Inc.* 590 39,058
Victoria's Secret & Co.* 878 55,051
Winmark Corp. 32 14,600
589,797
Technology Hardware, Storage & Peripherals — 0.0%(b)
Corsair Gaming, Inc.* 514 2,822
Textiles, Apparel & Luxury Goods — 0.6%
Carter's, Inc. 399 13,386
G-III Apparel Group Ltd. 407 12,450
Kontoor Brands, Inc. 560 36,518
Oxford Industries, Inc. 153 6,057
Steven Madden Ltd. 796 28,736
Under Armour, Inc., Class
a
A* 2,069 15,352
Under Armour, Inc., Class
a
C* 1,297 9,377
Wolverine World Wide, Inc. 898 15,868
137,744
Tobacco — 0.1%
Universal Corp. 273 14,668
Trading Companies & Distributors — 0.8%
Air Lease Corp., Class
a
A 1,151 74,631
Boise Cascade Co. 406 33,592
DNOW, Inc.* 2,034 23,961
DXP Enterprises, Inc.* 139 19,247
Rush Enterprises, Inc., Class
a
A 664 47,124
198,555
Water Utilities — 0.4%
American States Water Co. 424 31,601
California Water Service Group 653 29,437
H2O America 365 19,633
Middlesex Water Co. 201 10,854
91,525
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 851 3,599
Telephone and Data Systems,
Inc. 1,077 48,196
51,795
Total Common Stocks
(Cost $16,155,170)
17,262,866
Investments
Shares Value
Securities Lending Reinvestments (d) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (e)
(Cost $141,532) 141,532 $ 141,532
Principal
Amount
Short-Term Investments — 19 .6%
Repurchase Agreements (f) — 19 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,845,440
(Cost $4,844,004) $ 4,844,004
4,844,004
Total Investments — 90.0%
(Cost $21,140,706) 22,248,402
Other assets less liabilities — 10.0% 2,474,217
Net Assets — 100.0% $ 24,722,619
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $198,216, collateralized in the form of cash with a value of $141,532 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $61,886 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.75%, and maturity dates ranging from April
30, 2026 – August 15, 2054. The total value of collateral is
$203,418.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $141,532.
(e) Rate shown is the 7-day yield as of February 28, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Swap Agreements
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
13,866,512 1/12/2027 Bank of America NA 4.49% S&P SmallCap 600
®
712,339
6,700,066 11/4/2027 Citibank NA 4.19% S&P SmallCap 600
®
713,850
4,556,298 3/6/2026 Societe Generale 4.64% S&P SmallCap 600
®
28,362
7,052,618 11/6/2026 UBS AG 4.34% S&P SmallCap 600
®
(759,937)
32,175,494 694,614
Total Unrealized
Appreciation
1,454,551
Total Unrealized
Depreciation
(759,937)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA TECHNOLOGY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Shares Value
Common Stocks (a) — 74 .2%
Communications Equipment — 3.8%
Arista Networks, Inc.* 51,697 $ 6,901,549
Ciena Corp.* 4,100 1,429,670
Cisco Systems, Inc. 197,293 15,676,902
F5, Inc.* 2,881 781,788
Motorola Solutions, Inc. 8,337 4,020,602
28,810,511
Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class
a
A 61,310 8,954,939
CDW Corp. 6,516 799,122
Corning, Inc. 39,053 5,872,790
Jabil, Inc. 5,350 1,417,696
Keysight Technologies, Inc.* 8,599 2,642,731
TE Connectivity plc 14,731 3,390,340
Teledyne Technologies, Inc.* 2,345 1,597,180
Zebra Technologies Corp.,
Class
a
A* 2,538 568,410
25,243,208
IT Services — 3.0%
Accenture plc, Class
a
A 31,040 6,478,669
Akamai Technologies, Inc.* 7,203 708,703
Cognizant Technology Solutions
Corp., Class
a
A 24,170 1,557,273
EPAM Systems, Inc.* 2,763 389,583
Gartner, Inc.* 3,603 566,392
GoDaddy, Inc., Class
a
A* 6,762 589,376
International Business
Machines Corp. 46,797 11,241,107
VeriSign, Inc. 4,169 950,282
22,481,385
Semiconductors & Semiconductor Equipment — 31.8%
Advanced Micro Devices, Inc.* 81,481 16,313,311
Analog Devices, Inc. 24,629 8,762,752
Applied Materials, Inc. 39,882 14,848,068
Broadcom, Inc. 90,572 28,942,283
First Solar, Inc.* 5,365 1,057,978
Intel Corp.* 224,461 10,237,666
KLA Corp. 6,579 10,030,014
Lam Research Corp. 62,867 14,703,963
Microchip Technology, Inc. 27,053 2,019,236
Micron Technology, Inc. 56,192 23,171,895
Monolithic Power Systems, Inc. 2,395 2,736,862
NVIDIA Corp. 466,057 82,580,640
NXP Semiconductors NV 12,592 2,858,510
ON Semiconductor Corp.* 20,136 1,338,641
Qnity Electronics, Inc. 10,500 1,330,980
QUALCOMM, Inc. 53,624 7,633,913
Skyworks Solutions, Inc. 7,439 443,216
Teradyne, Inc. 7,842 2,509,675
Texas Instruments, Inc. 45,491 9,649,096
241,168,699
Software — 19.7%
Adobe, Inc.* 20,958 5,499,589
AppLovin Corp., Class
a
A* 13,548 5,890,264
Investments
Shares Value
Common Stocks (a) (continued)
Autodesk, Inc.* 10,670 $ 2,623,433
Cadence Design Systems, Inc.* 13,627 4,107,178
Crowdstrike Holdings, Inc.,
Class
a
A* 12,568 4,675,045
Datadog, Inc., Class
a
A* 16,283 1,823,045
Fair Isaac Corp.* 1,185 1,670,091
Fortinet, Inc.* 31,638 2,500,351
Gen Digital, Inc. 28,088 633,946
Intuit, Inc. 13,955 5,708,014
Microsoft Corp. 142,574 55,994,513
Oracle Corp. 84,182 12,240,063
Palantir Technologies, Inc.,
Class
a
A* 114,277 15,677,661
Palo Alto Networks, Inc.* 39,800 5,927,016
PTC, Inc.* 5,991 938,131
Roper Technologies, Inc. 5,383 1,882,596
Salesforce, Inc. 47,639 9,279,601
ServiceNow, Inc.* 51,920 5,607,879
Synopsys, Inc.* 9,301 3,850,614
Trimble, Inc.* 11,914 796,689
Tyler Technologies, Inc.* 2,151 762,938
Workday, Inc., Class
a
A* 10,863 1,453,035
149,541,692
Technology Hardware, Storage & Peripherals — 12.6%
Apple, Inc. 283,440 74,879,179
Dell Technologies, Inc., Class
a
C 15,084 2,233,638
Hewlett Packard Enterprise Co. 66,045 1,417,986
HP, Inc. 46,799 888,713
NetApp, Inc. 9,995 989,805
Sandisk Corp.* 7,416 4,711,830
Seagate Technology Holdings
plc 10,907 4,448,311
Super Micro Computer, Inc.* 25,102 813,054
Western Digital Corp. 17,103 4,783,709
95,166,225
Total Common Stocks
(Cost $459,117,492)
562,411,720
Exchange Traded Funds (a) — 4 .0%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $30,012,000) 300,000 30,033,000
Principal
Amount
Short-Term Investments — 13 .5%
Repurchase Agreements (d) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $16,563,499
(Cost $16,558,589) $ 16,558,589
16,558,589

FEBRUARY 28, 2026 (Unaudited) :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 11 .3%
U.S. Treasury Bills
3.64%, 3/5/2026 (e) $ 23,240,000 $ 23,232,941
3.58%, 3/10/2026 (e) 36,570,000 36,540,568
3.53%, 3/19/2026 (e) 26,230,000 26,185,090
Total U.S. Treasury Obligations
(Cost $85,952,061) 85,958,599
Total Short-Term Investments
(Cost $102,510,650) 102,517,188
Total Investments — 91.7%
(Cost $591,640,142) 694,961,908
Other assets less liabilities — 8.3% 62,529,150
Net Assets — 100.0% $ 757,491,058
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $144,162,376.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 30,012,000 – – 21,000 30,033,000 300,000 –
Swap Agreements
Ultra Technology had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
126,628,308 4/15/2027 Bank of America NA 4.77%
S&P Technology Select Sector
Index
c
23,485,800
115,471,986 11/15/2027 Barclays Bank PLC 4.54%
S&P Technology Select Sector
Index
c
(5,896,870)
153,942,159 11/15/2027 BNP Paribas 4.54%
S&P Technology Select Sector
Index
c
(7,269,926)
131,579,223 4/15/2027 Citibank NA 4.69%
S&P Technology Select Sector
Index
c
27,020,602
96,950,759 11/15/2027 Goldman Sachs International 4.39%
S&P Technology Select Sector
Index
c
(17,987,061)
88,711,342 11/15/2027 J.P. Morgan Securities, LLC 4.39%
S&P Technology Select Sector
Index
c
(6,193,285)
73,386,416 3/8/2027 Societe Generale 4.94%
S&P Technology Select Sector
Index
c
12,527,551
164,548,069 4/15/2027 UBS AG 4.44%
S&P Technology Select Sector
Index
c
37,157,399
951,218,262 62,844,210
Total Unrealized
Appreciation
100,191,352
Total Unrealized
Depreciation
(37,347,142)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA UTILITIES :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Investments
Shares Value
Common Stocks (a) — 62 .9%
Electric Utilities — 41.5%
Alliant Energy Corp. 2,160 $ 156,254
American Electric Power Co.,
Inc. 4,498 601,922
Constellation Energy Corp. 2,624 865,605
Duke Energy Corp. 6,533 854,843
Edison International 3,233 241,634
Entergy Corp. 3,752 401,877
Evergy, Inc. 1,934 161,798
Eversource Energy 3,151 240,138
Exelon Corp. 8,487 419,852
FirstEnergy Corp. 4,368 223,467
NextEra Energy, Inc. 17,495 1,640,506
NRG Energy, Inc. 1,611 288,305
PG&E Corp. 18,464 350,816
Pinnacle West Capital Corp. 1,005 100,802
PPL Corp. 6,213 242,183
Southern Co. (The) 9,250 900,765
Xcel Energy, Inc. 4,970 414,299
8,105,066
Gas Utilities — 1.3%
Atmos Energy Corp. 1,349 251,980
Independent Power and Renewable Electricity Producers — 2.9%
AES Corp. (The) 5,982 103,369
Vistra Corp. 2,677 465,504
568,873
Multi-Utilities — 16.1%
Ameren Corp. 2,273 257,485
CenterPoint Energy, Inc. 5,485 238,598
CMS Energy Corp. 2,557 199,625
Consolidated Edison, Inc. 3,033 341,273
Dominion Energy, Inc. 7,175 453,029
DTE Energy Co. 1,746 258,827
NiSource, Inc. 4,010 189,673
Public Service Enterprise
Group, Inc. 4,193 360,892
Sempra 5,483 527,848
WEC Energy Group, Inc. 2,734 319,769
3,147,019
Water Utilities — 1.1%
American Water Works Co., Inc. 1,639 222,953
Total Common Stocks
(Cost $10,752,278)
12,295,891
Investments
Principal
Amount Value
Short-Term Investments — 0 .3%
Repurchase Agreements (b) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $58,001
(Cost $57,984) $ 57,984
$ 57,984
Total Investments — 63.2%
(Cost $10,810,262) 12,353,875
Other assets less liabilities — 36.8% 7,182,364
Net Assets — 100.0% $ 19,536,239
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $595,908.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2026 (Unaudited) :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Swap Agreements
Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
2,123,018 3/8/2027 Bank of America NA 4.69%
S&P Utilities Select Sector
Index
c
752,330
10,919,342 11/16/2027 Citibank NA 4.54%
S&P Utilities Select Sector
Index
c
587,711
4,261,441 3/8/2027 Goldman Sachs International 4.39%
S&P Utilities Select Sector
Index
c
1,207,474
3,215,819 3/8/2027 Societe Generale 4.69%
S&P Utilities Select Sector
Index
c
793,340
6,204,412 3/8/2027 UBS AG 4.34%
S&P Utilities Select Sector
Index
c
781,312
26,724,032 4,122,167
Total Unrealized
Appreciation
4,122,167
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRAPRO DOW30
~
SM
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Shares Value
Common Stocks (a) — 62 .8%
Aerospace & Defense — 1.8%
Boeing Co. (The)* 60,245 $ 13,707,545
Banks — 2.4%
JPMorgan Chase & Co. 60,256 18,094,877
Beverages — 0.7%
Coca-Cola Co. (The) 60,237 4,912,930
Biotechnology — 3.1%
Amgen, Inc. 60,264 23,392,074
Broadline Retail — 1.7%
Amazon.com, Inc.* 60,245 12,651,450
Capital Markets — 6.8%
Goldman Sachs Group, Inc.
(The) 60,264 51,801,126
Chemicals — 2.9%
Sherwin-Williams Co. (The) 60,264 21,851,124
Communications Equipment — 0.6%
Cisco Systems, Inc. 60,233 4,786,114
Consumer Finance — 2.4%
American Express Co. 60,264 18,615,550
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc. 60,230 7,706,429
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 60,245 3,020,684
Entertainment — 0.8%
Walt Disney Co. (The) 60,237 6,387,532
Financial Services — 2.5%
Visa, Inc., Class
a
A 60,264 19,292,917
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc. 60,264 17,673,623
Hotels, Restaurants & Leisure — 2.7%
McDonald's Corp. 60,264 20,553,640
Household Products — 1.3%
Procter & Gamble Co. (The) 60,242 10,072,462
Industrial Conglomerates — 3.2%
3M Co. 60,234 9,957,885
Honeywell International, Inc. 60,251 14,676,541
24,634,426
Insurance — 2.4%
Travelers Cos., Inc. (The) 60,249 18,595,251
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 1.9%
International Business
Machines Corp. 60,252 $ 14,473,133
Machinery — 5.9%
Caterpillar, Inc. 60,264 44,765,907
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp. 60,245 11,251,356
Pharmaceuticals — 2.9%
Johnson & Johnson 60,246 14,966,914
Merck & Co., Inc. 60,231 7,457,802
22,424,716
Semiconductors & Semiconductor Equipment — 1.4%
NVIDIA Corp. 60,238 10,673,571
Software — 4.6%
Microsoft Corp. 60,264 23,668,084
Salesforce, Inc. 60,266 11,739,214
35,407,298
Specialty Retail — 3.0%
Home Depot, Inc. (The) 60,264 22,943,710
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc. 60,247 15,916,052
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class
a
B 60,233 3,745,288
Total Common Stocks
(Cost $495,650,806)
479,350,785
Exchange Traded Funds (a) — 15 .8%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $120,048,000) 1,200,000 120,132,000
Principal
Amount
Short-Term Investments — 14 .4%
Repurchase Agreements (d) — 5 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $41,456,685
(Cost $41,444,395) $ 41,444,395
41,444,395

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 9 .0%
U.S. Treasury Bills
3.58%, 3/10/2026 (e) $ 20,360,000 $ 20,343,614
3.53%, 3/19/2026 (e) 48,460,000 48,377,029
Total U.S. Treasury Obligations
(Cost $68,716,805) 68,720,643
Total Short-Term Investments
(Cost $110,161,200) 110,165,038
Total Investments — 93.0%
(Cost $725,860,006) 709,647,823
Other assets less liabilities — 7.0% 53,218,958
Net Assets — 100.0% $ 762,866,781
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $118,375,206.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 120,048,000 – – 84,000 120,132,000 1,200,000 –
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
DJIA CBOT E-Mini Index 488 3/20/2026 U.S. Dollar $ 119,560,000 $ (601,956)
Swap Agreements
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
241,412,168 3/8/2027 Bank of America NA 4.74%
Dow Jones Industrial
Average
SM
2,472,844
368,460,892 11/4/2027 Barclays Bank PLC 4.59%
Dow Jones Industrial
Average
SM
8,259,367
191,013,888 4/6/2027 BNP Paribas 4.54%
Dow Jones Industrial
Average
SM
10,678,187
236,661,309 1/12/2027 Citibank NA 4.59%
Dow Jones Industrial
Average
SM
812,340
323,499,162 3/8/2027 Societe Generale 4.69%
Dow Jones Industrial
Average
SM
7,257,872
328,690,821 4/6/2027 UBS AG 4.44%
Dow Jones Industrial
Average
SM
14,401,453
1,689,738,240 43,882,063
Total Unrealized
Appreciation
43,882,063
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks — 63 .2%
Aerospace & Defense — 2.7%
AeroVironment, Inc.* 192 $ 48,432
ATI, Inc.* 825 134,962
BWX Technologies, Inc. 556 114,525
Carpenter Technology Corp. 304 121,013
Curtiss-Wright Corp. 224 156,874
Hexcel Corp. 483 44,769
Kratos Defense & Security
Solutions, Inc.* 1,025 88,334
StandardAero, Inc.* 1,172 36,098
Woodward, Inc. 366 141,554
886,561
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 696 43,730
Automobile Components — 0.7%
Autoliv, Inc. 425 50,371
BorgWarner, Inc. 1,298 74,726
Gentex Corp. 1,330 31,122
Goodyear Tire & Rubber Co.
(The)* 1,738 14,338
Lear Corp. 317 41,606
Visteon Corp. 168 16,073
228,236
Automobiles — 0.1%
Harley-Davidson, Inc. 719 12,942
Thor Industries, Inc. 318 30,569
43,511
Banks — 3.6%
Associated Banc-Corp. 994 26,252
Bank OZK 644 29,985
Columbia Banking System, Inc. 1,817 51,694
Commerce Bancshares, Inc. 786 40,078
Cullen/Frost Bankers, Inc. 387 53,491
East West Bancorp, Inc. 836 91,500
First Financial Bankshares, Inc. 793 24,528
First Horizon Corp. 2,991 71,156
Flagstar Bank NA 1,819 23,083
FNB Corp. 2,176 36,970
Glacier Bancorp, Inc. 782 35,573
Hancock Whitney Corp. 509 33,497
Home BancShares, Inc. 1,110 30,481
International Bancshares Corp. 327 21,945
Old National Bancorp 2,113 48,810
Pinnacle Financial Partners, Inc. 909 82,501
Prosperity Bancshares, Inc. 578 40,674
Southstate Bank Corp. 609 60,090
Texas Capital Bancshares, Inc.* 277 26,398
UMB Financial Corp. 435 50,408
United Bankshares, Inc. 852 35,188
Valley National Bancorp 2,912 36,720
Webster Financial Corp. 980 70,687
Western Alliance Bancorp 627 50,361
Wintrust Financial Corp. 406 58,488
Investments
Shares Value
Common Stocks (continued)
Zions Bancorp NA 897 $ 51,380
1,181,938
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 46 10,432
Celsius Holdings, Inc.* 971 52,055
Coca-Cola Consolidated, Inc. 343 69,423
131,910
Biotechnology — 1.7%
Arrowhead Pharmaceuticals,
Inc.* 842 53,274
BioMarin Pharmaceutical, Inc.* 1,166 71,977
Cytokinetics, Inc.* 741 46,105
Exelixis, Inc.* 1,630 71,818
Halozyme Therapeutics, Inc.* 715 49,714
Neurocrine Biosciences, Inc.* 604 79,879
Roivant Sciences Ltd.* 2,662 77,038
United Therapeutics Corp.* 261 131,518
581,323
Broadline Retail — 0.2%
Macy's, Inc. 1,633 32,301
Ollie's Bargain Outlet Holdings,
Inc.* 374 40,055
72,356
Building Products — 1.3%
AAON, Inc. 410 41,492
Advanced Drainage Systems,
Inc. 436 74,704
Carlisle Cos., Inc. 252 99,482
Fortune Brands Innovations,
Inc. 731 39,723
Owens Corning 500 61,035
Simpson Manufacturing Co.,
Inc. 250 48,393
Trex Co., Inc.* 653 27,047
UFP Industries, Inc. 354 36,430
428,306
Capital Markets — 1.6%
Affiliated Managers Group, Inc. 173 52,969
Carlyle Group, Inc. (The) 1,578 82,040
Evercore, Inc., Class
a
A 237 73,195
Federated Hermes, Inc.,
Class
a
B 451 25,261
Hamilton Lane, Inc., Class
a
A 247 25,920
Houlihan Lokey, Inc., Class
a
A 330 54,044
Janus Henderson Group plc 750 39,075
Jefferies Financial Group, Inc. 1,004 44,578
Morningstar, Inc. 145 26,555
SEI Investments Co. 566 46,027
Stifel Financial Corp. 926 68,571
538,235
Chemicals — 0.9%
Ashland, Inc. 277 17,274
Avient Corp. 557 22,876

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Axalta Coating Systems Ltd.* 1,298 $ 43,366
Cabot Corp. 322 24,517
NewMarket Corp. 46 28,797
Olin Corp. 693 17,581
RPM International, Inc. 780 89,014
Scotts Miracle-Gro Co. (The) 269 18,862
Westlake Corp. 202 21,287
283,574
Commercial Services & Supplies — 1.0%
Brink's Co. (The) 251 29,309
Clean Harbors, Inc.* 307 90,012
MSA Safety, Inc. 224 43,772
RB Global, Inc. 1,128 113,883
Tetra Tech, Inc. 1,587 56,878
333,854
Communications Equipment — 0.9%
Lumentum Holdings, Inc.* 432 302,793
Construction & Engineering — 1.7%
AECOM 806 78,972
API Group Corp.* 2,249 99,991
Dycom Industries, Inc.* 174 73,083
Fluor Corp.* 979 51,212
MasTec, Inc.* 374 111,459
Sterling Infrastructure, Inc.* 185 79,204
Valmont Industries, Inc. 119 54,732
548,653
Construction Materials — 0.2%
Eagle Materials, Inc. 194 43,417
Knife River Corp.* 344 30,609
74,026
Consumer Finance — 0.4%
Ally Financial, Inc. 1,704 67,206
FirstCash Holdings, Inc. 238 45,884
SLM Corp. 1,232 23,087
136,177
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class
a
A 2,404 43,032
BJ's Wholesale Club Holdings,
Inc.* 802 79,230
Casey's General Stores, Inc. 226 154,943
Maplebear, Inc.* 1,116 41,861
Performance Food Group Co.* 952 92,401
Sprouts Farmers Market, Inc.* 593 43,805
US Foods Holding Corp.* 1,356 131,003
586,275
Containers & Packaging — 0.7%
AptarGroup, Inc. 397 57,053
Crown Holdings, Inc. 693 79,418
Graphic Packaging Holding Co. 1,791 21,904
Greif, Inc., Class
a
A 160 11,627
Silgan Holdings, Inc. 531 25,514
Investments
Shares Value
Common Stocks (continued)
Sonoco Products Co. 597 $ 33,713
229,229
Diversified Consumer Services — 0.5%
Duolingo, Inc., Class
a
A* 245 24,745
Graham Holdings Co., Class
a
B 22 23,171
Grand Canyon Education, Inc.* 170 27,042
H&R Block, Inc. 768 23,516
Service Corp. International 852 71,721
170,195
Diversified REITs — 0.3%
WP Carey, Inc., REIT 1,331 99,359
Electric Utilities — 0.5%
IDACORP, Inc. 327 47,078
OGE Energy Corp. 1,226 60,246
Portland General Electric Co. 682 36,801
TXNM Energy, Inc. 597 35,235
179,360
Electrical Equipment — 1.3%
Acuity, Inc. 184 55,493
EnerSys 225 37,384
Nextpower, Inc., Class
a
A* 901 94,695
nVent Electric plc 980 115,993
Regal Rexnord Corp. 402 88,834
Sensata Technologies Holding
plc 884 33,008
425,407
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries,
Inc. 231 77,517
Arrow Electronics, Inc.* 315 47,930
Avnet, Inc. 495 32,591
Belden, Inc. 241 34,535
Cognex Corp. 1,017 55,325
Coherent Corp.* 954 247,019
Crane NXT Co. 302 14,583
Fabrinet* 218 118,947
Flex Ltd.* 2,247 141,606
IPG Photonics Corp.* 154 20,262
Littelfuse, Inc. 152 53,574
Novanta, Inc.* 217 29,171
TD SYNNEX Corp. 458 71,819
TTM Technologies, Inc.* 628 65,463
Vontier Corp. 880 36,010
1,046,352
Energy Equipment & Services — 0.9%
NOV, Inc. 2,215 44,876
TechnipFMC plc 2,458 162,990
Valaris Ltd.* 392 37,573
Weatherford International plc 437 46,086
291,525

ULTRAPRO MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 885 $ 25,311
Financial Services — 0.9%
Corebridge Financial, Inc. 1,625 41,990
Equitable Holdings, Inc. 1,741 70,023
Essent Group Ltd. 589 35,835
Euronet Worldwide, Inc.* 239 16,622
MGIC Investment Corp. 1,361 36,107
Shift4 Payments, Inc.,
Class
a
A(a) 410 18,069
Voya Financial, Inc. 579 38,724
WEX, Inc.* 208 31,031
288,401
Food Products — 0.5%
Darling Ingredients, Inc.* 960 51,034
Flowers Foods, Inc. 1,285 12,696
Ingredion, Inc. 384 45,105
Marzetti Co. (The) 123 20,214
Pilgrim's Pride Corp. 259 11,178
Post Holdings, Inc.* 291 30,933
171,160
Gas Utilities — 0.7%
National Fuel Gas Co. 548 49,884
New Jersey Resources Corp. 609 33,032
ONE Gas, Inc. 366 32,003
Southwest Gas Holdings, Inc. 389 34,298
Spire, Inc. 359 32,888
UGI Corp. 1,304 48,783
230,888
Ground Transportation — 1.1%
Avis Budget Group, Inc.(a) 105 10,228
Knight-Swift Transportation
Holdings, Inc., Class
a
A 987 62,102
Landstar System, Inc. 208 33,894
Ryder System, Inc. 248 54,947
Saia, Inc.* 163 66,078
XPO, Inc.* 714 150,276
377,525
Health Care Equipment & Supplies — 0.9%
DENTSPLY SIRONA, Inc. 1,214 17,821
Envista Holdings Corp.* 1,000 29,210
Globus Medical, Inc., Class
a
A* 675 64,435
Haemonetics Corp.* 284 17,983
Lantheus Holdings, Inc.* 402 30,114
LivaNova plc* 331 23,369
Masimo Corp.* 277 48,572
Penumbra, Inc.* 240 82,654
314,158
Health Care Providers & Services — 1.2%
Chemed Corp. 87 35,671
Encompass Health Corp. 610 65,807
Investments
Shares Value
Common Stocks (continued)
Ensign Group, Inc. (The) 349 $ 74,745
HealthEquity, Inc.* 525 40,157
Hims & Hers Health, Inc.* 1,265 18,368
Option Care Health, Inc.* 964 31,291
Tenet Healthcare Corp.* 532 127,356
393,395
Health Care REITs — 0.6%
American Healthcare REIT, Inc. 1,076 56,210
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 2,139 39,465
Omega Healthcare Investors,
Inc., REIT 1,795 86,645
Sabra Health Care REIT, Inc. 1,513 31,092
213,412
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 835 20,483
Hotel & Resort REITs — 0.0%(b)
Park Hotels & Resorts, Inc.,
REIT 1,216 13,753
Hotels, Restaurants & Leisure — 1.7%
Aramark 1,596 66,793
Boyd Gaming Corp. 351 29,214
Cava Group, Inc.* 604 49,812
Choice Hotels International,
Inc.(a) 125 13,169
Churchill Downs, Inc. 401 36,864
Dutch Bros, Inc., Class
a
A* 772 41,387
Hilton Grand Vacations, Inc.* 365 16,410
Hyatt Hotels Corp., Class
a
A(a) 253 40,859
Planet Fitness, Inc., Class
a
A* 505 41,486
Texas Roadhouse, Inc., Class
a
A 401 73,331
Travel + Leisure Co. 389 28,669
Vail Resorts, Inc. 219 29,742
Wingstop, Inc. 171 44,376
Wyndham Hotels & Resorts,
Inc. 457 37,383
549,495
Household Durables — 1.1%
KB Home 392 24,923
Somnigroup International, Inc. 1,277 114,304
Taylor Morrison Home Corp.,
Class
a
A* 596 39,270
Toll Brothers, Inc. 587 92,300
TopBuild Corp.* 172 77,108
Whirlpool Corp.(a) 383 26,209
374,114
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc. 371 38,473
Talen Energy Corp.* 277 102,758
141,231
Industrial REITs — 0.6%
EastGroup Properties, Inc.,
REIT 322 63,212

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
First Industrial Realty Trust, Inc.,
REIT 806 $ 50,891
Rexford Industrial Realty, Inc.,
REIT 1,412 52,907
STAG Industrial, Inc., REIT 1,135 44,515
211,525
Insurance — 2.3%
American Financial Group, Inc. 420 55,852
Brighthouse Financial, Inc.* 347 20,813
CNO Financial Group, Inc. 581 24,292
Fidelity National Financial, Inc. 1,549 81,911
First American Financial Corp. 618 43,328
Hanover Insurance Group, Inc.
(The) 216 39,016
Kemper Corp. 356 11,506
Kinsale Capital Group, Inc. 134 52,216
Old Republic International
Corp. 1,382 59,246
Primerica, Inc. 193 48,956
Reinsurance Group of America,
Inc. 398 85,860
RenaissanceRe Holdings Ltd. 280 84,689
RLI Corp. 558 34,775
Ryan Specialty Holdings, Inc.,
Class
a
A 688 27,073
Selective Insurance Group, Inc. 368 30,927
Unum Group 936 67,139
767,599
Interactive Media & Services — 0.2%
Pinterest, Inc., Class
a
A* 3,618 61,976
ZoomInfo Technologies, Inc.,
Class
a
A* 1,666 10,346
72,322
IT Services — 0.6%
ASGN, Inc.* 258 11,068
Kyndryl Holdings, Inc.* 1,388 17,114
Okta, Inc., Class
a
A* 1,022 74,095
Twilio, Inc., Class
a
A* 922 111,525
213,802
Leisure Products — 0.3%
Brunswick Corp. 394 31,370
Mattel, Inc.* 1,888 32,002
Polaris, Inc. 323 19,619
YETI Holdings, Inc.* 471 20,587
103,578
Life Sciences Tools & Services — 1.0%
Avantor, Inc.* 4,143 37,494
Bio-Rad Laboratories, Inc.,
Class
a
A* 109 30,350
Bruker Corp. 672 26,954
Illumina, Inc.* 929 124,913
Medpace Holdings, Inc.* 135 60,988
Repligen Corp.* 320 41,194
Sotera Health Co.* 1,260 20,475
342,368
Investments
Shares Value
Common Stocks (continued)
Machinery — 3.9%
AGCO Corp. 378 $ 51,597
Chart Industries, Inc.* 268 55,556
CNH Industrial NV 5,375 66,112
Crane Co. 299 59,958
Donaldson Co., Inc. 704 65,303
Esab Corp. 346 43,655
Flowserve Corp. 773 68,426
Graco, Inc. 1,008 94,671
ITT, Inc. 518 104,848
Lincoln Electric Holdings, Inc. 333 95,588
Middleby Corp. (The)* 281 47,450
Mueller Industries, Inc. 673 79,387
Oshkosh Corp. 386 65,628
RBC Bearings, Inc.* 190 109,425
SPX Technologies, Inc.* 304 68,990
Terex Corp. 692 47,603
Timken Co. (The) 387 41,943
Toro Co. (The) 596 58,921
Watts Water Technologies, Inc.,
Class
a
A 168 55,228
1,280,289
Marine Transportation — 0.1%
Kirby Corp.* 328 42,574
Media — 0.7%
EchoStar Corp., Class
a
A* 817 94,388
New York Times Co. (The),
Class
a
A 982 78,354
Nexstar Media Group, Inc.,
Class
a
A 175 43,928
216,670
Metals & Mining — 1.7%
Alcoa Corp. 1,575 97,776
Cleveland-Cliffs, Inc.* 3,463 36,915
Commercial Metals Co. 672 49,258
Hecla Mining Co. 4,071 101,409
MP Materials Corp.(a) 818 48,156
Reliance, Inc. 316 99,742
Royal Gold, Inc. 493 147,796
581,052
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 4,151 96,469
Starwood Property Trust, Inc. 2,115 37,668
134,137
Multi-Utilities — 0.2%
Black Hills Corp. 457 33,663
Northwestern Energy Group,
Inc. 375 26,235
59,898
Office REITs — 0.3%
COPT Defense Properties, REIT 686 21,801

ULTRAPRO MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Cousins Properties, Inc., REIT 1,019 $ 23,600
Kilroy Realty Corp., REIT 663 19,771
Vornado Realty Trust, REIT 980 27,028
92,200
Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp. 2,025 45,522
Antero Resources Corp.* 1,782 65,595
Chord Energy Corp. 345 37,388
CNX Resources Corp.* 818 34,176
DT Midstream, Inc. 617 85,664
HF Sinclair Corp. 949 47,459
Matador Resources Co. 710 36,494
Murphy Oil Corp. 813 26,951
Ovintiv, Inc. 1,706 86,306
PBF Energy, Inc., Class
a
A 501 17,836
Permian Resources Corp.,
Class
a
A 4,220 77,184
Range Resources Corp. 1,438 59,361
Viper Energy, Inc., Class
a
A 1,022 47,564
667,500
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 387 32,794
Passenger Airlines — 0.3%
Alaska Air Group, Inc.* 705 36,378
American Airlines Group, Inc.* 4,011 52,424
88,802
Personal Care Products — 0.2%
BellRing Brands, Inc.* 765 14,068
Coty, Inc., Class
a
A* 2,231 5,600
elf Beauty, Inc.* 363 33,414
53,082
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.* 3,019 79,702
Jazz Pharmaceuticals plc* 371 70,497
150,199
Professional Services — 1.6%
Booz Allen Hamilton Holding
Corp., Class
a
A 735 57,940
CACI International, Inc.,
Class
a
A* 134 81,763
Concentrix Corp. 268 8,790
ExlService Holdings, Inc.* 964 30,125
Exponent, Inc. 305 22,198
FTI Consulting, Inc.* 183 30,089
Genpact Ltd. 974 38,687
KBR, Inc. 772 32,602
Maximus, Inc. 342 25,859
Parsons Corp.* 322 21,252
Paylocity Holding Corp.* 267 28,433
Science Applications
International Corp. 279 25,741
TransUnion 1,179 92,610
Investments
Shares Value
Common Stocks (continued)
UL Solutions, Inc., Class
a
A 455 $ 38,206
534,295
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 287 90,563
Residential REITs — 0.5%
American Homes 4 Rent,
Class
a
A, REIT 1,982 59,460
Equity LifeStyle Properties, Inc.,
REIT 1,177 79,047
Independence Realty Trust,
Inc., REIT 1,449 24,010
162,517
Retail REITs — 0.6%
Agree Realty Corp., REIT 697 56,094
Brixmor Property Group, Inc.,
REIT 1,858 56,242
Kite Realty Group Trust, REIT 1,314 34,230
NNN REIT, Inc. 1,156 52,390
198,956
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.* 753 27,462
Amkor Technology, Inc. 691 33,044
Cirrus Logic, Inc.* 312 44,029
Entegris, Inc. 922 122,119
Lattice Semiconductor Corp.* 831 79,460
MACOM Technology Solutions
Holdings, Inc.* 387 96,023
MKS, Inc. 407 99,495
Onto Innovation, Inc.* 299 64,551
Rambus, Inc.* 655 65,277
Silicon Laboratories, Inc.* 199 40,702
Synaptics, Inc.* 239 19,469
Universal Display Corp. 268 28,593
720,224
Software — 1.6%
Appfolio, Inc., Class
a
A* 140 24,886
Bentley Systems, Inc., Class
a
B 905 33,078
BILL Holdings, Inc.* 540 24,035
Blackbaud, Inc.* 223 10,824
Commvault Systems, Inc.* 267 22,716
Docusign, Inc., Class
a
A* 1,224 55,166
Dolby Laboratories, Inc.,
Class
a
A 373 24,831
Dropbox, Inc., Class
a
A* 1,060 26,489
Dynatrace, Inc.* 1,832 65,805
Guidewire Software, Inc.* 518 75,276
Manhattan Associates, Inc.* 367 49,703
Nutanix, Inc., Class
a
A* 1,647 63,047
Pegasystems, Inc. 557 24,358
Qualys, Inc.* 218 20,159
UiPath, Inc., Class
a
A* 2,561 27,480
547,853
Specialized REITs — 0.9%
CubeSmart, REIT 1,384 56,938

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
EPR Properties, REIT 461 $ 27,388
Gaming and Leisure Properties,
Inc., REIT 1,717 83,978
Lamar Advertising Co., Class
a
A,
REIT 526 72,451
National Storage Affiliates Trust,
REIT 431 15,094
Rayonier, Inc., REIT 1,688 36,275
292,124
Specialty Retail — 2.1%
Abercrombie & Fitch Co.,
Class
a
A* 286 27,971
AutoNation, Inc.* 168 32,787
Bath & Body Works, Inc. 1,252 28,495
Burlington Stores, Inc.* 380 116,611
Chewy, Inc., Class
a
A* 1,366 37,456
Dick's Sporting Goods, Inc. 400 81,452
Five Below, Inc.* 334 74,659
Floor & Decor Holdings, Inc.,
Class
a
A* 656 45,323
GameStop Corp., Class
a
A* 2,502 60,123
Gap, Inc. (The) 1,374 38,527
Lithia Motors, Inc., Class
a
A 147 41,098
Murphy USA, Inc. 106 41,418
Penske Automotive Group, Inc. 111 17,485
RH* 94 15,577
Valvoline, Inc.* 773 29,219
688,201
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class
a
A* 1,897 121,825
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.* 725 14,869
Columbia Sportswear Co. 154 9,539
Crocs, Inc.* 318 28,846
PVH Corp. 293 20,100
VF Corp. 1,996 38,762
112,116
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies,
Inc. 231 65,276
Core & Main, Inc., Class
a
A* 1,157 62,663
GATX Corp. 217 39,965
MSC Industrial Direct Co., Inc.,
Class
a
A 278 26,088
Watsco, Inc. 212 88,474
WESCO International, Inc. 297 85,981
368,447
Water Utilities — 0.2%
Essential Utilities, Inc. 1,717 68,629
Total Common Stocks
(Cost $18,657,508)
20,972,352
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (d)
(Cost $98,859) 98,859 $ 98,859
Principal
Amount
Short-Term Investments — 5 .9%
Repurchase Agreements (e) — 5 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,958,478
(Cost $1,957,897) $ 1,957,897
1,957,897
Total Investments — 69.4%
(Cost $20,714,264) 23,029,108
Other assets less liabilities — 30.6% 10,150,673
Net Assets — 100.0% $ 33,179,781
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $96,618, collateralized in the form of cash with a
value of $98,859 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $4,360 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.75%, and maturity dates ranging from April 30, 2026
– August 15, 2054. The total value of collateral is $103,219.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $98,859.
(d) Rate shown is the 7-day yield as of February 28, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

ULTRAPRO MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400
®
E-Mini Index 13 3/20/2026 U.S. Dollar $ 4,651,270 $ 174,246
Swap Agreements
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,662,152 4/6/2027 Bank of America NA 4.69% S&P MidCap 400
®
2,149,461
18,695,087 4/7/2026 BNP Paribas 4.44% S&P MidCap 400
®
(454,662)
12,356,133 3/8/2027 Citibank NA 4.34% S&P MidCap 400
®
903,614
13,312,575 11/6/2026 Goldman Sachs International 4.29% S&P MidCap 400
®
80,253
12,567,074 3/8/2027 Societe Generale 4.54% S&P MidCap 400
®
1,223,806
12,331,106 1/12/2027 UBS AG 4.44% S&P MidCap 400
®
794,266
73,924,127 4,696,738
Total Unrealized
Appreciation
5,151,400
Total Unrealized
Depreciation
(454,662)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) — 58 .4%
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.* 68,190 $ 36,986,256
Automobiles — 2.3%
Tesla, Inc.* 1,564,284 629,639,953
Beverages — 1.3%
Coca-Cola Europacific Partners
plc 396,447 43,779,642
Keurig Dr Pepper, Inc. 1,175,433 35,592,111
Monster Beverage Corp.* 845,392 72,111,938
PepsiCo, Inc. 1,183,059 200,812,435
352,296,126
Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc.* 114,274 38,044,100
Amgen, Inc. 465,871 180,832,487
Gilead Sciences, Inc. 1,073,562 159,907,060
Insmed, Inc.* 184,490 27,549,892
Regeneron Pharmaceuticals,
Inc. 89,355 69,846,123
Vertex Pharmaceuticals, Inc.* 219,480 109,044,248
585,223,910
Broadline Retail — 3.0%
Amazon.com, Inc.* 3,350,390 703,581,900
MercadoLibre, Inc.* 43,827 77,029,459
PDD Holdings, Inc., ADR* 577,871 59,942,559
840,553,918
Chemicals — 0.7%
Linde plc 403,931 205,229,262
Commercial Services & Supplies — 0.4%
Cintas Corp. 347,672 69,927,269
Copart, Inc.* 837,544 31,902,051
101,829,320
Communications Equipment — 1.0%
Cisco Systems, Inc. 3,418,738 271,652,922
Construction & Engineering — 0.2%
Ferrovial SE 634,936 47,226,540
Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp. 383,442 387,579,339
Walmart, Inc. 4,228,621 541,052,057
928,631,396
Diversified Telecommunication Services — 0.3%
Comcast Corp., Class
a
A 3,144,679 97,359,262
Electric Utilities — 0.9%
American Electric Power Co.,
Inc. 462,049 61,831,397
Constellation Energy Corp. 313,523 103,424,967
Exelon Corp. 874,180 43,245,685
Investments
Shares Value
Common Stocks (a) (continued)
Xcel Energy, Inc. 511,826 $ 42,665,815
251,167,864
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 853,786 55,718,074
Entertainment — 1.8%
Electronic Arts, Inc. 216,354 43,394,122
Netflix, Inc.* 3,666,188 352,833,933
Take-Two Interactive Software,
Inc.* 159,874 33,810,153
Warner Bros Discovery, Inc.* 2,144,075 60,398,593
490,436,801
Financial Services — 0.1%
PayPal Holdings, Inc. 809,576 37,410,507
Food Products — 0.3%
Kraft Heinz Co. (The) 1,024,036 25,201,526
Mondelez International, Inc.,
Class
a
A 1,116,472 68,752,346
93,953,872
Ground Transportation — 0.4%
CSX Corp. 1,611,151 68,780,036
Old Dominion Freight Line, Inc. 180,864 36,724,435
105,504,471
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc.* 337,522 24,784,240
GE HealthCare Technologies,
Inc. 394,163 33,216,116
IDEXX Laboratories, Inc.* 69,037 45,338,669
Intuitive Surgical, Inc.* 306,707 154,430,042
257,769,067
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class
a
A* 367,986 49,718,588
Booking Holdings, Inc. 27,984 118,633,970
DoorDash, Inc., Class
a
A* 351,696 62,063,793
Marriott International, Inc.,
Class
a
A 232,135 79,327,494
Starbucks Corp. 983,939 96,445,701
406,189,546
Industrial Conglomerates — 0.5%
Honeywell International, Inc. 549,295 133,802,769
Interactive Media & Services — 6.1%
Alphabet, Inc., Class
a
A 1,823,452 568,479,395
Alphabet, Inc., Class
a
C 1,694,732 527,790,387
Meta Platforms, Inc., Class
a
A 920,412 596,592,650
1,692,862,432
IT Services — 0.6%
Cognizant Technology Solutions
Corp., Class
a
A 417,545 26,902,424
Shopify, Inc., Class
a
A* 1,058,393 127,779,787
154,682,211

ULTRAPRO QQQ
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 0.2%
PACCAR, Inc. 454,438 $ 57,300,087
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 111,973 26,272,225
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 247,980 43,168,358
Professional Services — 0.6%
Automatic Data Processing, Inc. 349,997 75,025,357
Paychex, Inc. 311,440 29,166,356
Thomson Reuters Corp. 384,806 37,099,146
Verisk Analytics, Inc., Class
a
A 120,550 25,022,564
166,313,423
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 366,661 16,364,080
Semiconductors & Semiconductor Equipment — 15.1%
Advanced Micro Devices, Inc.* 1,408,693 282,034,426
Analog Devices, Inc. 423,595 150,710,865
Applied Materials, Inc. 689,219 256,596,234
ARM Holdings plc, ADR* 119,630 15,246,843
ASML Holding NV (Registered),
ADR 75,875 110,061,240
Broadcom, Inc. 1,480,018 472,939,752
Intel Corp.* 4,127,222 188,242,595
KLA Corp. 113,625 173,226,994
Lam Research Corp. 1,086,863 254,206,387
Marvell Technology, Inc. 745,816 60,925,709
Microchip Technology, Inc. 467,642 34,904,799
Micron Technology, Inc. 973,618 401,490,855
Monolithic Power Systems, Inc. 41,448 47,364,287
NVIDIA Corp. 7,615,820 1,349,447,146
NXP Semiconductors NV 217,767 49,435,287
QUALCOMM, Inc. 926,629 131,914,904
Texas Instruments, Inc. 786,146 166,749,428
4,145,497,751
Software — 7.5%
Adobe, Inc.* 362,219 95,049,888
AppLovin Corp., Class
a
A* 266,172 115,723,600
Atlassian Corp., Class
a
A* 145,324 10,918,192
Autodesk, Inc.* 183,477 45,111,490
Cadence Design Systems, Inc.* 235,602 71,010,443
Crowdstrike Holdings, Inc.,
Class
a
A* 217,119 80,763,926
Datadog, Inc., Class
a
A* 281,588 31,526,592
Fortinet, Inc.* 643,322 50,841,738
Intuit, Inc. 240,810 98,498,514
Microsoft Corp. 2,329,311 914,813,602
Palantir Technologies, Inc.,
Class
a
A* 1,976,482 271,153,566
Palo Alto Networks, Inc.* 706,054 105,145,562
Roper Technologies, Inc. 93,149 32,577,000
Strategy, Inc., Class
a
A* 231,560 29,987,020
Investments
Shares Value
Common Stocks (a) (continued)
Synopsys, Inc.* 160,747 $ 66,549,258
Workday, Inc., Class
a
A* 184,244 24,644,477
Zscaler, Inc.* 138,000 20,284,620
2,064,599,488
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.* 730,394 68,569,389
Ross Stores, Inc. 281,392 57,865,451
126,434,840
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc. 4,631,091 1,223,441,620
Seagate Technology Holdings
plc 184,747 75,347,217
Western Digital Corp. 295,757 82,723,233
1,381,512,070
Trading Companies & Distributors — 0.2%
Fastenal Co. 993,265 45,729,921
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. 967,717 210,081,684
Total Common Stocks
(Cost $16,555,351,513)
16,059,400,406
Exchange Traded Funds (a) — 22 .6%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $6,202,550,000) 62,000,000 6,206,820,000
Principal
Amount
Short-Term Investments — 17.5%
Repurchase Agreements (d) — 4.5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,246,546,537
(Cost $1,246,177,030) $ 1,246,177,030
1,246,177,030
U.S. Treasury Obligations (a) — 13.0%
U.S. Treasury Bills
3.54%, 3/3/2026 (e) 675,000,000 674,932,466
3.63%, 3/5/2026 (e) 1,500,000,000 1,499,544,375
3.58%, 3/10/2026 (e) 500,000,000 499,597,595
3.55%, 3/19/2026 (e) 450,000,000 449,229,528
3.64%, 4/21/2026 (e) 450,000,000 447,740,627
Total U.S. Treasury Obligations
(Cost $3,570,722,141) 3,571,044,591
Total Short-Term Investments
(Cost $4,816,899,171) 4,817,221,621

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Principal
Amount Value
Total Investments — 98.5%
(Cost $27,574,800,684) $ 27,083,442,027
Other assets less liabilities — 1.5% 413,656,909
Net Assets — 100.0% $ 27,497,098,936
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,727,795,220.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Abbreviations
ADR American Depositary Receipt
ETF Exchange Traded Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 6,202,550,000 – – 4,270,000 6,206,820,000 62,000,000 –
Futures Contracts Purchased
UltraPro QQQ
®
had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq-100-E-Mini Index 9,064 3/20/2026 U.S. Dollar $ 4,532,861,080 $ (53,746,320)
Swap Agreements
UltraPro QQQ
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
7,317,435,087 11/4/2027 Bank of America NA 4.79% Nasdaq-100 Index
®
(2,786,200)
7,236,314,957 11/4/2027 Barclays Bank PLC 4.59% Nasdaq-100 Index
®
(3,689,001)
6,960,057,234 3/8/2027 BNP Paribas 4.69% Nasdaq-100 Index
®
(110,635,113)
5,510,303,230 3/8/2027 Citibank NA 4.89% Nasdaq-100 Index
®
50,638,925
6,559,248,912 11/8/2027 Goldman Sachs International 4.54% Nasdaq-100 Index
®
(5,728,679)
4,484,470,547 11/8/2027 J.P. Morgan Securities, LLC 4.49% Nasdaq-100 Index
®
(24,177,973)
3,899,457,129 11/4/2027
Morgan Stanley & Co.
International plc 4.59% Nasdaq-100 Index
®
38,098,952
6,334,957,992 1/12/2027
Nomura Global Financial
Products Inc. 4.84% Nasdaq-100 Index
®
50,807,502
6,401,152,018 11/4/2027 Societe Generale 4.74% Nasdaq-100 Index
®
(131,683,378)
7,195,056,010 1/12/2027 UBS AG 4.56% Nasdaq-100 Index
®
(27,790,842)
61,898,453,116 (166,945,807)
Total Unrealized
Appreciation
139,545,379
Total Unrealized
Depreciation
(306,491,186)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) — 55 .0%
Aerospace & Defense — 1.2%
AAR Corp.* 2,415 $ 282,966
AeroVironment, Inc.* 2,332 588,247
AerSale Corp.* 1,985 15,483
AIRO Group Holdings, Inc.* 494 4,841
Archer Aviation, Inc., Class
a
A* 38,949 277,317
Astronics Corp.* 1,897 152,936
Byrna Technologies, Inc.* 1,117 14,275
Cadre Holdings, Inc. 1,755 77,905
Ducommun, Inc.* 855 105,669
Eve Holding, Inc.* 5,917 17,751
Firefly Aerospace, Inc.(b) 1,324 25,514
Intuitive Machines, Inc.(b) 6,748 111,207
Kratos Defense & Security
Solutions, Inc.* 10,290 886,792
Mercury Systems, Inc.* 3,214 286,142
Moog, Inc., Class
a
A 1,734 585,104
National Presto Industries, Inc. 326 43,012
Park Aerospace Corp. 1,124 29,696
Red Cat Holdings, Inc.(b) 6,309 73,500
Redwire Corp.(b) 4,518 40,978
Satellogic, Inc., Class
a
A(b) 5,180 15,540
V2X, Inc.* 1,426 99,464
Voyager Technologies, Inc.,
Class
a
A* 855 22,820
VSE Corp. 1,654 375,574
4,132,733
Air Freight & Logistics — 0.1%
Arrive AI, Inc.* 179 197
Forward Air Corp.* 1,322 33,433
Hub Group, Inc., Class
a
A 3,687 158,799
Radiant Logistics, Inc.* 2,237 16,599
209,028
Automobile Components — 0.6%
Adient plc* 5,038 122,524
Cooper-Standard Holdings,
Inc.* 1,044 40,131
Dana, Inc. 7,264 248,719
Dauch Corp.* 14,121 93,199
Dorman Products, Inc.* 1,702 200,598
Fox Factory Holding Corp.* 2,598 43,750
Garrett Motion, Inc. 9,807 199,671
Gentherm, Inc.* 1,881 61,640
Goodyear Tire & Rubber Co.
(The)* 17,030 140,497
Holley, Inc.* 4,713 19,229
LCI Industries 1,461 194,605
Motorcar Parts of America, Inc.* 817 8,448
Patrick Industries, Inc. 2,007 248,447
Phinia, Inc. 2,349 170,608
Solid Power, Inc.* 9,490 33,595
Standard Motor Products, Inc. 1,305 51,782
Strattec Security Corp.* 252 22,176
Visteon Corp. 1,698 162,448
XPEL, Inc.*(c) 1,566 66,743
2,128,810
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A(b) 8,808 $ 4,311
Livewire Group, Inc.(b) 2,265 3,805
Winnebago Industries, Inc. 1,685 67,215
75,331
Banks — 5.2%
1st Source Corp. 1,143 76,592
ACNB Corp. 632 31,853
Amalgamated Financial Corp. 1,416 54,502
Amerant Bancorp, Inc., Class
a
A 2,259 48,230
Ameris Bancorp 4,088 317,474
Ames National Corp. 549 14,828
Arrow Financial Corp. 1,004 33,443
Associated Banc-Corp. 10,273 271,310
Atlantic Union Bankshares
Corp. 8,803 326,239
Avidbank Holdings, Inc.* 178 5,141
Axos Financial, Inc.* 3,358 291,542
Banc of California, Inc. 7,919 146,264
BancFirst Corp. 1,290 141,900
Bancorp, Inc. (The)* 2,600 136,474
Bank First Corp. 557 75,011
Bank of Hawaii Corp. 2,429 184,045
Bank of Marin Bancorp 914 22,749
Bank of NT Butterfield & Son
Ltd. (The) 2,574 130,630
Bank7 Corp. 266 10,821
BankUnited, Inc. 4,662 217,715
Bankwell Financial Group, Inc. 439 20,501
Banner Corp. 2,102 123,703
Bar Harbor Bankshares 1,013 32,679
BayCom Corp. 632 18,581
BCB Bancorp, Inc. 959 7,672
Beacon Financial Corp. 5,148 153,102
Blue Foundry Bancorp* 1,113 14,669
Blue Ridge Bankshares, Inc. 4,160 16,890
Bridgewater Bancshares, Inc.* 1,290 23,581
Burke & Herbert Financial
Services Corp. 833 53,679
Business First Bancshares, Inc. 1,758 47,993
BV Financial, Inc.* 502 9,377
Byline Bancorp, Inc. 1,936 60,403
C&F Financial Corp. 189 13,763
California BanCorp 1,383 25,323
Camden National Corp. 1,036 47,822
Capital Bancorp, Inc. 723 21,263
Capital City Bank Group, Inc. 856 36,675
Capitol Federal Financial, Inc. 7,598 54,554
Carter Bankshares, Inc.* 1,383 28,822
Cathay General Bancorp 4,092 203,413
CB Financial Services, Inc. 279 9,712
Central Pacific Financial Corp. 1,622 51,661
CF Bankshares, Inc. 286 8,643
Chain Bridge Bancorp, Inc.,
Class
a
A* 138 4,761
Chemung Financial Corp. 259 14,380

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 880 $ 25,186
Citizens & Northern Corp. 1,061 23,830
Citizens Community Bancorp,
Inc. 584 10,167
Citizens Financial Services, Inc. 278 16,697
City Holding Co. 868 104,134
Civista Bancshares, Inc. 1,176 28,001
CNB Financial Corp. 1,803 50,502
Coastal Financial Corp.* 798 59,204
CoastalSouth Bancshares, Inc. 335 8,224
Colony Bankcorp, Inc. 1,046 20,742
Columbia Financial, Inc.* 1,678 30,036
Commercial Bancgroup, Inc.* 427 11,106
Community Financial System,
Inc. 3,271 198,059
Community Trust Bancorp, Inc. 989 59,380
Community West Bancshares 1,036 24,066
ConnectOne Bancorp, Inc. 2,941 78,025
Customers Bancorp, Inc.* 1,972 132,992
CVB Financial Corp. 8,066 155,109
Dime Community Bancshares,
Inc. 2,459 79,549
Eagle Bancorp Montana, Inc. 456 9,895
Eagle Bancorp, Inc. 1,731 44,054
Eagle Financial Services, Inc. 283 9,823
Eastern Bankshares, Inc. 13,668 267,346
ECB Bancorp, Inc.* 461 7,925
Enterprise Financial Services
Corp. 2,264 129,274
Equity Bancshares, Inc.,
Class
a
A 948 42,546
Esquire Financial Holdings, Inc. 447 45,138
Farmers & Merchants Bancorp,
Inc. 784 20,274
Farmers National Banc Corp. 2,257 29,183
FB Bancorp, Inc.* 1,101 14,500
FB Financial Corp. 2,556 139,788
Fidelity D&D Bancorp, Inc. 290 12,716
Financial Institutions, Inc. 1,227 38,503
Finward Bancorp 209 7,808
Finwise Bancorp* 573 9,649
First Bancorp 2,485 141,123
First Bancorp 9,821 207,518
First Bancorp, Inc. (The) 667 18,443
First Bank 1,330 21,174
First Busey Corp. 5,217 132,303
First Business Financial
Services, Inc. 489 26,724
First Capital, Inc. 205 10,414
First Commonwealth Financial
Corp. 6,424 112,613
First Community Bankshares,
Inc. 965 37,760
First Community Corp. 455 13,113
First Financial Bancorp 6,214 174,427
First Financial Bankshares, Inc. 8,297 256,626
First Financial Corp. 702 44,479
First Foundation, Inc.* 3,917 22,993
First Internet Bancorp 480 9,734
Investments
Shares Value
Common Stocks (a) (continued)
First Interstate BancSystem,
Inc., Class
a
A 5,519 $ 191,013
First Merchants Corp. 3,532 138,031
First Mid Bancshares, Inc. 1,344 55,117
First National Corp. 479 12,717
First United Corp. 372 13,195
First Western Financial, Inc.* 514 12,999
Firstsun Capital Bancorp* 778 28,374
Five Star Bancorp 964 37,529
Flagstar Bank NA 18,679 237,037
Flushing Financial Corp. 1,989 30,690
Franklin Financial Services
Corp. 261 13,436
FS Bancorp, Inc. 397 15,685
Fulton Financial Corp. 11,247 230,001
FVCBankcorp, Inc. 952 14,699
GBank Financial Holdings, Inc.
(b) 556 16,797
German American Bancorp, Inc. 2,239 92,560
Glacier Bancorp, Inc. 7,918 360,190
Great Southern Bancorp, Inc. 512 31,503
Greene County Bancorp, Inc. 436 9,623
Hancock Whitney Corp. 5,229 344,120
Hanmi Financial Corp. 1,854 48,408
Hanover Bancorp, Inc. 280 5,790
Hawthorn Bancshares, Inc. 361 11,909
HBT Financial, Inc. 706 19,034
Heritage Commerce Corp. 3,699 45,979
Heritage Financial Corp. 2,105 55,593
Hilltop Holdings, Inc. 2,679 100,275
Hingham Institution For Savings
(The)(b) 99 27,633
Home Bancorp, Inc. 419 24,763
Home BancShares, Inc. 11,632 319,415
HomeTrust Bancshares, Inc. 991 41,761
Hope Bancorp, Inc. 7,634 85,959
Horizon Bancorp, Inc. 3,107 52,322
Independent Bank Corp. 3,106 242,485
Independent Bank Corp. 1,235 42,916
International Bancshares Corp. 3,357 225,288
Investar Holding Corp. 566 15,978
John Marshall Bancorp, Inc. 779 14,957
Kearny Financial Corp. 3,534 27,035
Lakeland Financial Corp. 1,552 90,156
Landmark Bancorp, Inc. 291 8,072
LCNB Corp. 830 14,102
LINKBANCORP, Inc. 1,326 11,470
Live Oak Bancshares, Inc. 2,185 79,250
MainStreet Bancshares, Inc. 436 9,679
Mechanics Bancorp 2,988 42,609
Mercantile Bank Corp. 983 50,782
Meridian Corp. 574 11,159
Metrocity Bankshares, Inc. 1,205 33,860
Metropolitan Bank Holding
Corp. 566 47,629
Mid Penn Bancorp, Inc. 1,203 38,701
Midland States Bancorp, Inc. 1,271 28,127
MVB Financial Corp. 691 18,657
National Bank Holdings Corp.,
Class
a
A 2,339 93,537
National Bankshares, Inc. 386 14,494

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
NB Bancorp, Inc. 2,438 $ 52,027
NBT Bancorp, Inc. 3,164 135,166
Nicolet Bankshares, Inc. 1,137 173,688
Northeast Bank 458 50,783
Northeast Community Bancorp,
Inc. 760 18,392
Northfield Bancorp, Inc. 2,279 30,402
Northpointe Bancshares, Inc. 1,264 22,828
Northrim Bancorp, Inc. 1,342 31,524
Northwest Bancshares, Inc. 8,959 111,540
Norwood Financial Corp. 513 14,908
Oak Valley Bancorp 421 13,472
OceanFirst Financial Corp. 3,468 62,632
OFG Bancorp 2,727 109,298
Ohio Valley Banc Corp. 231 9,848
Old National Bancorp 21,607 499,122
Old Second Bancorp, Inc. 3,107 60,990
OP Bancorp 730 9,753
Orange County Bancorp, Inc. 722 23,978
Origin Bancorp, Inc. 1,838 76,461
Orrstown Financial Services,
Inc. 1,150 41,331
Park National Corp. 916 150,709
Parke Bancorp, Inc. 614 17,106
Pathward Financial, Inc. 1,402 127,288
Patriot National Bancorp, Inc.* 4,226 5,282
PCB Bancorp 674 15,071
Peapack-Gladstone Financial
Corp. 991 33,189
Peoples Bancorp of North
Carolina, Inc. 263 10,049
Peoples Bancorp, Inc. 2,148 69,316
Peoples Financial Services
Corp. 572 30,659
Pioneer Bancorp, Inc.* 677 9,552
Plumas Bancorp 402 20,221
Ponce Financial Group, Inc.* 1,212 19,695
Preferred Bank 722 63,334
Primis Financial Corp. 1,295 17,107
Princeton Bancorp, Inc. 326 11,074
Provident Financial Services,
Inc. 7,953 167,331
QCR Holdings, Inc. 1,020 88,230
RBB Bancorp 1,000 21,500
Red River Bancshares, Inc. 304 26,965
Renasant Corp. 5,819 219,085
Republic Bancorp, Inc., Class
a
A 513 35,397
Rhinebeck Bancorp, Inc.* 277 4,432
Richmond Mutual Bancorp, Inc. 513 6,925
Riverview Bancorp, Inc. 1,261 6,746
S&T Bancorp, Inc. 2,362 98,755
SB Financial Group, Inc. 351 7,287
Seacoast Banking Corp. of
Florida 5,393 167,830
ServisFirst Bancshares, Inc. 3,183 257,855
Shore Bancshares, Inc. 1,904 35,376
Sierra Bancorp 753 27,093
Simmons First National Corp.,
Class
a
A 8,902 177,239
SmartFinancial, Inc. 897 35,171
Sound Financial Bancorp, Inc. 135 5,733
Investments
Shares Value
Common Stocks (a) (continued)
South Plains Financial, Inc. 800 $ 32,768
Southern First Bancshares,
Inc.* 481 26,859
Southern Missouri Bancorp,
Inc. 596 36,898
Southside Bancshares, Inc. 1,782 55,812
SR Bancorp, Inc. 455 7,530
Stellar Bancorp, Inc. 2,907 109,478
Stock Yards Bancorp, Inc. 1,623 104,099
Texas Capital Bancshares, Inc.* 2,803 267,126
Third Coast Bancshares, Inc.* 800 31,688
Timberland Bancorp, Inc. 458 17,441
Tompkins Financial Corp. 831 63,746
Towne Bank 4,533 155,301
TriCo Bancshares 1,869 89,301
Triumph Financial, Inc.* 1,401 78,260
TrustCo Bank Corp. 1,147 49,745
Trustmark Corp. 3,466 147,617
UMB Financial Corp. 4,490 520,301
Union Bankshares, Inc. 220 5,115
United Bankshares, Inc. 8,619 355,965
United Community Banks, Inc. 7,563 243,302
United Security Bancshares 854 8,873
Unity Bancorp, Inc. 454 24,148
Univest Financial Corp. 1,755 58,880
USCB Financial Holdings, Inc. 723 13,686
Valley National Bancorp 29,932 377,443
Virginia National Bankshares
Corp. 291 11,268
WaFd, Inc. 4,807 149,786
Washington Trust Bancorp, Inc. 1,177 39,653
WesBanco, Inc. 5,846 203,850
West Bancorp, Inc. 938 22,840
Westamerica Bancorp 1,497 75,823
Western New England Bancorp,
Inc. 1,118 14,366
WSFS Financial Corp. 3,456 219,491
17,853,564
Beverages — 0.1%
MGP Ingredients, Inc. 870 16,530
National Beverage Corp.* 1,479 53,762
Vita Coco Co., Inc. (The)* 2,948 171,161
Zevia PBC, Class
a
A* 3,427 4,592
246,045
Biotechnology — 4.9%
4D Molecular Therapeutics,
Inc.* 2,481 23,966
Abeona Therapeutics, Inc.(b) 2,692 13,783
Absci Corp.(b) 8,414 23,054
ACADIA Pharmaceuticals, Inc.* 7,680 188,621
Actuate Therapeutics, Inc.* 585 2,188
ADC Therapeutics SA* 5,307 21,759
ADMA Biologics, Inc.* 14,307 222,760
Agios Pharmaceuticals, Inc.* 3,484 105,321
Akebia Therapeutics, Inc.* 15,619 20,461
Aldeyra Therapeutics, Inc.* 3,347 18,275
Alector, Inc.* 4,954 12,038
Alkermes plc* 10,012 301,361

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Allogene Therapeutics, Inc.* 9,491 $ 26,385
Altimmune, Inc.* 5,472 23,584
Amicus Therapeutics, Inc.* 18,382 264,149
AnaptysBio, Inc.* 1,140 62,757
Anavex Life Sciences Corp.* 5,156 22,841
Anika Therapeutics, Inc.* 769 11,043
Annexon, Inc.* 6,186 34,642
Apogee Therapeutics, Inc.* 2,381 166,670
Arbutus Biopharma Corp.* 9,339 43,520
Arcellx, Inc.* 2,115 240,666
Arcturus Therapeutics Holdings,
Inc.* 1,550 12,757
Arcus Biosciences, Inc.* 4,850 98,795
Arcutis Biotherapeutics, Inc.* 6,790 183,126
Ardelyx, Inc.* 14,791 96,881
ArriVent Biopharma, Inc.(b) 1,821 41,828
Arrowhead Pharmaceuticals,
Inc.* 8,183 517,738
ARS Pharmaceuticals, Inc.(b) 3,636 33,742
aTyr Pharma, Inc.(b) 5,915 5,677
Aura Biosciences, Inc.* 2,711 15,968
Aurinia Pharmaceuticals, Inc.* 7,366 104,376
Avidity Biosciences, Inc.* 7,147 514,584
Avita Medical, Inc.(b) 752 3,783
Beam Therapeutics, Inc.* 5,894 167,743
Benitec Biopharma, Inc.* 919 10,017
Bicara Therapeutics, Inc.* 1,943 32,604
BioCryst Pharmaceuticals, Inc.* 12,710 111,212
Biohaven Ltd.* 5,788 66,678
Bridgebio Pharma, Inc.* 9,796 651,238
Bright Minds Biosciences, Inc.* 312 26,152
Candel Therapeutics, Inc.* 2,703 14,191
Capricor Therapeutics, Inc.* 2,376 66,362
Cardiff Oncology, Inc.(b) 3,825 7,421
CareDx, Inc.* 3,208 60,182
Cartesian Therapeutics, Inc.* 647 4,911
Catalyst Pharmaceuticals, Inc.* 7,139 164,768
Celcuity, Inc.* 1,996 222,973
Celldex Therapeutics, Inc.* 4,042 121,624
CG oncology, Inc.* 3,452 202,978
Cogent Biosciences, Inc.* 8,508 330,536
Coherus Oncology, Inc.(b) 6,539 10,920
Compass Therapeutics, Inc.* 8,104 45,788
Corvus Pharmaceuticals, Inc.* 3,533 64,513
CRISPR Therapeutics AG* 5,339 321,087
Cullinan Therapeutics, Inc.* 3,338 51,739
Cytokinetics, Inc.* 7,365 458,250
Day One Biopharmaceuticals,
Inc.* 4,865 51,569
Denali Therapeutics, Inc.* 8,171 173,062
Design Therapeutics, Inc.* 1,477 15,420
DiaMedica Therapeutics, Inc.* 2,091 16,623
Dianthus Therapeutics, Inc.* 1,508 83,227
Disc Medicine, Inc.* 1,537 102,395
Dyne Therapeutics, Inc.* 7,634 119,243
Editas Medicine, Inc.* 5,548 12,206
Eledon Pharmaceuticals, Inc.* 3,462 9,070
Emergent BioSolutions, Inc.* 3,221 26,251
Enanta Pharmaceuticals, Inc.* 1,682 24,053
Entrada Therapeutics, Inc.* 1,758 20,973
Investments
Shares Value
Common Stocks (a) (continued)
Erasca, Inc.* 10,689 $ 146,012
Fate Therapeutics, Inc.* 6,707 9,926
Fennec Pharmaceuticals, Inc.* 1,445 12,268
Foghorn Therapeutics, Inc.* 2,056 11,678
Geron Corp.* 33,700 56,616
Gossamer Bio, Inc.* 11,854 5,037
GRAIL, Inc.* 2,168 115,403
Greenwich Lifesciences, Inc.(b) 387 10,728
Gyre Therapeutics, Inc.* 733 6,040
Heron Therapeutics, Inc.* 9,477 11,278
Humacyte, Inc.(b) 9,570 10,671
Ideaya Biosciences, Inc.* 4,965 159,873
ImmunityBio, Inc.(b) 18,209 178,084
Immunome, Inc.* 5,782 126,395
Immunovant, Inc.* 4,324 119,905
Inhibikase Therapeutics, Inc.(b) 3,728 7,642
Inhibrx Biosciences, Inc.* 557 41,290
Inmune Bio, Inc.* 1,254 1,618
Intellia Therapeutics, Inc.* 6,351 87,517
Iovance Biotherapeutics, Inc.(b) 18,972 73,232
Ironwood Pharmaceuticals,
Inc., Class
a
A* 9,814 33,564
Jade Biosciences, Inc. 2,855 42,340
Janux Therapeutics, Inc.* 2,646 36,012
KalVista Pharmaceuticals, Inc.* 2,370 38,584
Keros Therapeutics, Inc.* 1,802 25,570
Kodiak Sciences, Inc.* 2,018 54,082
Korro Bio, Inc.* 409 4,961
Krystal Biotech, Inc.* 1,533 422,556
Kura Oncology, Inc.* 4,970 43,388
Kymera Therapeutics, Inc.* 3,480 317,898
Larimar Therapeutics, Inc.* 2,976 15,803
Lexeo Therapeutics, Inc.* 3,890 27,930
Madrigal Pharmaceuticals, Inc.* 1,149 496,368
MannKind Corp.* 18,799 61,661
MapLight Therapeutics, Inc.* 1,042 17,995
MeiraGTx Holdings plc* 2,773 20,964
MiMedx Group, Inc.* 7,322 35,805
Mineralys Therapeutics, Inc.* 2,881 84,298
Mirum Pharmaceuticals, Inc.* 2,536 234,047
Monopar Therapeutics, Inc.* 281 15,400
Monte Rosa Therapeutics, Inc.* 2,863 50,818
Myriad Genetics, Inc.* 5,604 25,834
Neurogene, Inc.* 611 14,352
Nkarta, Inc.* 2,618 7,069
Novavax, Inc.* 9,242 93,714
Nurix Therapeutics, Inc.* 6,184 98,758
Nuvalent, Inc., Class
a
A* 3,082 314,210
Nuvectis Pharma, Inc.* 955 8,461
Olema Pharmaceuticals, Inc.* 3,681 89,080
Organogenesis Holdings, Inc.,
Class
a
A* 4,212 13,521
ORIC Pharmaceuticals, Inc.* 4,081 54,889
Oruka Therapeutics, Inc.* 2,383 81,999
Palvella Therapeutics, Inc.(b) 447 60,354
Perspective Therapeutics, Inc.* 3,677 19,856
Praxis Precision Medicines,
Inc.* 1,516 510,513
Precigen, Inc.* 11,181 42,376
Prime Medicine, Inc.* 6,138 28,358

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Protagonist Therapeutics, Inc.* 3,590 $ 330,567
Protalix BioTherapeutics, Inc.* 4,420 12,730
Protara Therapeutics, Inc.* 2,172 13,814
Prothena Corp. plc* 2,719 23,574
PTC Therapeutics, Inc.* 4,792 326,766
Puma Biotechnology, Inc.* 2,644 15,071
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 23,477 86,161
REGENXBIO, Inc.* 2,867 25,918
Relay Therapeutics, Inc.* 8,688 89,139
Replimune Group, Inc.* 4,270 32,666
Rezolute, Inc.* 4,978 15,979
Rhythm Pharmaceuticals, Inc.* 3,266 302,856
Rigel Pharmaceuticals, Inc.* 1,088 37,797
Rocket Pharmaceuticals, Inc.* 5,225 26,177
Sana Biotechnology, Inc.* 10,279 43,275
Savara, Inc.* 8,741 52,621
Scholar Rock Holding Corp.* 5,080 224,892
SELLAS Life Sciences Group,
Inc.(b) 7,641 37,670
Sionna Therapeutics, Inc.* 993 36,284
Soleno Therapeutics, Inc.* 2,873 112,248
Solid Biosciences, Inc.* 3,639 22,598
Spyre Therapeutics, Inc.* 4,235 182,147
Stoke Therapeutics, Inc.* 2,767 100,746
Syndax Pharmaceuticals, Inc.* 5,248 113,934
Tango Therapeutics, Inc.* 6,559 73,067
Taysha Gene Therapies, Inc.* 13,626 61,726
Tectonic Therapeutic, Inc.* 671 15,735
Tevogen Bio Holdings, Inc.* 2,530 668
TG Therapeutics, Inc.* 8,959 269,576
Tonix Pharmaceuticals Holding
Corp.* 717 10,016
Travere Therapeutics, Inc.* 5,081 151,363
TriSalus Life Sciences, Inc.* 1,880 9,513
TuHURA Biosciences, Inc.(b) 2,047 3,418
Twist Bioscience Corp.* 3,691 173,182
Tyra Biosciences, Inc.* 1,595 53,129
Upstream Bio, Inc.(b) 2,006 15,406
UroGen Pharma Ltd.* 2,273 49,324
Vanda Pharmaceuticals, Inc.* 3,437 30,624
Vaxcyte, Inc.* 7,653 472,496
Vera Therapeutics, Inc.,
Class
a
A* 3,409 139,053
Veracyte, Inc.* 4,839 177,059
Verastem, Inc.* 3,298 18,865
Vericel Corp.* 3,108 110,893
Vir Biotechnology, Inc.* 5,498 49,977
Viridian Therapeutics, Inc.* 4,927 144,755
Voyager Therapeutics, Inc.* 2,869 11,763
X4 Pharmaceuticals, Inc.* 1 3
Xencor, Inc.* 4,343 55,460
Xenon Pharmaceuticals, Inc.* 4,676 202,143
XOMA Royalty Corp.* 585 14,935
Zenas Biopharma, Inc.(b) 1,167 30,750
Zymeworks, Inc.* 3,061 71,291
16,763,499
Broadline Retail — 0.0%(d)
Groupon, Inc., Class
a
A* 1,570 19,814
Investments
Shares Value
Common Stocks (a) (continued)
Kohl's Corp. 6,727 $ 110,121
Savers Value Village, Inc.* 2,373 22,377
152,312
Building Products — 0.9%
American Woodmark Corp.* 885 44,339
Apogee Enterprises, Inc. 1,307 52,045
AZZ, Inc. 1,834 249,387
CSW Industrials, Inc. 1,004 295,507
Gibraltar Industries, Inc.* 1,830 83,228
Griffon Corp. 2,372 202,189
Insteel Industries, Inc. 1,153 42,984
Janus International Group, Inc.* 8,370 58,255
JELD-WEN Holding, Inc.* 5,234 10,259
Masterbrand, Inc.* 7,843 79,371
Modine Manufacturing Co.* 3,235 735,154
Quanex Building Products
Corp. 2,848 58,469
Resideo Technologies, Inc.* 7,976 308,671
Tecnoglass, Inc. 1,675 76,313
UFP Industries, Inc. 3,589 369,344
Zurn Elkay Water Solutions
Corp. 9,267 472,432
3,137,947
Capital Markets — 0.9%
Acadian Asset Management,
Inc. 1,657 89,246
AlTi Global, Inc.* 2,672 11,837
Artisan Partners Asset
Management, Inc., Class
a
A 3,863 155,602
Bakkt, Inc., Class
a
A(b) 883 8,441
BGC Group, Inc., Class
a
A 22,385 213,105
Cohen & Steers, Inc. 1,715 114,682
Diamond Hill Investment Group,
Inc. 154 26,468
DigitalBridge Group, Inc. 10,901 168,420
Donnelley Financial Solutions,
Inc.* 1,575 78,372
Fidus Investment Corp. 1 12
Fold Holdings, Inc.* 383 571
Forge Global Holdings, Inc.* 683 30,735
GCM Grosvenor, Inc., Class
a
A 3,217 37,253
Innventure, Inc.* 1,689 4,797
Marex Group plc 3,402 147,851
MarketWise, Inc. 120 1,682
Miami International Holdings,
Inc.* 1,451 61,813
Moelis & Co., Class
a
A 4,576 271,631
Open Lending Corp.* 6,237 8,295
Patria Investments Ltd., Class
a
A 4,084 53,582
Perella Weinberg Partners,
Class
a
A 3,836 71,004
Piper Sandler Cos. 1,080 319,194
PJT Partners, Inc., Class
a
A 1,417 209,263
Ridgepost Capital, Inc., Class
a
A 3,606 29,100
Siebert Financial Corp.* 873 1,659
Silvercrest Asset Management
Group, Inc., Class
a
A 427 6,493
StepStone Group, Inc., Class
a
A 4,310 185,933

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
StoneX Group, Inc.* 3,027 $ 385,943
Strive, Inc., Class
a
A(b) 859 6,820
Value Line, Inc. 45 1,653
Victory Capital Holdings, Inc.,
Class
a
A 2,734 189,138
Virtus Investment Partners, Inc. 394 54,514
Webull Corp.* 16,849 97,893
Westwood Holdings Group, Inc. 452 7,576
WisdomTree, Inc. 7,635 130,635
3,181,213
Chemicals — 0.9%
AdvanSix, Inc. 1,619 28,867
American Vanguard Corp.* 1,575 7,261
Arq, Inc.* 1,971 6,918
Ascent Industries Co.* 509 8,734
ASP Isotopes, Inc.(b) 5,707 30,475
Aspen Aerogels, Inc.* 4,088 12,754
Avient Corp. 5,677 233,154
Balchem Corp. 2,025 367,396
Cabot Corp. 3,284 250,044
Chemours Co. (The) 9,290 169,450
Core Molding Technologies,
Inc.* 501 9,143
Ecovyst, Inc.* 7,046 79,408
Flotek Industries, Inc.* 876 13,447
Hawkins, Inc. 1,206 179,815
HB Fuller Co. 3,378 222,002
Ingevity Corp.* 2,253 162,284
Innospec, Inc. 1,536 117,627
Intrepid Potash, Inc.* 667 24,659
Koppers Holdings, Inc. 1,170 44,226
Kronos Worldwide, Inc. 1,352 7,855
LSB Industries, Inc.* 3,324 38,625
Mativ Holdings, Inc. 3,336 36,162
Minerals Technologies, Inc. 1,953 137,921
Orion SA 3,421 19,465
Perimeter Solutions, Inc.* 8,587 201,623
PureCycle Technologies, Inc.(b) 8,016 50,581
Quaker Chemical Corp. 853 125,417
Rayonier Advanced Materials,
Inc.* 3,976 37,653
Sensient Technologies Corp. 2,605 264,486
Solesence, Inc.* 1,158 1,482
Stepan Co. 1,328 67,582
Trinseo plc(b) 2,094 482
Tronox Holdings plc 7,379 55,195
Valhi, Inc. 151 2,109
3,014,302
Commercial Services & Supplies — 0.8%
ABM Industries, Inc. 3,761 167,364
ACCO Brands Corp. 5,393 21,949
ACV Auctions, Inc., Class
a
A* 10,367 50,384
BrightView Holdings, Inc.* 4,435 61,159
Brink's Co. (The) 2,600 303,602
Casella Waste Systems, Inc.,
Class
a
A* 3,882 361,647
Cimpress plc* 1,072 78,310
CompX International, Inc. 93 2,185
Investments
Shares Value
Common Stocks (a) (continued)
CoreCivic, Inc.* 6,520 $ 115,274
Deluxe Corp. 2,733 75,841
Ennis, Inc. 1,508 31,834
Enviri Corp.* 4,691 88,801
GEO Group, Inc. (The)* 8,351 125,599
Healthcare Services Group,
Inc.* 4,347 94,634
HNI Corp. 3,933 176,828
Interface, Inc., Class
a
A 3,580 112,734
Liquidity Services, Inc.* 1,436 45,392
MillerKnoll, Inc. 4,223 85,051
Mobile Infrastructure Corp.,
Class
a
A* 797 2,423
Montrose Environmental Group,
Inc.* 2,036 59,492
NL Industries, Inc. 518 3,201
OPENLANE, Inc.* 6,500 185,315
Perma-Fix Environmental
Services, Inc.* 1,065 14,527
Pitney Bowes, Inc.(b) 9,968 106,957
Quad/Graphics, Inc. 1,784 12,327
UniFirst Corp. 905 212,512
Vestis Corp.* 7,119 56,026
Virco Mfg. Corp. 697 4,426
2,655,794
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.* 4,587 46,787
Applied Optoelectronics, Inc.* 3,728 314,009
Aviat Networks, Inc.* 713 17,853
BK Technologies Corp.* 175 15,241
Calix, Inc.* 3,722 192,688
Clearfield, Inc.* 709 22,291
Digi International, Inc.* 2,254 110,040
Extreme Networks, Inc.* 8,109 113,364
Harmonic, Inc.* 6,944 73,815
Inseego Corp.(b) 777 9,596
NETGEAR, Inc.* 1,690 34,848
NetScout Systems, Inc.* 4,318 126,129
Ribbon Communications, Inc.* 5,790 12,912
Viasat, Inc.* 7,619 348,798
Viavi Solutions, Inc.* 13,667 406,046
Vistance Networks, Inc.* 13,461 236,510
2,080,927
Construction & Engineering — 1.6%
Ameresco, Inc., Class
a
A* 1,980 60,311
Arcosa, Inc. 2,995 321,903
Argan, Inc. 828 373,635
Bowman Consulting Group
Ltd., Class
a
A* 861 28,878
Centuri Holdings, Inc.* 4,835 149,885
Concrete Pumping Holdings,
Inc.* 1,360 9,166
Construction Partners, Inc.,
Class
a
A* 2,900 389,673
Dycom Industries, Inc.* 1,729 726,215
Fluor Corp.* 9,941 520,014
Granite Construction, Inc. 2,694 362,235

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Great Lakes Dredge & Dock
Corp.* 4,110 $ 69,664
IES Holdings, Inc.* 558 276,405
Legence Corp., Class
a
A* 2,285 132,644
Limbach Holdings, Inc.* 654 59,789
Matrix Service Co.* 1,673 18,386
MYR Group, Inc.* 951 256,732
NWPX Infrastructure, Inc.* 584 45,318
Orion Group Holdings, Inc.* 2,324 31,909
Primoris Services Corp. 3,340 503,405
Southland Holdings, Inc.* 776 869
Sterling Infrastructure, Inc.* 1,840 787,759
Tutor Perini Corp. 2,745 206,891
5,331,686
Construction Materials — 0.1%
Knife River Corp.* 3,527 313,832
Smith-Midland Corp.* 165 6,338
Titan America SA(b) 1,500 27,180
United States Lime & Minerals,
Inc. 670 76,487
423,837
Consumer Finance — 0.5%
Atlanticus Holdings Corp.* 330 17,262
Bread Financial Holdings, Inc. 2,827 200,321
Consumer Portfolio Services,
Inc.* 592 4,795
Dave, Inc.* 636 122,920
Encore Capital Group, Inc.* 1,384 94,513
Enova International, Inc.* 1,490 207,184
FirstCash Holdings, Inc. 2,440 470,408
Green Dot Corp., Class
a
A* 3,310 38,264
Jefferson Capital, Inc. 485 10,006
LendingClub Corp.* 6,988 104,191
LendingTree, Inc.* 690 25,785
Medallion Financial Corp. 1,002 10,110
Navient Corp. 4,204 36,953
Nelnet, Inc., Class
a
A 692 89,586
NerdWallet, Inc., Class
a
A* 2,642 28,666
Oportun Financial Corp.* 2,503 12,966
OppFi, Inc. 1,649 15,138
PRA Group, Inc.* 2,399 37,784
PROG Holdings, Inc. 2,431 85,596
Regional Management Corp. 557 17,724
Upstart Holdings, Inc.* 5,263 143,311
Vroom, Inc.* 67 1,007
World Acceptance Corp.* 183 24,683
1,799,173
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The) 2,017 131,690
Chefs' Warehouse, Inc. (The)* 2,254 160,913
Grocery Outlet Holding Corp.* 5,851 57,808
HF Foods Group, Inc.* 2,475 5,173
Ingles Markets, Inc., Class
a
A 905 77,015
Natural Grocers by Vitamin
Cottage, Inc. 791 21,381
PriceSmart, Inc. 1,582 244,609
United Natural Foods, Inc.* 3,699 141,339
Investments
Shares Value
Common Stocks (a) (continued)
Village Super Market, Inc.,
Class
a
A 566 $ 22,159
Weis Markets, Inc. 849 57,528
919,615
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA 8,609 41,754
Greif, Inc., Class
a
A 1,565 113,728
Greif, Inc., Class
a
B 286 24,991
Myers Industries, Inc. 2,291 51,250
O-I Glass, Inc.* 9,487 127,126
Ranpak Holdings Corp.,
Class
a
A* 2,897 14,833
TriMas Corp. 1,970 76,987
450,669
Distributors — 0.0%(d)
GigaCloud Technology, Inc.,
Class
a
A* 1,509 66,909
Gold. Com, Inc. 1,175 67,527
Weyco Group, Inc. 378 11,820
146,256
Diversified Consumer Services — 0.6%
American Public Education,
Inc.* 1,074 49,211
Carriage Services, Inc., Class
a
A 873 40,219
Coursera, Inc.* 8,813 56,491
Covista, Inc.* 2,212 216,776
Driven Brands Holdings, Inc.* 3,687 40,557
European Wax Center, Inc.,
Class
a
A* 1,800 10,296
Frontdoor, Inc.* 4,516 309,662
Graham Holdings Co., Class
a
B 201 211,695
KinderCare Learning Cos., Inc.* 1,948 6,818
Laureate Education, Inc.* 7,848 253,804
Lincoln Educational Services
Corp.* 1,827 66,211
Matthews International Corp.,
Class
a
A 1,840 48,631
McGraw Hill, Inc.* 1,791 25,074
Mister Car Wash, Inc.* 6,122 43,589
Nerdy, Inc.(b) 3,665 3,536
OneSpaWorld Holdings Ltd.
6,169
132,819
Perdoceo Education Corp. 4,044 134,868
Phoenix Education Partners,
Inc.(b) 304 8,998
Strategic Education, Inc. 1,444 118,812
Stride, Inc.* 2,637 222,510
Udemy, Inc.* 5,900 29,677
Universal Technical Institute,
Inc.* 2,877 104,148
Zspace, Inc.* 346 91
2,134,493
Diversified REITs — 0.3%
Alexander & Baldwin, Inc., REIT 4,505 93,659
Alpine Income Property Trust,
Inc., REIT 812 16,013

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
American Assets Trust, Inc.,
REIT 3,210 $ 62,659
Armada Hoffler Properties, Inc.,
REIT 4,938 30,862
Broadstone Net Lease, Inc.,
REIT 11,713 227,115
CTO Realty Growth, Inc., REIT 1,988 38,726
Essential Properties Realty
Trust, Inc., REIT 12,267 416,342
Gladstone Commercial Corp.,
REIT 2,857 35,684
Global Net Lease, Inc., REIT 12,235 115,254
Modiv Industrial, Inc., Class
a
C,
REIT 574 8,903
NexPoint Diversified Real
Estate Trust, REIT 2,263 10,070
1,055,287
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 692 25,542
ATN International, Inc. 615 17,724
Bandwidth, Inc., Class
a
A* 1,705 25,268
Cogent Communications
Holdings, Inc. 3,012 56,505
Globalstar, Inc.* 3,097 192,850
IDT Corp., Class
a
B 1,005 51,205
Liberty Latin America Ltd.,
Class
a
A* 1,802 14,128
Liberty Latin America Ltd.,
Class
a
C* 7,828 62,154
Lumen Technologies, Inc.* 58,891 418,715
Shenandoah
Telecommunications Co. 3,133 42,703
Uniti Group, Inc. 10,324 75,572
982,366
Electric Utilities — 0.5%
Genie Energy Ltd., Class
a
B 1,294 18,802
Hawaiian Electric Industries,
Inc.* 10,759 166,657
MGE Energy, Inc. 2,275 186,596
Oklo, Inc., Class
a
A(b) 6,711 422,458
Otter Tail Corp. 2,382 202,708
Portland General Electric Co. 6,992 377,288
TXNM Energy, Inc. 6,220 367,104
1,741,613
Electrical Equipment — 1.6%
Allient, Inc. 889 58,532
American Superconductor
Corp.* 2,693 87,738
Amprius Technologies, Inc.* 6,804 73,007
Array Technologies, Inc.* 9,373 71,047
Atkore, Inc. 2,075 134,273
Bloom Energy Corp., Class
a
A* 13,499 2,101,389
EnerSys 2,300 382,145
Enovix Corp.(b) 10,413 54,877
Eos Energy Enterprises, Inc.(b) 18,953 107,937
Fluence Energy, Inc.* 3,942 61,259
Hyliion Holdings Corp.* 7,646 15,674
KULR Technology Group, Inc.(b) 2,437 6,848
Investments
Shares Value
Common Stocks (a) (continued)
LSI Industries, Inc. 1,678 $ 36,278
NANO Nuclear Energy, Inc.* 2,469 65,651
Net Power, Inc.(b) 1,939 3,742
Nextpower, Inc., Class
a
A* 8,998 945,690
NuScale Power Corp.,
Class
a
A(b) 7,822 100,513
Plug Power, Inc.* 69,502 124,409
Powell Industries, Inc. 589 308,400
Power Solutions International,
Inc.* 528 44,088
Preformed Line Products Co. 158 40,077
Shoals Technologies Group,
Inc., Class
a
A* 10,379 61,547
SKYX Platforms Corp.* 4,418 8,527
SunPower, Inc.* 3,839 4,991
Sunrun, Inc.* 13,808 182,956
T1 Energy, Inc.(b) 8,206 50,549
Thermon Group Holdings, Inc.* 2,024 102,779
Vicor Corp.* 1,418 285,585
5,520,508
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.* 1,690 11,661
Advanced Energy Industries,
Inc. 2,324 779,865
Aeva Technologies, Inc.(b) 2,320 30,763
Arlo Technologies, Inc.* 6,137 96,290
Badger Meter, Inc. 1,833 279,404
Bel Fuse, Inc., Class
a
A 94 19,923
Bel Fuse, Inc., Class
a
B 640 147,014
Belden, Inc. 2,416 346,213
Benchmark Electronics, Inc. 2,207 127,587
Climb Global Solutions, Inc. 238 22,534
CTS Corp. 1,777 93,577
Daktronics, Inc.* 2,344 60,428
ePlus, Inc. 1,630 131,476
Evolv Technologies Holdings,
Inc.* 9,434 50,000
Fabrinet* 2,230 1,216,755
Frequency Electronics, Inc.* 403 20,235
Insight Enterprises, Inc.* 1,802 150,575
Itron, Inc.* 2,800 263,060
Kimball Electronics, Inc.* 1,500 37,485
Knowles Corp.* 5,274 143,295
Methode Electronics, Inc. 2,066 17,478
MicroVision, Inc.(b) 18,478 14,433
Mirion Technologies, Inc.,
Class
a
A* 14,797 319,763
M-Tron Industries, Inc.* 149 9,430
Napco Security Technologies,
Inc. 2,134 99,466
Neonode, Inc.* 766 1,394
nLight, Inc.* 2,860 160,703
Novanta, Inc.* 2,228 299,510
OSI Systems, Inc.* 999 284,915
Ouster, Inc.* 3,359 63,653
PC Connection, Inc. 684 41,690
Plexus Corp.* 1,657 321,673
Powerfleet, Inc.* 7,671 27,385
Richardson Electronics Ltd. 746 9,161

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Rogers Corp.* 1,120 $ 120,770
Sanmina Corp.* 3,225 500,713
ScanSource, Inc.* 1,354 49,800
TTM Technologies, Inc.* 6,321 658,901
Vishay Intertechnology, Inc. 7,468 139,801
Vishay Precision Group, Inc.* 738 34,000
Vuzix Corp.(b) 4,184 12,092
7,214,871
Energy Equipment & Services — 1.3%
Archrock, Inc. 10,653 376,370
Atlas Energy Solutions, Inc.,
Class
a
A(b) 4,793 46,157
Borr Drilling Ltd.(b) 16,429 100,710
Bristow Group, Inc., Class
a
A* 1,757 83,809
Cactus, Inc., Class
a
A 4,234 228,636
Core Laboratories, Inc. 2,901 51,029
DMC Global, Inc.* 1,196 7,044
Energy Services of America
Corp. 733 11,449
Expro Group Holdings NV* 5,500 98,230
Flowco Holdings, Inc., Class
a
A 1,235 27,862
Forum Energy Technologies,
Inc.* 632 36,675
Helix Energy Solutions Group,
Inc.* 8,587 78,915
Helmerich & Payne, Inc. 5,972 210,334
Innovex International, Inc.* 2,391 63,003
Kodiak Gas Services, Inc. 5,206 284,091
Liberty Energy, Inc., Class
a
A 9,750 273,878
Mammoth Energy Services,
Inc.* 1,496 3,456
Nabors Industries Ltd.* 872 68,121
National Energy Services
Reunited Corp.* 3,765 94,313
Natural Gas Services Group,
Inc. 628 24,027
Noble Corp. plc 7,796 354,172
Oceaneering International, Inc.* 6,096 216,408
Oil States International, Inc.* 3,480 45,553
Patterson-UTI Energy, Inc. 21,425 182,327
ProFrac Holding Corp.,
Class
a
A(b) 1,775 8,786
ProPetro Holding Corp.* 4,945 59,983
Ranger Energy Services, Inc.,
Class
a
A 1,240 21,601
RPC, Inc. 5,514 32,036
SEACOR Marine Holdings, Inc.* 1,350 10,341
Seadrill Ltd.* 3,882 170,342
Select Water Solutions, Inc.,
Class
a
A 5,841 79,846
Solaris Energy Infrastructure,
Inc., Class
a
A 2,615 129,782
TETRA Technologies, Inc.* 7,821 67,730
Tidewater, Inc.* 3,038 241,278
Transocean Ltd.* 57,348 371,615
Valaris Ltd.* 3,849 368,927
4,528,836
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 0.3%
AMC Entertainment Holdings,
Inc., Class
a
A(b) 31,893 $ 36,996
Atlanta Braves Holdings, Inc.,
Class
a
A* 414 20,042
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,854 124,748
Cinemark Holdings, Inc. 6,402 180,793
CuriosityStream, Inc. 2,513 8,494
Eventbrite, Inc., Class
a
A* 4,669 20,637
Gaia, Inc., Class
a
A* 1,028 3,485
Golden Matrix Group, Inc.,* 1,330 771
IMAX Corp.* 2,698 115,555
Lionsgate Studios Corp.* 12,644 113,796
Madison Square Garden
Entertainment Corp., Class
a
A* 2,446 154,441
Marcus Corp. (The) 1,407 23,680
Playstudios, Inc.* 5,509 2,813
Playtika Holding Corp. 3,468 10,716
Reservoir Media, Inc.(b) 1,256 11,266
Sphere Entertainment Co.* 1,712 203,745
Starz Entertainment Corp. 709 7,799
Vivid Seats, Inc., Class
a
A* 204 1,216
1,040,993
Financial Services — 1.1%
Acacia Research Corp.* 2,108 8,833
Alerus Financial Corp. 1,447 34,496
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 1,738 86,952
Better Home & Finance Holding
Co.* 345 11,351
Burford Capital Ltd. 12,418 104,808
Cannae Holdings, Inc. 2,922 35,648
Cantaloupe, Inc.* 3,433 35,841
Cass Information Systems, Inc. 738 32,752
Compass Diversified Holdings 4,148 31,069
Enact Holdings, Inc. 1,739 72,760
Essent Group Ltd. 5,849 355,853
EVERTEC, Inc. 3,971 112,419
Federal Agricultural Mortgage
Corp., Class
a
C 573 90,339
Finance of America Cos., Inc.,
Class
a
A* 315 6,095
Flywire Corp.* 7,238 89,100
HA Sustainable Infrastructure
Capital, Inc. 7,554 275,872
International Money Express,
Inc.* 1,696 26,763
Jackson Financial, Inc., Class
a
A 4,273 467,808
loanDepot, Inc., Class
a
A* 5,505 11,395
Marqeta, Inc., Class
a
A* 22,437 86,158
Merchants Bancorp 1,599 67,606
NCR Atleos Corp.* 4,520 200,146
NewtekOne, Inc. 1,383 16,983
NMI Holdings, Inc., Class
a
A* 4,819 189,435
Onity Group, Inc.* 409 17,141
Pagseguro Digital Ltd., Class
a
A 11,028 117,007
Payoneer Global, Inc.* 17,575 75,924

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Paysafe Ltd.* 2,003 $ 12,539
Paysign, Inc.* 2,149 7,629
PennyMac Financial Services,
Inc. 1,803 165,750
Priority Technology Holdings,
Inc.* 1,695 9,407
Radian Group, Inc. 8,358 288,518
Remitly Global, Inc.* 10,424 174,081
Repay Holdings Corp., Class
a
A* 4,157 11,556
Security National Financial
Corp., Class
a
A* 1,002 9,078
Sezzle, Inc.* 997 72,731
StoneCo Ltd., Class
a
A* 15,505 260,484
SWK Holdings Corp. 188 3,087
Velocity Financial, Inc.* 706 13,125
Walker & Dunlop, Inc. 2,032 93,492
Waterstone Financial, Inc. 933 16,617
3,798,648
Food Products — 0.4%
Alico, Inc. 346 14,283
B&G Foods, Inc. 4,813 25,557
Beyond Meat, Inc.(b) 23,654 22,367
BRC, Inc., Class
a
A(b) 5,701 3,589
Calavo Growers, Inc. 1,039 27,887
Cal-Maine Foods, Inc. 2,734 238,159
Dole plc 5,092 81,676
Forafric Global plc* 340 3,284
Fresh Del Monte Produce, Inc. 2,051 88,049
Hain Celestial Group, Inc. (The)* 5,581 4,461
J & J Snack Foods Corp. 959 83,491
John B Sanfilippo & Son, Inc. 480 39,653
Lifeway Foods, Inc.* 319 7,069
Limoneira Co. 1,029 14,499
Mama's Creations, Inc.* 2,264 38,805
Marzetti Co. (The) 1,241 203,946
Mission Produce, Inc.* 2,631 37,334
Seneca Foods Corp., Class
a
A* 288 40,026
Simply Good Foods Co. (The)* 5,721 97,600
SunOpta, Inc.* 5,910 38,297
Tootsie Roll Industries, Inc. 1,118 47,213
Utz Brands, Inc. 4,543 42,204
Vital Farms, Inc.* 2,143 45,196
Westrock Coffee Co.(b) 2,221 9,817
1,254,462
Gas Utilities — 0.6%
Brookfield Infrastructure Corp.,
Class
a
A 7,441 371,157
Chesapeake Utilities Corp. 1,442 196,069
New Jersey Resources Corp. 6,242 338,566
Northwest Natural Holding Co. 2,537 134,562
ONE Gas, Inc. 3,699 323,441
RGC Resources, Inc. 514 11,339
Southwest Gas Holdings, Inc. 4,002 352,856
Spire, Inc. 3,603 330,071
2,058,061
Ground Transportation — 0.2%
ArcBest Corp. 1,408 144,545
Investments
Shares Value
Common Stocks (a) (continued)
Covenant Logistics Group, Inc.,
Class
a
A 935 $ 27,526
FTAI Infrastructure, Inc. 6,767 39,282
Heartland Express, Inc. 2,705 29,836
Hertz Global Holdings, Inc.(b) 7,288 33,088
Marten Transport Ltd. 3,598 48,897
PAMT Corp.* 290 2,912
Proficient Auto Logistics, Inc.* 1,498 11,340
RXO, Inc.* 10,034 160,143
Universal Logistics Holdings,
Inc. 414 6,885
Werner Enterprises, Inc. 3,694 129,622
634,076
Health Care Equipment & Supplies — 1.4%
Accuray, Inc.* 6,114 3,531
Acme United Corp. 210 9,452
Alphatec Holdings, Inc.* 7,250 98,745
AngioDynamics, Inc.* 2,424 27,731
Anteris Technologies Global
Corp.* 2,098 13,658
Artivion, Inc.* 2,594 99,869
AtriCure, Inc.* 2,970 92,842
Avanos Medical, Inc.* 2,765 38,986
Axogen, Inc.* 2,737 86,845
Beta Bionics, Inc.* 2,402 30,337
Bioventus, Inc., Class
a
A* 2,848 25,005
Butterfly Network, Inc.* 12,089 45,817
CapsoVision, Inc.* 354 1,943
Carlsmed, Inc.(b) 416 6,061
Ceribell, Inc.* 1,643 30,675
Cerus Corp.* 11,327 28,997
ClearPoint Neuro, Inc.* 1,623 20,401
CONMED Corp. 1,922 88,412
CVRx, Inc.* 996 8,127
Delcath Systems, Inc.* 1,839 16,367
Electromed, Inc.* 414 9,812
Embecta Corp. 3,614 37,080
Enovis Corp.* 3,525 89,782
Glaukos Corp.* 3,448 415,139
Haemonetics Corp.* 2,977 188,504
ICU Medical, Inc.* 1,486 223,762
Inogen, Inc.* 1,468 8,955
Integer Holdings Corp.* 2,130 184,628
Integra LifeSciences Holdings
Corp.* 4,119 46,874
iRadimed Corp. 503 52,076
IRhythm Holdings, Inc.* 1,965 262,819
Kestra Medical Technologies
Ltd.* 1,210 28,169
KORU Medical Systems, Inc.* 2,662 12,698
Lantheus Holdings, Inc.* 4,134 309,678
LeMaitre Vascular, Inc. 1,289 139,444
LENSAR, Inc.* 587 7,026
LivaNova plc* 3,366 237,640
Lucid Diagnostics, Inc.* 5,558 8,004
Merit Medical Systems, Inc.* 3,612 278,774
Myomo, Inc.(b) 2,183 1,692
Neogen Corp.* 13,500 151,605
Neuronetics, Inc.(b) 2,432 3,259

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
NeuroPace, Inc.* 1,568 $ 22,861
Novocure Ltd.* 6,255 85,506
Omnicell, Inc.* 2,820 115,902
OraSure Technologies, Inc.* 4,377 13,788
Orthofix Medical, Inc.* 2,387 32,296
OrthoPediatrics Corp.* 1,045 20,033
Outset Medical, Inc.* 1,013 3,535
Picard Medical, Inc.* 301 325
PROCEPT BioRobotics Corp.* 3,280 74,423
Pro-Dex, Inc.* 133 5,893
Pulmonx Corp.* 2,380 3,760
Pulse Biosciences, Inc.(b) 1,093 20,472
QuidelOrtho Corp.* 4,176 94,962
RxSight, Inc.* 2,142 16,022
Sanara Medtech, Inc.* 188 3,843
SANUWAVE Health, Inc.* 458 11,141
Shoulder Innovations, Inc.* 289 3,919
SI-BONE, Inc.* 2,380 36,938
Sight Sciences, Inc.* 2,582 13,323
STAAR Surgical Co.* 3,080 61,292
Stereotaxis, Inc.* 3,731 8,059
Tactile Systems Technology,
Inc.* 1,358 39,776
Tandem Diabetes Care, Inc.* 4,189 105,982
TransMedics Group, Inc.* 2,075 301,414
Treace Medical Concepts, Inc.* 2,937 5,463
UFP Technologies, Inc.* 463 97,499
Utah Medical Products, Inc. 187 12,456
Varex Imaging Corp.* 2,530 33,320
4,715,424
Health Care Providers & Services — 1.6%
Accendra Health, Inc.* 4,650 11,253
AdaptHealth Corp., Class
a
A* 6,265 57,325
Addus HomeCare Corp.* 1,118 115,747
agilon health, Inc.* 18,968 11,178
AirSculpt Technologies, Inc.* 1,011 1,597
Alignment Healthcare, Inc.* 10,469 201,214
AMN Healthcare Services, Inc.* 2,364 46,051
Ardent Health, Inc.* 1,432 13,446
Astrana Health, Inc.* 2,516 51,150
Aveanna Healthcare Holdings,
Inc.* 4,296 31,619
BrightSpring Health Services,
Inc.* 6,869 284,583
Brookdale Senior Living, Inc.* 14,357 219,662
Castle Biosciences, Inc.* 1,753 51,836
Clover Health Investments
Corp., Class
a
A* 25,219 52,708
Community Health Systems,
Inc.* 7,915 27,386
Concentra Group Holdings
Parent, Inc. 7,212 172,799
CorVel Corp.* 1,795 92,586
Cross Country Healthcare, Inc.* 1,932 16,808
DocGo, Inc.* 5,544 3,981
Enhabit, Inc.* 3,055 41,579
Ensign Group, Inc. (The) 3,467 742,527
Fulgent Genetics, Inc.* 1,273 19,515
Investments
Shares Value
Common Stocks (a) (continued)
GeneDx Holdings Corp.,
Class
a
A* 1,174 $ 93,580
Guardant Health, Inc.* 7,502 704,438
Guardian Pharmacy Services,
Inc., Class
a
A* 1,390 46,579
HealthEquity, Inc.* 5,269 403,026
Hims & Hers Health, Inc.* 12,659 183,809
Innovage Holding Corp.* 1,250 11,200
Joint Corp. (The)* 875 7,700
LifeStance Health Group, Inc.* 10,256 74,253
Nano-X Imaging Ltd.* 3,963 9,392
National HealthCare Corp. 784 128,184
National Research Corp. 737 9,883
NeoGenomics, Inc.* 7,962 78,266
Nutex Health, Inc.(b) 209 23,086
Omada Health, Inc.* 572 7,024
Oncology Institute, Inc. (The)(b) 4,206 12,155
OPKO Health, Inc.* 25,389 30,467
Option Care Health, Inc.* 9,836 319,277
PACS Group, Inc.* 2,721 99,344
Pediatrix Medical Group, Inc.* 5,344 106,078
Pennant Group, Inc. (The)* 2,087 70,353
Privia Health Group, Inc.* 7,159 170,026
Progyny, Inc.* 4,635 81,993
RadNet, Inc.* 4,211 293,970
SBC Medical Group Holdings,
Inc.* 693 2,675
Select Medical Holdings Corp. 6,635 99,326
Sonida Senior Living, Inc.* 338 12,131
Strata Critical Medical, Inc.* 4,210 18,019
Surgery Partners, Inc.* 4,774 73,997
Talkspace, Inc.* 8,894 42,869
US Physical Therapy, Inc. 930 77,153
Viemed Healthcare, Inc.* 2,110 18,357
5,575,160
Health Care REITs — 0.6%
American Healthcare REIT, Inc. 10,444 545,595
CareTrust REIT, Inc. 13,882 563,887
Chiron Real Estate, Inc., REIT 791 27,392
Community Healthcare Trust,
Inc., REIT 1,691 28,899
Diversified Healthcare Trust,
REIT 13,568 91,720
LTC Properties, Inc., REIT 2,804 111,263
National Health Investors, Inc.,
REIT 2,905 244,223
Sabra Health Care REIT, Inc. 14,679 301,653
Sila Realty Trust, Inc., REIT 3,433 88,331
Strawberry Fields REIT, Inc. 473 6,054
Universal Health Realty Income
Trust, REIT 798 34,809
2,043,826
Health Care Technology — 0.1%
Claritev Corp.(b) 467 6,290
Definitive Healthcare Corp.,
Class
a
A* 1,853 2,372
Evolent Health, Inc., Class
a
A* 7,241 23,533
Health Catalyst, Inc.* 4,171 6,757

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
HealthStream, Inc. 1,468 $ 31,166
HeartFlow, Inc.(b) 1,197 27,723
LifeMD, Inc.* 2,417 6,453
OptimizeRx Corp.* 975 7,390
Phreesia, Inc.* 3,529 43,513
Schrodinger, Inc.* 3,474 41,896
Simulations Plus, Inc.* 1,030 12,597
Teladoc Health, Inc.* 10,985 57,781
TruBridge, Inc.* 619 11,941
Waystar Holding Corp.* 6,797 174,343
453,755
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc. 13,826 169,507
Braemar Hotels & Resorts, Inc.,
REIT 3,403 9,903
Chatham Lodging Trust, REIT 2,873 22,151
DiamondRock Hospitality Co.,
REIT 12,712 127,628
Pebblebrook Hotel Trust, REIT 7,261 93,159
RLJ Lodging Trust, REIT 8,477 67,986
Ryman Hospitality Properties,
Inc., REIT 3,826 377,817
Service Properties Trust, REIT 9,537 21,935
Summit Hotel Properties, Inc.,
REIT 6,571 29,635
Sunstone Hotel Investors, Inc.,
REIT 11,219 104,112
Xenia Hotels & Resorts, Inc.,
REIT 5,868 89,663
1,113,496
Hotels, Restaurants & Leisure — 0.9%
Accel Entertainment, Inc.,
Class
a
A* 3,152 35,807
Bally's Corp.(b) 594 8,447
Biglari Holdings, Inc., Class
a
B* 37 14,348
BJ's Restaurants, Inc.* 1,246 47,336
Black Rock Coffee Bar, Inc.,
Class
a
A* 1,010 13,473
Bloomin' Brands, Inc. 5,160 31,579
Brightstar Lottery plc 6,476 87,815
Brinker International, Inc.* 2,736 405,475
Cheesecake Factory, Inc. (The)
(b) 2,855 184,947
Cracker Barrel Old Country
Store, Inc.(b) 1,374 44,957
Dave & Buster's Entertainment,
Inc.* 1,678 24,700
Dine Brands Global, Inc. 931 28,824
El Pollo Loco Holdings, Inc.* 1,728 19,112
First Watch Restaurant Group,
Inc.* 3,377 42,078
Genius Sports Ltd.* 13,502 83,847
Global Business Travel Group I* 8,058 44,077
Golden Entertainment, Inc. 1,192 34,449
Hilton Grand Vacations, Inc.* 3,754 168,780
Inspired Entertainment, Inc.* 1,540 12,566
Jack in the Box, Inc. 1,085 18,358
Krispy Kreme, Inc.(b) 4,730 17,738
Investments
Shares Value
Common Stocks (a) (continued)
Kura Sushi USA, Inc.,
Class
a
A(b) 390 $ 27,468
Life Time Group Holdings, Inc.* 9,319 251,613
Lindblad Expeditions Holdings,
Inc.* 2,324 45,806
Marriott Vacations Worldwide
Corp. 1,720 111,817
Monarch Casino & Resort, Inc. 790 75,919
Nathan's Famous, Inc. 178 17,903
Navan, Inc., Class
a
A* 2,310 22,499
Papa John's International, Inc. 2,024 63,452
Portillo's, Inc., Class
a
A(b) 4,117 21,985
Pursuit Attractions and
Hospitality, Inc.* 1,312 45,605
RCI Hospitality Holdings, Inc. 502 11,109
Red Rock Resorts, Inc., Class
a
A 3,016 182,619
Rush Street Interactive, Inc.* 5,650 111,588
Sabre Corp.* 22,774 26,873
Serve Robotics, Inc.(b) 3,854 38,502
Shake Shack, Inc., Class
a
A* 2,400 230,424
Six Flags Entertainment Corp.* 5,925 100,903
Super Group SGHC Ltd. 9,829 105,170
Sweetgreen, Inc., Class
a
A(b) 6,388 35,453
Target Hospitality Corp.* 1,982 15,440
United Parks & Resorts, Inc.* 1,679 58,412
Xponential Fitness, Inc.,
Class
a
A* 1,697 7,229
2,976,502
Household Durables — 1.0%
Bassett Furniture Industries,
Inc. 504 7,545
Beazer Homes USA, Inc.* 1,702 43,537
Cavco Industries, Inc.* 483 278,817
Century Communities, Inc. 1,610 108,240
Champion Homes, Inc.* 3,494 326,619
Cricut, Inc., Class
a
A 2,973 12,784
Dream Finders Homes, Inc.,
Class
a
A* 1,819 32,869
Ethan Allen Interiors, Inc. 1,435 32,689
Flexsteel Industries, Inc. 218 11,220
Green Brick Partners, Inc.* 1,929 142,090
Hamilton Beach Brands Holding
Co., Class
a
A 437 8,320
Helen of Troy Ltd.* 1,415 24,961
Hovnanian Enterprises, Inc.,
Class
a
A* 296 37,184
Installed Building Products, Inc. 1,434 470,008
KB Home 3,898 247,835
La-Z-Boy, Inc. 2,562 91,515
Legacy Housing Corp.* 526 11,530
Leggett & Platt, Inc. 8,216 95,963
LGI Homes, Inc.* 1,265 65,654
Lovesac Co. (The)(b) 818 10,454
M/I Homes, Inc.* 1,612 229,162
Meritage Homes Corp. 4,303 324,532
Sonos, Inc.* 7,372 113,529
Taylor Morrison Home Corp.,
Class
a
A* 5,932 390,859
Traeger, Inc.* 2,022 1,739

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Tri Pointe Homes, Inc.* 5,230 $ 242,149
3,361,804
Household Products — 0.2%
Central Garden & Pet Co.* 513 20,104
Central Garden & Pet Co.,
Class
a
A* 3,112 107,488
Energizer Holdings, Inc. 3,867 83,489
Oil-Dri Corp. of America 613 41,586
Spectrum Brands Holdings, Inc. 1,449 113,573
WD-40 Co. 841 200,326
566,566
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 1,913 34,778
Montauk Renewables, Inc.* 4,145 6,383
Ormat Technologies, Inc. 3,761 390,016
431,177
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 1,442 49,677
Industrial REITs — 0.2%
Industrial Logistics Properties
Trust, REIT 3,301 19,344
Innovative Industrial Properties,
Inc., REIT 1,719 91,038
LXP Industrial Trust, REIT 3,599 178,367
One Liberty Properties, Inc.,
REIT 1,131 26,567
Terreno Realty Corp., REIT 6,316 417,235
732,551
Insurance — 1.0%
Abacus Global Management,
Inc.(b) 2,493 22,761
American Coastal Insurance
Corp. 1,506 17,153
American Integrity Insurance
Group, Inc.* 494 10,058
AMERISAFE, Inc. 1,175 38,223
Ategrity Specialty Holdings
LLC* 394 8,715
Baldwin Insurance Group, Inc.
(The), Class
a
A* 4,402 102,258
Bowhead Specialty Holdings,
Inc.* 1,097 27,787
Citizens, Inc., Class
a
A(b) 2,794 15,143
CNO Financial Group, Inc. 5,937 248,226
Crawford & Co., Class
a
A 1,006 10,825
Donegal Group, Inc., Class
a
A 1,039 18,307
eHealth, Inc.* 1,776 2,309
Employers Holdings, Inc. 1,380 57,063
F&G Annuities & Life, Inc. 2,296 52,004
Fidelis Insurance Holdings Ltd. 3,455 65,852
Genworth Financial, Inc.,
Class
a
A* 25,099 211,836
GoHealth, Inc., Class
a
A(b) 577 791
Investments
Shares Value
Common Stocks (a) (continued)
Goosehead Insurance, Inc.,
Class
a
A* 1,463 $ 79,295
Greenlight Capital Re Ltd.,
Class
a
A* 1,617 22,945
Hamilton Insurance Group Ltd.,
Class
a
B* 2,775 87,662
HCI Group, Inc. 668 117,849
Heritage Insurance Holdings,
Inc.* 1,516 42,251
Hippo Holdings, Inc.* 1,103 31,722
Horace Mann Educators Corp. 2,515 109,428
Investors Title Co. 94 21,705
James River Group Holdings,
Inc. 2,276 15,932
Kestrel Group Ltd. 164 2,524
Kingstone Cos., Inc. 694 11,437
Kingsway Financial Services,
Inc.* 1,302 15,936
Lemonade, Inc.* 3,738 193,404
MBIA, Inc.* 2,810 18,406
Mercury General Corp. 1,659 150,272
NI Holdings, Inc.* 422 5,604
Octave Specialty Group, Inc.* 2,537 13,573
Oscar Health, Inc., Class
a
A* 12,188 166,244
Palomar Holdings, Inc.* 1,629 201,524
ProAssurance Corp.* 3,154 77,431
Root, Inc., Class
a
A* 756 39,221
Safety Insurance Group, Inc. 913 70,876
Selective Insurance Group, Inc. 3,749 315,066
Selectquote, Inc.* 8,621 7,415
SiriusPoint Ltd.* 6,324 133,689
Skyward Specialty Insurance
Group, Inc.* 2,207 102,559
Slide Insurance Holdings, Inc.* 1,645 31,255
Stewart Information Services
Corp. 1,718 121,961
Tiptree, Inc., Class
a
A 1,450 24,694
Trupanion, Inc.* 2,285 60,644
United Fire Group, Inc. 1,299 50,479
Universal Insurance Holdings,
Inc. 1,571 55,252
3,307,566
Interactive Media & Services — 0.2%
Angi, Inc., Class
a
A* 2,225 17,311
Arena Group Holdings, Inc.
(The)(b) 797 2,303
Bumble, Inc., Class
a
A* 4,490 13,650
Cargurus, Inc., Class
a
A* 5,083 156,048
Cars.com, Inc.* 3,323 28,378
EverQuote, Inc., Class
a
A* 1,800 28,440
fuboTV, Inc.* 20,590 24,090
Getty Images Holdings, Inc.(b) 6,789 5,282
Grindr, Inc.* 2,024 23,033
MediaAlpha, Inc., Class
a
A* 2,088 20,755
Nextdoor Holdings, Inc.* 13,439 23,518
QuinStreet, Inc.* 3,399 39,836
Rumble, Inc.(b) 6,550 35,436
Shutterstock, Inc. 1,502 25,234
Teads Holding Co.(b) 2,250 1,925
Travelzoo* 385 2,483

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
TripAdvisor, Inc.* 7,057 $ 71,346
Webtoon Entertainment, Inc.* 1,109 12,476
Yelp, Inc., Class
a
A* 3,737 83,298
Ziff Davis, Inc.* 2,507 67,890
ZipRecruiter, Inc., Class
a
A* 3,861 6,988
689,720
IT Services — 0.3%
Applied Digital Corp.* 14,672 400,106
ASGN, Inc.* 2,570 110,253
Backblaze, Inc., Class
a
A* 3,406 12,807
BigBear.ai Holdings, Inc.(b) 26,718 105,803
Commerce.com, Inc., Series 1* 4,124 11,465
Crexendo, Inc.* 1,061 6,196
CSP, Inc. 430 3,874
DigitalOcean Holdings, Inc.* 4,220 236,573
Fastly, Inc., Class
a
A* 8,612 164,661
Grid Dynamics Holdings, Inc.* 4,121 27,817
Hackett Group, Inc. (The) 1,549 21,159
Information Services Group,
Inc. 2,176 10,467
Rackspace Technology, Inc.(b) 5,153 10,048
TSS, Inc.* 1,295 13,377
Tucows, Inc., Class
a
A* 417 7,573
Unisys Corp.* 4,117 10,004
VTEX, Class
a
A* 3,471 11,906
Whitefiber, Inc.* 672 11,323
1,175,412
Leisure Products — 0.2%
Acushnet Holdings Corp. 1,702 174,166
American Outdoor Brands, Inc.* 756 6,880
Callaway Golf Co.* 8,150 114,589
Clarus Corp. 1,824 5,764
Escalade, Inc. 631 9,086
Funko, Inc., Class
a
A* 2,511 12,555
JAKKS Pacific, Inc. 556 12,154
Johnson Outdoors, Inc.,
Class
a
A 359 17,408
Latham Group, Inc.* 2,779 18,647
Malibu Boats, Inc., Class
a
A* 1,140 33,128
Marine Products Corp. 546 4,144
MasterCraft Boat Holdings,
Inc.* 981 21,293
Peloton Interactive, Inc.,
Class
a
A* 24,451 98,293
Polaris, Inc. 3,291 199,895
Smith & Wesson Brands, Inc. 2,714 32,297
Sturm Ruger & Co., Inc. 875 32,760
793,059
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class
a
A* 6,812 157,017
Adaptive Biotechnologies
Corp.* 9,219 147,688
Alpha Teknova, Inc.* 672 1,734
Atlantic International Corp.(b) 337 1,061
Azenta, Inc.* 2,517 67,909
BioLife Solutions, Inc.* 2,535 61,347
Codexis, Inc.* 5,463 5,518
Investments
Shares Value
Common Stocks (a) (continued)
CryoPort, Inc.* 3,016 $ 25,395
Cytek Biosciences, Inc.* 7,241 32,440
Fortrea Holdings, Inc.* 5,634 60,396
Ginkgo Bioworks Holdings,
Inc.* 2,553 17,233
Lifecore Biomedical, Inc.* 1,723 12,405
Maravai LifeSciences Holdings,
Inc., Class
a
A* 6,742 24,001
MaxCyte, Inc.* 6,261 5,079
Mesa Laboratories, Inc. 325 31,385
OmniAb, Inc.* 6,486 11,156
Pacific Biosciences of
California, Inc.* 17,029 28,609
Personalis, Inc.* 3,095 28,041
Quanterix Corp.* 2,727 17,862
Quantum-Si, Inc.(b) 9,687 9,265
Standard BioTools, Inc.* 18,470 20,871
766,412
Machinery — 2.3%
3D Systems Corp.* 7,689 14,840
Aebi Schmidt Holding AG 2,304 33,224
AirJoule Technologies Corp.* 1,477 4,771
Alamo Group, Inc. 636 135,805
Albany International Corp.,
Class
a
A 1,824 105,154
Alliance Laundry Holdings, Inc.* 2,697 60,494
Astec Industries, Inc. 1,413 87,733
Atmus Filtration Technologies,
Inc. 5,152 332,459
Blue Bird Corp.* 1,957 114,034
CECO Environmental Corp.* 1,821 110,079
Chart Industries, Inc.* 2,794 579,196
Columbus McKinnon Corp. 1,748 33,177
Douglas Dynamics, Inc. 1,398 64,196
Eastern Co. (The) 352 6,537
Energy Recovery, Inc.* 3,196 33,334
Enerpac Tool Group Corp.,
Class
a
A 3,281 133,865
Enpro, Inc. 1,305 337,538
ESCO Technologies, Inc. 1,604 444,773
Federal Signal Corp. 3,705 431,373
Franklin Electric Co., Inc. 2,394 238,490
Gencor Industries, Inc.* 636 9,934
Gorman-Rupp Co. (The) 1,298 83,371
Graham Corp.* 641 52,062
Greenbrier Cos., Inc. (The) 1,866 105,280
Helios Technologies, Inc. 2,047 145,992
Hillman Solutions Corp.* 12,223 100,229
Hyster-Yale, Inc. 725 26,702
JBT Marel Corp. 3,223 496,342
Kadant, Inc. 731 247,933
Kennametal, Inc. 4,696 189,155
L B Foster Co., Class
a
A* 622 19,114
Lindsay Corp. 675 90,922
Luxfer Holdings plc 1,652 21,261
Manitowoc Co., Inc. (The)* 2,134 31,476
Mayville Engineering Co., Inc.* 804 16,884
Microvast Holdings, Inc.* 12,273 27,492
Miller Industries, Inc. 682 28,664

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Mueller Water Products, Inc.,
Class
a
A 9,631 $ 288,256
Omega Flex, Inc. 219 7,869
Palladyne AI Corp.(b) 1,865 13,111
Park-Ohio Holdings Corp. 601 15,470
Proto Labs, Inc.* 1,470 91,258
Richtech Robotics, Inc.,
Class
a
B(b) 9,455 23,543
SPX Technologies, Inc.* 2,977 675,600
Standex International Corp. 741 194,142
Tennant Co. 1,139 69,513
Terex Corp. 6,908 475,201
Titan International, Inc.* 3,000 29,190
Trinity Industries, Inc. 4,965 169,704
Wabash National Corp. 2,436 24,725
Watts Water Technologies, Inc.,
Class
a
A 1,698 558,201
Worthington Enterprises, Inc. 1,943 108,827
7,738,495
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 546 10,418
Costamare, Inc. 2,735 48,054
Genco Shipping & Trading Ltd. 1,960 47,138
Himalaya Shipping Ltd. 1,724 25,360
Matson, Inc. 1,943 322,790
Pangaea Logistics Solutions
Ltd. 1,839 17,195
Safe Bulkers, Inc. 3,172 20,808
491,763
Media — 0.5%
Advantage Solutions, Inc.* 5,817 3,038
AMC Networks, Inc., Class
a
A* 1,899 15,515
Boston Omaha Corp., Class
a
A* 1,345 16,611
Cable One, Inc.* 321 30,800
EchoStar Corp., Class
a
A* 8,371 967,102
Emerald Holding, Inc. 860 3,586
Entravision Communications
Corp., Class
a
A 3,836 11,892
EW Scripps Co. (The), Class
a
A* 3,918 16,260
Gambling.com Group Ltd.* 1,153 5,027
Gray Media, Inc. 5,426 28,161
Ibotta, Inc., Class
a
A(b) 861 21,499
iHeartMedia, Inc., Class
a
A* 7,506 24,545
John Wiley & Sons, Inc.,
Class
a
A 2,512 77,922
Magnite, Inc.* 8,636 117,622
National CineMedia, Inc. 4,089 14,557
Newsmax, Inc., Class
a
B(b) 2,924 17,398
Nexxen International Ltd.(b) 2,124 13,678
Optimum Communications,
Inc., Class
a
A* 16,125 23,220
PubMatic, Inc., Class
a
A* 2,325 18,832
Scholastic Corp. 1,251 43,497
Sinclair, Inc. 2,373 38,775
Stagwell, Inc., Class
a
A* 6,901 33,263
TechTarget, Inc.* 1,776 6,234
TEGNA, Inc. 9,928 207,992
Investments
Shares Value
Common Stocks (a) (continued)
Thryv Holdings, Inc.* 2,301 $ 5,338
USA Today Co., Inc.* 8,698 51,753
1,814,117
Metals & Mining — 1.6%
Alpha Metallurgical Resources,
Inc.* 723 117,596
American Battery Technology
Co.* 6,978 25,749
Caledonia Mining Corp. plc 1,017 32,280
Century Aluminum Co.* 3,256 167,879
Coeur Mining, Inc.* 39,479 1,071,855
Commercial Metals Co. 6,871 503,644
Compass Minerals
International, Inc.* 2,139 53,903
Constellium SE, Class
a
A* 8,468 210,768
Contango ORE, Inc.* 684 20,568
Critical Metals Corp.(b) 2,796 28,379
Dakota Gold Corp.* 5,508 38,336
Ferroglobe plc 7,380 37,712
Friedman Industries, Inc. 416 7,742
Hecla Mining Co. 39,177 975,899
Idaho Strategic Resources, Inc.* 881 37,945
Ivanhoe Electric, Inc.* 6,576 113,041
Kaiser Aluminum Corp. 997 129,750
Lifezone Metals Ltd.* 1,714 7,970
Materion Corp. 1,276 208,064
Metallus, Inc.* 2,266 38,522
NioCorp Developments Ltd.* 6,602 34,991
Novagold Resources, Inc.* 18,704 249,137
Perpetua Resources Corp.* 5,245 193,331
Ramaco Resources, Inc.,
Class
a
A* 2,560 38,758
Ryerson Holding Corp. 2,752 71,992
SSR Mining, Inc.* 12,569 404,596
SunCoke Energy, Inc. 5,243 29,885
Tredegar Corp.* 1,649 15,138
United States Antimony Corp.* 7,339 65,611
US Gold Corp.(b) 737 15,993
US Goldmining, Inc.* 146 1,759
USA Rare Earth, Inc.* 5,434 102,703
Vox Royalty Corp. 3,674 23,624
Warrior Met Coal, Inc. 3,219 267,949
Worthington Steel, Inc. 2,026 84,200
5,427,269
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
ACRES Commercial Realty
Corp.* 387 7,163
Adamas Trust, Inc. 5,252 43,276
Angel Oak Mortgage REIT, Inc. 839 7,199
Apollo Commercial Real Estate
Finance, Inc. 8,625 91,425
Arbor Realty Trust, Inc.(b) 11,997 95,136
Ares Commercial Real Estate
Corp. 3,265 16,390
ARMOUR Residential REIT, Inc. 6,967 125,058
Blackstone Mortgage Trust,
Inc., Class
a
A 9,816 188,565

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
BrightSpire Capital, Inc.,
Class
a
A 7,964 $ 46,271
Chicago Atlantic Real Estate
Finance, Inc. 1,119 13,596
Chimera Investment Corp. 5,045 68,662
Claros Mortgage Trust, Inc.* 5,696 13,613
Dynex Capital, Inc. 9,077 127,350
Ellington Financial, Inc. 6,031 74,905
Franklin BSP Realty Trust, Inc. 5,051 46,116
Invesco Mortgage Capital, Inc. 4,425 37,303
KKR Real Estate Finance Trust,
Inc. 3,406 23,672
Ladder Capital Corp., Class
a
A 7,049 73,098
Lument Finance Trust, Inc. 2,810 3,878
MFA Financial, Inc. 6,361 64,310
Nexpoint Real Estate Finance,
Inc. 473 6,863
Orchid Island Capital, Inc. 9,462 70,397
PennyMac Mortgage
Investment Trust 5,386 66,032
Ready Capital Corp.(b) 9,154 16,935
Redwood Trust, Inc. 7,818 47,299
Rithm Property Trust, Inc. 434 6,319
Seven Hills Realty Trust 1,363 11,667
Sunrise Realty Trust, Inc. 626 5,866
TPG Mortgage Investment
Trust, Inc. 1,765 14,279
TPG RE Finance Trust, Inc. 4,162 35,211
Two Harbors Investment Corp. 6,441 66,536
1,514,390
Multi-Utilities — 0.3%
Avista Corp. 5,023 204,034
Black Hills Corp. 4,535 334,048
Northwestern Energy Group,
Inc. 3,810 266,548
Unitil Corp. 1,096 57,332
861,962
Office REITs — 0.3%
Brandywine Realty Trust, REIT 10,628 33,903
COPT Defense Properties, REIT 7,032 223,477
Douglas Emmett, Inc., REIT 10,003 98,930
Easterly Government
Properties, Inc., Class
a
A, REIT 2,619 60,970
Empire State Realty Trust, Inc.,
Class
a
A, REIT 8,647 50,844
Franklin Street Properties
Corp., REIT 4,881 4,015
Hudson Pacific Properties, Inc.,
REIT* 3,282 23,762
JBG SMITH Properties, REIT 3,694 56,186
NET Lease Office Properties,
REIT 922 12,576
Peakstone Realty Trust, REIT 2,272 47,394
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 7,674 58,246
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,442 29,893
SL Green Realty Corp., REIT 4,437 163,503
863,699
Investments
Shares Value
Common Stocks (a) (continued)
Oil, Gas & Consumable Fuels — 2.0%
Ardmore Shipping Corp. 2,132 $ 34,922
BKV Corp.* 1,379 43,204
California Resources Corp. 4,510 265,368
Calumet, Inc.* 4,259 114,823
Centrus Energy Corp., Class
a
A* 1,041 210,896
Clean Energy Fuels Corp.* 10,729 24,248
CNX Resources Corp.* 8,046 336,162
Comstock Resources, Inc.* 4,574 89,696
Core Natural Resources, Inc. 3,137 257,485
Crescent Energy Co., Class
a
A 14,551 169,665
CVR Energy, Inc.* 1,909 46,121
Delek US Holdings, Inc. 3,688 140,546
DHT Holdings, Inc. 8,341 162,566
Diversified Energy Co. 3,834 52,756
Dorian LPG Ltd. 2,295 84,892
Empire Petroleum Corp.* 901 2,973
Encore Energy Corp.* 11,337 30,610
Energy Fuels, Inc.* 14,100 300,612
Epsilon Energy Ltd. 1,186 6,072
Evolution Petroleum Corp. 1,952 8,725
Excelerate Energy, Inc., Class
a
A 1,467 59,047
FLEX LNG Ltd.(b) 1,931 52,755
FutureFuel Corp. 1,554 6,713
Gevo, Inc.* 14,274 25,979
Golar LNG Ltd. 6,031 268,138
Granite Ridge Resources, Inc. 3,339 16,895
Green Plains, Inc.* 4,144 56,897
Gulfport Energy Corp.* 986 205,739
HighPeak Energy, Inc.(b) 1,372 7,148
Infinity Natural Resources, Inc.,
Class
a
A* 946 15,704
International Seaways, Inc. 2,484 187,617
Kinetik Holdings, Inc.,
Class
a
A(b) 2,738 124,552
Kolibri Global Energy, Inc.* 1,838 7,021
Kosmos Energy Ltd.* 29,271 68,201
Lightbridge Corp.(b) 1,654 21,386
Magnolia Oil & Gas Corp.,
Class
a
A 11,176 310,916
Murphy Oil Corp. 8,342 276,537
NACCO Industries, Inc.,
Class
a
A 248 14,230
Navigator Holdings Ltd. 1,952 41,031
New Fortress Energy, Inc.(b) 10,830 11,805
NextDecade Corp.(b) 8,391 45,228
NextNRG, Inc.(b) 2,197 1,448
Nordic American Tankers Ltd. 12,658 72,530
Northern Oil & Gas, Inc. 5,919 163,305
OPAL Fuels, Inc., Class
a
A* 1,306 2,730
Par Pacific Holdings, Inc.* 3,073 131,125
PBF Energy, Inc., Class
a
A 5,164 183,838
Peabody Energy Corp. 7,552 238,190
Prairie Operating Co.(b) 1,772 3,136
PrimeEnergy Resources Corp.* 30 5,967
REX American Resources
Corp.* 1,781 63,332
Riley Exploration Permian, Inc. 915 26,389
Sable Offshore Corp.(b) 4,691 38,701

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
SandRidge Energy, Inc. 2,247 $ 39,390
Scorpio Tankers, Inc. 2,791 220,712
SFL Corp. Ltd. 7,486 82,421
SM Energy Co. 15,323 354,421
Summit Midstream Corp.* 579 17,086
Talos Energy, Inc.* 8,056 98,686
Teekay Corp. Ltd. 3,284 42,528
Teekay Tankers Ltd., Class
a
A 1,481 115,918
Uranium Energy Corp.* 29,435 451,239
VAALCO Energy, Inc. 6,387 32,893
Verde Clean Fuels, Inc.* 258 390
Vitesse Energy, Inc. 1,821 35,164
W&T Offshore, Inc. 6,118 16,213
World Kinect Corp. 3,344 83,433
XCF Global, Inc., Class
a
A(b) 2,315 480
6,727,546
Paper & Forest Products — 0.0%(d)
Clearwater Paper Corp.* 962 14,420
Magnera Corp.* 1,962 25,408
Sylvamo Corp. 2,125 98,388
138,216
Passenger Airlines — 0.3%
Allegiant Travel Co.* 892 91,118
flyExclusive, Inc.* 323 656
Frontier Group Holdings, Inc.* 5,224 23,194
JetBlue Airways Corp.* 18,332 101,559
Joby Aviation, Inc.* 31,826 320,170
SkyWest, Inc.* 2,501 260,304
Sun Country Airlines Holdings,
Inc.* 3,135 61,697
858,698
Personal Care Products — 0.1%
Beauty Health Co. (The)* 7,052 7,334
Edgewell Personal Care Co. 2,781 63,240
FitLife Brands, Inc.* 241 3,646
Herbalife Ltd.* 6,316 123,288
Honest Co., Inc. (The)* 5,757 16,120
Interparfums, Inc. 1,130 113,882
Lifevantage Corp.(b) 665 3,092
Medifast, Inc.* 668 7,034
Nature's Sunshine Products,
Inc.* 1,025 28,372
Niagen Bioscience, Inc.* 3,265 16,488
Nu Skin Enterprises, Inc.,
Class
a
A 3,019 25,601
Olaplex Holdings, Inc.* 8,708 14,020
USANA Health Sciences, Inc.* 668 14,376
Waldencast plc, Class
a
A* 2,613 4,416
440,909
Pharmaceuticals — 1.3%
Aardvark Therapeutics, Inc.(b) 786 9,817
Aclaris Therapeutics, Inc.* 5,660 16,244
Alumis, Inc.* 3,490 103,618
Amneal Pharmaceuticals, Inc.* 9,284 128,212
Amphastar Pharmaceuticals,
Inc.* 2,244 45,396
Investments
Shares Value
Common Stocks (a) (continued)
Amylyx Pharmaceuticals, Inc.* 5,476 $ 83,071
ANI Pharmaceuticals, Inc.* 1,119 82,694
Aquestive Therapeutics, Inc.(b) 6,443 25,772
Arvinas, Inc.* 4,048 53,717
Atea Pharmaceuticals, Inc.* 4,384 20,517
Atrium Therapeutics, Inc.* 715 10,542
Axsome Therapeutics, Inc.* 2,535 415,461
BioAge Labs, Inc.* 1,464 32,603
Biote Corp., Class
a
A* 1,797 3,810
Collegium Pharmaceutical, Inc.* 1,941 80,881
CorMedix, Inc.(b) 4,591 32,734
Crinetics Pharmaceuticals, Inc.* 6,044 248,408
Definium Therapeutics, Inc.* 5,799 101,193
Edgewise Therapeutics, Inc.* 4,147 126,235
Enliven Therapeutics, Inc.* 2,418 71,790
Esperion Therapeutics, Inc.* 14,439 48,371
Eton Pharmaceuticals, Inc.* 1,581 26,861
Evolus, Inc.* 3,197 13,747
EyePoint, Inc.* 4,651 81,672
Fulcrum Therapeutics, Inc.* 2,660 22,291
Harmony Biosciences Holdings,
Inc.* 2,692 76,830
Harrow, Inc.* 1,951 105,705
Indivior Pharmaceuticals, Inc.* 7,484 244,876
Innoviva, Inc.* 3,886 89,223
Journey Medical Corp.* 888 7,255
LB Pharmaceuticals, Inc.* 1,186 28,476
LENZ Therapeutics, Inc.(b) 997 13,450
Ligand Pharmaceuticals, Inc.* 1,195 236,980
Liquidia Corp.* 3,971 123,180
Maze Therapeutics, Inc.* 1,324 60,361
MBX Biosciences, Inc.* 1,758 57,223
MediWound Ltd.(b) 603 10,432
Nuvation Bio, Inc.* 14,884 87,964
Ocular Therapeutix, Inc.* 11,440 102,274
Omeros Corp.(b) 4,068 49,019
Pacira BioSciences, Inc.* 2,755 60,362
Phathom Pharmaceuticals, Inc.* 2,437 30,609
Phibro Animal Health Corp.,
Class
a
A 1,260 68,783
Prestige Consumer Healthcare,
Inc.* 3,046 211,088
Rapport Therapeutics, Inc.* 1,757 51,006
Scilex Holding Co.* 139 1,143
Septerna, Inc.* 1,318 38,248
SIGA Technologies, Inc. 2,529 16,363
Supernus Pharmaceuticals,
Inc.* 3,330 182,251
Tarsus Pharmaceuticals, Inc.* 2,416 182,456
Terns Pharmaceuticals, Inc.* 5,289 222,773
Theravance Biopharma, Inc.* 2,334 42,596
Third Harmonic Bio, Inc.*‡ 2,105 —
Trevi Therapeutics, Inc.* 5,609 66,859
Tvardi Therapeutics, Inc.* 329 1,313
WaVe Life Sciences Ltd.* 7,139 99,446
Xeris Biopharma Holdings, Inc.* 9,474 57,981
Zevra Therapeutics, Inc.* 3,437 30,692
4,542,874

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Professional Services — 0.8%
Alight, Inc., Class
a
A 26,616 $ 23,414
Asure Software, Inc.* 1,559 14,249
Barrett Business Services, Inc. 1,536 42,655
BlackSky Technology, Inc.* 1,915 36,098
CBIZ, Inc.* 3,045 87,209
Conduent, Inc.* 8,950 13,067
CRA International, Inc. 393 67,855
CSG Systems International, Inc. 1,720 137,428
Exponent, Inc. 3,138 228,384
Falcon's Beyond Global, Inc.,
Class
a
A* 898 5,819
First Advantage Corp.* 4,886 56,238
Forrester Research, Inc.* 705 4,216
Franklin Covey Co.* 667 8,684
HireQuest, Inc. 341 3,976
Huron Consulting Group, Inc.* 1,055 149,177
IBEX Holdings Ltd.* 618 17,860
ICF International, Inc. 1,132 94,103
Innodata, Inc.(b) 1,899 83,879
Insperity, Inc. 2,220 49,306
Kelly Services, Inc., Class
a
A 1,895 18,401
Kforce, Inc. 1,109 29,965
Korn Ferry 3,237 202,863
Legalzoom.com, Inc.* 7,863 55,277
Maximus, Inc. 3,501 264,711
Mistras Group, Inc.* 768 11,735
Planet Labs PBC* 14,750 356,065
RCM Technologies, Inc.* 301 5,692
Resolute Holdings
Management, Inc.* 266 44,834
Resources Connection, Inc. 1,928 7,249
Skillsoft Corp.(b) 316 1,324
Spire Global, Inc.* 1,695 15,001
TIC Solutions, Inc.* 12,324 116,708
TriNet Group, Inc. 1,843 70,181
TrueBlue, Inc.* 1,765 7,466
TTEC Holdings, Inc.(b) 1,240 3,100
Upwork, Inc.* 7,595 101,925
Verra Mobility Corp., Class
a
A* 9,857 164,711
Willdan Group, Inc.* 867 77,284
2,678,109
Real Estate Management & Development — 0.4%
American Realty Investors, Inc.* 87 1,488
Compass, Inc., Class
a
A* 39,634 386,432
Cushman & Wakefield Ltd.* 14,281 191,508
Douglas Elliman, Inc.* 4,509 10,281
eXp World Holdings, Inc. 5,425 37,812
Forestar Group, Inc.* 1,192 34,234
FRP Holdings, Inc.* 720 17,237
Kennedy-Wilson Holdings, Inc. 7,469 81,263
Logistic Properties of The
Americas, Class
a
A(b) 196 494
Marcus & Millichap, Inc. 1,478 39,034
Maui Land & Pineapple Co.,
Inc.* 420 6,909
Newmark Group, Inc., Class
a
A 9,133 132,611
Investments
Shares Value
Common Stocks (a) (continued)
RE/MAX Holdings, Inc.,
Class
a
A* 1,128 $ 7,095
Real Brokerage, Inc. (The)* 8,171 21,653
RMR Group, Inc. (The), Class
a
A 959 15,708
Seaport Entertainment Group,
Inc.(b) 458 10,699
St Joe Co. (The) 2,350 169,599
Stratus Properties, Inc.* 412 12,574
Tejon Ranch Co.* 1,297 22,840
Transcontinental Realty
Investors, Inc.* 115 4,217
1,203,688
Residential REITs — 0.2%
BRT Apartments Corp., REIT 671 9,843
Centerspace, REIT 1,044 65,668
Clipper Realty, Inc., REIT 853 2,627
Independence Realty Trust,
Inc., REIT 14,856 246,164
NexPoint Residential Trust, Inc.,
REIT 1,414 39,861
UMH Properties, Inc., REIT 4,956 74,736
Veris Residential, Inc., REIT 4,661 87,860
526,759
Retail REITs — 0.7%
Acadia Realty Trust, REIT 8,150 170,498
Alexander's, Inc., REIT 135 31,674
CBL & Associates Properties,
Inc., REIT 1,125 42,503
Curbline Properties Corp., REIT 6,006 167,027
FrontView REIT, Inc. 1,271 21,060
Getty Realty Corp., REIT 3,337 109,520
InvenTrust Properties Corp.,
REIT 4,817 150,290
Kite Realty Group Trust, REIT 13,433 349,930
Macerich Co. (The), REIT 15,679 320,949
NETSTREIT Corp., REIT 5,193 107,859
Phillips Edison & Co., Inc., REIT 7,775 305,402
Saul Centers, Inc., REIT 757 25,799
SITE Centers Corp., REIT 3,102 19,108
Tanger, Inc., REIT 6,901 255,751
Urban Edge Properties, REIT 7,856 166,940
Whitestone REIT 2,790 42,380
2,286,690
Semiconductors & Semiconductor Equipment — 1.9%
ACM Research, Inc., Class
a
A* 3,115 173,443
Aehr Test Systems* 1,758 65,802
Aeluma, Inc.(b) 797 12,330
Alpha & Omega Semiconductor
Ltd.* 1,540 32,355
Ambarella, Inc.* 2,511 151,514
Ambiq Micro, Inc.* 288 8,842
Atomera, Inc.(b) 1,849 9,319
Axcelis Technologies, Inc.* 1,908 157,620
Blaize Holdings, Inc.* 4,774 5,633
CEVA, Inc.* 1,445 30,143
Cohu, Inc.* 2,823 85,255

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Credo Technology Group
Holding Ltd.* 9,469 $ 1,063,085
Diodes, Inc.* 2,834 193,364
FormFactor, Inc.* 4,807 475,316
Ichor Holdings Ltd.* 2,092 99,475
Impinj, Inc.* 1,658 203,370
indie Semiconductor, Inc.,
Class
a
A(b) 12,093 44,260
Kopin Corp.* 10,970 24,244
Kulicke & Soffa Industries, Inc. 3,148 219,478
MaxLinear, Inc., Class
a
A* 5,092 88,753
Navitas Semiconductor Corp.,
Class
a
A* 9,863 88,767
NVE Corp. 297 20,445
PDF Solutions, Inc.* 1,969 66,513
Penguin Solutions, Inc.* 3,211 66,725
Photronics, Inc.* 3,522 131,828
Power Integrations, Inc. 3,458 165,707
Rambus, Inc.* 6,662 663,935
Rigetti Computing, Inc.* 19,725 343,609
Semtech Corp.* 5,362 483,760
Silicon Laboratories, Inc.* 2,017 412,537
SiTime Corp.* 1,326 527,589
SkyWater Technology, Inc.* 1,877 55,296
Synaptics, Inc.* 2,400 195,504
Ultra Clean Holdings, Inc.* 2,754 167,113
Veeco Instruments, Inc.* 3,666 112,033
6,644,962
Software — 2.5%
8x8, Inc.* 8,252 17,659
A10 Networks, Inc. 4,439 85,495
ACI Worldwide, Inc.* 6,376 253,000
Adeia, Inc. 6,710 138,830
Agilysys, Inc.* 1,592 114,895
Airship AI Holdings, Inc.(b) 1,406 3,838
Alarm.com Holdings, Inc.* 2,935 140,440
Alkami Technology, Inc.* 4,255 70,399
Amplitude, Inc., Class
a
A* 5,696 41,581
Appian Corp., Class
a
A* 2,428 64,755
Arteris, Inc.* 1,875 31,856
Asana, Inc., Class
a
A* 5,343 37,935
AudioEye, Inc.* 492 3,355
AvePoint, Inc.* 9,066 97,731
Bit Digital, Inc.* 19,629 32,780
Bitdeer Technologies Group,
Class
a
A(b) 6,086 46,862
Blackbaud, Inc.* 2,356 114,360
BlackLine, Inc.* 3,216 113,364
Blend Labs, Inc., Class
a
A* 12,175 20,454
Box, Inc., Class
a
A* 8,676 204,320
Braze, Inc., Class
a
A* 5,268 100,039
C3.ai, Inc., Class
a
A* 7,756 61,660
Cerence, Inc.* 2,505 19,815
Chaince Digital Holdings, Inc.* 2,510 14,734
Cipher Digital, Inc.* 20,037 312,577
Cleanspark, Inc.* 17,134 170,483
Clear Secure, Inc., Class
a
A 5,334 259,446
Clearwater Analytics Holdings,
Inc., Class
a
A* 17,223 402,846
Investments
Shares Value
Common Stocks (a) (continued)
Commvault Systems, Inc.* 2,759 $ 234,736
Consensus Cloud Solutions,
Inc.* 1,166 35,073
Core Scientific, Inc.* 17,921 304,119
CS Disco, Inc.* 1,497 4,865
Daily Journal Corp.* 81 41,270
Digimarc Corp.(b) 966 4,255
Digital Turbine, Inc.* 6,692 27,170
Domo, Inc., Class
a
B* 2,076 7,453
D-Wave Quantum, Inc.* 20,669 388,164
eGain Corp.* 990 9,247
EverCommerce, Inc.* 908 10,424
Expensify, Inc., Class
a
A* 3,684 3,500
Five9, Inc.* 4,780 83,363
Freshworks, Inc., Class
a
A* 12,401 96,976
Hut 8 Corp.* 5,917 314,962
I3 Verticals, Inc., Class
a
A(b) 1,448 32,406
Intapp, Inc.* 3,528 79,133
InterDigital, Inc. 1,595 584,615
Kaltura, Inc.* 5,566 7,737
Life360, Inc.* 1,260 66,339
LiveRamp Holdings, Inc.* 3,989 108,381
MARA Holdings, Inc.(b) 22,942 205,102
Mitek Systems, Inc.* 2,740 39,949
N-able, Inc.* 4,444 19,554
NCR Voyix Corp.* 8,588 65,612
NextNav, Inc.(b) 5,843 94,014
ON24, Inc.* 2,312 18,519
OneSpan, Inc. 2,225 24,564
Ooma, Inc.* 1,570 19,405
Pagaya Technologies Ltd.,
Class
a
A* 3,151 35,260
PagerDuty, Inc.* 5,511 38,908
PAR Technology Corp.* 2,474 40,549
Porch Group, Inc.* 5,351 43,932
Progress Software Corp.* 2,644 110,731
Q2 Holdings, Inc.* 3,841 184,829
Qualys, Inc.* 2,260 208,982
Rapid7, Inc.* 3,937 24,488
Red Violet, Inc.* 694 30,057
ReposiTrak, Inc.(b) 691 6,012
Rezolve AI plc(b) 11,012 25,658
Rimini Street, Inc.* 3,010 11,197
Riot Platforms, Inc.* 21,528 350,691
SEMrush Holdings, Inc.,
Class
a
A* 3,164 37,399
Silvaco Group, Inc.* 499 1,677
SoundHound AI, Inc.,
Class
a
A(b) 23,122 198,849
SoundThinking, Inc.* 590 4,307
Sprinklr, Inc., Class
a
A* 6,935 40,362
Sprout Social, Inc., Class
a
A* 3,225 20,801
SPS Commerce, Inc.* 2,351 132,855
Telos Corp.* 3,285 13,206
Tenable Holdings, Inc.* 7,501 144,244
Terawulf, Inc.(b) 18,707 303,428
Varonis Systems, Inc., Class
a
B* 7,178 165,812
Vertex, Inc., Class
a
A* 4,313 62,452
Via Transportation, Inc.,
Class
a
A* 633 10,875

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Viant Technology, Inc., Class
a
A* 919 $ 9,309
Weave Communications, Inc.* 3,747 18,885
WM Technology, Inc.* 5,532 3,698
Workiva, Inc., Class
a
A* 3,105 191,206
Xperi, Inc.* 2,803 17,182
Yext, Inc.* 6,253 35,517
Zeta Global Holdings Corp.,
Class
a
A* 11,636 197,230
8,627,004
Specialized REITs — 0.2%
Farmland Partners, Inc., REIT 2,398 31,270
Four Corners Property Trust,
Inc., REIT 6,542 166,952
Gladstone Land Corp., REIT 2,102 25,813
Outfront Media, Inc., REIT 9,130 263,035
Safehold, Inc., REIT 3,467 55,957
Smartstop Self Storage REIT,
Inc., REIT 1,921 64,065
607,092
Specialty Retail — 1.1%
1-800-Flowers.com, Inc.,
Class
a
A(b) 1,436 4,997
Abercrombie & Fitch Co.,
Class
a
A* 2,871 280,784
Academy Sports & Outdoors,
Inc. 4,089 245,872
Advance Auto Parts, Inc. 3,707 197,101
American Eagle Outfitters, Inc. 9,844 241,867
America's Car-Mart, Inc.* 440 8,782
Arhaus, Inc., Class
a
A* 3,162 26,087
Arko Corp. 4,664 29,990
Asbury Automotive Group, Inc.* 1,198 256,109
BARK, Inc.* 5,692 4,447
Barnes & Noble Education, Inc.* 994 8,598
Bed Bath & Beyond, Inc.* 4,234 22,567
Boot Barn Holdings, Inc.* 1,892 358,004
Buckle, Inc. (The) 1,954 104,637
Build-A-Bear Workshop, Inc. 767 37,322
Caleres, Inc. 2,035 24,196
Camping World Holdings, Inc.,
Class
a
A 3,720 30,950
Citi Trends, Inc.* 292 13,835
Designer Brands, Inc., Class
a
A 2,064 14,696
Envela Corp.* 410 5,519
EVgo, Inc., Class
a
A* 7,914 21,684
Genesco, Inc.* 614 16,725
Group 1 Automotive, Inc. 758 246,911
Haverty Furniture Cos., Inc. 830 19,762
J Jill, Inc. 454 7,841
Lands' End, Inc.* 569 9,144
MarineMax, Inc.* 1,174 35,807
Monro, Inc. 1,842 39,658
National Vision Holdings, Inc.* 4,795 129,321
OneWater Marine, Inc., Class
a
A* 701 7,981
Outdoor Holding Co.* 5,349 11,393
Petco Health & Wellness Co.,
Inc., Class
a
A* 4,906 12,510
RealReal, Inc. (The)* 6,214 76,184
Investments
Shares Value
Common Stocks (a) (continued)
Revolve Group, Inc., Class
a
A* 2,498 $ 62,850
Sally Beauty Holdings, Inc.* 6,126 98,445
Shoe Carnival, Inc. 1,119 22,593
Signet Jewelers Ltd. 2,473 237,878
Sleep Number Corp.* 1,130 6,972
Sonic Automotive, Inc., Class
a
A 927 58,141
Stitch Fix, Inc., Class
a
A* 6,872 22,884
ThredUp, Inc., Class
a
A* 6,055 29,548
Torrid Holdings, Inc.(b) 2,079 2,121
Upbound Group, Inc. 3,238 69,455
Urban Outfitters, Inc.* 3,765 249,243
Victoria's Secret & Co.* 4,274 267,980
Warby Parker, Inc., Class
a
A* 6,039 151,035
Winmark Corp. 184 83,948
Zumiez, Inc.* 811 21,264
3,935,638
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.* 2,878 15,800
CPI Card Group, Inc.* 364 4,465
Diebold Nixdorf, Inc.* 1,527 122,160
Eastman Kodak Co.* 2,981 21,821
GPGI, Inc., Class
a
A 3,540 79,473
Immersion Corp. 1,726 10,546
IonQ, Inc.* 20,878 801,089
Quantum Computing, Inc.(b) 12,397 104,259
Turtle Beach Corp.* 973 12,201
Xerox Holdings Corp. 7,263 13,073
1,184,887
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.* 7,183 147,323
Carter's, Inc. 2,201 73,843
Ermenegildo Zegna NV(b) 3,816 43,006
Figs, Inc., Class
a
A* 5,456 84,295
G-III Apparel Group Ltd. 2,247 68,736
Kontoor Brands, Inc. 3,399 221,649
Lakeland Industries, Inc. 521 4,778
Movado Group, Inc. 940 23,453
Oxford Industries, Inc. 874 34,602
Rocky Brands, Inc. 438 19,798
Steven Madden Ltd. 4,430 159,923
Superior Group of Cos., Inc. 675 6,703
Wolverine World Wide, Inc. 4,968 87,784
975,893
Tobacco — 0.1%
Ispire Technology, Inc.* 1,167 2,743
Turning Point Brands, Inc. 1,074 147,127
Universal Corp. 1,495 80,326
230,196
Trading Companies & Distributors — 0.6%
Alta Equipment Group, Inc. 1,205 8,315
BlueLinx Holdings, Inc.* 474 31,246
Boise Cascade Co. 2,326 192,453
Custom Truck One Source, Inc.* 3,711 26,571
Distribution Solutions Group,
Inc.* 608 18,179

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
DNOW, Inc.* 11,476 $ 135,187
DXP Enterprises, Inc.* 802 111,053
EVI Industries, Inc. 313 6,082
GATX Corp. 2,212 407,384
Global Industrial Co. 883 29,121
Herc Holdings, Inc. 2,022 282,655
Hudson Technologies, Inc.* 2,376 16,893
Karat Packaging, Inc. 529 13,040
McGrath RentCorp 1,513 167,867
NPK International, Inc.* 5,051 72,886
Rush Enterprises, Inc., Class
a
A 3,770 267,557
Rush Enterprises, Inc., Class
a
B 531 34,329
Titan Machinery, Inc.* 1,303 25,396
Transcat, Inc.* 567 44,209
Willis Lease Finance Corp. 171 34,835
Xometry, Inc., Class
a
A* 2,678 109,838
2,035,096
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.* 1,314 11,537
Water Utilities — 0.2%
American States Water Co. 2,386 177,829
Cadiz, Inc.* 3,393 17,644
California Water Service Group 3,691 166,390
Consolidated Water Co. Ltd. 933 35,314
Global Water Resources, Inc. 778 7,126
H2O America 2,059 110,754
Middlesex Water Co. 1,126 60,804
Pure Cycle Corp.* 1,288 13,614
York Water Co. (The) 889 29,230
618,705
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 4,814 20,363
Spok Holdings, Inc. 1,256 15,248
Telephone and Data Systems,
Inc. 6,144 274,944
310,555
Total Common Stocks
(Cost $153,827,119)
188,715,811
Exchange Traded Funds (a) — 14 .6%
ProShares GENIUS Money
Market ETF, 3.50%(e)(f)
(Cost $50,020,000) 500,000 50,055,000
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 899 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 9,359 —
Chinook Therape, CVR*‡ 4,511 —
Oncternal Therapeutics,
Inc., CVR*‡ 23 —
Investments
Number of
Rights Value
Rights (continued)
Tobira Therapeutics, Inc.,
CVR*‡ 218 $ —
—
Food Products — 0.0% (d)
Prevail Therape, CVR*‡ 1,074 537
Oil, Gas & Consumable Fuels — 0.0% (d)
Empire Petroleum Corp.,
expiring 3/18/2026(b) 997 30
Total Rights
(Cost $3,929) 567
Shares
Securities Lending Reinvestments (g) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (h)
(Cost $3,272,655) 3,272,655 3,272,655
Principal
Amount
Short-Term Investments — 18 .0%
Repurchase Agreements (i) — 7 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $25,330,292
(Cost $25,322,784) $ 25,322,784
25,322,784
U.S. Treasury Obligations (a) — 10 .6%
U.S. Treasury Bills
3.54%, 3/3/2026 (j) 5,000,000 4,999,500
3.64%, 3/5/2026 (j) 4,351,200 4,349,878
3.58%, 3/10/2026 (j) 15,000,000 14,987,928
3.53%, 3/19/2026 (j) 12,000,000 11,979,454
Total U.S. Treasury Obligations
(Cost $36,314,052) 36,316,760
Total Short-Term Investments
(Cost $61,636,836) 61,639,544
Total Investments — 88.6%
(Cost $268,760,539) 303,683,577
Other assets less liabilities — 11.4% 38,885,279
Net Assets — 100.0% $ 342,568,856
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $47,785,679.

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
(b) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $3,430,647, collateralized in the form of cash with a value of $3,272,655 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $452,719 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.75%, and maturity dates ranging from
March 12, 2026 – May 15, 2055. The total value of collateral is
$3,725,374.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) Affiliated company as defined under the Investment Company
Act of 1940.
(f) Represents 7-day effective yield as of February 28, 2026.
(g) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $3,272,655.
(h) Rate shown is the 7-day yield as of February 28, 2026.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(j) The rate shown was the current yield as of February 28, 2026.
Abbreviations
CVR Contingent Value Rights - No defined expiration
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 50,020,000 – – 35,000 50,055,000 500,000 –
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 411 3/20/2026 U.S. Dollar $ 54,143,085 $ 870,657
Swap Agreements
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
79,452,522 4/7/2026 Bank of America NA 4.54% Russell 2000
®
Index (5,245,665)
85,480,626 12/9/2027 Barclays Bank PLC 4.49% Russell 2000
®
Index (78,417)
65,674,750 1/12/2027 BNP Paribas 4.44% Russell 2000
®
Index 319,658
97,194,628 11/4/2027 Citibank NA 4.39% Russell 2000
®
Index 7,015,022
113,765,335 4/7/2026 Goldman Sachs International 4.19% Russell 2000
®
Index 12,905,839
115,418,457 3/6/2026 Societe Generale 4.49% Russell 2000
®
Index 11,780,817
227,614,904 11/6/2026 UBS AG 4.34% Russell 2000
®
Index (8,205,736)
784,601,222 18,491,518
Total Unrealized
Appreciation
32,021,336
Total Unrealized
Depreciation
(13,529,818)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) — 61 .9%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.* 3,757 $ 2,037,797
Boeing Co. (The)* 37,278 8,481,863
General Dynamics Corp. 12,072 4,310,308
General Electric Co. 50,194 17,179,398
Howmet Aerospace, Inc. 19,159 5,029,812
Huntington Ingalls Industries,
Inc. 1,867 829,919
L3Harris Technologies, Inc. 8,892 3,241,490
Lockheed Martin Corp. 9,719 6,395,879
Northrop Grumman Corp. 6,410 4,643,276
RTX Corp. 63,811 12,929,385
Textron, Inc. 8,381 826,786
TransDigm Group, Inc. 2,649 3,451,091
69,357,004
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 5,602 1,037,770
Expeditors International of
Washington, Inc. 6,402 928,482
FedEx Corp. 10,322 3,994,614
United Parcel Service, Inc.,
Class
a
B 35,187 4,080,285
10,041,151
Automobile Components — 0.0%(b)
Aptiv plc* 10,280 755,991
Automobiles — 1.3%
Ford Motor Co. 186,275 2,624,615
General Motors Co. 44,407 3,495,275
Tesla, Inc.* 133,742 53,832,492
59,952,382
Banks — 2.1%
Bank of America Corp. 319,770 15,934,139
Citigroup, Inc. 85,165 9,384,331
Citizens Financial Group, Inc. 20,433 1,229,862
Fifth Third Bancorp 42,863 2,120,433
Huntington Bancshares, Inc. 97,621 1,640,033
JPMorgan Chase & Co. 129,534 38,899,060
KeyCorp 44,232 917,372
M&T Bank Corp. 7,335 1,591,548
PNC Financial Services Group,
Inc. (The) 18,688 3,968,397
Regions Financial Corp. 41,737 1,161,541
Truist Financial Corp. 60,870 3,001,500
US Bancorp 73,985 4,044,020
Wells Fargo & Co. 149,408 12,169,281
96,061,517
Beverages — 0.7%
Brown-Forman Corp., Class
a
B 8,364 241,385
Coca-Cola Co. (The) 184,278 15,029,714
Constellation Brands, Inc.,
Class
a
A 6,726 1,061,766
Keurig Dr Pepper, Inc. 64,644 1,957,420
Molson Coors Beverage Co.,
Class
a
B 8,048 394,272
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 33,949 $ 2,895,850
PepsiCo, Inc. 65,073 11,045,491
32,625,898
Biotechnology — 1.1%
AbbVie, Inc. 84,115 19,521,409
Amgen, Inc. 25,632 9,949,317
Biogen, Inc.* 6,965 1,336,026
Gilead Sciences, Inc. 59,049 8,795,349
Incyte Corp.* 7,838 793,754
Moderna, Inc.* 16,546 886,369
Regeneron Pharmaceuticals,
Inc. 4,808 3,758,270
Vertex Pharmaceuticals, Inc.* 12,098 6,010,649
51,051,143
Broadline Retail — 2.2%
Amazon.com, Inc.* 463,004 97,230,840
eBay, Inc. 21,539 1,957,034
99,187,874
Building Products — 0.3%
A O Smith Corp. 5,412 422,136
Allegion plc 4,072 656,203
Builders FirstSource, Inc.* 5,276 550,234
Carrier Global Corp. 37,644 2,424,274
Johnson Controls International
plc 29,101 4,199,274
Lennox International, Inc. 1,529 871,438
Masco Corp. 9,878 707,463
Trane Technologies plc 10,551 4,877,938
14,708,960
Capital Markets — 2.0%
Ameriprise Financial, Inc. 4,444 2,089,213
Ares Management Corp.,
Class
a
A 9,800 1,097,698
Bank of New York Mellon Corp.
(The) 33,187 3,952,572
Blackrock, Inc. 6,868 7,302,264
Blackstone, Inc. 35,154 3,985,409
Cboe Global Markets, Inc. 4,985 1,494,104
Charles Schwab Corp. (The) 79,491 7,567,543
CME Group, Inc. 17,172 5,486,454
Coinbase Global, Inc., Class
a
A* 10,855 1,908,852
FactSet Research Systems, Inc. 1,774 384,621
Franklin Resources, Inc. 14,630 388,280
Goldman Sachs Group, Inc.
(The) 14,276 12,271,221
Interactive Brokers Group, Inc.,
Class
a
A 21,190 1,508,516
Intercontinental Exchange, Inc. 27,141 4,454,652
Invesco Ltd. 21,173 556,003
KKR & Co., Inc. 32,661 2,863,717
Moody's Corp. 7,322 3,496,914
Morgan Stanley 57,503 9,574,825
MSCI, Inc., Class
a
A 3,557 2,033,999
Nasdaq, Inc. 21,487 1,881,831
Northern Trust Corp. 8,991 1,286,522
Raymond James Financial, Inc. 8,375 1,282,045

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Robinhood Markets, Inc.,
Class
a
A* 37,427 $ 2,838,838
S&P Global, Inc. 14,758 6,521,265
State Street Corp. 13,293 1,709,746
T. Rowe Price Group, Inc. 10,382 982,449
88,919,553
Chemicals — 0.7%
Air Products and Chemicals,
Inc. 10,595 2,920,724
Albemarle Corp. 5,579 996,800
CF Industries Holdings, Inc. 7,416 738,189
Corteva, Inc. 32,151 2,575,938
Dow, Inc. 33,835 1,039,750
DuPont de Nemours, Inc. 19,929 997,247
Ecolab, Inc. 12,127 3,739,360
International Flavors &
Fragrances, Inc. 12,189 1,002,302
Linde plc 22,216 11,287,505
LyondellBasell Industries NV,
Class
a
A 12,252 704,735
Mosaic Co. (The) 15,107 420,579
PPG Industries, Inc. 10,694 1,318,249
Sherwin-Williams Co. (The) 10,963 3,975,074
31,716,452
Commercial Services & Supplies — 0.3%
Cintas Corp. 16,270 3,272,385
Copart, Inc.* 42,393 1,614,749
Republic Services, Inc., Class
a
A 9,572 2,191,988
Rollins, Inc. 13,976 850,999
Veralto Corp. 11,818 1,151,428
Waste Management, Inc. 17,650 4,250,826
13,332,375
Communications Equipment — 0.6%
Arista Networks, Inc.* 49,164 6,563,394
Ciena Corp.* 6,797 2,370,114
Cisco Systems, Inc. 187,564 14,903,836
F5, Inc.* 2,740 743,526
Motorola Solutions, Inc. 7,911 3,815,159
28,396,029
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. 1,653 2,362,749
EMCOR Group, Inc. 2,144 1,553,585
Quanta Services, Inc. 7,083 3,988,296
7,904,630
Construction Materials — 0.2%
CRH plc 31,918 3,829,522
Martin Marietta Materials, Inc. 2,876 1,945,815
Vulcan Materials Co. 6,313 1,957,030
7,732,367
Consumer Finance — 0.3%
American Express Co. 25,571 7,898,882
Capital One Financial Corp. 30,244 5,916,936
Investments
Shares Value
Common Stocks (a) (continued)
Synchrony Financial 17,150 $ 1,185,237
15,001,055
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. 21,084 21,311,496
Dollar General Corp. 10,473 1,636,301
Dollar Tree, Inc.* 9,020 1,140,850
Kroger Co. (The) 29,020 1,980,325
Sysco Corp. 22,781 2,076,716
Target Corp. 21,633 2,461,619
Walmart, Inc. 208,683 26,700,990
57,308,297
Containers & Packaging — 0.1%
Amcor plc 21,989 1,064,927
Avery Dennison Corp. 3,654 717,463
Ball Corp. 12,755 856,243
International Paper Co. 25,135 1,094,629
Packaging Corp. of America 4,259 988,684
Smurfit Westrock plc 24,861 1,168,716
5,890,662
Distributors — 0.0%(b)
Genuine Parts Co. 6,610 788,309
Pool Corp. 1,577 358,263
1,146,572
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 337,449 9,451,947
Comcast Corp., Class
a
A 172,991 5,355,801
Verizon Communications, Inc. 200,660 10,061,092
24,868,840
Electric Utilities — 1.0%
Alliant Energy Corp. 12,229 884,646
American Electric Power Co.,
Inc. 25,472 3,408,663
Constellation Energy Corp. 14,870 4,905,315
Duke Energy Corp. 37,017 4,843,674
Edison International 18,297 1,367,518
Entergy Corp. 21,244 2,275,445
Evergy, Inc. 10,947 915,826
Eversource Energy 17,842 1,359,739
Exelon Corp. 48,077 2,378,369
FirstEnergy Corp. 24,744 1,265,903
NextEra Energy, Inc. 99,107 9,293,263
NRG Energy, Inc. 9,135 1,634,800
PG&E Corp. 104,622 1,987,818
Pinnacle West Capital Corp. 5,706 572,312
PPL Corp. 35,215 1,372,681
Southern Co. (The) 52,413 5,103,978
Xcel Energy, Inc. 28,161 2,347,501
45,917,451
Electrical Equipment — 0.7%
AMETEK, Inc. 10,946 2,618,502
Eaton Corp. plc 18,486 6,949,257
Emerson Electric Co. 26,747 4,032,111
GE Vernova, Inc. 12,913 11,280,797

ULTRAPRO S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Generac Holdings, Inc.* 2,792 $ 629,233
Hubbell, Inc., Class
a
B 2,548 1,303,633
Rockwell Automation, Inc. 5,362 2,184,747
28,998,280
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class
a
A 58,242 8,506,827
CDW Corp. 6,207 761,227
Corning, Inc. 37,145 5,585,865
Jabil, Inc. 5,066 1,342,439
Keysight Technologies, Inc.* 8,193 2,517,955
TE Connectivity plc 14,000 3,222,100
Teledyne Technologies, Inc.* 2,224 1,514,766
Zebra Technologies Corp.,
Class
a
A* 2,419 541,759
23,992,938
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 46,958 3,064,479
Halliburton Co. 40,052 1,441,872
SLB Ltd. 71,099 3,650,223
8,156,574
Entertainment — 0.8%
Electronic Arts, Inc. 10,696 2,145,297
Live Nation Entertainment, Inc.* 7,505 1,216,861
Netflix, Inc.* 201,631 19,404,967
Take-Two Interactive Software,
Inc.* 8,291 1,753,381
TKO Group Holdings, Inc.,
Class
a
A 3,130 700,713
Walt Disney Co. (The) 84,967 9,009,901
Warner Bros Discovery, Inc.* 117,943 3,322,454
37,553,574
Financial Services — 2.3%
Apollo Global Management, Inc. 22,114 2,313,124
Berkshire Hathaway, Inc.,
Class
a
B* 87,275 44,069,511
Block, Inc., Class
a
A* 26,066 1,660,404
Corpay, Inc.* 3,334 1,083,883
Fidelity National Information
Services, Inc. 24,647 1,256,011
Fiserv, Inc.* 25,597 1,594,437
Global Payments, Inc. 11,258 860,787
Jack Henry & Associates, Inc. 3,462 562,437
Mastercard, Inc., Class
a
A 39,043 20,193,430
PayPal Holdings, Inc. 44,512 2,056,900
Visa, Inc., Class
a
A 80,303 25,708,203
101,359,127
Food Products — 0.3%
Archer-Daniels-Midland Co. 22,874 1,579,221
Bunge Global SA 6,430 775,779
Campbell's Co. (The) 9,340 251,713
Conagra Brands, Inc. 22,767 438,265
General Mills, Inc. 25,411 1,149,340
Hershey Co. (The) 7,034 1,661,994
Hormel Foods Corp. 13,873 355,149
J M Smucker Co. (The) 5,060 586,707
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 40,562 $ 998,231
Lamb Weston Holdings, Inc. 6,623 319,162
McCormick & Co., Inc.
(Non-Voting) 12,062 856,884
Mondelez International, Inc.,
Class
a
A 61,426 3,782,613
Tyson Foods, Inc., Class
a
A 13,483 876,260
13,631,318
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 7,656 1,430,064
Ground Transportation — 0.6%
CSX Corp. 88,648 3,784,383
JB Hunt Transport Services,
Inc. 3,562 831,406
Norfolk Southern Corp. 10,692 3,365,200
Old Dominion Freight Line, Inc. 8,780 1,782,779
Uber Technologies, Inc.* 98,903 7,459,264
Union Pacific Corp. 28,227 7,479,591
24,702,623
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories 82,759 9,629,010
Align Technology, Inc.* 3,146 598,055
Baxter International, Inc. 24,483 498,719
Becton Dickinson & Co. 13,645 2,408,070
Boston Scientific Corp.* 70,567 5,423,074
Cooper Cos., Inc. (The)* 9,458 791,351
Dexcom, Inc.* 18,573 1,363,815
Edwards Lifesciences Corp.* 27,624 2,388,647
GE HealthCare Technologies,
Inc. 21,663 1,825,541
Hologic, Inc.* 10,596 798,514
IDEXX Laboratories, Inc.* 3,806 2,499,514
Insulet Corp.* 3,356 827,623
Intuitive Surgical, Inc.* 16,872 8,495,221
Medtronic plc 61,051 5,962,241
ResMed, Inc. 6,937 1,777,676
Solventum Corp.* 7,003 519,623
STERIS plc 4,650 1,173,427
Stryker Corp. 16,381 6,346,982
Zimmer Biomet Holdings, Inc. 9,428 928,092
54,255,195
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. 11,301 2,590,528
Cencora, Inc. 9,248 3,441,551
Centene Corp.* 22,215 997,009
Cigna Group (The) 12,708 3,683,032
CVS Health Corp. 60,404 4,826,280
DaVita, Inc.* 1,650 257,895
Elevance Health, Inc. 10,578 3,384,960
HCA Healthcare, Inc. 7,593 4,022,012
Henry Schein, Inc.* 4,772 393,165
Humana, Inc. 5,737 1,093,128
Labcorp Holdings, Inc. 3,966 1,146,650
McKesson Corp. 5,892 5,817,584
Molina Healthcare, Inc.* 2,457 378,501
Quest Diagnostics, Inc. 5,308 1,124,818

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. 43,092 $ 12,637,591
Universal Health Services, Inc.,
Class
a
B 2,609 537,715
46,332,419
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 7,392 399,464
Healthpeak Properties, Inc.,
REIT 33,063 584,554
Ventas, Inc., REIT 22,359 1,926,451
Welltower, Inc., REIT 32,660 6,764,539
9,675,008
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 30,456 596,633
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class
a
A* 20,231 2,733,410
Booking Holdings, Inc. 1,547 6,558,274
Carnival Corp. 51,678 1,630,441
Chipotle Mexican Grill, Inc.,
Class
a
A* 62,948 2,342,925
Darden Restaurants, Inc. 5,516 1,179,597
Domino's Pizza, Inc. 1,487 598,532
DoorDash, Inc., Class
a
A* 17,794 3,140,107
Expedia Group, Inc. 5,550 1,197,079
Hilton Worldwide Holdings, Inc. 11,064 3,449,534
Las Vegas Sands Corp. 14,479 821,249
Marriott International, Inc.,
Class
a
A 10,623 3,630,198
McDonald's Corp. 33,894 11,559,888
MGM Resorts International* 9,755 359,569
Norwegian Cruise Line Holdings
Ltd.* 21,662 537,001
Royal Caribbean Cruises Ltd. 12,075 3,754,842
Starbucks Corp. 54,121 5,304,940
Wynn Resorts Ltd. 4,041 437,196
Yum! Brands, Inc. 13,211 2,221,562
51,456,344
Household Durables — 0.2%
DR Horton, Inc. 13,011 2,086,834
Garmin Ltd. 7,802 1,972,580
Lennar Corp., Class
a
A 10,264 1,173,791
NVR, Inc.* 148 1,112,633
PulteGroup, Inc. 9,266 1,271,295
7,617,133
Household Products — 0.6%
Church & Dwight Co., Inc. 11,419 1,197,396
Clorox Co. (The) 5,824 740,580
Colgate-Palmolive Co. 38,364 3,803,407
Kimberly-Clark Corp. 15,801 1,760,864
Procter & Gamble Co. (The) 111,222 18,596,318
26,098,565
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 33,894 585,688
Investments
Shares Value
Common Stocks (a) (continued)
Vistra Corp. 15,155 $ 2,635,303
3,220,991
Industrial Conglomerates — 0.3%
3M Co. 25,292 4,181,273
Honeywell International, Inc. 30,200 7,356,418
11,537,691
Industrial REITs — 0.1%
Prologis, Inc., REIT 44,225 6,305,158
Insurance — 1.1%
Aflac, Inc. 22,477 2,538,328
Allstate Corp. (The) 12,454 2,671,632
American International Group,
Inc. 25,679 2,066,903
Aon plc, Class
a
A 10,220 3,428,503
Arch Capital Group Ltd.* 17,195 1,722,079
Arthur J Gallagher & Co. 12,225 2,789,745
Assurant, Inc. 2,387 548,031
Brown & Brown, Inc. 13,951 1,001,961
Chubb Ltd. 17,408 5,933,691
Cincinnati Financial Corp. 7,417 1,216,240
Erie Indemnity Co., Class
a
A 1,177 317,131
Everest Group Ltd. 2,011 674,670
Globe Life, Inc. 3,792 550,826
Hartford Insurance Group, Inc.
(The) 13,265 1,868,110
Loews Corp. 8,057 886,431
Marsh & McLennan Cos., Inc. 23,314 4,353,656
MetLife, Inc. 26,337 1,898,108
Principal Financial Group, Inc. 9,508 907,253
Progressive Corp. (The) 27,913 5,963,892
Prudential Financial, Inc. 16,664 1,639,404
Travelers Cos., Inc. (The) 10,643 3,284,856
W R Berkley Corp. 14,293 1,024,808
Willis Towers Watson plc 4,531 1,382,725
48,668,983
Interactive Media & Services — 4.9%
Alphabet, Inc., Class
a
A 276,910 86,329,462
Alphabet, Inc., Class
a
C 221,317 68,924,753
Match Group, Inc. 11,234 354,994
Meta Platforms, Inc., Class
a
A 103,667 67,194,876
222,804,085
IT Services — 0.5%
Accenture plc, Class
a
A 29,526 6,162,667
Akamai Technologies, Inc.* 6,872 676,136
Cognizant Technology Solutions
Corp., Class
a
A 22,977 1,480,408
EPAM Systems, Inc.* 2,609 367,869
Gartner, Inc.* 3,445 541,554
GoDaddy, Inc., Class
a
A* 6,418 559,393
International Business
Machines Corp. 44,479 10,684,300
VeriSign, Inc. 3,986 908,569
21,380,896

ULTRAPRO S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.0%(b)
Hasbro, Inc. 6,363 $ 633,691
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. 13,499 1,638,509
Bio-Techne Corp. 7,407 437,013
Charles River Laboratories
International, Inc.* 2,343 418,202
Danaher Corp. 29,930 6,304,455
IQVIA Holdings, Inc.* 8,101 1,448,540
Mettler-Toledo International,
Inc.* 975 1,332,523
Revvity, Inc. 5,414 532,250
Thermo Fisher Scientific, Inc. 17,868 9,311,193
Waters Corp.* 4,684 1,495,976
West Pharmaceutical Services,
Inc. 3,437 874,167
23,792,828
Machinery — 1.2%
Caterpillar, Inc. 22,269 16,542,081
Cummins, Inc. 6,551 3,824,932
Deere & Co. 11,961 7,531,961
Dover Corp. 6,512 1,468,456
Fortive Corp. 15,119 895,045
IDEX Corp. 3,556 744,875
Illinois Tool Works, Inc. 12,560 3,650,313
Ingersoll Rand, Inc. 17,117 1,611,394
Nordson Corp. 2,560 751,207
Otis Worldwide Corp. 18,559 1,717,821
PACCAR, Inc. 24,992 3,151,241
Parker-Hannifin Corp. 5,986 6,040,952
Pentair plc 7,809 774,575
Snap-on, Inc. 2,490 959,198
Stanley Black & Decker, Inc. 7,357 636,307
Westinghouse Air Brake
Technologies Corp. 8,154 2,152,248
Xylem, Inc. 11,618 1,505,228
53,957,834
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 4,166 977,469
Fox Corp., Class
a
A 9,912 558,442
Fox Corp., Class
a
B 7,047 364,541
News Corp., Class
a
A 17,823 432,921
News Corp., Class
a
B 5,893 157,815
Omnicom Group, Inc. 15,181 1,294,787
Paramount Skydance Corp.,
Class
a
B(c) 14,802 199,975
Trade Desk, Inc. (The), Class
a
A* 20,972 499,553
4,485,503
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 68,342 4,652,724
Newmont Corp. 51,944 6,752,720
Nucor Corp. 10,892 1,926,577
Steel Dynamics, Inc. 6,518 1,258,821
14,590,842
Investments
Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.4%
Ameren Corp. 12,876 $ 1,458,593
CenterPoint Energy, Inc. 31,073 1,351,676
CMS Energy Corp. 14,483 1,130,688
Consolidated Edison, Inc. 17,190 1,934,219
Dominion Energy, Inc. 40,638 2,565,883
DTE Energy Co. 9,877 1,464,166
NiSource, Inc. 22,705 1,073,947
Public Service Enterprise
Group, Inc. 23,750 2,044,163
Sempra 31,061 2,990,242
WEC Energy Group, Inc. 15,464 1,808,669
17,822,246
Office REITs — 0.0%(b)
BXP, Inc., REIT 7,000 403,060
Oil, Gas & Consumable Fuels — 2.0%
APA Corp. 16,862 512,099
Chevron Corp. 90,111 16,829,130
ConocoPhillips 58,807 6,672,242
Coterra Energy, Inc. 36,231 1,108,306
Devon Energy Corp. 29,869 1,300,198
Diamondback Energy, Inc. 8,859 1,542,175
EOG Resources, Inc. 25,803 3,201,636
EQT Corp. 29,701 1,824,235
Expand Energy Corp. 11,334 1,223,165
Exxon Mobil Corp. 200,690 30,605,225
Kinder Morgan, Inc. 93,181 3,100,132
Marathon Petroleum Corp. 14,314 2,837,178
Occidental Petroleum Corp. 34,249 1,817,937
ONEOK, Inc. 29,961 2,479,872
Phillips 66 19,197 2,962,673
Targa Resources Corp. 10,226 2,411,291
Texas Pacific Land Corp. 2,751 1,442,322
Valero Energy Corp. 14,497 2,966,666
Williams Cos., Inc. (The) 58,129 4,343,399
89,179,881
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 30,885 2,029,144
Southwest Airlines Co. 24,610 1,212,289
United Airlines Holdings, Inc.* 15,406 1,637,658
4,879,091
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 11,701 1,280,908
Kenvue, Inc. 91,165 1,743,075
3,023,983
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co. 96,877 6,042,219
Eli Lilly & Co. 37,784 39,748,390
Johnson & Johnson 114,695 28,493,679
Merck & Co., Inc. 118,167 14,631,438
Pfizer, Inc. 270,617 7,482,560
Viatris, Inc. 54,822 818,492

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Zoetis, Inc., Class
a
A 20,990 $ 2,751,789
99,968,567
Professional Services — 0.3%
Automatic Data Processing, Inc. 19,252 4,126,859
Broadridge Financial Solutions,
Inc. 5,537 1,029,162
Equifax, Inc. 5,850 1,222,416
Jacobs Solutions, Inc. 5,695 785,113
Leidos Holdings, Inc. 6,065 1,061,981
Paychex, Inc. 15,414 1,443,521
Paycom Software, Inc. 2,323 292,303
Verisk Analytics, Inc., Class
a
A 6,623 1,374,736
11,336,091
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 13,963 2,061,777
CoStar Group, Inc.* 20,177 900,499
2,962,276
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 6,750 1,196,303
Camden Property Trust, REIT 5,042 546,250
Equity Residential, REIT 16,467 1,040,879
Essex Property Trust, Inc., REIT 3,083 786,504
Invitation Homes, Inc., REIT 26,832 706,755
Mid-America Apartment
Communities, Inc., REIT 5,554 743,458
UDR, Inc., REIT 14,320 537,000
5,557,149
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 3,735 406,256
Kimco Realty Corp., REIT 32,228 758,969
Realty Income Corp., REIT 43,799 2,934,533
Regency Centers Corp., REIT 7,844 619,676
Simon Property Group, Inc.,
REIT 15,546 3,169,052
7,888,486
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc.* 77,461 15,508,467
Analog Devices, Inc. 23,442 8,340,429
Applied Materials, Inc. 37,917 14,116,499
Broadcom, Inc. 224,756 71,820,780
First Solar, Inc.* 5,083 1,002,368
Intel Corp.* 213,407 9,733,493
KLA Corp. 6,268 9,555,879
Lam Research Corp. 59,776 13,981,009
Microchip Technology, Inc. 25,726 1,920,189
Micron Technology, Inc. 53,425 22,030,867
Monolithic Power Systems, Inc. 2,274 2,598,591
NVIDIA Corp. 1,156,582 204,934,765
NXP Semiconductors NV 11,975 2,718,445
ON Semiconductor Corp.* 19,176 1,274,820
Qnity Electronics, Inc. 9,961 1,262,656
QUALCOMM, Inc. 50,972 7,256,374
Skyworks Solutions, Inc. 7,063 420,813
Investments
Shares Value
Common Stocks (a) (continued)
Teradyne, Inc. 7,436 $ 2,379,743
Texas Instruments, Inc. 43,260 9,175,879
400,032,066
Software — 5.0%
Adobe, Inc.* 19,910 5,224,583
AppLovin Corp., Class
a
A* 12,879 5,599,403
Autodesk, Inc.* 10,161 2,498,285
Cadence Design Systems, Inc.* 12,958 3,905,541
Crowdstrike Holdings, Inc.,
Class
a
A* 11,941 4,441,813
Datadog, Inc., Class
a
A* 15,471 1,732,133
Fair Isaac Corp.* 1,147 1,616,536
Fortinet, Inc.* 30,055 2,375,247
Gen Digital, Inc. 26,722 603,115
Intuit, Inc. 13,273 5,429,055
Microsoft Corp. 353,738 138,927,062
Oracle Corp. 80,044 11,638,398
Palantir Technologies, Inc.,
Class
a
A* 108,701 14,912,690
Palo Alto Networks, Inc.* 37,841 5,635,282
PTC, Inc.* 5,710 894,129
Roper Technologies, Inc. 5,097 1,782,574
Salesforce, Inc. 45,314 8,826,714
ServiceNow, Inc.* 49,374 5,332,886
Synopsys, Inc.* 8,833 3,656,862
Trimble, Inc.* 11,317 756,768
Tyler Technologies, Inc.* 2,065 732,435
Workday, Inc., Class
a
A* 10,319 1,380,269
227,901,780
Specialized REITs — 0.5%
American Tower Corp., REIT 22,279 4,274,449
Crown Castle, Inc., REIT 20,719 1,855,179
Digital Realty Trust, Inc., REIT 15,379 2,725,159
Equinix, Inc., REIT 4,651 4,531,283
Extra Space Storage, Inc., REIT 10,102 1,525,705
Iron Mountain, Inc., REIT 14,069 1,524,095
Public Storage, REIT 7,506 2,304,792
SBA Communications Corp.,
Class
a
A, REIT 5,049 1,015,657
VICI Properties, Inc., Class
a
A,
REIT 50,870 1,536,783
Weyerhaeuser Co., REIT 34,314 841,722
22,134,824
Specialty Retail — 1.1%
AutoZone, Inc.* 777 2,918,086
Best Buy Co., Inc. 9,290 575,701
Carvana Co., Class
a
A* 6,750 2,255,580
Home Depot, Inc. (The) 47,366 18,033,183
Lowe's Cos., Inc. 26,701 7,064,284
O'Reilly Automotive, Inc.* 40,168 3,770,972
Ross Stores, Inc. 15,460 3,179,194
TJX Cos., Inc. (The) 52,965 8,562,322
Tractor Supply Co. 25,151 1,303,828
Ulta Beauty, Inc.* 2,135 1,462,027
Williams-Sonoma, Inc. 5,814 1,195,649
50,320,826

ULTRAPRO S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc. 703,291 $ 185,795,416
Dell Technologies, Inc., Class
a
C 14,346 2,124,356
Hewlett Packard Enterprise Co. 62,769 1,347,650
HP, Inc. 44,478 844,637
NetApp, Inc. 9,494 940,191
Sandisk Corp.* 6,619 4,205,448
Seagate Technology Holdings
plc 10,363 4,226,446
Super Micro Computer, Inc.* 23,876 773,344
Western Digital Corp. 16,288 4,555,754
204,813,242
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 6,927 812,329
Lululemon Athletica, Inc.* 5,115 947,145
NIKE, Inc., Class
a
B 56,611 3,520,072
Ralph Lauren Corp., Class
a
A 1,842 667,909
Tapestry, Inc. 9,745 1,515,055
7,462,510
Tobacco — 0.4%
Altria Group, Inc. 79,901 5,516,365
Philip Morris International, Inc. 74,083 13,840,927
19,357,292
Trading Companies & Distributors — 0.2%
Fastenal Co. 54,657 2,516,409
United Rentals, Inc. 3,056 2,567,040
WW Grainger, Inc. 2,103 2,407,367
7,490,816
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 9,276 1,261,814
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 22,892 4,969,624
Total Common Stocks
(Cost $2,944,516,850)
2,797,876,124
Exchange Traded Funds (a) — 22 .1%
ProShares GENIUS Money
Market ETF, 3.50%(d)(e)
(Cost $1,000,435,000) 10,000,000 1,001,100,000
Securities Lending Reinvestments (f) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.60% (g)
(Cost $148,707) 148,707 148,707
Investments
Principal
Amount Value
Short-Term Investments — 6 .6%
Repurchase Agreements (h) — 2 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $107,153,853
(Cost $107,122,088) $ 107,122,088
$ 107,122,088
U.S. Treasury Obligations (a) — 4 .2%
U.S. Treasury Bills
3.54%, 3/3/2026 (i)
(Cost $192,962,247) 193,000,000 192,980,691
Total Short-Term Investments
(Cost $300,084,335) 300,102,779
Total Investments — 90.6%
(Cost $4,245,184,892) 4,099,227,610
Other assets less liabilities — 9.4% 423,448,784
Net Assets — 100.0% $ 4,522,676,394
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,146,493,646.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at February
28, 2026. The total value of securities on loan at February 28,
2026 was $174,698, collateralized in the form of cash with a value of $148,707 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of February 28, 2026.
(f) The security was purchased with cash collateral held from securities on loan at February 28, 2026. The total value of
securities purchased was $148,707.
(g) Rate shown is the 7-day yield as of February 28, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of February 28, 2026.
Abbreviations
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
Affiliates

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,000,435,000 – – 665,000 1,001,100,000 10,000,000 –
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of February 28, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 1,867 3/20/2026 U.S. Dollar $ 643,088,150 $ 329,090
Swap Agreements
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,522,681,361 3/8/2027 Bank of America NA 4.64% S&P 500
®
(14,945,332)
1,453,067,096 4/6/2027 Barclays Bank PLC 4.59% S&P 500
®
2,329,643
1,485,672,987 11/4/2027 BNP Paribas 4.54% S&P 500
®
1,901,921
1,140,201,876 3/8/2027 Citibank NA 4.54% S&P 500
®
(14,820,762)
1,019,670,140 11/4/2027 Goldman Sachs International 4.39% S&P 500
®
9,925,746
778,448,455 4/6/2027 J.P. Morgan Securities, LLC 4.39% S&P 500
®
257,354,918
331,486,348 1/12/2027
Morgan Stanley & Co.
International plc 4.49% S&P 500
®
28,345,297
987,848,441 11/4/2027 Societe Generale 4.64% S&P 500
®
16,535,467
1,408,127,373 3/8/2027 UBS AG 4.56% S&P 500
®
(27,453,359)
10,127,204,077 259,173,539
Total Unrealized
Appreciation
316,392,992
Total Unrealized
Depreciation
(57,219,453)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT 20+ YEAR TREASURY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Investments
Shares Value
Exchange Traded Funds — 71 .5%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $12,004,800) 120,000 $ 12,013,200
Principal
Amount
Short-Term Investments — 20 .2%
Repurchase Agreements (c) — 20 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $3,403,182
(Cost $3,402,174) $ 3,402,174
3,402,174
Total Investments — 91.7%
(Cost $15,406,974) 15,415,374
Other assets less liabilities — 8.3% 1,399,324
Net Assets — 100.0% $ 16,814,698
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 12,004,800 – – 8,400 12,013,200 120,000 –
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 2 6/18/2026 U.S. Dollar $ 236,875 $ (1,691)

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Swap Agreements
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(6,259,998) 12/7/2026 Bank of America NA (3.34)%
ICE U.S. Treasury 20+ Year
Bond Index (168,537)
(6,563,927) 11/4/2026 Barclays Bank PLC (3.42)%
ICE U.S. Treasury 20+ Year
Bond Index (136,177)
(5,372,355) 12/7/2026 Citibank NA (3.19)%
ICE U.S. Treasury 20+ Year
Bond Index (174,119)
(6,180,972) 12/7/2026 Goldman Sachs International (3.39)%
ICE U.S. Treasury 20+ Year
Bond Index (161,579)
(6,822,058) 11/4/2026
Morgan Stanley & Co.
International plc (3.47)%
ICE U.S. Treasury 20+ Year
Bond Index (140,591)
(2,095,480) 11/4/2026 Societe Generale (3.32)%
ICE U.S. Treasury 20+ Year
Bond Index 19,167
(16,940,549) 11/4/2026 UBS AG (3.19)%
ICE U.S. Treasury 20+ Year
Bond Index (363,403)
(50,235,339) (1,125,239)
Total Unrealized
Appreciation
19,167
Total Unrealized
Depreciation
(1,144,406)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT DOW30
~
SM
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Investments
Shares Value
Exchange Traded Funds (a) — 73 .0%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $140,056,000) 1,400,000 $ 140,154,000
Principal
Amount
Short-Term Investments — 49 .3%
Repurchase Agreements (d) — 10 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $19,220,732
(Cost $19,215,033) $ 19,215,033
19,215,033
U.S. Treasury Obligations (a) — 39 .3%
U.S. Treasury Bills
3.54%, 3/3/2026 (e) 18,890,000 18,888,110
3.65%, 3/5/2026 (e) 56,470,000 56,452,847
Total U.S. Treasury Obligations
(Cost $75,333,581) 75,340,957
Total Short-Term Investments
(Cost $94,548,614) 94,555,990
Total Investments — 122.3%
(Cost $234,604,614) 234,709,990
Liabilities in excess of other assets — (22.3%) (42,811,539)
Net Assets — 100.0% $ 191,898,451
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $76,552,133.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 140,056,000 – – 98,000 140,154,000 1,400,000 –
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
DJIA CBOT E-Mini Index 67 3/20/2026 U.S. Dollar $ 16,415,000 $ 63,763

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Swap Agreements
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(66,658,949) 3/8/2027 Bank of America NA (4.54)%
Dow Jones Industrial
Average
SM
(8,979,612)
(49,810,545) 11/4/2027 Barclays Bank PLC (4.19)%
Dow Jones Industrial
Average
SM
(2,135,117)
(97,221,171) 1/12/2027 BNP Paribas (4.24)%
Dow Jones Industrial
Average
SM
(5,444,330)
(40,602,696) 3/5/2026 Citibank NA (4.39)%
Dow Jones Industrial
Average
SM
(16,599,195)
(78,707,517) 11/6/2026 Goldman Sachs International (4.14)%
Dow Jones Industrial
Average
SM
(6,966,402)
(93,009,070) 3/8/2027 Societe Generale (4.34)%
Dow Jones Industrial
Average
SM
(11,799,431)
(133,304,625) 11/6/2026 UBS AG (4.04)%
Dow Jones Industrial
Average
SM
(8,954,703)
(559,314,573) (60,878,790)
Total Unrealized
Depreciation
(60,878,790)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDD
::
Investments
Principal
Amount Value
Short-Term Investments — 98 .0%
Repurchase Agreements (a) — 98 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,817,907
(Cost $1,817,368) $ 1,817,368
$ 1,817,368
Total Investments — 98.0%
(Cost $1,817,368) 1,817,368
Other assets less liabilities — 2.0% 37,796
Net Assets — 100.0% $ 1,855,164
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap
®
400 E-Mini Index 1 3/20/2026 U.S. Dollar $ 357,790 $ (20,087)
Swap Agreements
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,601,721) 11/6/2026 Bank of America NA (4.39)% S&P MidCap 400
®
(148,420)
(1,573,119) 11/4/2027 BNP Paribas (4.09)% S&P MidCap 400
®
(35,439)
(257,419) 1/12/2027 Citibank NA (3.99)% S&P MidCap 400
®
(160,236)
(1,773,334) 11/6/2026 Societe Generale (3.89)% S&P MidCap 400
®
(121,747)
(5,205,593) (465,842)
Total Unrealized
Depreciation
(465,842)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO SHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Investments
Shares Value
Exchange Traded Funds (a) — 69 .3%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $1,550,672,500) 15,500,000 $ 1,551,705,000
Principal
Amount
Short-Term Investments — 74 .4%
Repurchase Agreements (d) — 4 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $90,308,216
(Cost $90,281,446) $ 90,281,446
90,281,446
U.S. Treasury Obligations (a) — 70 .4%
U.S. Treasury Bills
3.65%, 3/5/2026 (e) 1,103,910,000 1,103,574,687
3.58%, 3/10/2026 (e) 10,060,000 10,051,904
3.55%, 3/19/2026 (e) 463,560,000 462,766,311
Total U.S. Treasury Obligations
(Cost $1,576,261,771) 1,576,392,902
Total Short-Term Investments
(Cost $1,666,543,217) 1,666,674,348
Total Investments — 143.7%
(Cost $3,217,215,717) 3,218,379,348
Liabilities in excess of other assets — (43.7%) (978,614,527)
Net Assets — 100.0% $ 2,239,764,821
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,595,048,124.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,550,672,500 – – 1,032,500 1,551,705,000 15,500,000 –
Futures Contracts Sold
UltraPro Short QQQ
®
had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq-100 E-Mini Index 454 3/20/2026 U.S. Dollar $ 227,043,130 $ 5,408,595

ULTRAPRO SHORT QQQ
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Swap Agreements
UltraPro Short QQQ
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(570,286,994) 3/8/2027 Bank of America NA (4.49)% Nasdaq-100 Index
®
(171,108,555)
(679,861,569) 11/4/2027 Barclays Bank PLC (4.19)% Nasdaq-100 Index
®
14,154,798
(599,115,840) 11/8/2027 BNP Paribas (4.34)% Nasdaq-100 Index
®
(7,904,500)
(711,910,261) 3/9/2027 Citibank NA (4.49)% Nasdaq-100 Index
®
(6,611,753)
(739,915,426) 1/12/2027 Goldman Sachs International (3.99)% Nasdaq-100 Index
®
(116,449,043)
(777,704,926) 4/6/2027 J.P. Morgan Securities, LLC (4.19)% Nasdaq-100 Index
®
(349,478,994)
(643,469,831) 1/12/2027
Morgan Stanley & Co.
International plc (3.99)% Nasdaq-100 Index
®
(160,743,179)
(583,141,415) 4/6/2027
Nomura Global Financial
Products Inc. (4.34)% Nasdaq-100 Index
®
(167,886,335)
(629,816,689) 12/9/2027 Societe Generale (4.44)% Nasdaq-100 Index
®
(9,001,291)
(557,150,625) 4/6/2027 UBS AG (4.16)% Nasdaq-100 Index
®
2,723,939
(6,492,373,576) (972,304,913)
Total Unrealized
Appreciation
16,878,737
Total Unrealized
Depreciation
(989,183,650)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Investments
Shares Value
Exchange Traded Funds (a) — 64 .3%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $55,022,000) 550,000 $ 55,060,500
Principal
Amount
Short-Term Investments — 66 .5%
Repurchase Agreements (d) — 18 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $16,015,717
(Cost $16,010,971) $ 16,010,971
16,010,971
U.S. Treasury Obligations (a) — 47 .8%
U.S. Treasury Bills
3.66%, 3/5/2026 (e) 13,500,000 13,495,899
3.58%, 3/10/2026 (e) 13,930,000 13,918,789
3.53%, 3/19/2026 (e) 13,500,000 13,476,886
Total U.S. Treasury Obligations
(Cost $40,888,458) 40,891,574
Total Short-Term Investments
(Cost $56,899,429) 56,902,545
Total Investments — 130.8%
(Cost $111,921,429) 111,963,045
Liabilities in excess of other assets — (30.8%) (26,343,512)
Net Assets — 100.0% $ 85,619,533
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $40,793,459.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 55,022,000 – – 38,500 55,060,500 550,000 –
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 70 3/20/2026 U.S. Dollar $ 9,221,450 $ (25,477)
Swap Agreements
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(28,492,665) 3/9/2027 Bank of America NA (4.04)% Russell 2000
®
Index 168,698
(28,640,077) 11/6/2026 Barclays Bank PLC (4.09)% Russell 2000
®
Index (3,213,699)

ULTRAPRO SHORT RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation/
(Depreciation)
($)
(44,115,721) 3/9/2027 BNP Paribas (4.04)% Russell 2000
®
Index (46,252)
(53,755,424) 11/4/2027 Citibank NA (3.89)% Russell 2000
®
Index (1,324,950)
(34,052,209) 11/6/2026 Goldman Sachs International (3.79)% Russell 2000
®
Index (2,022,053)
(34,133,812) 3/8/2027 Societe Generale (3.99)% Russell 2000
®
Index (18,915,921)
(24,454,766) 3/8/2027 UBS AG (3.94)% Russell 2000
®
Index (1,607,914)
(247,644,674) (26,962,091)
Total Unrealized
Appreciation
168,698
Total Unrealized
Depreciation
(27,130,789)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Investments
Shares Value
Exchange Traded Funds (a) — 55 .0%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $270,125,500) 2,700,000 $ 270,297,000
Principal
Amount
Short-Term Investments — 90 .9%
Repurchase Agreements (d) — 19 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $95,632,971
(Cost $95,604,622) $ 95,604,622
95,604,622
U.S. Treasury Obligations (a) — 71 .5%
U.S. Treasury Bills
3.64%, 3/5/2026 (e) 158,740,000 158,691,783
3.55%, 3/19/2026 (e) 193,350,000 193,018,954
Total U.S. Treasury Obligations
(Cost $351,685,917) 351,710,737
Total Short-Term Investments
(Cost $447,290,539) 447,315,359
Total Investments — 145.9%
(Cost $717,416,039) 717,612,359
Liabilities in excess of other assets — (45.9%) (225,792,312)
Net Assets — 100.0% $ 491,820,047
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $362,817,918.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 270,125,500 – – 171,500 270,297,000 2,700,000 –
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P 500
®
E-Mini Index 157 3/20/2026 U.S. Dollar $ 54,078,650 $ 219,716

ULTRAPRO SHORT S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Swap Agreements
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(175,473,350) 1/12/2027 Bank of America NA (4.34)% S&P 500
®
(33,419,823)
(177,681,470) 3/6/2026 Barclays Bank PLC (4.19)% S&P 500
®
(59,172,246)
(344,398,006) 11/4/2027 BNP Paribas (4.24)% S&P 500
®
(837,738)
(72,702,883) 3/5/2026 Citibank NA (4.14)% S&P 500
®
(45,280,678)
(91,922,474) 1/6/2028 Goldman Sachs International (4.14)% S&P 500
®
(790,204)
(139,084,075) 4/6/2027 J.P. Morgan Securities, LLC (4.09)% S&P 500
®
(52,162,874)
(93,415,190) 1/12/2027
Morgan Stanley & Co.
International plc (3.99)% S&P 500
®
(26,440,447)
(163,765,496) 1/6/2028 Societe Generale (4.34)% S&P 500
®
2,627,446
(162,984,661) 4/7/2026 UBS AG (4.16)% S&P 500
®
(30,233,601)
(1,421,427,605) (245,710,165)
Total Unrealized
Appreciation
2,627,446
Total Unrealized
Depreciation
(248,337,611)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
Investments
Shares Value
Exchange Traded Funds — 74 .8%
ProShares GENIUS Money
Market ETF, 3.50%(a)(b)
(Cost $8,003,200) 80,000 $ 8,008,800
Principal
Amount
Short-Term Investments — 24 .3%
Repurchase Agreements (c) — 24 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,602,866
(Cost $2,602,094) $ 2,602,094
2,602,094
Total Investments — 99.1%
(Cost $10,605,294) 10,610,894
Other assets less liabilities — 0.9% 91,444
Net Assets — 100.0% $ 10,702,338
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of February 28, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 8,003,200 – – 5,600 8,008,800 80,000 –
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 3 6/18/2026 U.S. Dollar $ 341,250 $ (1,599)

ULTRASHORT 7-10 YEAR TREASURY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(6,337,904) 11/4/2026 Bank of America NA (3.15)%
ICE U.S. Treasury 7-10 Year
Bond Index (112,860)
(2,847,196) 11/4/2026 Citibank NA (3.17)%
ICE U.S. Treasury 7-10 Year
Bond Index (51,083)
(4,281,570) 11/4/2026 Goldman Sachs International (3.42)%
ICE U.S. Treasury 7-10 Year
Bond Index (95,476)
(7,632,660) 11/4/2026 Societe Generale (3.36)%
ICE U.S. Treasury 7-10 Year
Bond Index (134,327)
(21,099,330) (393,746)
Total Unrealized
Depreciation
(393,746)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Investments
Shares Value
Exchange Traded Funds (a) — 80 .2%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $185,074,000) 1,850,000 $ 185,203,500
Principal
Amount
Short-Term Investments — 11 .1%
Repurchase Agreements (d) — 11 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $25,523,442
(Cost $25,515,875) $ 25,515,875
25,515,875
Total Investments — 91.3%
(Cost $210,589,875) 210,719,375
Other assets less liabilities — 8.7% 20,149,049
Net Assets — 100.0% $ 230,868,424
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $695,164.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 185,074,000 – – 129,500 185,203,500 1,850,000 –
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Long Bond Futures Contracts 49 6/18/2026 U.S. Dollar $ 5,803,438 $ (41,436)

ULTRASHORT 20+ YEAR TREASURY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Swap Agreements
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(71,431,804) 11/4/2026 Bank of America NA (3.34)%
ICE U.S. Treasury 20+ Year
Bond Index (2,858,160)
(85,627,803) 11/4/2026 Barclays Bank PLC (3.42)%
ICE U.S. Treasury 20+ Year
Bond Index (2,477,788)
(77,857,436) 11/4/2026 Citibank NA (3.19)%
ICE U.S. Treasury 20+ Year
Bond Index (2,785,052)
(74,966,710) 11/4/2026 Goldman Sachs International (3.39)%
ICE U.S. Treasury 20+ Year
Bond Index (2,425,998)
(95,437,375) 11/4/2026
Morgan Stanley & Co.
International plc (3.47)%
ICE U.S. Treasury 20+ Year
Bond Index (2,093,625)
(51,978,495) 11/4/2026 Societe Generale (3.32)%
ICE U.S. Treasury 20+ Year
Bond Index (1,078,480)
(457,299,623) (13,719,103)
Total Unrealized
Depreciation
(13,719,103)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SCC
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .6%
Repurchase Agreements (a) — 91 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,251,775
(Cost $4,250,516) $ 4,250,516
$ 4,250,516
Total Investments — 91.6%
(Cost $4,250,516) 4,250,516
Other assets less liabilities — 8.4% 387,317
Net Assets — 100.0% $ 4,637,833
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,795,815) 3/6/2026 BNP Paribas (4.14)%
S&P Consumer Discretionary
Select Sector Index
c
(312,546)
(949,255) 11/15/2027 Goldman Sachs International (3.89)%
S&P Consumer Discretionary
Select Sector Index
c
22,640
(1,530,142) 11/15/2027 Societe Generale (3.99)%
S&P Consumer Discretionary
Select Sector Index
c
54,023
(3,967,034) 3/8/2027 UBS AG (3.94)%
S&P Consumer Discretionary
Select Sector Index
c
(51,956)
(9,242,246) (287,839)
Total Unrealized
Appreciation
76,663
Total Unrealized
Depreciation
(364,502)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT CONSUMER STAPLES :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SZK
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .2%
Repurchase Agreements (a) — 99 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,767,506
(Cost $2,766,687) $ 2,766,687
$ 2,766,687
Total Investments — 99.2%
(Cost $2,766,687) 2,766,687
Other assets less liabilities — 0.8% 21,527
Net Assets — 100.0% $ 2,788,214
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,392,212) 3/8/2027 Bank of America NA (4.24)%
S&P Consumer Staples Select
Sector Index
c
(101,896)
(1,127,511) 3/8/2027 Goldman Sachs International (3.89)%
S&P Consumer Staples Select
Sector Index
c
(40,686)
(1,801,655) 3/6/2026 Societe Generale (3.94)%
S&P Consumer Staples Select
Sector Index
c
(82,140)
(273,473) 3/6/2026 UBS AG (3.94)%
S&P Consumer Staples Select
Sector Index
c
(35,099)
(5,594,851) (259,821)
Total Unrealized
Depreciation
(259,821)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Investments
Shares Value
Exchange Traded Funds (a) — 50 .3%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $32,012,800) 320,000 $ 32,035,200
Principal
Amount
Short-Term Investments — 37 .9%
Repurchase Agreements (d) — 37 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $24,104,295
(Cost $24,097,149) $ 24,097,149
24,097,149
Total Investments — 88.2%
(Cost $56,109,949) 56,132,349
Other assets less liabilities — 11.8% 7,501,871
Net Assets — 100.0% $ 63,634,220
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $968,865.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 32,012,800 – – 22,400 32,035,200 320,000 –
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 32 3/20/2026 U.S. Dollar $ 7,840,000 $ (13,585)

ULTRASHORT DOW30
~
SM
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Swap Agreements
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(7,640,556) 11/4/2027 Bank of America NA (4.54)%
Dow Jones Industrial
Average
SM
(365,802)
(26,839,900) 11/4/2027 Barclays Bank PLC (4.19)%
Dow Jones Industrial
Average
SM
345,801
(10,089,452) 1/12/2027 BNP Paribas (4.24)%
Dow Jones Industrial
Average
SM
(3,228,553)
(17,485,117) 3/8/2027 Citibank NA (4.39)%
Dow Jones Industrial
Average
SM
(1,293,441)
(18,139,609) 11/6/2026 Goldman Sachs International (4.14)%
Dow Jones Industrial
Average
SM
(1,557,825)
(22,431,887) 11/6/2026 Societe Generale (4.34)%
Dow Jones Industrial
Average
SM
(1,815,839)
(16,769,648) 11/6/2026 UBS AG (4.04)%
Dow Jones Industrial
Average
SM
(1,371,377)
(119,396,169) (9,287,036)
Total Unrealized
Appreciation
345,801
Total Unrealized
Depreciation
(9,632,837)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DUG
::
Investments
Principal
Amount Value
Short-Term Investments — 83 .5%
Repurchase Agreements (a) — 83 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $7,949,354
(Cost $7,946,998) $ 7,946,998
$ 7,946,998
Total Investments — 83.5%
(Cost $7,946,998) 7,946,998
Other assets less liabilities — 16.5% 1,570,932
Net Assets — 100.0% $ 9,517,930
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Energy had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(4,162,579) 3/8/2027 Bank of America NA (4.04)%
S&P Energy Select Sector
Index
c
(1,838,662)
(2,231,667) 3/6/2026 BNP Paribas (4.24)%
S&P Energy Select Sector
Index
c
1,082,492
(3,839,590) 3/8/2027 Goldman Sachs International (3.89)%
S&P Energy Select Sector
Index
c
(1,397,299)
(5,678,053) 3/8/2027 Societe Generale (3.99)%
S&P Energy Select Sector
Index
c
(1,856,206)
(3,123,398) 3/8/2027 UBS AG (3.94)%
S&P Energy Select Sector
Index
c
(1,200,767)
(19,035,287) (5,210,442)
Total Unrealized
Appreciation
1,082,492
Total Unrealized
Depreciation
(6,292,934)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FINANCIALS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
Investments
Principal
Amount Value
Short-Term Investments — 81 .6%
Repurchase Agreements (a) — 81 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $10,402,271
(Cost $10,399,187) $ 10,399,187
$ 10,399,187
Total Investments — 81.6%
(Cost $10,399,187) 10,399,187
Other assets less liabilities — 18.4% 2,337,623
Net Assets — 100.0% $ 12,736,810
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(5,613,468) 11/15/2027 Bank of America NA (4.09)%
S&P Financial Select Sector
Index
c
192,123
(2,625,736) 3/6/2026 Barclays Bank PLC (4.29)%
S&P Financial Select Sector
Index
c
(735,849)
(3,567,432) 3/6/2026 BNP Paribas (4.14)%
S&P Financial Select Sector
Index
c
(654,996)
(5,627,391) 4/15/2027 Citibank NA (4.04)%
S&P Financial Select Sector
Index
c
(601,475)
(3,265,557) 3/8/2027 Goldman Sachs International (3.89)%
S&P Financial Select Sector
Index
c
(423,065)
(1,587,846) 3/6/2026 J.P. Morgan Securities, LLC (4.29)%
S&P Financial Select Sector
Index
c
(562,427)
(1,737,201) 3/6/2026 Societe Generale (3.99)%
S&P Financial Select Sector
Index
c
(1,446,956)
(1,528,990) 3/6/2026 UBS AG (3.94)%
S&P Financial Select Sector
Index
c
(480,445)
(25,553,621) (4,713,090)
Total Unrealized
Appreciation
192,123
Total Unrealized
Depreciation
(4,905,213)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FXP
::
Investments
Principal
Amount Value
Short-Term Investments — 64 .9%
Repurchase Agreements (a) — 64 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,171,613
(Cost $4,170,376) $ 4,170,376
$ 4,170,376
Total Investments — 64.9%
(Cost $4,170,376) 4,170,376
Other assets less liabilities — 35.1% 2,255,539
Net Assets — 100.0% $ 6,425,915
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,574,211) 11/6/2026 Bank of America NA (2.94)% iShares
®
China Large-Cap ETF
c
11,874
(1,098,354) 11/6/2026 Citibank NA (1.09)% iShares
®
China Large-Cap ETF
c
103,283
(1,954,964) 11/6/2026 Goldman Sachs International (3.14)% iShares
®
China Large-Cap ETF
c
413,359
(2,191,452) 11/6/2026 Societe Generale (3.49)% iShares
®
China Large-Cap ETF
c
(511,931)
(4,979,378) 3/6/2026 UBS AG (3.74)% iShares
®
China Large-Cap ETF
c
(813,600)
(12,798,359) (797,015)
Total Unrealized
Appreciation
528,516
Total Unrealized
Depreciation
(1,325,531)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT FTSE EUROPE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EPV
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .0%
Repurchase Agreements (a) — 87 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $8,347,377
(Cost $8,344,905) $ 8,344,905
$ 8,344,905
Total Investments — 87.0%
(Cost $8,344,905) 8,344,905
Other assets less liabilities — 13.0% 1,248,224
Net Assets — 100.0% $ 9,593,129
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,737,963) 11/6/2026 Citibank NA (3.04)%
Vanguard
®
FTSE Europe ETF
Shares
c
(804,079)
(6,129,951) 11/6/2026 Goldman Sachs International (3.14)%
Vanguard
®
FTSE Europe ETF
Shares
c
(2,503,588)
(7,348,628) 11/6/2026 Societe Generale (2.84)%
Vanguard
®
FTSE Europe ETF
Shares
c
(2,245,034)
(2,888,584) 11/6/2026 UBS AG (2.39)%
Vanguard
®
FTSE Europe ETF
Shares
c
(308,970)
(19,105,126) (5,861,671)
Total Unrealized
Depreciation
(5,861,671)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXD
::
Investments
Principal
Amount Value
Short-Term Investments — 92 .4%
Repurchase Agreements (a) — 92 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,582,861
(Cost $1,582,392) $ 1,582,392
$ 1,582,392
Total Investments — 92.4%
(Cost $1,582,392) 1,582,392
Other assets less liabilities — 7.6% 130,099
Net Assets — 100.0% $ 1,712,491
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(355,630) 3/8/2027 Bank of America NA (4.29)%
S&P Health Care Select Sector
Index
c
33,870
(352,397) 3/6/2026 BNP Paribas (4.24)%
S&P Health Care Select Sector
Index
c
68,464
(436,455) 4/15/2027 Citibank NA (4.09)%
S&P Health Care Select Sector
Index
c
(77,379)
(1,721,573) 3/8/2027 Goldman Sachs International (3.89)%
S&P Health Care Select Sector
Index
c
(128,895)
(281,271) 11/15/2027 Societe Generale (3.94)%
S&P Health Care Select Sector
Index
c
(21,975)
(282,887) 3/6/2026 UBS AG (3.64)%
S&P Health Care Select Sector
Index
c
(61,665)
(3,430,213) (187,580)
Total Unrealized
Appreciation
102,334
Total Unrealized
Depreciation
(289,914)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT INDUSTRIALS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SIJ
::
Investments
Principal
Amount Value
Short-Term Investments — 114 .2%
Repurchase Agreements (a) — 114 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $5,057,999
(Cost $5,056,500) $ 5,056,500
$ 5,056,500
Total Investments — 114.2%
(Cost $5,056,500) 5,056,500
Liabilities in excess of other assets — (14.2%) (628,261)
Net Assets — 100.0% $ 4,428,239
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(4,163,565) 11/15/2027 Bank of America NA (4.29)%
S&P Industrials Select Sector
Index
c
(129,096)
(2,866,132) 11/15/2027 BNP Paribas (4.24)%
S&P Industrials Select Sector
Index
c
(91,868)
(385,482) 3/8/2027 Goldman Sachs International (3.89)%
S&P Industrials Select Sector
Index
c
(210,074)
(412,252) 3/6/2026 Societe Generale (3.99)%
S&P Industrials Select Sector
Index
c
(170,221)
(1,060,076) 3/8/2027 UBS AG (3.94)%
S&P Industrials Select Sector
Index
c
(210,838)
(8,887,507) (812,097)
Total Unrealized
Depreciation
(812,097)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMN
::
Investments
Principal
Amount Value
Short-Term Investments — 119 .4%
Repurchase Agreements (a) — 119 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,750,280
(Cost $1,749,761) $ 1,749,761
$ 1,749,761
Total Investments — 119.4%
(Cost $1,749,761) 1,749,761
Liabilities in excess of other assets — (19.4%) (284,574)
Net Assets — 100.0% $ 1,465,187
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Materials had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(951,015) 3/8/2027 Bank of America NA (3.94)%
S&P Materials Select Sector
Index
c
(106,692)
(1,168,649) 3/6/2026 BNP Paribas (4.24)%
S&P Materials Select Sector
Index
c
(115,193)
(260,707) 3/8/2027 Goldman Sachs International (3.89)%
S&P Materials Select Sector
Index
c
(53,621)
(286,778) 3/8/2027 Societe Generale (3.99)%
S&P Materials Select Sector
Index
c
(98,538)
(269,775) 3/8/2027 UBS AG (3.94)%
S&P Materials Select Sector
Index
c
(78,396)
(2,936,924) (452,440)
Total Unrealized
Depreciation
(452,440)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MIDCAP400 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 130 .5%
Repurchase Agreements (a) — 130 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,007,194
(Cost $1,006,897) $ 1,006,897
$ 1,006,897
Total Investments — 130.5%
(Cost $1,006,897) 1,006,897
Liabilities in excess of other assets — (30.5%) (235,215)
Net Assets — 100.0% $ 771,682
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(622,097) 3/8/2027 Bank of America NA (4.39)% S&P MidCap 400
®
(228,575)
(518,414) 11/8/2027 BNP Paribas (4.09)% S&P MidCap 400
®
(16,737)
(200,215) 11/4/2027 Citibank NA (3.99)% S&P MidCap 400
®
(42,746)
(203,791) 11/6/2026 Societe Generale (3.89)% S&P MidCap 400
®
(57,545)
(1,544,517) (345,603)
Total Unrealized
Depreciation
(345,603)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BZQ
::
Investments
Principal
Amount Value
Short-Term Investments — 77 .8%
Repurchase Agreements (a) — 77 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $3,580,143
(Cost $3,579,082) $ 3,579,082
$ 3,579,082
Total Investments — 77.8%
(Cost $3,579,082) 3,579,082
Other assets less liabilities — 22.2% 1,019,835
Net Assets — 100.0% $ 4,598,917
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,534,306) 11/6/2026 Bank of America NA (2.84)%
iShares
®
MSCI Brazil Capped
ETF
c
(1,357,220)
(406,056) 11/6/2026 Citibank NA (3.64)%
iShares
®
MSCI Brazil Capped
ETF
c
(147,741)
(1,893,408) 11/6/2026 Goldman Sachs International (3.14)%
iShares
®
MSCI Brazil Capped
ETF
c
(1,275,443)
(1,175,586) 11/6/2026 Societe Generale (3.04)%
iShares
®
MSCI Brazil Capped
ETF
c
(490,243)
(4,203,519) 11/6/2026 UBS AG (3.54)%
iShares
®
MSCI Brazil Capped
ETF
c
(1,112,512)
(9,212,875) (4,383,159)
Total Unrealized
Depreciation
(4,383,159)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EAFE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFU
::
Investments
Principal
Amount Value
Short-Term Investments — 83 .2%
Repurchase Agreements (a) — 83 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $745,810
(Cost $745,588) $ 745,588
$ 745,588
Total Investments — 83.2%
(Cost $745,588) 745,588
Other assets less liabilities — 16.8% 150,466
Net Assets — 100.0% $ 896,054
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(129,052) 11/6/2026 Citibank NA (3.44)% iShares
®
MSCI EAFE ETF
c
(63,935)
(271,455) 11/6/2026 Goldman Sachs International (3.49)% iShares
®
MSCI EAFE ETF
c
(23,505)
(792,114) 11/6/2026 Societe Generale (3.14)% iShares
®
MSCI EAFE ETF
c
(474,042)
(594,086) 11/6/2026 UBS AG (3.54)% iShares
®
MSCI EAFE ETF
c
(76,629)
(1,786,707) (638,111)
Total Unrealized
Depreciation
(638,111)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EEV
::
Investments
Principal
Amount Value
Short-Term Investments — 95 .3%
Repurchase Agreements (a) — 95 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,383,962
(Cost $2,383,255) $ 2,383,255
$ 2,383,255
Total Investments — 95.3%
(Cost $2,383,255) 2,383,255
Other assets less liabilities — 4.7% 117,359
Net Assets — 100.0% $ 2,500,614
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,100,963) 11/6/2026 Citibank NA (3.29)%
iShares
®
MSCI Emerging
Markets ETF
c
(323,200)
(857,466) 11/6/2026 Goldman Sachs International (3.29)%
iShares
®
MSCI Emerging
Markets ETF
c
(152,330)
(1,272,535) 11/6/2026 Societe Generale (3.39)%
iShares
®
MSCI Emerging
Markets ETF
c
(490,857)
(772,061) 11/6/2026 UBS AG (3.54)%
iShares
®
MSCI Emerging
Markets ETF
c
(351,183)
(5,003,025) (1,317,570)
Total Unrealized
Depreciation
(1,317,570)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI JAPAN :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EWV
::
Investments
Principal
Amount Value
Short-Term Investments — 84 .7%
Repurchase Agreements (a) — 84 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $7,524,404
(Cost $7,522,173) $ 7,522,173
$ 7,522,173
Total Investments — 84.7%
(Cost $7,522,173) 7,522,173
Other assets less liabilities — 15.3% 1,361,769
Net Assets — 100.0% $ 8,883,942
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(3,909,334) 11/6/2026 Bank of America NA (3.84)% iShares
®
MSCI Japan ETF
c
(1,204,822)
(7,517,552) 11/6/2026 Societe Generale (3.24)% iShares
®
MSCI Japan ETF
c
(992,320)
(6,342,505) 11/6/2026 UBS AG (3.64)% iShares
®
MSCI Japan ETF
c
(893,868)
(17,769,391) (3,091,010)
Total Unrealized
Depreciation
(3,091,010)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIS
::
Investments
Principal
Amount Value
Short-Term Investments — 109 .1%
Repurchase Agreements (a) — 109 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,580,227
(Cost $2,579,465) $ 2,579,465
$ 2,579,465
Total Investments — 109.1%
(Cost $2,579,465) 2,579,465
Liabilities in excess of other assets — (9.1%) (214,512)
Net Assets — 100.0% $ 2,364,953
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(743,081) 3/8/2027 Bank of America NA (4.24)% Nasdaq Biotechnology Index
®
(397,723)
(1,087,436) 11/15/2027 BNP Paribas (3.89)% Nasdaq Biotechnology Index
®
(212,123)
(1,075,353) 3/8/2027 Citibank NA (3.24)% Nasdaq Biotechnology Index
®
(271,091)
(882,031) 11/6/2026 Societe Generale (3.94)% Nasdaq Biotechnology Index
®
(81,615)
(948,486) 11/15/2027 UBS AG (3.64)% Nasdaq Biotechnology Index
®
(104,714)
(4,736,387) (1,067,266)
Total Unrealized
Depreciation
(1,067,266)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT QQQ
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Investments
Shares Value
Exchange Traded Funds (a) — 76 .5%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $210,084,000) 2,100,000 $ 210,231,000
Principal
Amount
Short-Term Investments — 77 .3%
Repurchase Agreements (d) — 26 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $72,874,473
(Cost $72,852,871) $ 72,852,871
72,852,871
U.S. Treasury Obligations (a) — 50 .8%
U.S. Treasury Bills
3.54%, 3/3/2026 (e) 2,490,000 2,489,751
3.66%, 3/5/2026 (e) 63,000,000 62,980,864
3.58%, 3/10/2026 (e) 66,000,000 65,946,882
3.53%, 3/19/2026 (e) 8,000,000 7,986,303
Total U.S. Treasury Obligations
(Cost $139,391,303) 139,403,800
Total Short-Term Investments
(Cost $212,244,174) 212,256,671
Total Investments — 153.8%
(Cost $422,328,174) 422,487,671
Liabilities in excess of other assets — (53.8%) (147,861,650)
Net Assets — 100.0% $ 274,626,021
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $152,460,026.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 210,084,000 – – 147,000 210,231,000 2,100,000 –
Futures Contracts Sold
UltraShort QQQ
®
had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq-100 E-Mini Index 47 3/20/2026 U.S. Dollar $ 23,504,465 $ 433,666
Swap Agreements
UltraShort QQQ
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(30,476,209) 1/6/2028 Bank of America NA (4.49)% Nasdaq-100 Index
®
2,904,043

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation/
(Depreciation)
($)
(58,780,894) 11/4/2027 Barclays Bank PLC (4.19)% Nasdaq-100 Index
®
268,693
(68,390,510) 1/6/2028 BNP Paribas (4.34)% Nasdaq-100 Index
®
1,843,219
(70,312,433) 3/5/2026 Citibank NA (4.49)% Nasdaq-100 Index
®
(20,182,637)
(34,394,935) 11/6/2026 Goldman Sachs International (4.14)% Nasdaq-100 Index
®
(5,878,649)
(34,894,136) 4/6/2027 J.P. Morgan Securities, LLC (4.19)% Nasdaq-100 Index
®
(24,622,804)
(28,729,006) 1/12/2027
Morgan Stanley & Co.
International plc (3.99)% Nasdaq-100 Index
®
(4,381,027)
(80,196,608) 4/6/2027
Nomura Global Financial
Products Inc. (4.34)% Nasdaq-100 Index
®
(19,522,613)
(76,352,762) 3/6/2026 Societe Generale (4.44)% Nasdaq-100 Index
®
(13,421,169)
(43,224,275) 3/6/2026 UBS AG (4.16)% Nasdaq-100 Index
®
(21,776,490)
(525,751,768) (104,769,434)
Total Unrealized
Appreciation
5,015,955
Total Unrealized
Depreciation
(109,785,389)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT QQQ MEGA :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQDN
::
Investments
Principal
Amount Value
Short-Term Investments — 61 .0%
Repurchase Agreements (a) — 61 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $907,052
(Cost $906,783) $ 906,783
$ 906,783
Total Investments — 61.0%
(Cost $906,783) 906,783
Other assets less liabilities — 39.0% 579,442
Net Assets — 100.0% $ 1,486,225
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort QQQ Mega had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,720,813) 3/8/2027 Bank of America NA (4.54)% Nasdaq-100 Mega Index 79,514
(980,767) 3/8/2027 Barclays Bank PLC (4.22)% Nasdaq-100 Mega Index (184,272)
(270,984) 1/12/2027 Goldman Sachs International (4.14)% Nasdaq-100 Mega Index (128,048)
(2,972,564) (232,806)
Total Unrealized
Appreciation
79,514
Total Unrealized
Depreciation
(312,320)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
Investments
Shares Value
Exchange Traded Funds (a) — 68 .3%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $12,004,800) 120,000 $ 12,013,200
Principal
Amount
Short-Term Investments — 19 .1%
Repurchase Agreements (d) — 19 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $3,355,582
(Cost $3,354,587) $ 3,354,587
3,354,587
Total Investments — 87.4%
(Cost $15,359,387) 15,367,787
Other assets less liabilities — 12.6% 2,222,623
Net Assets — 100.0% $ 17,590,410
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,903.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 12,004,800 – – 8,400 12,013,200 120,000 –

ULTRASHORT REAL ESTATE :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(5,467,344) 3/8/2027 Bank of America NA (4.14)%
S&P Real Estate Select Sector
Index
c
(156,118)
(8,240,104) 3/6/2026 BNP Paribas (4.14)%
S&P Real Estate Select Sector
Index
c
(2,397,584)
(5,581,700) 4/15/2027 Citibank NA (4.09)%
S&P Real Estate Select Sector
Index
c
(612,258)
(5,506,325) 3/8/2027 Goldman Sachs International (3.89)%
S&P Real Estate Select Sector
Index
c
(336,226)
(4,050,491) 3/8/2027 Societe Generale (3.94)%
S&P Real Estate Select Sector
Index
c
(959,419)
(6,471,568) 3/8/2027 UBS AG (3.94)%
S&P Real Estate Select Sector
Index
c
56,148
(35,317,532) (4,405,457)
Total Unrealized
Appreciation
56,148
Total Unrealized
Depreciation
(4,461,605)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
Investments
Shares Value
Exchange Traded Funds (a) — 50 .6%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $28,011,200) 280,000 $ 28,030,800
Principal
Amount
Short-Term Investments — 37 .6%
Repurchase Agreements (d) — 37 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $20,843,931
(Cost $20,837,752) $ 20,837,752
20,837,752
Total Investments — 88.2%
(Cost $48,848,952) 48,868,552
Other assets less liabilities — 11.8% 6,518,847
Net Assets — 100.0% $ 55,387,399
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $765,641.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 28,011,200 – – 19,600 28,030,800 280,000 –
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000
®
E-mini Index 37 3/20/2026 U.S. Dollar $ 4,874,195 $ 51,595
Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(10,542,602) 11/4/2027 Bank of America NA (4.04)% Russell 2000
®
Index (687,324)
(14,899,157) 11/4/2027 Barclays Bank PLC (4.09)% Russell 2000
®
Index (973,933)
(11,758,752) 1/12/2027 BNP Paribas (4.04)% Russell 2000
®
Index (2,349,314)
(13,111,785) 3/8/2027 Citibank NA (3.89)% Russell 2000
®
Index (3,770,773)
(24,175,594) 11/6/2026 Goldman Sachs International (3.79)% Russell 2000
®
Index (494,212)
(14,169,994) 11/4/2027 Societe Generale (3.99)% Russell 2000
®
Index (1,607,512)
(17,244,209) 11/6/2026 UBS AG (3.94)% Russell 2000
®
Index (1,751,495)
(105,902,093) (11,634,563)
Total Unrealized
Depreciation
(11,634,563)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

ULTRASHORT RUSSELL2000 :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Investments
Shares Value
Exchange Traded Funds (a) — 69 .0%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $250,100,000) 2,500,000 $ 250,275,000
Principal
Amount
Short-Term Investments — 66 .6%
Repurchase Agreements (d) — 20 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $74,875,419
(Cost $74,853,224) $ 74,853,224
74,853,224
U.S. Treasury Obligations (a) — 46 .0%
U.S. Treasury Bills
3.54%, 3/3/2026 (e) 22,240,000 22,237,775
3.66%, 3/5/2026 (e) 97,000,000 96,970,536
3.58%, 3/10/2026 (e) 47,500,000 47,461,772
Total U.S. Treasury Obligations
(Cost $166,654,264) 166,670,083
Total Short-Term Investments
(Cost $241,507,488) 241,523,307
Total Investments — 135.6%
(Cost $491,607,488) 491,798,307
Liabilities in excess of other assets — (35.6%) (129,219,183)
Net Assets — 100.0% $ 362,579,124
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $174,474,018.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of February 28, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 250,100,000 – – 175,000 250,275,000 2,500,000 –
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of February 28, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
E-Mini S&P 500 Futures Contracts 112 3/20/2026 U.S. Dollar $ 38,578,400 $ 172,124

ULTRASHORT S&P500
®
:: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Swap Agreements
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(78,976,421) 3/8/2027 Bank of America NA (4.34)% S&P 500
®
(21,873,156)
(68,039,002) 3/6/2026 Barclays Bank PLC (4.19)% S&P 500
®
(23,195,653)
(98,230,407) 1/12/2027 BNP Paribas (4.24)% S&P 500
®
(13,669,559)
(127,775,196) 3/5/2026 Citibank NA (4.14)% S&P 500
®
(28,557,759)
(83,674,696) 1/6/2028 Goldman Sachs International (4.14)% S&P 500
®
745,017
(54,350,031) 4/6/2027 J.P. Morgan Securities, LLC (4.09)% S&P 500
®
(30,633,470)
(53,084,317) 1/12/2027
Morgan Stanley & Co.
International plc (3.99)% S&P 500
®
(13,773,903)
(33,438,236) 1/6/2028 Societe Generale (4.34)% S&P 500
®
975,543
(89,024,126) 4/7/2026 UBS AG (4.16)% S&P 500
®
(18,008,815)
(686,592,432) (147,991,755)
Total Unrealized
Appreciation
1,720,560
Total Unrealized
Depreciation
(149,712,315)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Investments
Shares Value
Exchange Traded Funds (a) — 53 .4%
ProShares GENIUS Money
Market ETF, 3.50%(b)(c)
(Cost $10,004,000) 100,000 $ 10,011,000
Principal
Amount
Short-Term Investments — 40 .6%
Repurchase Agreements (d) — 40 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $7,613,190
(Cost $7,610,932) $ 7,610,932
7,610,932
Total Investments — 94.0%
(Cost $17,614,932) 17,621,932
Other assets less liabilities — 6.0% 1,124,432
Net Assets — 100.0% $ 18,746,364
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $147,462.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of February 28, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
February 28,
2026
($)
Shares held
at February
28, 2026
Income
($)
ProShares
GENIUS Money
Market ETF — 10,004,000 – – 7,000 10,011,000 100,000 –
Swap Agreements
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(4,578,526) 11/15/2027 Bank of America NA (4.34)%
Dow Jones U.S.
Semiconductors
SM
Index
c
195,884
(5,183,237) 11/15/2027 Barclays Bank PLC (4.29)%
Dow Jones U.S.
Semiconductors
SM
Index
c
7,505
(5,499,990) 3/6/2026 BNP Paribas (4.14)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,228,471)
(4,031,406) 4/15/2027 Citibank NA (4.49)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,134,977)
(2,562,823) 3/6/2026 Goldman Sachs International (3.89)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(2,099,969)
(7,371,715) 3/8/2027 J.P. Morgan Securities, LLC (4.19)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(380,342)
(1,929,316) 3/8/2027
Morgan Stanley & Co.
International plc (3.99)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,052,522)
(2,188,478) 11/15/2027 Societe Generale (4.19)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(114,462)

ULTRASHORT SEMICONDUCTORS :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation/
(Depreciation)
($)
(4,261,772) 11/15/2027 UBS AG (3.94)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(439,832)
(37,607,263) (6,247,186)
Total Unrealized
Appreciation
203,389
Total Unrealized
Depreciation
(6,450,575)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDD
::
Investments
Principal
Amount Value
Short-Term Investments — 71 .6%
Repurchase Agreements (a) — 71 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $954,120
(Cost $953,836) $ 953,836
$ 953,836
Total Investments — 71.6%
(Cost $953,836) 953,836
Other assets less liabilities — 28.4% 378,556
Net Assets — 100.0% $ 1,332,392
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,005,484) 11/4/2027 Bank of America NA (4.14)% S&P SmallCap 600
®
(29,346)
(671,904) 3/8/2027 Societe Generale (3.69)% S&P SmallCap 600
®
(271,855)
(986,513) 12/8/2026 UBS AG (3.94)% S&P SmallCap 600
®
(382,678)
(2,663,901) (683,879)
Total Unrealized
Depreciation
(683,879)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT TECHNOLOGY :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REW
::
Investments
Principal
Amount Value
Short-Term Investments — 80 .1%
Repurchase Agreements (a) — 80 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $4,379,367
(Cost $4,378,069) $ 4,378,069
$ 4,378,069
Total Investments — 80.1%
(Cost $4,378,069) 4,378,069
Other assets less liabilities — 19.9% 1,086,339
Net Assets — 100.0% $ 5,464,408
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,198,613) 3/8/2027 Bank of America NA (4.37)%
S&P Technology Select Sector
Index
c
(247,841)
(997,447) 3/6/2026 Barclays Bank PLC (4.24)%
S&P Technology Select Sector
Index
c
(124,974)
(961,126) 3/6/2026 BNP Paribas (4.14)%
S&P Technology Select Sector
Index
c
(583,070)
(678,935) 4/15/2027 Citibank NA (4.09)%
S&P Technology Select Sector
Index
c
(455,198)
(4,702,252) 3/8/2027 Goldman Sachs International (3.89)%
S&P Technology Select Sector
Index
c
(587,717)
(930,392) 4/15/2027 J.P. Morgan Securities, LLC (4.14)%
S&P Technology Select Sector
Index
c
(653,753)
(623,055) 11/15/2027 Societe Generale (4.04)%
S&P Technology Select Sector
Index
c
33,154
(835,397) 3/6/2026 UBS AG (3.94)%
S&P Technology Select Sector
Index
c
(535,699)
(10,927,217) (3,155,098)
Total Unrealized
Appreciation
33,154
Total Unrealized
Depreciation
(3,188,252)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2026 (Unaudited) :: ULTRASHORT UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDP
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .8%
Repurchase Agreements (a) — 87 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,521,185
(Cost $2,520,438) $ 2,520,438
$ 2,520,438
Total Investments — 87.8%
(Cost $2,520,438) 2,520,438
Other assets less liabilities — 12.2% 350,534
Net Assets — 100.0% $ 2,870,972
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,857,280) 3/8/2027 Bank of America NA (4.29)%
S&P Utilities Select Sector
Index
c
(482,731)
(1,207,376) 4/15/2027 Goldman Sachs International (3.89)%
S&P Utilities Select Sector
Index
c
(369,060)
(1,543,400) 3/6/2026 Societe Generale (3.99)%
S&P Utilities Select Sector
Index
c
(245,842)
(1,145,756) 3/8/2027 UBS AG (3.84)%
S&P Utilities Select Sector
Index
c
(152,834)
(5,753,812) (1,250,467)
Total Unrealized
Depreciation
(1,250,467)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

214 :: FEBRUARY 28, 2026 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On February 28, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.67%,
dated
2/27/2026
due
3/2/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
2/27/2026
due
3/2/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
2/27/2026
due
3/2/2026
(c)
BNP Paribas
Securities
Corp., 3.25%,
dated
2/27/2026
due
3/2/2026
(d)
BNP Paribas
Securities
Corp., 3.40%,
dated
2/27/2026
due
3/2/2026
(e)
BNP Paribas
Securities
Corp., 3.66%,
dated
2/27/2026
due
3/2/2026
(f)
CF Secured
LLC, 3.65%,
dated
2/27/2026
due
3/2/2026
(g)
Natixis New
York Branch,
3.52%,
dated
2/27/2026
due
3/2/2026
(h)
Natixis New
York Branch,
3.66%,
dated
2/27/2026
due
3/2/2026
(i)
Total
Short 7-10 Year Treasury $ 173,363
$ 115,574 $ 57,788 $ 115,575 $ 288,938 $ 288,938 $ 583,044 $ 144,469 $ 173,363 $ 1,941,052
Short 20+ Year Treasury 825,918
550,612 275,306 550,612 1,376,530 1,376,529 2,777,684 688,265 825,918 9,247,374
Short Dow30
SM
...
1,956,321
1,304,214 652,106 1,304,214 3,260,534 3,260,534 6,579,399 1,630,267 1,956,320 21,903,909
Short Financials
..
995,654
663,769 331,886 663,769 1,659,423 1,659,423 3,348,533 829,712 995,654 11,147,823
Short FTSE China 50 179,373
119,582 59,791 119,582 298,955 298,955 603,259 149,478 179,373 2,008,348
Short High Yield
..
526,221
350,814 175,408 350,815 877,035 877,035 1,769,761 438,518 526,221 5,891,828
Short MidCap400
.
291,602
194,401 97,201 194,401 486,003 486,003 980,699 243,001 291,602 3,264,913
Short MSCI EAFE
.
687,565
458,377 229,188 458,377 1,145,942 1,145,942 2,312,384 572,971 687,565 7,698,311
Short MSCI Emerging
Markets
.....
760,040
506,693 253,346 506,692 1,266,733 1,266,733 2,556,128 633,366 760,040 8,509,771
Short QQQ
®
.....
3,327,769
2,218,512 1,109,256 2,218,512 5,546,281 5,546,281 11,191,783 2,773,141 3,327,769 37,259,304
Short Real Estate
..
852,429
568,286 284,143 568,286 1,420,714 1,420,714 2,866,845 710,357 852,429 9,544,203
Short Russell2000
.
1,854,107
1,236,071 618,035 1,236,071 3,090,178 3,090,178 6,235,637 1,545,089 1,854,107 20,759,473
Short S&P500
®
...
7,971,218
5,314,145 2,657,072 5,314,145 13,285,363 13,285,363 26,808,397 6,642,682 7,971,218 89,249,603
Short SmallCap600 378,974
252,649 126,326 252,649 631,624 631,624 1,274,547 315,812 378,974 4,243,179
Ultra 7-10 Year Treasury 467,491
311,660 155,830 311,659 779,151 779,151 1,572,241 389,575 467,491 5,234,249
Ultra 20+ Year Treasury 1,119,832
746,554 373,278 746,554 1,866,386 1,866,386 3,766,161 933,194 1,119,832 12,538,177
Ultra Communication
Services
.....
150,241
100,161 50,081 100,161 250,402 250,402 505,283 125,201 150,241 1,682,173
Ultra Consumer
Discretionary
...
208,569
139,046 69,522 139,045 347,614 347,614 701,448 173,807 208,569 2,335,234
Ultra Consumer Staples 126,352
84,235 42,118 84,236 210,587 210,587 424,942 105,294 126,352 1,414,703
Ultra Dow30
SM
...
2,362,230
1,574,820 787,411 1,574,820 3,937,050 3,937,050 7,944,534 1,968,525 2,362,230 26,448,670
Ultra Energy
.....
1,158,717
772,478 386,240 772,478 1,931,195 1,931,195 3,896,939 965,598 1,158,717 12,973,557
Ultra Financials
...
956,359
637,573 318,785 637,572 1,593,932 1,593,932 3,216,378 796,966 956,359 10,707,856
Ultra FTSE China 50 176,084
117,389 58,695 117,389 293,472 293,473 592,196 146,736 176,084 1,971,518
Ultra FTSE Europe
.
593,104
395,402 197,702 395,402 988,506 988,506 1,994,696 494,253 593,104 6,640,675
Ultra Health Care
..
422,967
281,978 140,990 281,978 704,945 704,945 1,422,502 352,473 422,967 4,735,745
Ultra High Yield
...
403,134
268,756 134,378 268,756 671,891 671,891 1,355,802 335,945 403,135 4,513,688
Ultra Industrials
...
92,037
61,358 30,679 61,358 153,396 153,396 309,536 76,698 92,037 1,030,495
Ultra Materials
...
170,168
113,446 56,722 113,446 283,614 283,614 572,302 141,807 170,168 1,905,287

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: FEBRUARY 28, 2026 (Unaudited) :: 215
PROSHARES TRUST
Fund Name
Bank of
America
Securities,
Inc., 3.67%,
dated
2/27/2026
due
3/2/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
2/27/2026
due
3/2/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
2/27/2026
due
3/2/2026
(c)
BNP Paribas
Securities
Corp., 3.25%,
dated
2/27/2026
due
3/2/2026
(d)
BNP Paribas
Securities
Corp., 3.40%,
dated
2/27/2026
due
3/2/2026
(e)
BNP Paribas
Securities
Corp., 3.66%,
dated
2/27/2026
due
3/2/2026
(f)
CF Secured
LLC, 3.65%,
dated
2/27/2026
due
3/2/2026
(g)
Natixis New
York Branch,
3.52%,
dated
2/27/2026
due
3/2/2026
(h)
Natixis New
York Branch,
3.66%,
dated
2/27/2026
due
3/2/2026
(i)
Total
Ultra MidCap400
..
$ 913,885
$ 609,257 $ 304,627 $ 609,257 $ 1,523,142 $ 1,523,142 $ 3,073,531 $ 761,571 $ 913,885 $ 10,232,297
Ultra MSCI Brazil Capped 122,726
81,818 40,909 81,818 204,544 204,544 412,748 102,272 122,726 1,374,105
Ultra MSCI EAFE
..
266,320
177,547 88,773 177,547 443,867 443,867 895,674 221,935 266,320 2,981,850
Ultra MSCI Emerging
Markets
.....
466,550
311,033 155,517 311,033 777,583 777,583 1,569,077 388,792 466,550 5,223,718
Ultra MSCI Japan
.
404,838
269,892 134,946 269,892 674,730 674,730 1,361,531 337,366 404,838 4,532,763
Ultra Nasdaq
Biotechnology
..
466,185
310,790 155,395 310,790 776,976 776,976 1,567,851 388,488 466,185 5,219,636
Ultra Nasdaq Cloud
Computing
....
26,002
17,335 8,669 17,335 43,337 43,337 87,450 21,669 26,002 291,136
Ultra Nasdaq
Cybersecurity
..
315,826
210,551 105,274 210,550 526,377 526,377 1,062,171 263,188 315,826 3,536,140
Ultra QQQ
®
.....
22,633,135
15,088,757 7,544,378 15,088,757 37,721,892 37,721,892 76,118,616 18,860,946 22,633,135 253,411,508
Ultra QQQ Mega
..
612,892
408,594 204,297 408,594 1,021,486 1,021,486 2,061,245 510,743 612,892 6,862,229
Ultra QQQ Top 30
.
253,637
169,091 84,547 169,091 422,729 422,729 853,019 211,364 253,637 2,839,844
Ultra Real Estate
..
819,050
546,034 273,018 546,034 1,365,084 1,365,084 2,754,588 682,542 819,050 9,170,484
Ultra Russell2000
..
3,177,183
2,118,122 1,059,061 2,118,122 5,295,304 5,295,304 10,685,340 2,647,652 3,177,183 35,573,271
Ultra S&P500
®
...
11,058,249
7,372,166 3,686,082 7,372,166 18,430,415 18,430,415 37,190,543 9,215,207 11,058,249 123,813,492
Ultra S&P 500 Equal
Weight
......
219,794
146,529 73,265 146,529 366,323 366,323 739,198 183,161 219,794 2,460,916
Ultra Semiconductors 7,454,146
4,969,431 2,484,715 4,969,431 12,423,577 12,423,577 25,069,407 6,211,788 7,454,146 83,460,218
Ultra SmallCap600
.
432,636
288,424 144,213 288,424 721,060 721,060 1,455,021 360,530 432,636 4,844,004
Ultra Technology
..
1,478,910
985,940 492,969 985,940 2,464,850 2,464,850 4,973,795 1,232,425 1,478,910 16,558,589
Ultra Utilities
....
5,179
3,453 1,725 3,453 8,631 8,631 17,417 4,316 5,179 57,984
UltraPro Dow30
SM
.
3,701,555
2,467,703 1,233,852 2,467,703 6,169,258 6,169,258 12,448,882 3,084,629 3,701,555 41,444,395
UltraPro MidCap400 174,867
116,578 58,290 116,578 291,445 291,445 588,104 145,723 174,867 1,957,897
UltraPro QQQ
®
...
111,300,759
74,200,506 37,100,254 74,200,506 185,501,265 185,501,265 374,321,083 92,750,633 111,300,759 1,246,177,030
UltraPro Russell2000 2,261,673
1,507,782 753,891 1,507,782 3,769,455 3,769,455 7,606,345 1,884,728 2,261,673 25,322,784
UltraPro S&P500
®
.
9,567,477
6,378,318 3,189,159 6,378,318 15,945,794 15,945,794 32,176,854 7,972,897 9,567,477 107,122,088
UltraPro Short 20+ Year
Treasury
.....
303,861
202,574 101,287 202,574 506,435 506,435 1,021,930 253,217 303,861 3,402,174
UltraPro Short Dow30
SM
1,716,167
1,144,111 572,056 1,144,111 2,860,278 2,860,278 5,771,726 1,430,139 1,716,167 19,215,033
UltraPro Short MidCap400 162,315
108,211 54,105 108,211 270,527 270,527 545,893 135,263 162,316 1,817,368
UltraPro Short QQQ
®
8,063,376
5,375,584 2,687,792 5,375,584 13,438,959 13,438,958 27,118,337 6,719,480 8,063,376 90,281,446
UltraPro Short
Russell2000
...
1,430,000
953,333 476,667 953,333 2,383,333 2,383,333 4,809,305 1,191,667 1,430,000 16,010,971
UltraPro Short S&P500
®
8,538,808
5,692,539 2,846,270 5,692,540 14,231,348 14,231,347 28,717,288 7,115,674 8,538,808 95,604,622
UltraShort 7-10 Year
Treasury
.....
232,403
154,935 77,467 154,935 387,338 387,338 781,606 193,669 232,403 2,602,094
UltraShort 20+ Year
Treasury
.....
2,278,919
1,519,279 759,639 1,519,279 3,798,198 3,798,198 7,664,345 1,899,099 2,278,919 25,515,875
UltraShort Consumer
Discretionary
...
379,630
253,086 126,542 253,086 632,716 632,716 1,276,752 316,358 379,630 4,250,516
UltraShort Consumer
Staples
......
247,103
164,736 82,367 164,736 411,839 411,839 831,045 205,919 247,103 2,766,687
UltraShort Dow30
SM
2,152,207
1,434,805 717,401 1,434,804 3,587,012 3,587,012 7,238,195 1,793,506 2,152,207 24,097,149
UltraShort Energy
.
709,776
473,184 236,592 473,184 1,182,961 1,182,961 2,387,084 591,480 709,776 7,946,998
UltraShort Financials 928,791
619,194 309,596 619,194 1,547,984 1,547,984 3,123,661 773,992 928,791 10,399,187
UltraShort FTSE China 50 372,472
248,315 124,156 248,315 620,787 620,787 1,252,679 310,393 372,472 4,170,376
UltraShort FTSE Europe 745,315
496,877 248,438 496,876 1,242,191 1,242,192 2,506,605 621,096 745,315 8,344,905
UltraShort Health Care 141,329
94,220 47,111 94,220 235,549 235,549 475,311 117,774 141,329 1,582,392
UltraShort Industrials 451,615
301,077 150,537 301,076 752,692 752,692 1,518,850 376,346 451,615 5,056,500
UltraShort Materials 156,278
104,185 52,092 104,185 260,463 260,463 525,586 130,231 156,278 1,749,761
UltraShort MidCap400 89,930
59,953 29,977 59,953 149,883 149,883 302,447 74,941 89,930 1,006,897
UltraShort MSCI Brazil
Capped
.....
319,661
213,108 106,554 213,108 532,769 532,769 1,075,068 266,384 319,661 3,579,082
UltraShort MSCI EAFE 66,591
44,394 22,197 44,394 110,986 110,986 223,956 55,493 66,591 745,588
UltraShort MSCI Emerging
Markets
.....
212,857
141,905 70,953 141,906 354,763 354,762 715,871 177,381 212,857 2,383,255
UltraShort MSCI Japan 671,834
447,889 223,944 447,889 1,119,723 1,119,723 2,259,476 559,861 671,834 7,522,173
UltraShort Nasdaq
Biotechnology
..
230,382
153,588 76,793 153,588 383,970 383,970 774,807 191,985 230,382 2,579,465
UltraShort QQQ
®
..
6,506,764
4,337,843 2,168,920 4,337,843 10,844,607 10,844,607 21,883,220 5,422,303 6,506,764 72,852,871
UltraShort QQQ Mega 80,988
53,992 26,997 53,993 134,980 134,980 272,375 67,490 80,988 906,783

216 :: FEBRUARY 28, 2026 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Fund Name
Bank of
America
Securities,
Inc., 3.67%,
dated
2/27/2026
due
3/2/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
2/27/2026
due
3/2/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
2/27/2026
due
3/2/2026
(c)
BNP Paribas
Securities
Corp., 3.25%,
dated
2/27/2026
due
3/2/2026
(d)
BNP Paribas
Securities
Corp., 3.40%,
dated
2/27/2026
due
3/2/2026
(e)
BNP Paribas
Securities
Corp., 3.66%,
dated
2/27/2026
due
3/2/2026
(f)
CF Secured
LLC, 3.65%,
dated
2/27/2026
due
3/2/2026
(g)
Natixis New
York Branch,
3.52%,
dated
2/27/2026
due
3/2/2026
(h)
Natixis New
York Branch,
3.66%,
dated
2/27/2026
due
3/2/2026
(i)
Total
UltraShort Real Estate $ 299,611
$ 199,741 $ 99,869 $ 199,741 $ 499,351 $ 499,351 $ 1,007,636 $ 249,676 $ 299,611 $ 3,354,587
UltraShort Russell2000 1,861,098
1,240,732 620,366 1,240,732 3,101,830 3,101,830 6,259,151 1,550,915 1,861,098 20,837,752
UltraShort S&P500
®
6,685,423
4,456,949 2,228,473 4,456,949 11,142,372 11,142,372 22,484,077 5,571,186 6,685,423 74,853,224
UltraShort
Semiconductors
.
679,761
453,174 226,586 453,174 1,132,935 1,132,935 2,286,138 566,468 679,761 7,610,932
UltraShort SmallCap600 85,191
56,794 28,396 56,793 141,985 141,985 286,509 70,992 85,191 953,836
UltraShort Technology 391,022
260,681 130,341 260,681 651,703 651,703 1,315,065 325,851 391,022 4,378,069
UltraShort Utilities
.
225,110
150,073 75,036 150,073 375,183 375,183 757,078 187,592 225,110 2,520,438
$ 254,737,901 $ 169,825,267 $ 84,912,626 $ 169,825,264 $ 424,563,168 $ 424,563,166 $ 856,721,622 $ 212,281,586 $ 254,737,902 $ 2,852,168,502
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2026 as follows:
(a) U.S. Treasury Notes, 0.50% to 3.63%, due 6/30/2026 to 1/15/2028, which had an aggregate value at the Trust level of $306,000,079.
(b) Federal Farm Credit Banks Funding Corp., 0% to 4.88%, due 3/2/2026 to 9/14/2037; Federal Home Loan Banks, 0% to 5.50%, due
3/2/2026 to 7/15/2036;  Federal Home Loan Mortgage Corp., 0% to 6.75%, due 5/27/2026 to 7/15/2032; Federal National Mortgage
Association, 0% to 7.25%, due 4/24/2026 to 8/6/2038, which had an aggregate value at the Trust level of $204,000,828.
(c) U.S. Treasury Notes, 0.25% to 3.75%, due 1/15/2027 to 7/15/2029,  which had an aggregate value at the Trust level of $102,000,105.
(d) U.S. Treasury Bonds, 6.50%, due 11/15/2026; U.S. Treasury Notes, 1.25% to 4.13%, due 6/30/2026 to 5/15/2028, which had an aggregate value at the Trust level of $204,000,044.
(e) U.S. Treasury Bills, 0%, due 4/2/2026 to 7/23/2026; U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2026 to 5/15/2055; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 8/15/2035, which had an aggregate value at the Trust level of $510,000,020.
(f) U.S. Treasury Bills, 0%, due 4/2/2026 to 7/23/2026;  U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2026 to 5/15/2055; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 8/15/2035, which had an aggregate value at the Trust level of $510,000,020.
(g) U.S. Treasury Bills, 0%, due 3/17/2026 to 2/18/2027; U.S. Treasury Bonds, 0% to 4.75%, due 3/31/2026 to 2/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $1,029,437,427.
(h) U.S. Treasury Bills, 0%, due 4/2/2026; U.S. Treasury Bonds, 1.25%, due 5/15/2050; U.S. Treasury Notes, 3.63% to 4.25%, due 8/31/2027 to
11/15/2034, which had an aggregate value at the Trust level of $255,074,891.
(i) U.S. Treasury Bonds, 0% to 4.25%, due 8/15/2029 to 8/15/2054; U.S. Treasury Notes, 0.13% to 4.50%, due 7/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $306,093,374.